UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08319

Voya Partners, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Global Bond Portfolio

Voya Index Solution Income Portfolio

Voya Index Solution 2020 Portfolio

Voya Index Solution 2025 Portfolio

Voya Index Solution 2030 Portfolio

Voya Index Solution 2035 Portfolio

Voya Index Solution 2040 Portfolio

Voya Index Solution 2045 Portfolio

Voya Index Solution 2050 Portfolio

Voya Index Solution 2055 Portfolio

Voya Index Solution 2060 Portfolio

Voya Solution Aggressive Portfolio

Voya Solution Balanced Portfolio

Voya Solution Conservative Portfolio

Voya Solution Income Portfolio

Voya Solution Moderately Aggressive Portfolio

Voya Solution Moderately Conservative Portfolio

Voya Solution 2020 Portfolio

Voya Solution 2025 Portfolio

Voya Solution 2030 Portfolio

Voya Solution 2035 Portfolio

Voya Solution 2040 Portfolio

Voya Solution 2045 Portfolio

Voya Solution 2050 Portfolio

Voya Solution 2055 Portfolio

Voya Solution 2060 Portfolio

VY® American Century Small-Mid Cap Value Portfolio

VY® Baron Growth Portfolio

VY® Columbia Contrarian Core Portfolio

VY® Columbia Small Cap Value II Portfolio

VY® Invesco Comstock Portfolio

VY® Invesco Equity and Income Portfolio

VY® JPMorgan Mid Cap Value Portfolio

VY® Oppenheimer Global Portfolio

VY® Pioneer High Yield Portfolio

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

VY® T. Rowe Price Growth Equity Portfolio

VY® Templeton Foreign Equity Portfolio

The schedules are not audited.

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 25.1%
			Australia: 0.1%
	270,000		National Australia Bank Ltd./New York, 2.500%, 07/12/26	$265,774	0.1

			Brazil: 0.4%
	900,000		Petrobras Global Finance BV, 8.750%, 05/23/26	996,750	0.4

			Canada: 0.2%
	130,000		Bank of Montreal, 1.500%, 07/18/19	129,768	0.1
	324,000		Goldcorp, Inc., 3.700%, 03/15/23	336,845	0.1
				466,613	0.2

			China: 0.3%
	601,000		Alibaba Group Holding Ltd, 3.600%, 11/28/24	630,529	0.3

			France: 0.7%
	294,000		BPCE SA, 2.500%, 12/10/18	299,973	0.1
	287,000	#	BPCE SA, 5.150%, 07/21/24	302,516	0.1
	226,000	#	Electricite de France SA, 2.350%, 10/13/20	230,617	0.1
	940,000	#	SFR Group SA, 6.000%, 05/15/22	962,325	0.4
				1,795,431	0.7

			Guernsey: 0.3%
	716,000		Credit Suisse Group Funding Guernsey Ltd., 2.750%, 03/26/20	719,135	0.3

			Ireland: 0.5%
	706,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/35	795,491	0.3
	370,000		Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/26	371,578	0.2
				1,167,069	0.5

			Italy: 0.1%
	286,000		Intesa Sanpaolo SpA, 3.875%, 01/15/19	294,620	0.1

			Japan: 0.5%
	790,000	#	Bank of Tokyo-Mitsubishi UFJ Ltd., 2.300%, 03/05/20	798,937	0.3
	200,000	#	Mizuho Bank Ltd., 3.200%, 03/26/25	209,148	0.1
	300,000		Sumitomo Mitsui Financial Group, Inc., 3.784%, 03/09/26	324,459	0.1
				1,332,544	0.5

			Mexico: 0.0%
MXN	1,007,437	±	Banco Invex S.A., 6.450%, 03/13/34	–	–
MXN	169,575		JPMorgan Hipotecaria su Casita, 6.100%, 09/25/35	8,378	0.0
				8,378	0.0

			Netherlands: 0.9%
	269,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.500%, 01/11/21	297,672	0.1
	340,000		Shell International Finance BV, 1.625%, 11/10/18	341,073	0.2
	690,000		Shell International Finance BV, 3.250%, 05/11/25	728,140	0.3
	448,000		Shell International Finance BV, 4.000%, 05/10/46	460,741	0.2
	300,000	#	Siemens Financieringsmaatschappij NV, 2.350%, 10/15/26	296,881	0.1
				2,124,507	0.9

			Norway: 0.2%
	380,000		Statoil ASA, 2.450%, 01/17/23	387,891	0.2

			Sweden: 0.1%
	298,000	#,L	Nordea Bank AB, 5.500%, 09/29/49	293,530	0.1

			Switzerland: 0.3%
	400,000	#	Credit Suisse AG, 6.500%, 08/08/23	435,000	0.2
	250,000		UBS AG/Stamford CT, 7.625%, 08/17/22	291,875	0.1
				726,875	0.3

			United Kingdom: 1.0%
	283,000		Aon PLC, 2.800%, 03/15/21	290,672	0.1
	265,000	#	Barclays Bank PLC, 6.050%, 12/04/17	277,250	0.1
	1,002,000		Santander UK PLC, 2.375%, 03/16/20	1,012,526	0.4
	400,000	#	Standard Chartered PLC, 4.300%, 02/19/27	399,182	0.2
	344,000	#	UBS Group Funding Jersey Ltd., 4.125%, 04/15/26	362,150	0.2
				2,341,780	1.0

			United States: 19.5%
	424,000		21st Century Fox America, Inc., 4.500%, 02/15/21	470,646	0.2
	338,000		21st Century Fox America, Inc., 5.400%, 10/01/43	404,989	0.2
	616,000		AbbVie, Inc., 2.500%, 05/14/20	629,358	0.3
	190,000		AbbVie, Inc., 2.850%, 05/14/23	193,232	0.1
	690,000		Actavis Funding SCS, 2.350%, 03/12/18	697,312	0.3
	197,000		Aetna, Inc., 3.200%, 06/15/26	200,621	0.1
	318,000		Aetna, Inc., 4.375%, 06/15/46	335,252	0.1

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
468,000		American Honda Finance Corp., 2.300%, 09/09/26	$467,854	0.2
233,000		American Tower Corp., 3.500%, 01/31/23	243,453	0.1
238,000		Amsurg Corp., 5.625%, 07/15/22	244,247	0.1
432,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	446,255	0.2
667,000		Anheuser-Busch InBev Finance, Inc., 3.300%, 02/01/23	704,057	0.3
1,050,000		Apple, Inc., 1.000%, 05/03/18	1,048,684	0.4
710,000		Apple, Inc., 3.200%, 05/13/25	758,045	0.3
295,000		AT&T, Inc., 3.000%, 06/30/22	303,705	0.1
962,000		AT&T, Inc., 3.600%, 02/17/23	1,015,752	0.4
299,000		AT&T, Inc., 5.150%, 03/15/42	326,348	0.1
368,000		Bank of America Corp., 3.300%, 01/11/23	382,064	0.2
226,000		Bank of America Corp., 3.875%, 08/01/25	242,033	0.1
458,000		Bank of America Corp., 4.100%, 07/24/23	496,774	0.2
309,000		Bank of America Corp., 4.000%, 04/01/24	333,692	0.1
412,000		Bank of New York Mellon Corp., 2.050%, 05/03/21	415,092	0.2
1,309,000		Barrick North America Finance LLC, 5.750%, 05/01/43	1,544,048	0.6
540,000	#	Calpine Corp., 6.000%, 01/15/22	565,987	0.2
395,000		CBRE Services, Inc., 5.250%, 03/15/25	424,290	0.2
216,000		CBS Corp., 3.700%, 08/15/24	226,609	0.1
249,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 02/15/23	260,205	0.1
501,000		Celgene Corp., 4.000%, 08/15/23	540,758	0.2
472,000	#	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/22	510,323	0.2
290,000		Chevron Corp., 2.419%, 11/17/20	298,371	0.1
360,000		Chevron Corp., 2.954%, 05/16/26	372,679	0.2
579,000		Citigroup, Inc., 4.000%, 08/05/24	608,413	0.2
469,000		Citigroup, Inc., 5.500%, 09/13/25	536,126	0.2
758,000		Citizens Bank NA/Providence RI, 2.450%, 12/04/19	769,638	0.3
165,000		Comcast Corp., 2.350%, 01/15/27	162,680	0.1
562,000	#	COX Communications, Inc., 2.950%, 06/30/23	555,191	0.2
777,000		CVS Health Corp., 2.800%, 07/20/20	806,303	0.3
320,000	#	Diamond 1 Finance Corp. /Diamond 2 Finance Corp., 4.420%, 06/15/21	334,810	0.1
337,000	#	Diamond 1 Finance Corp. /Diamond 2 Finance Corp., 5.450%, 06/15/23	361,433	0.1
313,000	#	Diamond 1 Finance Corp. /Diamond 2 Finance Corp., 6.020%, 06/15/26	343,963	0.1
442,000		Discover Bank/Greenwood DE, 7.000%, 04/15/20	504,492	0.2
240,000		Duke Energy Carolinas LLC, 2.500%, 03/15/23	248,371	0.1
277,000		Eastman Chemical Co., 2.700%, 01/15/20	284,368	0.1
545,000		Eaton Corp., 4.150%, 11/02/42	585,692	0.2
523,000		eBay, Inc., 2.600%, 07/15/22	527,937	0.2
1,026,000		Energy Transfer Partners L.P., 4.900%, 02/01/24	1,070,643	0.4
558,000		Entergy Corp., 5.125%, 09/15/20	619,776	0.3
329,000		Exxon Mobil Corp., 2.222%, 03/01/21	336,412	0.1
539,000		Fifth Third Bancorp, 8.250%, 03/01/38	803,537	0.3
532,000		FirstEnergy Corp., 4.250%, 03/15/23	565,153	0.2
478,000		General Dynamics Corp., 2.250%, 11/15/22	489,625	0.2
205,000		General Electric Co., 6.750%, 03/15/32	289,027	0.1
322,000		General Motors Financial Co., Inc., 4.300%, 07/13/25	332,519	0.1
500,000		Gilead Sciences, Inc., 4.150%, 03/01/47	515,208	0.2
255,000	#	Glencore Funding LLC, 2.500%, 01/15/19	255,663	0.1
240,000		Goldman Sachs Group, Inc., 2.625%, 04/25/21	244,280	0.1
627,000		Goldman Sachs Group, Inc., 5.250%, 07/27/21	708,670	0.3
605,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	783,254	0.3
721,000		HCP, Inc., 4.250%, 11/15/23	758,504	0.3
258,000	#	Hewlett Packard Enterprise Co., 2.450%, 10/05/17	260,126	0.1
194,000	#	Hewlett Packard Enterprise Co., 2.850%, 10/05/18	197,751	0.1
294,000		Huntington Bancshares, Inc., 2.600%, 08/02/18	298,881	0.1
570,000		Huntington National Bank, 2.200%, 11/06/18	577,377	0.2
1,041,000		Indiana Michigan Power Co., 7.000%, 03/15/19	1,167,636	0.5

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
238,000		Intel Corp., 2.600%, 05/19/26	$242,919	0.1
570,000	#	JBS USA LLC, 5.875%, 07/15/24	570,000	0.2
245,000		Jefferson Smurfit Escrow	–	–
384,000		JM Smucker Co., 3.000%, 03/15/22	402,708	0.2
362,000		JPMorgan Chase & Co., 1.625%, 05/15/18	362,953	0.2
357,000		JPMorgan Chase & Co., 2.550%, 03/01/21	363,798	0.2
478,000		JPMorgan Chase & Co., 6.000%, 12/29/49	500,107	0.2
43	#	Kern River Funding Corp., 4.893%, 04/30/18	45	0.0
222,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/24	228,985	0.1
127,000		Kohls Corp., 4.750%, 12/15/23	136,921	0.1
317,000		Kraft Heinz Foods Co., 3.000%, 06/01/26	320,384	0.1
436,000		Kraft Heinz Foods Co., 3.950%, 07/15/25	472,852	0.2
218,000		Lockheed Martin Corp., 3.100%, 01/15/23	230,355	0.1
375,000		Medtronic, Inc., 3.150%, 03/15/22	398,802	0.2
393,000		Medtronic, Inc., 3.500%, 03/15/25	423,916	0.2
372,000		Morgan Stanley, 3.750%, 02/25/23	395,836	0.2
618,000		Morgan Stanley, 4.100%, 05/22/23	654,633	0.3
240,000		MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	251,100	0.1
1,048,000		Mylan, Inc., 2.600%, 06/24/18	1,063,255	0.4
625,000		Netflix, Inc., 5.750%, 03/01/24	675,000	0.3
438,000		Newell Rubbermaid, Inc., 2.875%, 12/01/19	449,969	0.2
381,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	405,047	0.2
504,000		Oracle Corp., 2.950%, 05/15/25	521,476	0.2
110,000	#,L	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/23	118,319	0.1
235,000		Pfizer, Inc., 2.750%, 06/03/26	243,358	0.1
568,000		Philip Morris International, Inc., 4.250%, 11/10/44	633,733	0.3
280,000		Regency Energy Partners L.P., 4.500%, 11/01/23	282,425	0.1
280,000		Regency Energy Partners L.P., 5.500%, 04/15/23	289,384	0.1
272,000		Reynolds American, Inc., 6.150%, 09/15/43	360,731	0.1
117,000		Scripps Networks Interactive, Inc., 2.750%, 11/15/19	120,201	0.1
245,000		Stone Webster Escrow	–	–
104,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	108,250	0.0
445,000		Synchrony Financial, 4.250%, 08/15/24	468,209	0.2
272,000		Time Warner Cable LLC, 5.875%, 11/15/40	303,678	0.1
485,000		Time Warner, Inc., 6.500%, 11/15/36	629,983	0.3
505,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	470,913	0.2
270,000		Verizon Communications, Inc., 5.012%, 08/21/54	300,306	0.1
1,071,000		Verizon Communications, Inc., 5.150%, 09/15/23	1,248,354	0.5
600,000		Visa, Inc., 3.150%, 12/14/25	634,926	0.3
100,000		Walt Disney Co., 3.000%, 07/30/46	94,267	0.0
599,000		Wells Fargo & Co., 4.100%, 06/03/26	636,664	0.3
			48,020,956	19.5

	Total Corporate Bonds/Notes
	(Cost $58,834,847)		61,572,382	25.1

COLLATERALIZED MORTGAGE OBLIGATIONS: 15.3%
		United States: 15.3%
557,179		Adjustable Rate Mortgage Trust 2006-2 1A1, 3.255%, 05/25/36	519,179	0.2
379,039		Alternative Loan Trust 2005-51 3A2A, 1.797%, 11/20/35	332,488	0.1
112,935		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/36	89,612	0.0
443,451		American Home Mortgage Assets Trust 2006-3 2A11, 1.447%, 10/25/46	313,598	0.1
247,080		Banc of America Alternative Loan Trust 2004-1 4A1, 4.750%, 02/25/19	243,787	0.1
810,000		Banc of America Commercial Mortgage Trust 2007-3 AJ, 5.723%, 06/10/49	812,820	0.3
700,000		Banc of America Commercial Mortgage Trust 2007-3 B, 5.723%, 06/10/49	697,898	0.3
540,000		Banc of America Commercial Mortgage Trust 2007-4 AJ, 6.005%, 02/10/51	547,051	0.2
710,636		Banc of America Funding 2005-1 Trust 1A1, 5.500%, 02/25/35	713,224	0.3
8,020,000	#,^	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/33	373,642	0.2

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
440,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 E, 5.406%, 11/11/41	$465,175	0.2
990,000		Bear Stearns Commercial Mortgage Securities Trust 2005-PWR10, 5.793%, 12/11/40	1,042,690	0.4
216,991		Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20 C, 5.302%, 10/12/42	216,782	0.1
140,000	#	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 E, 5.907%, 04/12/38	131,922	0.1
461,197	#	Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/18	483,560	0.2
1,889,000	^	CD 2016-CD1 Mortgage Trust, 1.582%, 08/10/49	197,601	0.1
573,090		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/37	521,850	0.2
193,604		Citigroup Mortgage Loan Trust, Inc. 2005-2 1A3, 3.004%, 05/25/35	191,484	0.1
491,138		CitiMortgage Alternative Loan Trust Series 2006-A3 1A7, 6.000%, 07/25/36	440,558	0.2
346,593		COBALT CMBS Commercial Mortgage Trust 2006-C1 AM, 5.254%, 08/15/48	346,549	0.1
680,000	#	COMM 2004-LB2A H, 6.067%, 03/10/39	732,276	0.3
10,555,585	#,^	COMM 2012 - LTRT XA, 1.038%, 10/05/30	479,669	0.2
4,055,652	^	COMM 2012-CR1 XA, 2.206%, 05/15/45	314,017	0.1
2,877,082	^	COMM 2013-LC6 XA, 1.856%, 01/10/46	170,234	0.1
4,363,645	^	COMM 2014-CR17 XA, 1.331%, 05/10/47	250,197	0.1
472,800	#	Commercial Mortgage Trust 2004-GG1 F, 6.572%, 06/10/36	477,066	0.2
80,868		Countrywide Alternative Loan Trust 2005-53T2 2A6, 1.025%, 11/25/35	46,663	0.0
129,514		CHL Mortgage Pass-Through Trust 2005-17 1A8, 5.500%, 09/25/35	130,947	0.1
112,301		CHL Mortgage Pass-Through Trust 2005-J4 A7, 5.500%, 11/25/35	111,054	0.0
110,000	#	Credit Suisse Commercial Mortgage Trust Series 2006-K1A K, 5.415%, 02/25/21	110,004	0.0
15,675	#	Credit Suisse First Boston Mortgage Securities Corp. 2003-C4 J, 5.322%, 08/15/36	15,660	0.0
2,720,018	#,^	DBUBS 2011-LC1A XA, 1.042%, 11/10/46	60,044	0.0
210,000	#	DBUBS 2011-LC2A D, 5.727%, 07/10/44	221,860	0.1
41,126	#	Deutsche ALT-A Securities, Inc. Alternate Loan Trust 2007-RS1 A2, 1.022%, 01/27/37	102,281	0.0
100,000		Fannie Mae Connecticut Avenue Securities 2014-C01 M2, 4.925%, 01/25/24	107,302	0.0
320,000		Fannie Mae Connecticut Avenue Securities 2014-C03 2M2, 3.425%, 07/25/24	321,766	0.1
400,000		Fannie Mae Connecticut Avenue Securities 2014-CO3 1M2, 3.525%, 07/25/24	400,933	0.2
1,780,000		Fannie Mae Connecticut Avenue Securities 2014-CO4 1M2, 5.425%, 11/25/24	1,925,828	0.8
80,000		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.525%, 05/25/25	83,294	0.0
500,000		Fannie Mae Connecticut Avenue Securities 2015-C03 1M2, 5.525%, 07/25/25	534,234	0.2
3,560,000	^	FHLMC Multifamily Structured Pass Through Certificates K010 X3, 4.790%, 11/25/44	608,429	0.2
9,171,549	^	Freddie Mac Series K704 X1, 2.118%, 08/25/18	259,753	0.1
530,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN1 M3, 5.025%, 02/25/24	575,025	0.2
400,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN3 M3, 4.525%, 08/25/24	419,013	0.2
1,100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN4 M3, 5.075%, 10/25/24	1,168,012	0.5
340,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 5.275%, 10/25/24	363,783	0.2
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 5.225%, 04/25/28	106,263	0.0
200,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M2, 2.725%, 03/25/25	202,722	0.1

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
200,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA4 M3, 4.324%, 03/25/29	$201,076	0.1
200,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA3 M3, 4.374%, 03/25/29	201,623	0.1
42,248,520	#,^	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/44	173,937	0.1
15,150	#	GE Capital Commercial Mortgage Series 2005-C2 H, 5.647%, 05/10/43	15,108	0.0
324,710		GreenPoint Mortgage Funding Trust 2006-AR3 4A1, 0.735%, 04/25/36	274,510	0.1
100,000	#	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/43	86,328	0.0
2,915,538	^	GS Mortgage Securities Trust 2012-GCJ7 XA, 2.643%, 05/10/45	231,997	0.1
2,655,000	^	GS Mortgage Securities Trust 2016-GS3 XA, 1.285%, 10/10/49	241,670	0.1
112,557		GSR Mortgage Loan Trust 2005-AR6 1A4, 3.007%, 09/25/35	115,298	0.0
838,462		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 0.735%, 04/25/46	622,429	0.3
13,663,367	^	JPMBB Commercial Mortgage Securities Trust 2014-C24 XA, 1.223%, 11/15/47	725,678	0.3
250,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-CB8 J, 4.733%, 01/12/39	242,961	0.1
500,000		JP Morgan Chase Commercial Mortgage Securities Corp. 2006-LDP8 B, 5.520%, 05/15/45	499,294	0.2
2,940,000	#,^	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.440%, 12/15/47	56,264	0.0
192,071	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-LN1 H, 5.773%, 10/15/37	192,484	0.1
270,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.503%, 06/12/41	264,387	0.1
60,000		JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8 C, 5.549%, 05/15/45	58,211	0.0
460,000		JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP11 AM, 5.940%, 06/15/49	463,328	0.2
7,258,633	^	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.837%, 06/15/45	447,522	0.2
720,699		JP Morgan Mortgage Trust 2005-A4 B1, 2.953%, 07/25/35	613,679	0.3
152,233		JP Morgan Mortgage Trust 2007-A1 7A1, 3.033%, 07/25/35	150,997	0.1
9,230,541	^	JPMBB Commercial Mortgage Securities Trust 2013-C14 XA, 1.087%, 08/15/46	267,034	0.1
360,000		LB-UBS Commercial Mortgage Trust 2005-C3 E, 4.983%, 07/15/40	369,290	0.2
360,000		LB-UBS Commercial Mortgage Trust 2005-C3, 5.013%, 07/15/40	350,547	0.1
50,000		LB-UBS Commercial Mortgage Trust 2006-C4 C, 6.080%, 06/15/38	49,940	0.0
780,000		LB-UBS Commercial Mortgage Trust 2006-C4 D, 6.080%, 06/15/38	779,045	0.3
300,000		LB-UBS Commercial Mortgage Trust 2006-C4 E, 6.080%, 06/15/38	299,539	0.1
199,303		Lehman XS Trust Series 2005-5N 1A2, 0.885%, 11/25/35	155,875	0.1
416,721		Lehman XS Trust Series 2006-14N 2A, 0.725%, 09/25/46	337,318	0.1
168,495		MASTR Adjustable Rate Mortgages Trust 2006-2 1A1, 3.123%, 04/25/36	155,345	0.1
390,000		Merrill Lynch Mortgage Investors Trust Series 1998-C1 E, 6.750%, 11/15/26	404,663	0.2
310,000		Morgan Stanley Capital I Trust 2006-IQ11, 6.064%, 10/15/42	310,901	0.1
865,000	#	Morgan Stanley Capital I Trust 2011-C1 C, 5.601%, 09/15/47	972,225	0.4
570,000	#	Morgan Stanley Capital I Trust 2011-C1 D, 5.601%, 09/15/47	627,825	0.3
460,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.601%, 09/15/47	502,115	0.2
290,000	#	Morgan Stanley Reremic Trust 2012-XA B, 0.250%, 07/27/49	260,060	0.1

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
			United States: (continued)
	532,035		Opteum Mortgage Acceptance Corp. Trust 2006-1 1AC1, 0.825%, 04/25/36	$467,196	0.2
	3,245,656		RALI Series 2006-QO1 Trust, 2.329%, 02/25/46	376,123	0.2
	2,063		RALI Series Trust 2005-QA4 A32, 3.442%, 04/25/35	119	0.0
	879,570		TBW Mortgage-Backed Trust 2007-2 A1A, 5.965%, 07/25/37	610,711	0.3
	43,261	#	TIAA CMBS I Trust 2001-C1A L, 5.770%, 06/19/33	43,248	0.0
	6,492,577	#,^	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA, 2.220%, 08/10/49	533,006	0.2
	30,959		Wachovia Bank Commercial Mortgage Trust Series 2006-C25 B, 6.010%, 05/15/43	30,921	0.0
	50,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C25 D, 6.010%, 05/15/43	49,877	0.0
	11,029,824		WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 1.418%, 08/25/45	543,141	0.2
	73,864		WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 2.575%, 10/25/36	64,903	0.0
	1,158,958		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust 3A1, 3.696%, 12/25/36	1,066,225	0.4
	288,379		WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 2.802%, 08/25/46	253,106	0.1
	544,894		WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 2.603%, 12/25/36	477,552	0.2
	151,317		WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 2.303%, 04/25/37	132,083	0.1
	209,153		Wells Fargo Alternative Loan 2007-PA2 2A1, 0.955%, 06/25/37	154,451	0.1
	5,927,847	#,^	Wells Fargo Commercial Mortgage Trust 2012-LC5 XA, 2.188%, 10/15/45	453,707	0.2
	84,938		Wells Fargo Mortgage Backed Securities 2005-AR16 Trust 2A1, 2.853%, 02/25/34	86,481	0.0
	387,983		Wells Fargo Mortgage Backed Securities 2006-AR17 Trust A1, 3.003%, 10/25/36	370,387	0.2
	83,683		Wells Fargo Mortgage Backed Securities 2006-AR17 Trust A2, 3.003%, 10/25/36	79,887	0.0
	412,709		Wells Fargo Mortgage Backed Securities 2006-AR7 Trust 2A1, 3.088%, 05/25/36	393,845	0.2
	385,931		Wells Fargo Mortgage Backed Securities 2006-AR8 Trust 3A2, 2.853%, 04/25/36	377,126	0.2
	3,916,962	#,^	WFRBS Commercial Mortgage Trust 2012-C8 XA, 2.255%, 08/15/45	307,611	0.1

		Total Collateralized Mortgage Obligations
		(Cost $36,939,014)		37,572,008	15.3

STRUCTURED PRODUCTS: 0.0%
			Russia: 0.0%
RUB	5,841,301		Morgan Stanley & Co. International PLC - EM Whole Loan SA /Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 08/22/34	41,044	0.0

		Total Structured Products
		(Cost $208,222)		41,044	0.0

U.S. TREASURY OBLIGATIONS: 3.8%
			U.S. Treasury Bonds: 1.0%
	175,000		1.500%, due 08/15/26	173,428	0.1
	2,154,000		2.500%, due 05/15/46	2,236,711	0.9
				2,410,139	1.0

			U.S. Treasury Notes: 2.8%
	85,000		0.875%, due 09/15/19	84,993	0.0
	1,889,000	L	1.125%, due 08/31/21	1,887,451	0.8
	440,000		1.125%, due 09/30/21	439,433	0.2
	160,000		1.375%, due 08/31/23	159,563	0.1
	4,330,000		1.375%, due 09/30/23	4,315,118	1.7
				6,886,558	2.8

		Total U.S. Treasury Obligations
		(Cost $9,334,227)		9,296,697	3.8

FOREIGN GOVERNMENT BONDS: 14.6%
			Austria: 1.6%
EUR	3,000,000	#	Austria Government Bond, 1.650%, 10/21/24	3,869,279	1.6

			Belgium: 7.4%
EUR	15,100,000	#	Belgium Government Bond, 0.800%, 06/22/25	18,163,000	7.4

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
			Brazil: 0.3%
BRL	705,000		Brazil Notas do Tesouro Nacional Series F, 6.000%, 05/15/45	$669,926	0.3

			Germany: 0.1%
EUR	100,000		Bundesrepublik Deutschland, 2.500%, 08/15/46	176,768	0.1
EUR	10,000		Bundesrepublik Deutschland, 2.000%, 08/15/23	13,184	0.0
				189,952	0.1

			Italy: 2.9%
EUR	4,900,000		Italy Buoni Poliennali Del Tesoro, 4.500%, 03/01/26	7,151,389	2.9

			South Africa: 0.6%
	1,450,000		South Africa Government International Bond, 4.300%, 10/12/28	1,442,750	0.6
ZAR	1,000,000		Transnet SOC Ltd., 10.800%, 11/06/23	75,557	0.0
				1,518,307	0.6

			Spain: 1.7%
EUR	3,500,000	#	Spanish Government Bond, 1.950%, 04/30/26	4,320,937	1.7

		Total Foreign Government Bonds
		(Cost $33,743,503)		35,882,790	14.6

U.S. GOVERNMENT AGENCY OBLIGATIONS: 11.8%
			Federal Home Loan Mortgage Corporation: 5.7%##
	35,982		0.974%, due 02/15/29	36,089	0.0
	11,991		1.024%, due 03/15/32	12,054	0.0
	47,297		1.024%, due 01/15/33	47,514	0.0
	18,104		1.474%, due 08/15/31	18,584	0.0
	9,653		1.474%, due 02/15/32	9,908	0.0
	10,259		1.524%, due 02/15/32	10,495	0.0
	10,524		1.524%, due 02/15/32	10,765	0.0
	14,749		1.524%, due 03/15/32	15,092	0.0
	1,655,802	^	3.000%, due 10/15/32	184,599	0.1
	4,573,926	^	3.926%, due 05/15/36	571,411	0.2
	882,412	^	4.000%, due 02/15/43	170,141	0.1
	13,742,491	^	4.000%, due 04/15/43	2,373,229	1.0
	434,422		4.000%, due 09/01/45	466,933	0.2
	278,423		4.000%, due 09/01/45	298,757	0.1
	834,935		4.000%, due 09/01/45	895,914	0.4
	153,924		4.000%, due 09/01/45	165,166	0.1
	231,666		4.000%, due 09/01/45	249,004	0.1
	1,032,320		4.000%, due 10/01/45	1,107,715	0.5
	319,957		4.000%, due 05/01/46	343,436	0.1
	3,925		5.000%, due 01/01/20	4,107	0.0
	16,687		5.000%, due 02/01/20	17,580	0.0
	147,448		5.000%, due 09/15/23	160,300	0.1
	583,586		5.000%, due 02/15/34	651,355	0.3
	524,765		5.000%, due 11/15/34	583,342	0.2
	16,893		5.000%, due 12/01/34	18,963	0.0
	1,701,189	^	5.426%, due 10/15/36	228,580	0.1
	4,642,765	^	5.476%, due 05/15/36	375,674	0.2
	3,949,751	^	5.476%, due 01/15/39	727,714	0.3
	13,443,804	^	5.476%, due 01/15/39	2,498,874	1.0
	5,563		5.500%, due 01/01/18	5,683	0.0
	4,299,929	^	5.526%, due 07/15/40	653,887	0.3
	109,707	^	5.626%, due 07/15/35	17,684	0.0
	2,104,141	^	5.726%, due 11/15/32	419,666	0.2
	50,012		6.000%, due 02/01/34	58,041	0.0
	734,704	^	6.076%, due 08/15/28	30,862	0.0
	584		6.500%, due 04/01/18	591	0.0
	11,224		6.500%, due 02/01/22	12,580	0.0
	12,414		6.500%, due 09/01/22	13,947	0.0
	77,719		6.500%, due 02/15/32	90,684	0.0
	52,211		6.500%, due 06/15/32	62,337	0.0
	4,220		6.500%, due 08/01/32	4,915	0.0
	6,743		6.500%, due 07/01/34	7,727	0.0
	7,287		6.500%, due 07/01/34	8,355	0.0
	42,715		6.750%, due 02/15/24	47,027	0.0
	83,727		7.000%, due 09/15/26	93,872	0.0
	14,086	^	7.000%, due 03/15/28	3,379	0.0
	75,064	^	7.000%, due 04/15/28	16,250	0.0
	130,132	^	7.126%, due 03/15/29	27,461	0.0
	120,046	^	7.176%, due 03/15/29	24,485	0.0
	69,807		7.500%, due 09/15/22	76,778	0.0
	90,201		8.000%, due 05/15/35	104,995	0.1
	173,850	^	8.426%, due 08/15/29	42,705	0.0
	2,425		22.461%, due 06/15/34	2,525	0.0
	22,758		22.828%, due 08/15/35	35,945	0.0
				14,115,676	5.7

			Federal National Mortgage Association: 5.2%##
	7,023		0.925%, due 11/25/33	7,033	0.0
	7,519		1.031%, due 10/18/32	7,554	0.0
	11,630		1.525%, due 04/25/32	11,905	0.0
	3,579		1.525%, due 04/25/32	3,663	0.0
	33,800		1.525%, due 09/25/32	34,563	0.0
	33,805		1.525%, due 12/25/32	34,567	0.0
	86,460		2.500%, due 06/01/30	89,663	0.0
	130,426		2.500%, due 06/01/30	135,258	0.1
	52,476		2.500%, due 07/01/30	54,420	0.0
	248,528		2.833%, due 10/01/36	262,670	0.1
	2,097,074	^	3.000%, due 06/25/33	273,835	0.1
	1,083,504	^	3.500%, due 08/25/33	130,284	0.1
	679,615	^	3.500%, due 08/25/43	121,537	0.1
	264,431	^	3.525%, due 02/25/37	769	0.0
	2,038,907	^	4.000%, due 06/25/42	340,947	0.1
	269,304		4.000%, due 05/01/45	289,564	0.1
	118,226		4.500%, due 08/25/25	125,781	0.1
	837,281	^	5.000%, due 05/25/18	20,817	0.0
	219,013		5.000%, due 07/25/40	235,227	0.1
	111,821		5.000%, due 06/01/41	124,683	0.1
	2,686,656	^	5.415%, due 01/25/38	540,641	0.2
	4,437,144	^	5.425%, due 09/25/41	771,432	0.3
	3,941,573	^	5.455%, due 11/25/41	698,013	0.3
	10,885		5.500%, due 09/01/19	11,341	0.0
	10,464		5.500%, due 09/01/19	10,877	0.0
	35,976		5.500%, due 09/01/24	40,520	0.0
	58,509	^	5.500%, due 07/25/33	12,113	0.0
	24,102	^	5.500%, due 06/25/35	5,251	0.0
	3,041,522	^	5.575%, due 01/25/43	747,597	0.3
	6,859,585	^	5.675%, due 03/25/42	1,139,079	0.5
	3,085,574	^	5.925%, due 10/25/37	597,543	0.3
	3,453,549	^	5.925%, due 02/25/42	505,413	0.2
	4,722		6.000%, due 05/01/21	4,991	0.0
	24,945		6.000%, due 01/25/32	28,447	0.0
	110,574	^	6.000%, due 12/25/32	23,729	0.0

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
47,263	^	6.000%, due 02/25/33	$8,334	0.0
56,310	^	6.000%, due 03/25/33	12,528	0.0
46,144	^	6.000%, due 03/25/33	9,564	0.0
132,805		6.000%, due 11/01/34	153,004	0.1
207,595		6.000%, due 04/01/35	239,584	0.1
25,332	^	6.000%, due 09/25/35	4,551	0.0
117,567	^	6.015%, due 06/25/37	24,230	0.0
1,774,407	^	6.025%, due 09/25/37	350,829	0.2
5,562,441	^	6.035%, due 06/25/41	1,150,999	0.5
369,783	^	6.045%, due 06/25/36	74,627	0.0
21,695	^	6.225%, due 05/25/35	4,079	0.0
18,546		6.500%, due 04/25/29	21,383	0.0
26,577		6.500%, due 11/25/29	31,236	0.0
93,605		6.500%, due 12/01/29	109,454	0.1
191,614	^	6.500%, due 02/25/32	42,752	0.0
29,575		6.500%, due 04/25/32	33,889	0.0
38,717		6.500%, due 01/01/34	45,291	0.0
28,842	^	6.575%, due 06/25/23	3,217	0.0
115,326	^	6.705%, due 09/25/36	26,549	0.0
25		7.000%, due 11/01/17	25	0.0
34,116	^	7.000%, due 02/25/28	7,803	0.0
42,247	^	7.000%, due 03/25/33	11,770	0.0
1,091		7.000%, due 04/01/33	1,309	0.0
31,887	^	7.000%, due 04/25/33	7,504	0.0
178,476	^	7.025%, due 10/25/33	42,771	0.0
34,538	^	7.105%, due 03/25/23	524	0.0
116,870	^	7.225%, due 07/25/31	27,946	0.0
65,308	^	7.225%, due 02/25/32	15,986	0.0
40,751	^	7.425%, due 07/25/32	9,562	0.0
1,323,707	^	7.469%, due 12/18/32	323,451	0.1
231,816	^	7.500%, due 01/25/24	43,394	0.0
26,619		7.500%, due 09/01/32	31,747	0.0
67,447		7.500%, due 01/01/33	82,589	0.0
97,741		8.000%, due 05/25/43	98,774	0.1
122,747		21.899%, due 07/25/35	196,055	0.1
150,915		21.907%, due 10/25/35	268,904	0.1
64,530		22.273%, due 06/25/36	97,171	0.1
248,774		22.364%, due 10/25/40	696,872	0.3
22,431		22.641%, due 03/25/36	35,283	0.0
46,932		25.849%, due 04/25/35	84,505	0.0
414,520		30.824%, due 11/25/36	805,154	0.3
			12,676,926	5.2

		Government National Mortgage Association: 0.9%
5,917,359	^	4.000%, due 04/20/38	234,194	0.1
57,507		5.000%, due 04/15/34	64,749	0.0
3,621,808	^	5.318%, due 06/20/40	549,911	0.2
2,374,925	^	6.170%, due 07/16/41	443,209	0.2
22,507		6.500%, due 02/20/35	27,453	0.0
612,448		20.324%, due 03/20/37	1,007,366	0.4
			2,326,882	0.9

	Total U.S. Government Agency Obligations
	(Cost $26,457,973)		29,119,484	11.8

ASSET-BACKED SECURITIES: 2.4%
		Cayman Islands: 1.6%
1,000,000	#	Bluemountain CLO III Ltd. 2007-3A C, 1.547%, 03/17/21	994,063	0.4
1,300,000	#	Madison Park Funding Ltd. 2007-6A C, 1.721%, 07/26/21	1,272,422	0.5
1,550,000	#	Muir Grove CLO Ltd. 2007-1A B, 2.715%, 03/25/20	1,550,462	0.7
			3,816,947	1.6

		United States: 0.8%
291,589		Bear Stearns Asset Backed Securities I Trust 2006-HE9 3A, 0.665%, 11/25/36	260,763	0.1
419,089		Citigroup Mortgage Loan Trust 2006-WF1 A2E, 5.215%, 03/25/36	306,755	0.1
500,000		FFMLT Trust 2005-FF8 M2, 1.045%, 09/25/35	440,935	0.2
640,658		First Franklin Mortgage Loan Trust 2006-FF5 2A3, 0.685%, 04/25/36	564,621	0.2
300,000		Home Equity Asset Trust 2007-3 2A3, 0.765%, 08/25/37	270,087	0.1
293,459		SG Mortgage Securities Trust 2006-OPT2 A2, 0.665%, 10/25/36	247,167	0.1
			2,090,328	0.8

	Total Asset-Backed Securities
	(Cost $5,826,885)		5,907,275	2.4

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.0%
		United States: 0.0%
43,083	@,L	American Media, Inc.	–	–
4,988	@	Resolute Forest Products, Inc.	23,593	0.0

	Total Common Stock
	(Cost $1,298,014)		23,593	0.0

MUTUAL FUNDS: 20.4%
		United States: 20.4%
1,004,379		Voya Emerging Markets Corporate Debt Fund - Class P	10,003,611	4.1
1,522,674		Voya Emerging Markets Hard Currency Debt Fund - Class P	15,104,931	6.1
2,942,700	@	Voya Emerging Markets Local Currency Debt Fund - Class P	22,452,799	9.1
330,955		Voya High Yield Bond Fund - Class P	2,660,876	1.1

	Total Mutual Funds
	(Cost $56,928,912)		50,222,217	20.4

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.1%
		Options on Currencies: 0.1%
24,200,000	@	Call USD vs. Put EUR, Strike @ 1.106, Exp. 10/12/16 Counterparty: Goldman Sachs & Co.	$25,071	0.0
24,200,000	@	Call USD vs. Put EUR, Strike @ 1.083, Exp. 10/25/16 Counterparty: Societe Generale	12,532	0.0
24,200,000	@	Call USD vs. Put JPY, Strike @ 104.590, Exp. 10/12/16 Counterparty: Goldman Sachs & Co.	7,436	0.0
24,200,000	@	Call USD vs. Put JPY, Strike @ 106.810, Exp. 10/25/16 Counterparty: Barclays Bank PLC	8,510	0.0
24,000,000	@	Call USD vs. Put JPY, Strike @ 103.770, Exp. 11/10/16 Counterparty: Societe Generale	131,498	0.1
			185,047	0.1

	Total Purchased Options
	(Cost $506,389)		185,047	0.1

	Total Long-Term Investments
	(Cost $230,077,986)		229,822,537	93.5

Principal Amount†				Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.9%
			U.S. Government Agency Obligations: 0.0%
	808		Fannie Mae, 6.000%, 03/25/17	820	0.0
	3,548		Fannie Mae, 6.000%, 06/01/17	3,583	0.0
	2,062		Freddie Mac, 6.000%, 05/15/17	2,098	0.0
				6,501	0.0

			Securities Lending Collateralcc: 0.7%
	839,703		Cantor Fitzgerald, Repurchase Agreement dated 09/30/16, 0.54%, due 10/03/16 (Repurchase Amount $839,740, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $856,497, due 11/01/16-07/20/66)	839,703	0.3
	1,000,000		State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/16, 0.60%, due 10/03/16 (Repurchase Amount $1,000,049, collateralized by various U.S. Government Securities, 0.125%-3.375%, Market Value plus accrued interest $1,020,048, due 04/15/18-09/09/49)	1,000,000	0.4
				1,839,703	0.7

			Foreign Government Bonds: 0.4%
EUR	830,000	Z	Bundesschatzanweisungen, -0.650%, 06/16/17
			(Cost $923,759)	936,735	0.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 6.8%
16,673,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.340%††
	(Cost $16,673,000)	16,673,000	6.8

	Total Short-Term Investments
	(Cost $19,442,887)	19,455,939	7.9

	Total Investments in Securities (Cost $249,520,873)	$249,278,476	101.4
	Liabilities in Excess of Other Assets	(3,466,781)	(1.4)
	Net Assets	$245,811,695	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2016.
±	Defaulted security
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

BRL	Brazilian Real
EUR	EU Euro
MXN	Mexican Peso
RUB	Russian Ruble
ZAR	South African Rand

Cost for federal income tax purposes is $249,275,648.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$9,669,724
Gross Unrealized Depreciation	(9,666,896)

Net Unrealized Appreciation	$2,828

Sector Diversification	Percentage of Net Assets
Affiliated Investment Companies	20.4%
Collateralized Mortgage Obligations	15.3
Foreign Government Bonds	15.0
U.S. Government Agency Obligations	11.8
Financial	8.7
Consumer, Non-cyclical	4.3
Communications	4.0
U.S. Treasury Obligations	3.8
Energy	2.4
Other Asset-Backed Securities	2.2
Utilities	1.6
Technology	1.5
Consumer, Cyclical	0.9
Basic Materials	0.9
Industrial	0.8
Home Equity Asset-Backed Securities	0.2
Purchased Options	0.1
Structured Products	0.0
Materials	0.0
Consumer Discretionary	0.0
Short-Term Investments	7.5
Liabilities in Excess of Other Assets	(1.4)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Common Stock
United States	$23,593	$–	$–	$23,593
Total Common Stock	23,593	–	–	23,593
Mutual Funds	50,222,217	–	–	50,222,217
Purchased Options	–	185,047	–	185,047
Corporate Bonds/Notes	–	61,564,004	8,378	61,572,382
Collateralized Mortgage Obligations	–	37,572,008	–	37,572,008
Structured Products	–	–	41,044	41,044
Short-Term Investments	16,673,000	2,782,939	–	19,455,939
Asset-Backed Securities	–	5,907,275	–	5,907,275
U.S. Government Agency Obligations	–	29,119,484	–	29,119,484
U.S. Treasury Obligations	–	9,296,697	–	9,296,697
Foreign Government Bonds	–	35,882,790	–	35,882,790
Total Investments, at fair value	$66,918,810	$182,310,244	$49,422	$249,278,476
Other Financial Instruments+
Centrally Cleared Swaps	–	24,485,009	–	24,485,009
Forward Foreign Currency Contracts	–	1,369,128	–	1,369,128
Futures	100,388	–	–	100,388

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Total Assets	$67,019,198	$208,164,381	$49,422	$275,233,001
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(25,905,591)	$–	$(25,905,591)
Forward Foreign Currency Contracts	–	(4,480,526)	–	(4,480,526)
Futures	(153,159)	–	–	(153,159)
OTC Swaps	–	(32,404)	–	(32,404)
Written Options	–	(220,994)	–	(220,994)
Total Liabilities	$(153,159)	$(30,639,515)	$–	$(30,792,674)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$10,077,423	$412,682	$(1,226,585)	$740,091	$10,003,611	$412,682	$(26,586)	$—
Voya Emerging Markets Hard Currency Debt Fund - Class P	15,265,422	738,083	(2,526,548)	1,627,974	15,104,931	738,083	(126,548)	—
Voya Emerging Markets Local Currency Debt Fund - Class P	20,054,916	178,334	—	2,219,549	22,452,799	178,334	—	—
Voya High Yield Bond Fund - Class P	8,523,268	192,393	(7,044,233)	989,448	2,660,876	192,226	(764,233)	—
	$53,921,029	$1,521,492	$(10,797,366)	$5,577,062	$50,222,217	$1,521,325	$(917,367)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2016, the following forward foreign currency contracts were outstanding for Voya Global Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Bank of America	Indonesian Rupiah	28,526,241,483	Buy	10/07/16	$2,166,002	$2,185,567	$19,565
Barclays Bank PLC	Canadian Dollar	3,625,249	Buy	10/07/16	2,743,000	2,763,316	20,316
Barclays Bank PLC	Swedish Krona	14,039,762	Buy	10/07/16	1,646,000	1,636,818	(9,182)
Barclays Bank PLC	Japanese Yen	721,572,309	Buy	10/07/16	7,170,000	7,116,657	(53,343)
Barclays Bank PLC	Malaysian Ringgit	8,499,781	Buy	10/07/16	2,051,402	2,055,594	4,192
Barclays Bank PLC	Philippine Peso	5,648,082	Buy	10/07/16	117,693	116,496	(1,197)
Barclays Bank PLC	British Pound	656,480	Buy	10/07/16	856,000	850,946	(5,054)
Barclays Bank PLC	British Pound	683,966	Buy	10/07/16	906,000	886,573	(19,427)
Barclays Bank PLC	EU Euro	10,624,583	Buy	10/07/16	11,940,277	11,936,904	(3,373)
Barclays Bank PLC	British Pound	294,598	Buy	10/07/16	396,000	381,865	(14,135)
Barclays Bank PLC	British Pound	207,054	Buy	10/07/16	275,000	268,388	(6,612)
Barclays Bank PLC	Norwegian Krone	10,897,143	Buy	10/07/16	1,308,000	1,363,079	55,079
Barclays Bank PLC	Norwegian Krone	11,175,573	Buy	10/07/16	1,340,000	1,397,907	57,907
Barclays Bank PLC	Norwegian Krone	8,470,728	Buy	10/07/16	1,024,000	1,059,569	35,569
Barclays Bank PLC	Norwegian Krone	3,202,538	Buy	10/07/16	390,000	400,593	10,593
Barclays Bank PLC	Australian Dollar	4,150,980	Buy	10/07/16	3,162,095	3,176,728	14,633
BNP Paribas Bank	EU Euro	11,166,944	Buy	10/07/16	12,627,000	12,546,257	(80,743)
BNP Paribas Bank	British Pound	7,248,773	Buy	10/07/16	9,531,143	9,396,041	(135,102)
BNP Paribas Bank	Japanese Yen	6,603,080,488	Buy	10/07/16	65,951,136	65,124,255	(826,881)
BNP Paribas Bank	Swedish Krona	61,308,780	Buy	10/07/16	7,338,335	7,147,651	(190,684)
BNP Paribas Bank	Mexican Peso	13,441,652	Buy	12/02/16	681,000	688,513	7,513
Citigroup, Inc.	South Korean Won	596,663,700	Buy	10/07/16	519,787	541,727	21,940
Citigroup, Inc.	Hong Kong Sar Dollar	762,813	Buy	10/07/16	98,420	98,350	(70)
Citigroup, Inc.	Czech Koruna	11,239,058	Buy	11/18/16	467,197	468,080	883
Deutsche Bank AG	Swedish Krona	19,562,966	Buy	10/07/16	2,279,000	2,280,738	1,738
Deutsche Bank AG	EU Euro	2,367,716	Buy	10/07/16	2,667,000	2,660,170	(6,830)
Deutsche Bank AG	Norwegian Krone	21,228,140	Buy	10/07/16	2,611,000	2,655,342	44,342
Deutsche Bank AG	Swedish Krona	6,047,135	Buy	10/07/16	708,000	705,002	(2,998)
Deutsche Bank AG	Thai Baht	28,109,443	Buy	10/07/16	808,195	811,203	3,008
Deutsche Bank AG	Swedish Krona	21,487,870	Buy	10/07/16	2,545,000	2,505,152	(39,848)
Deutsche Bank AG	EU Euro	836,672	Buy	10/07/16	943,000	940,015	(2,985)
Deutsche Bank AG	Swedish Krona	8,730,340	Buy	10/07/16	1,033,000	1,017,822	(15,178)
Deutsche Bank AG	Norwegian Krone	9,312,140	Buy	10/07/16	1,132,000	1,164,818	32,818
Deutsche Bank AG	New Zealand Dollar	5,064,660	Buy	11/07/16	3,679,334	3,682,547	3,213
Goldman Sachs & Co.	EU Euro	10,598,845	Buy	10/07/16	11,940,277	11,907,987	(32,290)
Goldman Sachs & Co.	Swiss Franc	844,155	Buy	10/07/16	865,000	869,081	4,081
Goldman Sachs & Co.	Japanese Yen	1,213,049,755	Buy	10/07/16	11,940,277	11,963,956	23,679
Goldman Sachs & Co.	Canadian Dollar	13,086,608	Buy	10/07/16	10,106,440	9,975,157	(131,283)
Goldman Sachs & Co.	EU Euro	36,871,830	Buy	10/07/16	41,824,477	41,426,145	(398,332)
Goldman Sachs & Co.	British Pound	2,622,009	Buy	11/07/16	3,525,714	3,400,881	(124,833)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	British Pound	2,622,009	Buy	11/07/16	$3,525,714	$3,400,881	$(124,833)
Goldman Sachs & Co.	Singapore Dollar	648,988	Buy	10/07/16	480,899	475,912	(4,987)
JPMorgan Chase & Co.	New Zealand Dollar	4,360,517	Buy	10/07/16	3,184,000	3,174,712	(9,288)
JPMorgan Chase & Co.	Swiss Franc	2,275,327	Buy	10/07/16	2,351,000	2,342,514	(8,486)
JPMorgan Chase & Co.	Australian Dollar	706,846	Buy	10/07/16	538,000	540,946	2,946
JPMorgan Chase & Co.	New Zealand Dollar	1,719,682	Buy	10/07/16	1,242,000	1,252,029	10,029
JPMorgan Chase & Co.	Australian Dollar	1,755,146	Buy	10/07/16	1,341,000	1,343,206	2,206
JPMorgan Chase & Co.	Canadian Dollar	923,103	Buy	10/07/16	707,000	703,627	(3,373)
JPMorgan Chase & Co.	Japanese Yen	44,515,389	Buy	10/07/16	442,000	439,042	(2,958)
JPMorgan Chase & Co.	Swiss Franc	1,914,478	Buy	10/07/16	1,958,000	1,971,009	13,009
JPMorgan Chase & Co.	Australian Dollar	1,566,988	Buy	10/07/16	1,182,000	1,199,210	17,210
JPMorgan Chase & Co.	EU Euro	1,306,897	Buy	10/07/16	1,462,000	1,468,322	6,322
JPMorgan Chase & Co.	New Zealand Dollar	531,729	Buy	10/07/16	386,000	387,130	1,130
JPMorgan Chase & Co.	Swiss Franc	588,141	Buy	10/07/16	606,000	605,508	(492)
JPMorgan Chase & Co.	EU Euro	757,024	Buy	10/07/16	852,000	850,529	(1,471)
JPMorgan Chase & Co.	EU Euro	753,969	Buy	10/07/16	849,000	847,098	(1,902)
JPMorgan Chase & Co.	EU Euro	430,139	Buy	10/07/16	483,000	483,268	268
JPMorgan Chase & Co.	Swiss Franc	1,048,754	Buy	10/07/16	1,081,000	1,079,722	(1,278)
JPMorgan Chase & Co.	EU Euro	1,227,601	Buy	10/07/16	1,382,000	1,379,231	(2,769)
JPMorgan Chase & Co.	Australian Dollar	3,076,072	Buy	10/07/16	2,357,000	2,354,106	(2,894)
JPMorgan Chase & Co.	EU Euro	332,018	Buy	10/07/16	371,000	373,029	2,029
JPMorgan Chase & Co.	Swiss Franc	409,695	Buy	10/07/16	419,000	421,792	2,792
JPMorgan Chase & Co.	Canadian Dollar	426,295	Buy	10/07/16	325,000	324,940	(60)
JPMorgan Chase & Co.	Swiss Franc	601,615	Buy	10/07/16	613,000	619,380	6,380
JPMorgan Chase & Co.	British Pound	342,975	Buy	10/07/16	449,000	444,573	(4,427)
JPMorgan Chase & Co.	New Zealand Dollar	1,585,177	Buy	10/07/16	1,142,000	1,154,102	12,102
JPMorgan Chase & Co.	New Zealand Dollar	1,146,503	Buy	10/07/16	831,000	834,722	3,722
JPMorgan Chase & Co.	New Zealand Dollar	1,564,270	Buy	10/07/16	1,131,000	1,138,880	7,880
JPMorgan Chase & Co.	Swiss Franc	671,114	Buy	10/07/16	695,000	690,931	(4,069)
JPMorgan Chase & Co.	New Zealand Dollar	1,541,727	Buy	10/07/16	1,123,000	1,122,468	(532)
JPMorgan Chase & Co.	Swiss Franc	1,099,768	Buy	10/07/16	1,140,000	1,132,242	(7,758)
JPMorgan Chase & Co.	Swiss Franc	658,711	Buy	10/07/16	686,000	678,161	(7,839)
JPMorgan Chase & Co.	New Zealand Dollar	597,161	Buy	10/07/16	435,000	434,768	(232)
JPMorgan Chase & Co.	Danish Krone	6,741,468	Buy	10/07/16	1,027,806	1,017,291	(10,515)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	New Zealand Dollar	4,984,965	Buy	11/07/16	$3,686,000	$3,624,600	$(61,400)
JPMorgan Chase & Co.	Hong Kong Sar Dollar	762,813	Buy	12/16/16	98,430	98,420	(10)
JPMorgan Chase & Co.	South Korean Won	596,663,700	Buy	12/16/16	532,047	541,318	9,271
Morgan Stanley	Norwegian Krone	6,236,566	Buy	10/07/16	768,000	780,107	12,107
Morgan Stanley	British Pound	304,550	Buy	10/07/16	397,000	394,765	(2,235)
Morgan Stanley	Japanese Yen	719,853,875	Buy	10/07/16	7,170,000	7,099,709	(70,291)
Morgan Stanley	New Zealand Dollar	1,489,070	Buy	10/07/16	1,089,000	1,084,130	(4,870)
Morgan Stanley	British Pound	676,693	Buy	10/07/16	882,000	877,147	(4,853)
Morgan Stanley	British Pound	646,266	Buy	10/07/16	856,000	837,706	(18,294)
Morgan Stanley	British Pound	587,426	Buy	10/07/16	784,000	761,436	(22,564)
Morgan Stanley	New Zealand Dollar	255,882	Buy	10/07/16	188,000	186,297	(1,703)
Morgan Stanley	British Pound	280,428	Buy	10/07/16	374,000	363,497	(10,503)
Morgan Stanley	Swedish Krona	7,424,381	Buy	10/07/16	880,000	865,567	(14,433)
Morgan Stanley	British Pound	427,677	Buy	10/07/16	569,000	554,366	(14,634)
Morgan Stanley	British Pound	265,618	Buy	10/07/16	349,000	344,300	(4,700)
Morgan Stanley	Japanese Yen	117,718,737	Buy	10/07/16	1,140,000	1,161,026	21,026
Morgan Stanley	Japanese Yen	154,005,162	Buy	10/07/16	1,497,000	1,518,908	21,908
Morgan Stanley	Norwegian Krone	17,240,087	Buy	10/07/16	2,083,000	2,156,492	73,492
Morgan Stanley	Swedish Krona	3,074,158	Buy	10/07/16	363,000	358,399	(4,601)
Morgan Stanley	Japanese Yen	73,669,481	Buy	10/07/16	734,000	726,581	(7,419)
Morgan Stanley	New Zealand Dollar	444,094	Buy	10/07/16	324,000	323,327	(673)
Morgan Stanley	Japanese Yen	487,783,011	Buy	11/07/16	4,852,000	4,817,172	(34,828)
Morgan Stanley	Japanese Yen	240,449,260	Buy	11/07/16	2,333,240	2,374,591	41,351
Morgan Stanley	Japanese Yen	480,898,521	Buy	11/07/16	4,666,481	4,749,184	82,703
Morgan Stanley	Singapore Dollar	648,988	Buy	12/16/16	476,323	476,049	(274)
Morgan Stanley	Israeli New Shekel	1,035,992	Buy	11/18/16	271,427	276,784	5,357
							$(1,862,519)

Bank of America	Indonesian Rupiah	28,526,241,483	Sell	12/16/16	$2,144,830	$2,171,531	$(26,701)
Barclays Bank PLC	British Pound	478,544	Sell	10/07/16	623,000	620,301	2,699
Barclays Bank PLC	Swiss Franc	2,545,556	Sell	10/07/16	2,624,000	2,620,722	3,278
Barclays Bank PLC	Swedish Krona	19,735,098	Sell	10/07/16	2,314,000	2,300,806	13,194
Barclays Bank PLC	Norwegian Krone	10,707,408	Sell	10/07/16	1,321,000	1,339,346	(18,346)
Barclays Bank PLC	Swiss Franc	2,781,020	Sell	10/07/16	2,871,000	2,863,139	7,861
Barclays Bank PLC	Norwegian Krone	8,531,575	Sell	10/07/16	1,030,000	1,067,180	(37,180)
Barclays Bank PLC	Norwegian Krone	8,333,141	Sell	10/07/16	1,012,000	1,042,359	(30,359)
Barclays Bank PLC	Norwegian Krone	10,948,329	Sell	10/07/16	1,323,000	1,369,482	(46,482)
Barclays Bank PLC	Swedish Krona	20,085,378	Sell	10/07/16	2,372,000	2,341,643	30,357
Barclays Bank PLC	Swiss Franc	423,286	Sell	10/07/16	437,000	435,785	1,215
Barclays Bank PLC	Swedish Krona	3,974,032	Sell	10/07/16	465,000	463,310	1,690
Barclays Bank PLC	Swedish Krona	4,992,016	Sell	10/07/16	585,000	581,992	3,008
Barclays Bank PLC	Swedish Krona	7,286,345	Sell	10/07/16	862,000	849,475	12,525
Barclays Bank PLC	British Pound	370,768	Sell	10/07/16	489,000	480,598	8,402
Barclays Bank PLC	Swedish Krona	9,913,305	Sell	10/07/16	1,183,000	1,155,737	27,263
Barclays Bank PLC	British Pound	240,900	Sell	10/07/16	319,000	312,260	6,740
Barclays Bank PLC	EU Euro	18,609	Sell	10/07/16	21,000	20,908	92
Barclays Bank PLC	Philippine Peso	5,648,082	Sell	10/07/16	118,600	116,496	2,104
Barclays Bank PLC	Malaysian Ringgit	8,499,781	Sell	12/16/16	2,046,611	2,055,548	(8,937)
Barclays Bank PLC	Philippine Peso	5,648,082	Sell	12/16/16	116,925	116,392	533
Barclays Bank PLC	Russian Ruble	37,898,113	Sell	11/18/16	553,601	596,773	(43,172)
BNP Paribas Bank	New Zealand Dollar	1,623,292	Sell	10/07/16	1,180,000	1,181,852	(1,852)
BNP Paribas Bank	Canadian Dollar	1,146,898	Sell	10/07/16	869,000	874,214	(5,214)
BNP Paribas Bank	Japanese Yen	3,910,300	Sell	10/07/16	39,000	38,566	434
BNP Paribas Bank	Thai Baht	28,109,443	Sell	10/07/16	799,722	811,203	(11,481)
BNP Paribas Bank	Mexican Peso	27,342,746	Sell	12/02/16	1,422,155	1,400,560	21,595
BNP Paribas Bank	Colombian Peso	2,961,027,253	Sell	12/02/16	929,679	1,015,964	(86,285)
BNP Paribas Bank	Brazilian Real	8,211,832	Sell	12/02/16	2,419,158	2,481,684	(62,526)
BNP Paribas Bank	Mexican Peso	13,036,671	Sell	12/02/16	679,992	667,769	12,223
Citigroup, Inc.	Japanese Yen	713,718,260	Sell	10/07/16	7,094,000	7,039,195	54,805
Citigroup, Inc.	Japanese Yen	758,854,335	Sell	10/07/16	7,467,000	7,484,359	(17,359)
Citigroup, Inc.	EU Euro	11,092,490	Sell	10/07/16	12,449,000	12,462,607	(13,607)
Citigroup, Inc.	EU Euro	10,679,270	Sell	10/07/16	11,940,277	11,998,346	(58,069)
Deutsche Bank AG	EU Euro	4,500,608	Sell	10/07/16	5,047,000	5,056,512	(9,512)
Deutsche Bank AG	British Pound	851,474	Sell	10/07/16	1,114,000	1,103,702	10,298

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	Swiss Franc	550,139	Sell	10/07/16	$562,000	$566,384	$(4,384)
Deutsche Bank AG	Norwegian Krone	10,743,500	Sell	10/07/16	1,305,000	1,343,861	(38,861)
Deutsche Bank AG	Australian Dollar	1,168,077	Sell	10/07/16	883,000	893,925	(10,925)
Deutsche Bank AG	Canadian Dollar	1,812,463	Sell	10/07/16	1,390,000	1,381,534	8,466
Deutsche Bank AG	Norwegian Krone	19,203,294	Sell	10/07/16	2,338,000	2,402,062	(64,062)
Deutsche Bank AG	Norwegian Krone	7,380,129	Sell	10/07/16	900,000	923,150	(23,150)
Deutsche Bank AG	EU Euro	5,092,271	Sell	10/07/16	5,688,000	5,721,255	(33,255)
Deutsche Bank AG	British Pound	354,206	Sell	10/07/16	466,000	459,131	6,869
Deutsche Bank AG	EU Euro	238,951	Sell	10/07/16	270,000	268,465	1,535
Deutsche Bank AG	Swedish Krona	6,213,839	Sell	10/07/16	740,000	724,437	15,563
Deutsche Bank AG	Thai Baht	28,109,443	Sell	12/16/16	807,536	810,413	(2,877)
Deutsche Bank AG	Turkish Lira	4,504,188	Sell	11/18/16	1,456,848	1,486,882	(30,034)
Deutsche Bank AG	Polish Zloty	6,836,149	Sell	11/18/16	1,771,775	1,785,905	(14,130)
Deutsche Bank AG	South African Rand	23,403,781	Sell	11/18/16	1,639,429	1,690,422	(50,993)
Deutsche Bank AG	Hungarian Forint	286,495,812	Sell	11/18/16	1,033,725	1,044,912	(11,187)
Goldman Sachs & Co.	Japanese Yen	2,477,703,000	Sell	10/07/16	23,880,554	24,436,861	(556,307)
Goldman Sachs & Co.	Swiss Franc	375,123	Sell	10/07/16	385,000	386,200	(1,200)
Goldman Sachs & Co.	Swiss Franc	5,294,931	Sell	10/07/16	5,518,478	5,451,281	67,197
Goldman Sachs & Co.	British Pound	2,622,009	Sell	11/07/16	3,485,087	3,400,881	84,206
Goldman Sachs & Co.	British Pound	2,622,009	Sell	11/07/16	3,485,087	3,400,881	84,206
Goldman Sachs & Co.	Romanian New Leu	1,620,684	Sell	11/18/16	408,214	410,055	(1,841)
JPMorgan Chase & Co.	Japanese Yen	51,048,888	Sell	10/07/16	509,000	503,480	5,520
JPMorgan Chase & Co.	Canadian Dollar	661,623	Sell	10/07/16	500,000	504,317	(4,317)
JPMorgan Chase & Co.	EU Euro	1,942,863	Sell	10/07/16	2,184,000	2,182,841	1,159
JPMorgan Chase & Co.	South Korean Won	596,663,700	Sell	10/07/16	532,260	541,727	(9,467)
JPMorgan Chase & Co.	Hong Kong Sar Dollar	762,813	Sell	10/07/16	98,361	98,349	12
JPMorgan Chase & Co.	EU Euro	1,302,071	Sell	10/07/16	1,454,000	1,462,899	(8,899)
JPMorgan Chase & Co.	Australian Dollar	2,520,710	Sell	10/07/16	1,894,000	1,929,089	(35,089)
JPMorgan Chase & Co.	New Zealand Dollar	874,205	Sell	10/07/16	639,000	636,472	2,528
JPMorgan Chase & Co.	Japanese Yen	46,828,635	Sell	10/07/16	457,000	461,857	(4,857)
JPMorgan Chase & Co.	Swiss Franc	816,493	Sell	10/07/16	837,000	840,602	(3,602)
JPMorgan Chase & Co.	Canadian Dollar	973,098	Sell	10/07/16	739,000	741,736	(2,736)
JPMorgan Chase & Co.	Canadian Dollar	668,738	Sell	10/07/16	518,000	509,740	8,260
JPMorgan Chase & Co.	Swiss Franc	1,811,259	Sell	10/07/16	1,865,000	1,864,743	257
JPMorgan Chase & Co.	Swiss Franc	820,416	Sell	10/07/16	847,000	844,641	2,359
JPMorgan Chase & Co.	New Zealand Dollar	1,744,314	Sell	10/07/16	1,292,000	1,269,963	22,037
JPMorgan Chase & Co.	Japanese Yen	96,963,845	Sell	10/07/16	934,000	956,326	(22,326)
JPMorgan Chase & Co.	New Zealand Dollar	1,226,482	Sell	10/07/16	893,000	892,951	49
JPMorgan Chase & Co.	Japanese Yen	1,239,003,738	Sell	10/07/16	11,940,277	12,219,932	(279,655)
JPMorgan Chase & Co.	Japanese Yen	86,270,961	Sell	10/07/16	836,000	850,865	(14,865)
JPMorgan Chase & Co.	New Zealand Dollar	1,534,030	Sell	10/07/16	1,115,000	1,116,864	(1,864)
JPMorgan Chase & Co.	EU Euro	1,961,670	Sell	10/07/16	2,189,000	2,203,970	(14,970)
JPMorgan Chase & Co.	EU Euro	1,747,300	Sell	10/07/16	1,958,000	1,963,122	(5,122)
JPMorgan Chase & Co.	EU Euro	2,027,401	Sell	10/07/16	2,277,000	2,277,820	(820)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	Australian Dollar	1,182,272	Sell	10/07/16	$899,000	$904,788	$(5,788)
JPMorgan Chase & Co.	Canadian Dollar	813,618	Sell	10/07/16	629,000	620,173	8,827
JPMorgan Chase & Co.	Australian Dollar	3,109,163	Sell	10/07/16	2,366,000	2,379,430	(13,430)
JPMorgan Chase & Co.	New Zealand Dollar	4,984,965	Sell	11/07/16	3,603,772	3,624,600	(20,828)
JPMorgan Chase & Co.	Malaysian Ringgit	8,499,781	Sell	10/07/16	2,130,057	2,055,595	74,462
JPMorgan Chase & Co.	Indonesian Rupiah	28,526,241,483	Sell	10/07/16	2,144,830	2,185,566	(40,736)
Morgan Stanley	Singapore Dollar	648,988	Sell	10/07/16	476,289	475,913	376
Morgan Stanley	New Zealand Dollar	2,470,513	Sell	10/07/16	1,803,000	1,798,678	4,322
Morgan Stanley	Norwegian Krone	8,591,873	Sell	10/07/16	1,034,000	1,074,722	(40,722)
Morgan Stanley	EU Euro	21,241,089	Sell	10/07/16	23,880,554	23,864,735	15,819
Morgan Stanley	British Pound	400,356	Sell	10/07/16	529,000	518,951	10,049
Morgan Stanley	New Zealand Dollar	826,192	Sell	10/07/16	599,892	601,516	(1,624)
Morgan Stanley	British Pound	457,155	Sell	10/07/16	601,000	592,575	8,425
Morgan Stanley	Norwegian Krone	3,481,666	Sell	10/07/16	423,890	435,508	(11,618)
Morgan Stanley	Japanese Yen	480,898,521	Sell	11/07/16	4,711,108	4,749,183	(38,075)
							$(1,248,879)

At September 30, 2016, the following futures contracts were outstanding for Voya Global Bond Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
30-year German Government Bond	31	12/08/16	$6,692,481	$17,634
Australia 10-Year Bond	11	12/15/16	1,153,521	13,323
Australia 3-Year Bond	36	12/15/16	3,121,995	3,561
Canada 10-Year Bond	30	12/19/16	3,359,579	14,015
Euro-Bobl 5-Year	111	12/08/16	16,470,630	24,613
Euro-Schatz	118	12/08/16	14,864,164	8,445
Long Gilt	33	12/28/16	5,571,145	(46,452)
Short Gilt	22	12/28/16	2,984,394	(44)
U.S. Treasury Ultra Long Bond	3	12/20/16	551,625	(12,356)
			$54,769,534	$22,739
Short Contracts
Euro-Bund	(79)	12/08/16	(14,705,063)	(39,416)
Japan 10-Year Bond (TSE)	(4)	12/13/16	(6,009,171)	(35,276)
U.S. Treasury 10-Year Note	(69)	12/20/16	(9,047,625)	(2,114)
U.S. Treasury 2-Year Note	(27)	12/30/16	(5,898,657)	371
U.S. Treasury 5-Year Note	(100)	12/30/16	(12,151,563)	(17,501)
U.S. Treasury Long Bond	(4)	12/20/16	(672,625)	8,743
U.S. Treasury Ultra 10-Year Note	(41)	12/20/16	(5,910,406)	9,683
			$(54,395,110)	$(75,510)

At September 30, 2016, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Portfolio:

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 2.960% and pay a floating rate based on the 6-month CAD-BA-CDOR	Chicago Mercantile Exchange	11/21/44	CAD	1,000,000	$246,169	$241,282
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.143%	Chicago Mercantile Exchange	02/04/46	EUR	500,000	(60,958)	(61,003)
Receive a fixed rate equal to 0.892% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	06/20/46	EUR	10,200,000	457,915	440,340
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.934%	Chicago Mercantile Exchange	06/21/46	EUR	4,300,000	(249,514)	(242,263)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.960%	Chicago Mercantile Exchange	06/22/46	EUR	10,200,000	(676,435)	(660,223)
Receive a fixed rate equal to 1.005% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	06/23/46	EUR	14,200,000	1,139,551	1,117,216

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

	Clearinghouse (continued)	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.001%	Chicago Mercantile Exchange	06/24/46	EUR	14,200,000	$(1,121,800)	$(1,098,468)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.070%	Chicago Mercantile Exchange	06/27/46	EUR	8,900,000	(895,360)	(881,380)
Receive a fixed rate equal to 0.853% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	06/28/46	EUR	8,600,000	281,728	275,970
Receive a fixed rate equal to 0.800% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	06/29/46	EUR	5,400,000	87,390	85,609
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.803%	Chicago Mercantile Exchange	07/01/46	EUR	7,100,000	(121,518)	(118,961)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.123%	Chicago Mercantile Exchange	02/11/19	EUR	200,000	(532)	(525)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to -0.095%	Chicago Mercantile Exchange	02/16/19	EUR	100,000	(344)	(340)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.056%	Chicago Mercantile Exchange	02/10/21	EUR	100,000	(1,176)	(1,170)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.054%	Chicago Mercantile Exchange	04/25/21	EUR	17,000,000	(200,457)	(199,664)
Receive a fixed rate equal to -0.058% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	06/20/21	EUR	17,100,000	97,172	95,073
Receive a fixed rate equal to -0.101% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	07/01/21	EUR	101,900,000	341,020	336,080
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to -0.156%	Chicago Mercantile Exchange	07/11/21	EUR	66,400,000	(20,497)	(19,918)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to -0.168%	Chicago Mercantile Exchange	07/13/21	EUR	35,900,000	12,896	12,806
Receive a fixed rate equal to -0.169% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	07/13/21	EUR	102,500,000	(42,397)	(42,054)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to -0.160%	Chicago Mercantile Exchange	07/18/21	EUR	102,368,000	(5,479)	(5,206)
Receive a fixed rate equal to 0.294% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	02/10/23	EUR	2,400,000	61,060	60,876
Receive a fixed rate equal to 0.325% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	02/16/23	EUR	100,000	2,771	2,761
Receive a fixed rate equal to 0.928% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	06/14/26	EUR	11,900,000	669,711	647,805
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.980%	Chicago Mercantile Exchange	06/15/26	EUR	11,900,000	(861,257)	(840,149)
Receive a fixed rate equal to 0.782% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	07/05/46	EUR	6,480,000	68,906	67,121
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.744%	Chicago Mercantile Exchange	07/13/46	EUR	20,900,000	27,126	29,138
Receive a fixed rate equal to 0.754% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	07/18/46	EUR	17,959,000	32,919	30,258
Receive a fixed rate equal to 0.787% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	07/18/46	EUR	2,900,000	35,305	34,452
Receive a fixed rate equal to 0.793% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	08/04/46	EUR	500,000	6,941	6,907
Receive a fixed rate equal to 2.899% and pay a floating rate based on the 6-month GBP-LIBOR-BBA	Chicago Mercantile Exchange	08/22/44	GBP	2,000,000	1,252,266	1,383,025
Receive a fixed rate equal to 0.387% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	03/02/31	JPY	7,700,000	1,874	1,774
Receive a fixed rate equal to 0.360% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	03/03/31	JPY	867,000,000	177,343	169,776
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 0.372%	Chicago Mercantile Exchange	03/07/31	JPY	350,000,000	(77,742)	(74,035)
Receive a fixed rate equal to 0.623% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	03/02/36	JPY	6,200,000	3,160	2,937
Receive a fixed rate equal to 0.585% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	03/03/36	JPY	693,000,000	303,355	283,930
Receive a fixed rate equal to -0.165% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	07/14/18	JPY	619,500,000	(7,985)	(7,919)
Receive a fixed rate equal to -0.105% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	03/07/21	JPY	750,000,000	1,576	1,990
Receive a fixed rate equal to -0.199% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	07/14/21	JPY	512,300,000	(22,546)	(22,198)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

	Clearinghouse (continued)	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to -0.030%	Chicago Mercantile Exchange	03/02/23	JPY	15,400,000	$(374)	$(385)
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to -0.044%	Chicago Mercantile Exchange	03/03/23	JPY	1,733,000,000	(26,833)	(29,853)
Receive a fixed rate equal to -0.020% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	03/07/23	JPY	750,000,000	22,914	22,986
Receive a fixed rate equal to 0.754% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	05/21/24	JPY	1,855,000,000	1,107,565	987,587
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 0.119%	Chicago Mercantile Exchange	03/02/26	JPY	10,900,000	(905)	(890)
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 0.103%	Chicago Mercantile Exchange	03/03/26	JPY	1,231,000,000	(83,899)	(84,360)
Receive a fixed rate equal to -0.092% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	07/14/26	JPY	652,900,000	(86,240)	(84,097)
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 0.073%	Chicago Mercantile Exchange	07/14/31	JPY	79,500,000	18,173	17,633
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 0.178%	Chicago Mercantile Exchange	07/14/36	JPY	326,600,000	118,523	114,911
Receive a fixed rate equal to 1.289% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	02/04/45	JPY	1,015,000,000	2,326,781	2,065,091
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 1.443%	Chicago Mercantile Exchange	02/24/45	JPY	468,636,765	(1,274,497)	(1,125,886)
Receive a fixed rate equal to 0.558% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	02/24/45	JPY	1,084,559,370	511,344	440,496
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 0.233%	Chicago Mercantile Exchange	07/14/46	JPY	172,300,000	113,883	110,770
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.771%	Chicago Mercantile Exchange	10/09/16	USD	87,000,000	(2,560)	(2,560)
Receive a fixed rate equal to 0.747% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	04/04/17	USD	19,000,000	(13,627)	(13,627)
Receive a fixed rate equal to 0.924% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	08/13/17	USD	16,000,000	(2,064)	(2,064)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.082%	Chicago Mercantile Exchange	08/21/17	USD	15,000,000	(19,166)	(19,166)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.143%	Chicago Mercantile Exchange	08/27/17	USD	40,000,000	(73,895)	(73,896)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.702%	Chicago Mercantile Exchange	04/04/18	USD	36,500,000	18,884	18,884
Receive a fixed rate equal to 0.859% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	04/04/18	USD	18,000,000	(31,814)	(31,814)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.969%	Chicago Mercantile Exchange	04/29/18	USD	48,400,000	11,416	11,416
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.957%	Chicago Mercantile Exchange	04/29/18	USD	48,400,000	20,252	20,252
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.919%	Chicago Mercantile Exchange	05/03/18	USD	48,400,000	51,569	51,569
Receive a fixed rate equal to 0.938% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/04/18	USD	106,400,000	(82,013)	(82,013)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.861%	Chicago Mercantile Exchange	05/09/18	USD	45,500,000	92,790	92,790
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.868%	Chicago Mercantile Exchange	05/13/18	USD	35,400,000	69,935	69,935
Receive a fixed rate equal to 0.877% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/16/18	USD	119,700,000	(220,006)	(220,006)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.249%	Chicago Mercantile Exchange	07/06/18	USD	11,600,000	(51,817)	(51,817)
Receive a fixed rate equal to 0.774% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/11/18	USD	7,400,000	(29,011)	(29,011)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.966%	Chicago Mercantile Exchange	07/29/18	USD	63,200,000	39,575	39,575
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.998%	Chicago Mercantile Exchange	08/11/18	USD	18,100,000	3,032	3,032
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.951%	Chicago Mercantile Exchange	08/16/18	USD	36,100,000	38,027	38,027
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.000%	Chicago Mercantile Exchange	08/25/18	USD	36,100,000	6,118	6,118

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

	Clearinghouse (continued)	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.006% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	08/30/18	USD	45,100,000	$(2,028)	$(2,028)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.069%	Chicago Mercantile Exchange	08/31/18	USD	54,200,000	(63,151)	(63,151)
Receive a fixed rate equal to 1.029% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	09/06/18	USD	72,300,000	25,967	25,967
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.978%	Chicago Mercantile Exchange	09/09/18	USD	76,100,000	46,608	46,608
Receive a fixed rate equal to 1.054% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	09/13/18	USD	157,800,000	129,242	129,242
Receive a fixed rate equal to 1.005% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	09/19/18	USD	142,300,000	(20,829)	(20,829)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.028%	Chicago Mercantile Exchange	09/20/18	USD	188,500,000	(58,971)	(58,971)
Receive a fixed rate equal to 0.989% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	09/20/18	USD	94,300,000	(43,316)	(43,316)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.035%	Chicago Mercantile Exchange	09/22/18	USD	35,800,000	(14,950)	(14,950)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.170%	Chicago Mercantile Exchange	01/19/19	USD	27,800,000	(88,587)	(88,587)
Receive a fixed rate equal to 0.972% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	04/04/19	USD	25,000,000	(41,982)	(41,982)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.826%	Chicago Mercantile Exchange	04/04/19	USD	13,000,000	(747)	(747)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.999%	Chicago Mercantile Exchange	06/23/19	USD	45,700,000	69,692	69,692
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.021%	Chicago Mercantile Exchange	06/27/19	USD	19,400,000	17,444	17,444
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.016%	Chicago Mercantile Exchange	06/27/19	USD	9,500,000	9,933	9,933
Receive a fixed rate equal to 0.792% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/29/19	USD	144,000,000	(1,019,988)	(1,019,988)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.800%	Chicago Mercantile Exchange	06/30/19	USD	15,400,000	105,275	105,275
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.828%	Chicago Mercantile Exchange	07/01/19	USD	12,000,000	73,522	73,522
Receive a fixed rate equal to 0.834% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/05/19	USD	12,200,000	(73,374)	(73,374)
Receive a fixed rate equal to 0.836% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/05/19	USD	23,900,000	(142,238)	(142,238)
Receive a fixed rate equal to 0.800% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/08/19	USD	18,100,000	(126,470)	(126,470)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.841%	Chicago Mercantile Exchange	07/11/19	USD	14,500,000	85,587	85,587
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.841%	Chicago Mercantile Exchange	07/11/19	USD	25,100,000	148,016	148,016
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.826%	Chicago Mercantile Exchange	07/12/19	USD	41,300,000	261,485	261,485
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.865%	Chicago Mercantile Exchange	07/13/19	USD	24,100,000	127,034	127,034
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.919%	Chicago Mercantile Exchange	07/14/19	USD	18,000,000	68,024	68,024
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.015%	Chicago Mercantile Exchange	07/22/19	USD	24,100,000	28,624	28,624
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.013%	Chicago Mercantile Exchange	07/22/19	USD	24,100,000	29,897	29,897
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.058%	Chicago Mercantile Exchange	07/25/19	USD	26,900,000	208	208
Receive a fixed rate equal to 1.024% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/29/19	USD	24,400,000	(24,261)	(24,261)
Receive a fixed rate equal to 0.999% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	08/01/19	USD	18,100,000	(31,738)	(31,738)
Receive a fixed rate equal to 0.955% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	08/02/19	USD	65,400,000	(197,260)	(197,260)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.985%	Chicago Mercantile Exchange	08/04/19	USD	64,600,000	141,588	141,588

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

	Clearinghouse (continued)	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 0.969% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	08/08/19	USD	26,600,000	$(70,899)	$(70,899)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.025%	Chicago Mercantile Exchange	08/09/19	USD	64,600,000	71,647	71,647
Receive a fixed rate equal to 1.057% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	08/11/19	USD	32,300,000	(7,742)	(7,742)
Receive a fixed rate equal to 1.030% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	08/12/19	USD	26,200,000	(26,085)	(26,085)
Receive a fixed rate equal to 1.000% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	08/16/19	USD	19,800,000	(36,805)	(36,805)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.015%	Chicago Mercantile Exchange	08/17/19	USD	45,300,000	64,716	64,716
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.027%	Chicago Mercantile Exchange	08/17/19	USD	25,900,000	28,284	28,284
Receive a fixed rate equal to 1.010% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	08/18/19	USD	45,300,000	(71,672)	(71,672)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.057%	Chicago Mercantile Exchange	08/19/19	USD	39,500,000	9,708	9,708
Receive a fixed rate equal to 1.743% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	08/21/19	USD	8,100,000	156,769	156,769
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.7440%	Chicago Mercantile Exchange	08/21/19	USD	32,000,000	(620,708)	(620,708)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.792%	Chicago Mercantile Exchange	08/27/19	USD	8,000,000	(166,844)	(166,844)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.072%	Chicago Mercantile Exchange	08/30/19	USD	32,400,000	(5,174)	(5,174)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.136%	Chicago Mercantile Exchange	08/31/19	USD	25,100,000	(51,960)	(51,960)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.102%	Chicago Mercantile Exchange	08/31/19	USD	37,700,000	(40,159)	(40,159)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.112%	Chicago Mercantile Exchange	09/01/19	USD	15,100,000	(18,828)	(18,828)
Receive a fixed rate equal to 1.074% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	09/06/19	USD	50,300,000	7,844	7,844
Receive a fixed rate equal to 1.039% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	09/08/19	USD	17,363,893	(15,252)	(15,252)
Receive a fixed rate equal to 1.057% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	09/08/19	USD	50,300,000	(17,136)	(17,136)
Receive a fixed rate equal to 1.025% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	09/09/19	USD	30,200,000	(37,880)	(37,880)
Receive a fixed rate equal to 1.052% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	09/12/19	USD	51,700,000	(26,283)	(26,283)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.062%	Chicago Mercantile Exchange	09/12/19	USD	77,200,000	14,719	14,719
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.120%	Chicago Mercantile Exchange	09/13/19	USD	51,800,000	(76,462)	(76,462)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.900%	Chicago Mercantile Exchange	09/14/19	USD	5,000,000	(5,948)	(5,948)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.096%	Chicago Mercantile Exchange	09/15/19	USD	64,200,000	(49,917)	(49,917)
Receive a fixed rate equal to 1.078% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	09/16/19	USD	118,500,000	28,144	28,144
Receive a fixed rate equal to 1.089% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	09/16/19	USD	51,600,000	29,194	29,194
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.668%	Chicago Mercantile Exchange	10/30/19	USD	59,452,000	(1,074,979)	(1,074,979)
Receive a fixed rate equal to 2.000% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	11/05/19	USD	121,260,000	3,418,626	3,418,626
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.882%	Chicago Mercantile Exchange	06/30/20	USD	27,546,000	(782,848)	(782,848)
Receive a fixed rate equal to 1.465% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	01/19/21	USD	10,600,000	140,532	140,532
Receive a fixed rate equal to 1.255% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	02/04/21	USD	38,214,000	161,675	161,675
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.255%	Chicago Mercantile Exchange	02/04/21	USD	7,500,000	(33,974)	(33,974)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

	Clearinghouse (continued)	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.209% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	04/04/21	USD	8,000,000	$16,220	$16,220
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.223%	Chicago Mercantile Exchange	05/15/21	USD	12,000,000	(572,821)	(572,821)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.179%	Chicago Mercantile Exchange	07/01/21	USD	45,000,000	(2,099,778)	(2,099,778)
Receive a fixed rate equal to 0.989% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/11/21	USD	11,000,000	(98,523)	(98,523)
Receive a fixed rate equal to 1.433% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	04/04/23	USD	1,500,000	13,368	13,368
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.313%	Chicago Mercantile Exchange	04/04/23	USD	6,000,000	(71,161)	(71,161)
Receive a fixed rate equal to 1.145% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/11/23	USD	4,900,000	(53,076)	(53,076)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.557%	Chicago Mercantile Exchange	08/21/24	USD	300,000	(26,897)	(26,897)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.507%	Chicago Mercantile Exchange	10/09/24	USD	8,500,000	(737,154)	(737,154)
Receive a fixed rate equal to 2.408% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/30/24	USD	30,878,000	2,453,322	2,453,322
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.760%	Chicago Mercantile Exchange	11/05/24	USD	64,260,000	(6,862,206)	(6,862,206)
Receive a fixed rate equal to 1.692% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	02/04/25	USD	10,917,000	250,120	250,120
Receive a fixed rate equal to 2.133% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/20/25	USD	6,000,000	352,447	352,447
Receive a fixed rate equal to 2.528% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/15/25	USD	14,505,000	1,345,300	1,345,300
Receive a fixed rate equal to 2.232% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	09/14/25	USD	7,000,000	476,559	476,559
Receive a fixed rate equal to 1.754% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	04/29/26	USD	10,300,000	268,258	268,258
Receive a fixed rate equal to 1.768% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	04/29/26	USD	10,300,000	281,933	281,933
Receive a fixed rate equal to 1.729% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/03/26	USD	10,300,000	243,039	243,039
Receive a fixed rate equal to 1.743% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/04/26	USD	11,400,000	283,620	283,620
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.763%	Chicago Mercantile Exchange	05/04/26	USD	22,500,000	(601,228)	(601,228)
Receive a fixed rate equal to 1.693% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/06/26	USD	11,300,000	229,260	229,260
Receive a fixed rate equal to 1.686% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/06/26	USD	11,300,000	222,008	222,008
Receive a fixed rate equal to 1.630% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/09/26	USD	8,100,000	117,511	117,511
Receive a fixed rate equal to 1.604% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/10/26	USD	6,500,000	78,454	78,454
Receive a fixed rate equal to 1.605% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/10/26	USD	9,600,000	116,663	116,663
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.629%	Chicago Mercantile Exchange	05/16/26	USD	26,200,000	(374,865)	(374,865)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.630%	Chicago Mercantile Exchange	05/17/26	USD	7,500,000	(108,287)	(108,287)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.640%	Chicago Mercantile Exchange	05/19/26	USD	11,500,000	(176,296)	(176,297)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.761%	Chicago Mercantile Exchange	05/26/26	USD	9,450,000	(249,372)	(249,372)
Receive a fixed rate equal to 1.700% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/06/26	USD	9,100,000	188,336	188,336
Receive a fixed rate equal to 1.614% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/07/26	USD	7,700,000	98,160	98,160
Receive a fixed rate equal to 1.593% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/07/26	USD	11,600,000	125,372	125,372
Receive a fixed rate equal to 1.607% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/07/26	USD	7,700,000	93,546	93,546

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

	Clearinghouse (continued)	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.635% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/08/26	USD	11,600,000	$170,419	$170,419
Receive a fixed rate equal to 1.473% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/17/26	USD	11,800,000	(4,723)	(4,723)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.523%	Chicago Mercantile Exchange	06/17/26	USD	13,200,000	(55,900)	(55,900)
Receive a fixed rate equal to 1.499% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/17/26	USD	5,700,000	11,721	11,721
Receive a fixed rate equal to 1.457% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/20/26	USD	3,800,000	(7,389)	(7,389)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.510%	Chicago Mercantile Exchange	06/21/26	USD	18,900,000	(56,673)	(56,673)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.627%	Chicago Mercantile Exchange	06/27/26	USD	12,500,000	(172,677)	(172,677)
Receive a fixed rate equal to 1.637% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/27/26	USD	2,900,000	42,831	42,831
Receive a fixed rate equal to 1.463% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/28/26	USD	37,000,000	(53,189)	(53,189)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.411%	Chicago Mercantile Exchange	07/01/26	USD	7,500,000	46,929	46,929
Receive a fixed rate equal to 1.393% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/05/26	USD	7,500,000	(60,119)	(60,119)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.339%	Chicago Mercantile Exchange	07/11/26	USD	3,000,000	39,515	39,515
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.384%	Chicago Mercantile Exchange	07/14/26	USD	11,500,000	102,881	102,881
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.470%	Chicago Mercantile Exchange	07/19/26	USD	9,700,000	9,938	9,938
Receive a fixed rate equal to 1.441% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/21/26	USD	15,100,000	(56,319)	(56,319)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.451%	Chicago Mercantile Exchange	07/21/26	USD	74,400,000	211,371	211,371
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.482%	Chicago Mercantile Exchange	07/22/26	USD	5,600,000	(534)	(534)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.546%	Chicago Mercantile Exchange	07/25/26	USD	11,500,000	(69,625)	(69,625)
Receive a fixed rate equal to 1.498% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/26/26	USD	9,700,000	14,339	14,339
Receive a fixed rate equal to 1.448% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/29/26	USD	13,300,000	(42,279)	(42,279)
Receive a fixed rate equal to 1.448% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/29/26	USD	9,500,000	(29,816)	(29,816)
Receive a fixed rate equal to 1.429% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	08/01/26	USD	5,700,000	(29,072)	(29,072)
Receive a fixed rate equal to 1.400% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	08/02/26	USD	15,400,000	(121,174)	(121,174)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.457%	Chicago Mercantile Exchange	08/04/26	USD	22,600,000	57,419	57,419
Receive a fixed rate equal to 1.405% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	08/08/26	USD	7,900,000	(59,465)	(59,465)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.499%	Chicago Mercantile Exchange	08/09/26	USD	8,600,000	(10,954)	(10,954)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.503%	Chicago Mercantile Exchange	08/10/26	USD	9,300,000	(15,388)	(15,388)
Receive a fixed rate equal to 1.490% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	08/11/26	USD	9,300,000	3,743	3,743
Receive a fixed rate equal to 1.454% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	08/11/26	USD	11,500,000	(34,413)	(34,413)
Receive a fixed rate equal to 1.473% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	08/11/26	USD	6,800,000	(7,943)	(7,943)
Receive a fixed rate equal to 1.415% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	08/15/26	USD	15,100,000	(101,137)	(101,137)
Receive a fixed rate equal to 1.405% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	08/16/26	USD	5,700,000	(43,483)	(43,483)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.456%	Chicago Mercantile Exchange	08/17/26	USD	7,500,000	21,107	21,107

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

	Clearinghouse (continued)	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.435%	Chicago Mercantile Exchange	08/17/26	USD	15,100,000	$72,789	$72,789
Receive a fixed rate equal to 1.437% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	08/22/26	USD	5,700,000	(26,489)	(26,489)
Receive a fixed rate equal to 1.409% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	08/25/26	USD	15,000,000	(111,098)	(111,098)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.451%	Chicago Mercantile Exchange	08/30/26	USD	9,400,000	32,078	32,078
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.445%	Chicago Mercantile Exchange	08/31/26	USD	11,400,000	43,325	43,325
Receive a fixed rate equal to 1.471% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	08/31/26	USD	17,000,000	(22,827)	(22,827)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.478%	Chicago Mercantile Exchange	09/06/26	USD	15,100,000	15,045	15,045
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.437%	Chicago Mercantile Exchange	09/08/26	USD	11,400,000	56,452	56,452
Receive a fixed rate equal to 1.419% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	09/08/26	USD	4,141,526	(27,326)	(27,326)
Receive a fixed rate equal to 1.395% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	09/09/26	USD	22,600,000	(200,465)	(200,465)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.548%	Chicago Mercantile Exchange	09/13/26	USD	31,300,000	(173,446)	(173,446)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.542%	Chicago Mercantile Exchange	09/13/26	USD	30,500,000	(151,075)	(151,075)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.566%	Chicago Mercantile Exchange	09/14/26	USD	18,700,000	(135,130)	(135,130)
Receive a fixed rate equal to 1.579% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	09/15/26	USD	15,100,000	127,457	127,457
Receive a fixed rate equal to 1.563% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	09/16/26	USD	11,400,000	78,823	78,823
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.558%	Chicago Mercantile Exchange	09/19/26	USD	28,500,000	(181,878)	(181,878)
Receive a fixed rate equal to 1.555% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	09/19/26	USD	17,400,000	106,080	106,080
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.567%	Chicago Mercantile Exchange	09/19/26	USD	49,100,000	(352,537)	(352,537)
Receive a fixed rate equal to 1.542% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	09/19/26	USD	15,100,000	74,264	74,264
Receive a fixed rate equal to 1.548% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	09/20/26	USD	56,600,000	309,221	309,221
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.528%	Chicago Mercantile Exchange	09/20/26	USD	18,900,000	(66,793)	(66,793)
Receive a fixed rate equal to 1.548% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	09/21/26	USD	12,500,000	67,878	67,878
Receive a fixed rate equal to 1.539% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	09/22/26	USD	7,500,000	34,381	34,381
Receive a fixed rate equal to 1.837% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	04/04/31	USD	1,500,000	61,138	61,138
Receive a fixed rate equal to 3.057% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/09/44	USD	1,400,000	403,742	403,742
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.188%	Chicago Mercantile Exchange	04/04/46	USD	900,000	(78,224)	(78,224)
Receive a fixed rate equal to 2.035% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	04/04/46	USD	900,000	78,426	78,426
					$(1,217,640)	$(1,420,581)

At September 30, 2016, the following over-the-counter written options were outstanding for Voya Global Bond Portfolio:

Notional Amount	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Currencies
24,200,000	Goldman Sachs & Co.	Put USD vs. Call EUR	1.140	USD	10/12/16	$73,326	$(19,979)
24,200,000	Societe Generale	Put USD vs. Call EUR	1.155	USD	10/25/16	34,521	(14,055)
24,200,000	Barclays Bank PLC	Put USD vs. Call JPY	98.000	USD	10/25/16	106,639	(61,166)
24,200,000	Goldman Sachs & Co.	Put USD vs. Call JPY	99.000	USD	10/12/16	132,374	(38,599)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Notional Amount	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
24,000,000	Societe Generale	Put USD vs. Call JPY	97.000	USD	11/10/16	$159,529	$(87,195)
			Total Written OTC Options			$506,389	$(220,994)

At September 30, 2016, the following over-the-counter volatility swaps were outstanding for Voya Global Bond Portfolio:

Reference Entity	Counterparty	Pay/ Receive Volatility	Volatility Strike Rate	Expiration Date	Currency	Notional Amount	Fair Value	Unrealized Appreciation (Depreciation)
AUD vs. USD	JPMorgan Chase & Co.	Receive	9.650%	10/19/16	USD	3,632,600	$(32,404)	$(32,404)
				Total Volatility Swaps			$(32,404)	$(32,404)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Purchased Options	$185,047
Foreign exchange contracts	Forward foreign currency contracts	1,369,128
Interest rate contracts	Futures contracts	100,388
Interest rate contracts	Interest rate swaps	24,485,009
Total Asset Derivatives		$26,139,572

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$4,480,526
Interest rate contracts	Futures contracts	153,159
Interest rate contracts	Interest rate swaps	25,905,591
Foreign exchange contracts	Written options	220,994
Foreign exchange contracts	Volatility Swaps	32,404
Total Liability Derivatives		$30,792,674

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2016:

	Bank of America	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Deutsche Bank AG	Goldman Sachs & Co.	JPMorgan Chase & Co.	Morgan Stanley	Societe Generale	Totals
Assets:
Purchased options	$-	$8,510	$-	$-	$-	$32,507	$-	$-	$144,030	$185,047
Forward foreign currency contracts	19,565	319,250	41,765	77,628	127,850	263,369	222,766	296,935	-	1,369,128
Total Assets	$19,565	$327,760	$41,765	$77,628	$127,850	$295,876	$222,766	$296,935	$144,030	$1,554,175

Liabilities:
Forward foreign currency contracts	$26,701	$296,799	$1,400,768	$89,105	$361,209	$1,375,906	$621,124	$308,914	$-	$4,480,526
Written options	-	61,166	-	-	-	58,578	-	-	101,250	220,994
Volatility swaps	-	-	-	-	-	-	32,404	-	-	32,404
Total Liabilities	$26,701	$357,965	$1,400,768	$89,105	$361,209	$1,434,484	$653,528	$308,914	$101,250	$4,733,924

Net OTC derivative instruments by counterparty, at fair value	$(7,136)	$(30,205)	$(1,359,003)	$(11,477)	$(233,359)	$(1,138,608)	$(430,762)	$(11,979)	$42,780	$(3,179,749)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$1,359,003	$-	$-	$-	$430,762	$-	$(42,780)	$1,746,985

Net Exposure(1)(2)	$(7,136)	$(30,205)	$-	$(11,477)	$(233,359)	$(1,138,608)	$-	$(11,979)	$-	$(1,432,764)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.
(2) At September 30, 2016, the Portfolio had pledged $1,380,000 and $540,000 in cash collateral to BNP Paribas Bank and JPMorgan Chase & Co., respectively. In addition, the Portfolio had received $110,000 in cash collateral from Societe Generale. Excess cash collateral is not shown for financial reporting purposes.

Voya Index Solution Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 10.6%
672,872	PowerShares Senior Loan Portfolio	$15,617,359	3.9
532,095	SPDR Barclays Capital High Yield Bond	19,538,528	4.8
92,864	SPDR Dow Jones International Real Estate	3,873,358	1.0
43,971	Vanguard REIT	3,814,045	0.9

	Total Exchange-Traded Funds (Cost $45,007,886)	42,843,290	10.6

MUTUAL FUNDS: 89.3%
	Affiliated Investment Companies: 87.8%
402,550	Voya Emerging Markets Index Portfolio - Class I	4,061,725	1.0
2,735,777	Voya International Index Portfolio - Class I	24,485,206	6.1
1,356,668	Voya RussellTM Mid Cap Index Portfolio - Class I	19,793,791	4.9
20,141,381	Voya U.S. Bond Index Portfolio - Class I	220,346,711	54.7
6,278,327	Voya U.S. Stock Index Portfolio - Class I	84,757,409	21.1
		353,444,842	87.8

	Unaffiliated Investment Companies: 1.5%
1,214,839	@ Credit Suisse Commodity Return Strategy Fund - Class I	6,001,307	1.5

	Total Mutual Funds (Cost $359,009,881)	359,446,149	89.3

	Total Investments in Securities (Cost $404,017,767)	$402,289,439	99.9
	Assets in Excess of Other Liabilities	326,908	0.1
	Net Assets	$402,616,347	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $413,537,714.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$5,065,961
Gross Unrealized Depreciation	(16,314,236)

Net Unrealized Depreciation	$(11,248,275)

Voya Index Solution Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$42,843,290	$–	$–	$42,843,290
Mutual Funds	359,446,149	–	–	359,446,149
Total Investments, at fair value	$402,289,439	$–	$–	$402,289,439

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$3,655,900	$4,601,683	$(5,039,928)	$844,070	$4,061,725	$196	$(599,253)	$-
Voya International Index Portfolio - Class I	22,644,680	6,625,445	(4,848,643)	63,724	24,485,206	687,208	(71,484)	-
Voya RussellTM Mid Cap Index Portfolio - Class I	11,382,412	11,593,011	(2,958,697)	(222,935)	19,793,791	150,689	(195,880)	1,352,590
Voya U.S. Bond Index Portfolio - Class I	214,202,917	49,868,435	(52,850,167)	9,125,526	220,346,711	3,166,499	(995,075)	296,475
Voya U.S. Stock Index Portfolio - Class I	75,397,570	38,298,289	(32,904,363)	3,965,913	84,757,409	319,461	(3,510,283)	4,771,456
	$327,283,479	$110,986,863	$(98,601,798)	$13,776,298	$353,444,842	$4,324,053	$(5,371,975)	$6,420,521

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Index Solution 2020 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 14.4%
3,396	iShares Barclays 20+ Year Treasury Bond Fund	$466,984	0.7
107,004	PowerShares Senior Loan Portfolio	2,483,563	3.9
84,734	SPDR Barclays Capital High Yield Bond	3,111,432	4.9
14,888	SPDR Dow Jones International Real Estate	620,979	1.0
4,366	SPDR S&P MidCap 400 ETF Trust	1,232,391	1.9
2,855	SPDR Trust Series 1	617,537	1.0
7,026	Vanguard REIT	609,435	1.0

	Total Exchange-Traded Funds (Cost $8,958,617)	9,142,321	14.4

MUTUAL FUNDS: 85.4%
	Affiliated Investment Companies: 83.9%
63,319	Voya Emerging Markets Index Portfolio - Class I	638,886	1.0
774,202	Voya International Index Portfolio - Class I	6,929,111	10.9
175,662	Voya RussellTM Mid Cap Index Portfolio - Class I	2,562,906	4.0
92,921	Voya RussellTM Small Cap Index Portfolio - Class I	1,273,022	2.0
2,095,094	Voya U.S. Bond Index Portfolio - Class I	22,920,332	36.1
1,407,305	Voya U.S. Stock Index Portfolio - Class I	18,998,615	29.9
		53,322,872	83.9

	Unaffiliated Investment Companies: 1.5%
188,643	@ Credit Suisse Commodity Return Strategy Fund - Class I	931,898	1.5

	Total Mutual Funds (Cost $53,863,751)	54,254,770	85.4

	Total Investments in Securities (Cost $62,822,368)	$63,397,091	99.8
	Assets in Excess of Other Liabilities	129,216	0.2
	Net Assets	$63,526,307	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $62,958,162.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$620,079
Gross Unrealized Depreciation	(181,150)

Net Unrealized Appreciation	$438,929

Voya Index Solution 2020 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$9,142,321	$–	$–	$9,142,321
Mutual Funds	54,254,770	–	–	54,254,770
Total Investments, at fair value	$63,397,091	$–	$–	$63,397,091

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$172,425	$999,122	$(536,898)	$4,237	$638,886	$26	$33,117	$-
Voya International Index Portfolio - Class I	1,017,291	7,279,584	(1,603,243)	235,479	6,929,111	85,855	(2,910)	-
Voya RussellTM Mid Cap Index Portfolio - Class I	342,985	3,244,549	(1,082,988)	58,360	2,562,906	13,682	(57,244)	122,810
Voya RussellTM Small Cap Index Portfolio - Class I	168,249	1,247,240	(201,623)	59,156	1,273,022	7,109	(12,583)	60,527
Voya U.S. Bond Index Portfolio - Class I	3,372,768	28,608,733	(9,172,548)	111,379	22,920,332	182,156	182,143	13,623
Voya U.S. Stock Index Portfolio - Class I	2,239,848	20,787,007	(4,023,757)	(4,483)	18,998,615	46,655	137,135	696,841
	$7,313,566	$62,166,235	$(16,621,057)	$464,128	$53,322,872	$335,483	$279,658	$893,801

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Index Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 12.2%
28,426	iShares Barclays 20+ Year Treasury Bond Fund	$3,908,859	0.7
911,523	PowerShares Senior Loan Portfolio	21,156,449	3.8
720,816	SPDR Barclays Capital High Yield Bond	26,468,363	4.8
125,800	SPDR Dow Jones International Real Estate	5,247,118	1.0
24,070	SPDR Trust Series 1	5,206,341	1.0
59,566	Vanguard REIT	5,166,755	0.9

	Total Exchange-Traded Funds (Cost $69,638,545)	67,153,885	12.2

MUTUAL FUNDS: 87.7%
	Affiliated Investment Companies: 86.2%
2,206,648	Voya Emerging Markets Index Portfolio - Class I	22,265,075	4.0
8,736,264	Voya International Index Portfolio - Class I	78,189,566	14.2
3,363,199	Voya RussellTM Mid Cap Index Portfolio - Class I	49,069,072	8.9
1,211,068	Voya RussellTM Small Cap Index Portfolio - Class I	16,591,631	3.0
12,698,350	Voya U.S. Bond Index Portfolio - Class I	138,919,948	25.1
12,704,345	Voya U.S. Stock Index Portfolio - Class I	171,508,651	31.0
		476,543,943	86.2

	Unaffiliated Investment Companies: 1.5%
1,646,099	@ Credit Suisse Commodity Return Strategy Fund - Class I	8,131,730	1.5

	Total Mutual Funds (Cost $495,739,092)	484,675,673	87.7

	Total Investments in Securities (Cost $565,377,637)	$551,829,558	99.9
	Assets in Excess of Other Liabilities	607,942	0.1
	Net Assets	$552,437,500	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $570,370,517.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$2,872,032
Gross Unrealized Depreciation	(21,412,991)

Net Unrealized Depreciation	$(18,540,959)

Voya Index Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$67,153,885	$–	$–	$67,153,885
Mutual Funds	484,675,673	–	–	484,675,673
Total Investments, at fair value	$551,829,558	$–	$–	$551,829,558

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$13,924,282	$9,800,709	$(4,549,348)	$3,089,432	$22,265,075	$315,793	$(947,018)	$-
Voya International Index Portfolio - Class I	71,708,609	19,651,425	(11,382,717)	(1,787,751)	78,189,566	2,112,928	1,835,760	-
Voya RussellTM Mid Cap Index Portfolio - Class I	33,054,103	23,084,486	(5,559,588)	(1,509,929)	49,069,072	461,798	375,076	4,145,110
Voya RussellTM Small Cap Index Portfolio - Class I	14,403,666	5,396,797	(2,962,356)	(246,476)	16,591,631	205,669	70,061	1,751,170
Voya U.S. Bond Index Portfolio - Class I	134,538,253	52,807,775	(52,643,042)	4,216,962	138,919,948	1,997,956	914,667	184,143
Voya U.S. Stock Index Portfolio - Class I	138,647,008	60,808,792	(29,950,737)	2,003,588	171,508,651	597,972	(293,271)	8,931,299
	$406,275,921	$171,549,984	$(107,047,788)	$5,765,826	$476,543,943	$5,692,116	$1,955,275	$15,011,722

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Index Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 12.0%
2,784	iShares Barclays 20+ Year Treasury Bond Fund	$382,828	0.7
65,784	PowerShares Senior Loan Portfolio	1,526,847	2.8
41,675	SPDR Barclays Capital High Yield Bond	1,530,306	2.8
18,306	SPDR Dow Jones International Real Estate	763,543	1.4
3,579	SPDR S&P MidCap 400 ETF Trust	1,010,244	1.9
2,340	SPDR Trust Series 1	506,142	1.0
8,639	Vanguard REIT	749,347	1.4

	Total Exchange-Traded Funds (Cost $6,395,681)	6,469,257	12.0

MUTUAL FUNDS: 87.8%
	Affiliated Investment Companies: 86.4%
264,017	Voya Emerging Markets Index Portfolio - Class I	2,663,931	4.9
993,153	Voya International Index Portfolio - Class I	8,888,718	16.5
281,955	Voya RussellTM Mid Cap Index Portfolio - Class I	4,113,722	7.6
118,473	Voya RussellTM Small Cap Index Portfolio - Class I	1,623,074	3.0
855,971	Voya U.S. Bond Index Portfolio - Class I	9,364,324	17.3
1,482,143	Voya U.S. Stock Index Portfolio - Class I	20,008,936	37.1
		46,662,705	86.4

	Unaffiliated Investment Companies: 1.4%
154,504	@ Credit Suisse Commodity Return Strategy Fund - Class I	763,248	1.4

	Total Mutual Funds (Cost $46,861,891)	47,425,953	87.8

	Total Investments in Securities (Cost $53,257,572)	$53,895,210	99.8
	Assets in Excess of Other Liabilities	83,764	0.2
	Net Assets	$53,978,974	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $53,393,311.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$650,639
Gross Unrealized Depreciation	(148,740)

Net Unrealized Appreciation	$501,899

Voya Index Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,469,257	$–	$–	$6,469,257
Mutual Funds	47,425,953	–	–	47,425,953
Total Investments, at fair value	$53,895,210	$–	$–	$53,895,210

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$209,130	$2,499,306	$(196,905)	$152,400	$2,663,931	$13,088	$7,947	$-
Voya International Index Portfolio - Class I	956,738	8,908,312	(1,272,434)	296,102	8,888,718	76,967	(27,393)	-
Voya RussellTM Mid Cap Index Portfolio - Class I	386,443	4,549,899	(880,309)	57,689	4,113,722	15,305	(44,154)	137,379
Voya RussellTM Small Cap Index Portfolio - Class I	154,091	1,513,946	(109,047)	64,084	1,623,074	6,359	(9,151)	54,143
Voya U.S. Bond Index Portfolio - Class I	999,397	12,989,462	(4,635,118)	10,583	9,364,324	61,454	80,157	3,996
Voya U.S. Stock Index Portfolio - Class I	1,768,409	20,558,731	(2,364,094)	45,890	20,008,936	40,783	11,601	609,137
	$4,474,208	$51,019,656	$(9,457,907)	$626,748	$46,662,705	$213,956	$19,007	$804,655

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Index Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.7%
586,132	PowerShares Senior Loan Portfolio	$13,604,124	2.9
370,802	SPDR Barclays Capital High Yield Bond	13,615,849	2.9
161,785	SPDR Dow Jones International Real Estate	6,748,052	1.5
76,605	Vanguard REIT	6,644,718	1.4

	Total Exchange-Traded Funds (Cost $41,893,876)	40,612,743	8.7

MUTUAL FUNDS: 91.2%
	Affiliated Investment Companies: 89.7%
2,338,888	Voya Emerging Markets Index Portfolio - Class I	23,599,384	5.0
9,783,771	Voya International Index Portfolio - Class I	87,564,750	18.7
3,338,977	Voya RussellTM Mid Cap Index Portfolio - Class I	48,715,669	10.4
1,369,119	Voya RussellTM Small Cap Index Portfolio - Class I	18,756,924	4.0
4,152,185	Voya U.S. Bond Index Portfolio - Class I	45,424,909	9.7
14,530,493	Voya U.S. Stock Index Portfolio - Class I	196,161,654	41.9
		420,223,290	89.7

	Unaffiliated Investment Companies: 1.5%
1,411,084	@ Credit Suisse Commodity Return Strategy Fund - Class I	6,970,754	1.5

	Total Mutual Funds (Cost $442,307,744)	427,194,044	91.2

	Total Investments in Securities (Cost $484,201,620)	$467,806,787	99.9
	Assets in Excess of Other Liabilities	520,316	0.1
	Net Assets	$468,327,103	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $486,953,512.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$1,106,176
Gross Unrealized Depreciation	(20,252,901)

Net Unrealized Depreciation	$(19,146,725)

Voya Index Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$40,612,743	$–	$–	$40,612,743
Mutual Funds	427,194,044	–	–	427,194,044
Total Investments, at fair value	$467,806,787	$–	$–	$467,806,787

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$15,492,406	$9,417,046	$(4,417,751)	$3,107,683	$23,599,384	$354,561	$(723,362)	$-
Voya International Index Portfolio - Class I	73,646,576	21,874,208	(6,831,183)	(1,124,851)	87,564,750	2,344,749	1,227,621	-
Voya RussellTM Mid Cap Index Portfolio - Class I	33,932,811	20,763,729	(4,356,316)	(1,624,555)	48,715,669	472,278	379,188	4,239,180
Voya RussellTM Small Cap Index Portfolio - Class I	15,995,118	5,878,891	(2,706,167)	(410,918)	18,756,924	230,958	197,598	1,966,496
Voya U.S. Bond Index Portfolio - Class I	43,428,897	27,617,188	(27,330,575)	1,709,399	45,424,909	651,763	(58,929)	59,640
Voya U.S. Stock Index Portfolio - Class I	159,099,195	62,106,580	(27,499,504)	2,455,383	196,161,654	685,023	(601,276)	10,231,480
	$341,595,003	$147,657,642	$(73,141,496)	$4,112,141	$420,223,290	$4,739,332	$420,840	$16,496,796

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Index Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.5%
25,629	PowerShares Senior Loan Portfolio	$594,849	1.9
10,698	SPDR Dow Jones International Real Estate	446,214	1.4
2,091	SPDR S&P MidCap 400 ETF Trust	590,227	1.8
5,048	Vanguard REIT	437,863	1.4

	Total Exchange-Traded Funds (Cost $2,051,069)	2,069,153	6.5

MUTUAL FUNDS: 93.4%
	Affiliated Investment Companies: 92.0%
187,926	Voya Emerging Markets Index Portfolio - Class I	1,896,173	5.9
696,478	Voya International Index Portfolio - Class I	6,233,478	19.5
189,827	Voya RussellTM Mid Cap Index Portfolio - Class I	2,769,580	8.7
93,485	Voya RussellTM Small Cap Index Portfolio - Class I	1,280,744	4.0
258,465	Voya U.S. Bond Index Portfolio - Class I	2,827,606	8.9
1,066,289	Voya U.S. Stock Index Portfolio - Class I	14,394,900	45.0
		29,402,481	92.0

	Unaffiliated Investment Companies: 1.4%
90,402	@ Credit Suisse Commodity Return Strategy Fund - Class I	446,585	1.4

	Total Mutual Funds (Cost $29,331,336)	29,849,066	93.4

	Total Investments in Securities (Cost $31,382,405)	$31,918,219	99.9
	Assets in Excess of Other Liabilities	38,209	0.1
	Net Assets	$31,956,428	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $31,466,648.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$537,535
Gross Unrealized Depreciation	(85,964)

Net Unrealized Appreciation	$451,571

Voya Index Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,069,153	$–	$–	$2,069,153
Mutual Funds	29,849,066	–	–	29,849,066
Total Investments, at fair value	$31,918,219	$–	$–	$31,918,219

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$147,682	$1,779,529	$(149,830)	$118,792	$1,896,173	$9,600	$3,656	$-
Voya International Index Portfolio - Class I	569,378	6,096,635	(642,225)	209,690	6,233,478	53,344	(21,889)	-
Voya RussellTM Mid Cap Index Portfolio - Class I	247,925	3,024,205	(538,136)	35,586	2,769,580	10,183	(15,920)	91,406
Voya RussellTM Small Cap Index Portfolio - Class I	116,357	1,207,159	(97,837)	55,065	1,280,744	4,978	(7,814)	42,383
Voya U.S. Bond Index Portfolio - Class I	262,501	4,042,399	(1,481,467)	4,173	2,827,606	18,747	23,236	1,164
Voya U.S. Stock Index Portfolio - Class I	1,246,336	14,465,638	(1,454,397)	137,323	14,394,900	27,074	(10,358)	404,372
	$2,590,179	$30,615,565	$(4,363,892)	$560,629	$29,402,481	$123,926	$(29,089)	$539,325

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Index Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.7%
21,458	iShares Barclays 20+ Year Treasury Bond Fund	$2,950,690	1.0
258,031	PowerShares Senior Loan Portfolio	5,988,899	1.9
106,833	SPDR Dow Jones International Real Estate	4,456,004	1.4
50,586	Vanguard REIT	4,387,830	1.4

	Total Exchange-Traded Funds
	(Cost $17,744,619)	17,783,423	5.7

MUTUAL FUNDS: 94.2%
	Affiliated Investment Companies: 92.7%
2,169,655	Voya Emerging Markets Index Portfolio - Class I	21,891,821	7.0
7,183,757	Voya International Index Portfolio - Class I	64,294,623	20.7
2,424,725	Voya RussellTM Mid Cap Index Portfolio - Class I	35,376,739	11.4
907,249	Voya RussellTM Small Cap Index Portfolio - Class I	12,429,314	4.0
1,042,896	Voya U.S. Bond Index Portfolio - Class I	11,409,285	3.7
10,542,802	Voya U.S. Stock Index Portfolio - Class I	142,327,828	45.9
		287,729,610	92.7

	Unaffiliated Investment Companies: 1.5%
931,829	@ Credit Suisse Commodity Return Strategy Fund - Class I	4,603,234	1.5

	Total Mutual Funds
	(Cost $304,277,822)	292,332,844	94.2

	Total Investments in Securities (Cost $322,022,441)	$310,116,267	99.9
	Assets in Excess of Other Liabilities	257,043	0.1
	Net Assets	$310,373,310	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $323,870,586.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$431,181
Gross Unrealized Depreciation	(14,185,500)

Net Unrealized Depreciation	$(13,754,319)

Voya Index Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$17,783,423	$–	$–	$17,783,423
Mutual Funds	292,332,844	–	–	292,332,844
Total Investments, at fair value	$310,116,267	$–	$–	$310,116,267

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$15,045,258	$7,917,914	$(4,009,405)	$2,938,054	$21,891,821	$346,268	$(614,458)	$-
Voya International Index Portfolio - Class I	52,951,756	16,580,392	(4,589,138)	(648,387)	64,294,623	1,692,201	736,452	-
Voya RussellTM Mid Cap Index Portfolio - Class I	27,158,102	15,010,764	(5,410,085)	(1,382,042)	35,376,739	343,542	556,785	3,083,641
Voya RussellTM Small Cap Index Portfolio - Class I	10,369,280	3,919,261	(1,678,864)	(180,363)	12,429,314	150,391	42,743	1,280,505
Voya U.S. Bond Index Portfolio - Class I	10,241,070	15,417,773	(14,543,313)	293,755	11,409,285	162,929	88,527	29,434
Voya U.S. Stock Index Portfolio - Class I	113,792,246	44,623,513	(17,456,970)	1,369,039	142,327,828	490,926	(162,659)	7,370,293
	$229,557,712	$103,469,617	$(47,687,775)	$2,390,056	$287,729,610	$3,186,257	$647,390	$11,763,873

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Index Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 7.7%
1,157	iShares Barclays 20+ Year Treasury Bond Fund	$159,099	1.0
13,666	PowerShares Senior Loan Portfolio	317,188	1.9
5,704	SPDR Dow Jones International Real Estate	237,914	1.5
1,115	SPDR S&P MidCap 400 ETF Trust	314,731	1.9
2,692	Vanguard REIT	233,504	1.4

	Total Exchange-Traded Funds (Cost $1,247,125)	1,262,436	7.7

MUTUAL FUNDS: 92.2%
	Affiliated Investment Companies: 90.7%
112,109	Voya Emerging Markets Index Portfolio - Class I	1,131,180	6.9
373,145	Voya International Index Portfolio - Class I	3,339,650	20.5
118,626	Voya RussellTM Mid Cap Index Portfolio - Class I	1,730,758	10.6
47,774	Voya RussellTM Small Cap Index Portfolio - Class I	654,499	4.0
55,230	Voya U.S. Bond Index Portfolio - Class I	604,219	3.7
544,377	Voya U.S. Stock Index Portfolio - Class I	7,349,095	45.0
		14,809,401	90.7

	Unaffiliated Investment Companies: 1.5%
48,211	@ Credit Suisse Commodity Return Strategy Fund - Class I	238,165	1.5

	Total Mutual Funds (Cost $14,776,727)	15,047,566	92.2

	Total Investments in Securities (Cost $16,023,852)	$16,310,002	99.9
	Assets in Excess of Other Liabilities	22,326	0.1
	Net Assets	$16,332,328	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $16,069,808.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$286,758
Gross Unrealized Depreciation	(46,564)

Net Unrealized Appreciation	$240,194

Voya Index Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,262,436	$–	$–	$1,262,436
Mutual Funds	15,047,566	–	–	15,047,566
Total Investments, at fair value	$16,310,002	$–	$–	$16,310,002

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$107,827	$1,023,254	$(75,058)	$75,157	$1,131,180	$6,896	$1,528	$-
Voya International Index Portfolio - Class I	372,048	3,162,764	(304,290)	109,128	3,339,650	33,615	(11,037)	-
Voya RussellTM Mid Cap Index Portfolio - Class I	190,491	1,796,194	(276,311)	20,384	1,730,758	7,536	(12,940)	67,642
Voya RussellTM Small Cap Index Portfolio - Class I	72,128	598,274	(41,987)	26,084	654,499	2,983	(3,139)	25,395
Voya U.S. Bond Index Portfolio - Class I	73,022	1,346,733	(816,271)	735	604,219	4,870	7,470	315
Voya U.S. Stock Index Portfolio - Class I	795,906	7,213,856	(727,375)	66,708	7,349,095	15,218	(9,163)	227,293
	$1,611,422	$15,141,075	$(2,241,292)	$298,196	$14,809,401	$71,118	$(27,281)	$320,645

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Index Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.8%
6,478	iShares Barclays 20+ Year Treasury Bond Fund	$890,790	1.0
32,251	SPDR Dow Jones International Real Estate	1,345,189	1.4
15,271	Vanguard REIT	1,324,606	1.4

	Total Exchange-Traded Funds
	(Cost $3,475,930)	3,560,585	3.8

MUTUAL FUNDS: 96.2%
	Affiliated Investment Companies: 94.7%
660,326	Voya Emerging Markets Index Portfolio - Class I	6,662,692	7.1
2,347,183	Voya International Index Portfolio - Class I	21,007,286	22.2
802,027	Voya RussellTM Mid Cap Index Portfolio - Class I	11,701,576	12.4
276,108	Voya RussellTM Small Cap Index Portfolio - Class I	3,782,684	4.0
311,446	Voya U.S. Bond Index Portfolio - Class I	3,407,219	3.6
3,173,091	Voya U.S. Stock Index Portfolio - Class I	42,836,731	45.4
		89,398,188	94.7

	Unaffiliated Investment Companies: 1.5%
281,396	@ Credit Suisse Commodity Return Strategy Fund - Class I	1,390,095	1.5

	Total Mutual Funds
	(Cost $94,048,439)	90,788,283	96.2

	Total Investments in Securities (Cost $97,524,369)	$94,348,868	100.0
	Assets in Excess of Other Liabilities	25,829	0.0
	Net Assets	$94,374,697	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $99,014,318.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$164,385
Gross Unrealized Depreciation	(4,829,835)

Net Unrealized Depreciation	$(4,665,450)

Voya Index Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,560,585	$–	$–	$3,560,585
Mutual Funds	90,788,283	–	–	90,788,283
Total Investments, at fair value	$94,348,868	$–	$–	$94,348,868

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$4,179,532	$2,899,833	$(1,370,158)	$953,485	$6,662,692	$100,663	$(262,577)	$-
Voya International Index Portfolio - Class I	15,796,359	7,918,558	(2,814,887)	107,256	21,007,286	529,424	(43,001)	-
Voya RussellTM Mid Cap Index Portfolio - Class I	7,556,062	5,612,521	(1,294,716)	(172,291)	11,701,576	110,423	(100,706)	991,162
Voya RussellTM Small Cap Index Portfolio - Class I	2,881,956	1,534,945	(695,195)	60,978	3,782,684	44,062	(89,213)	375,167
Voya U.S. Bond Index Portfolio - Class I	2,920,551	4,683,348	(4,285,669)	88,989	3,407,219	46,426	29,039	4,519
Voya U.S. Stock Index Portfolio - Class I	32,116,444	16,496,257	(6,805,420)	1,029,450	42,836,731	141,902	(599,423)	2,119,437
	$65,450,904	$39,145,462	$(17,266,045)	$2,067,867	$89,398,188	$972,900	$(1,065,881)	$3,490,285

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Index Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.3%
176	iShares Barclays 20+ Year Treasury Bond Fund	$24,202	0.9
878	SPDR Dow Jones International Real Estate	36,621	1.4
172	SPDR S&P MidCap 400 ETF Trust	48,550	1.8
113	SPDR Trust Series 1	24,442	0.9
416	Vanguard REIT	36,084	1.3

	Total Exchange-Traded Funds (Cost $165,436)	169,899	6.3

MUTUAL FUNDS: 93.5%
	Affiliated Investment Companies: 92.1%
18,929	Voya Emerging Markets Index Portfolio - Class I	190,995	7.1
67,541	Voya International Index Portfolio - Class I	604,497	22.3
19,738	Voya RussellTM Mid Cap Index Portfolio - Class I	287,977	10.6
7,922	Voya RussellTM Small Cap Index Portfolio - Class I	108,528	4.0
9,514	Voya U.S. Bond Index Portfolio - Class I	104,081	3.8
89,017	Voya U.S. Stock Index Portfolio - Class I	1,201,728	44.3
		2,497,806	92.1

	Unaffiliated Investment Companies: 1.4%
7,676	@ Credit Suisse Commodity Return Strategy Fund - Class I	37,920	1.4

	Total Mutual Funds (Cost $2,475,244)	2,535,726	93.5

	Total Investments in Securities (Cost $2,640,680)	$2,705,625	99.8
	Assets in Excess of Other Liabilities	4,980	0.2
	Net Assets	$2,710,605	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $2,659,609.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$46,016
Gross Unrealized Depreciation	–

Net Unrealized Appreciation	$46,016

Voya Index Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$169,899	$–	$–	$169,899
Mutual Funds	2,535,726	–	–	2,535,726
Total Investments, at fair value	$2,705,625	$–	$–	$2,705,625

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$23,730	$188,809	$(37,375)	$15,831	$190,995	$1,697	$2,606	$-
Voya International Index Portfolio - Class I	87,393	620,394	(127,168)	23,878	604,497	8,931	(3,491)	-
Voya RussellTM Mid Cap Index Portfolio - Class I	41,640	325,355	(82,154)	3,136	287,977	1,858	(2,193)	16,678
Voya RussellTM Small Cap Index Portfolio - Class I	15,667	111,458	(23,972)	5,375	108,528	736	(761)	6,263
Voya U.S. Bond Index Portfolio - Class I	15,831	234,156	(146,167)	261	104,081	1,105	1,686	78
Voya U.S. Stock Index Portfolio - Class I	174,671	1,364,429	(354,938)	17,566	1,201,728	3,202	5,443	47,828
	$358,932	$2,844,601	$(771,774)	$66,047	$2,497,806	$17,529	$3,290	$70,847

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 7.5%
1,659	iShares Russell 1000 Value Index Fund	$175,224	2.5
497	SPDR S&P MidCap 400 ETF Trust	140,288	2.0
971	SPDR Trust Series 1	210,027	3.0

	Total Exchange-Traded Funds (Cost $511,119)	525,539	7.5

MUTUAL FUNDS: 92.3%
	Affiliated Investment Companies: 91.3%
20,636	Voya Emerging Markets Index Portfolio - Class I	208,222	3.0
8,991	Voya Index Plus LargeCap Portfolio - Class I	210,037	3.0
63,510	Voya International Core Fund - Class I	594,457	8.5
15,650	Voya International Index Portfolio - Class I	140,069	2.0
34,272	Voya Large Cap Growth Portfolio - Class I	594,970	8.5
31,613	Voya Large Cap Value Fund - Class R6	385,356	5.5
31,166	@ Voya MidCap Opportunities Portfolio - Class I	385,208	5.5
20,618	Voya Multi-Manager Emerging Markets Equity Fund - Class I	208,650	3.0
62,333	Voya Multi-Manager International Equity Fund - Class I	663,845	9.4
48,474	Voya Multi-Manager Large Cap Core Portfolio - Class I	700,931	9.9
52,581	Voya Multi-Manager Mid Cap Value Fund - Class I	561,044	8.0
6,170	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	175,154	2.5
13,973	Voya Small Company Portfolio - Class I	280,862	4.0
15,580	Voya U.S. Stock Index Portfolio - Class I	210,333	3.0
5,562	VY® Clarion Global Real Estate Portfolio - Class I	69,585	1.0
1,802	VY® Clarion Real Estate Portfolio - Class I	69,097	1.0
21,701	VY® Invesco Comstock Portfolio - Class I	351,773	5.0
7,693	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	595,436	8.5
		6,405,029	91.3

	Unaffiliated Investment Companies: 1.0%
14,093	@ Credit Suisse Commodity Return Strategy Fund - Class I	69,617	1.0

	Total Mutual Funds (Cost $6,641,322)	6,474,646	92.3

	Total Investments in Securities (Cost $7,152,441)	$7,000,185	99.8
	Assets in Excess of Other Liabilities	15,641	0.2
	Net Assets	$7,015,826	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $7,467,525.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$85,179
Gross Unrealized Depreciation	(552,519)

Net Unrealized Depreciation	$(467,340)

Voya Solution Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$525,539	$–	$–	$525,539
Mutual Funds	6,474,646	–	–	6,474,646
Total Investments, at fair value	$7,000,185	$–	$–	$7,000,185

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$-	$214,892	$(15,241)	$8,571	$208,222	$2,545	$246	$-
Voya Index Plus LargeCap Portfolio - Class I	-	217,531	(14,469)	6,975	210,037	3,041	42	-
Voya International Core Fund - Class I	382,279	262,165	(82,183)	32,196	594,457	-	(12,195)	-
Voya International Index Portfolio - Class I	101,366	56,210	(20,333)	2,826	140,069	3,622	(2,258)	-
Voya Large Cap Growth Portfolio - Class I	388,031	328,504	(78,161)	(43,404)	594,970	2,942	(2,864)	67,806
Voya Large Cap Value Fund - Class R6	384,891	210,451	(252,638)	42,652	385,356	4,592	(26,675)	-
Voya MidCap Opportunities Portfolio - Class I	219,039	228,041	(55,810)	(6,062)	385,208	-	(6,241)	36,222
Voya Multi-Manager Emerging Markets Equity Fund - Class I	249,558	102,255	(209,710)	66,547	208,650	-	(31,366)	-
Voya Multi-Manager International Equity Fund - Class I	484,382	239,405	(92,411)	32,469	663,845	-	(11,083)	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	513,972	270,212	(87,648)	4,395	700,931	7,026	(4,521)	22,295
Voya Multi-Manager Mid Cap Value Fund - Class I	405,837	252,490	(168,832)	71,549	561,044	-	(41,787)	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	191,769	75,133	(107,652)	15,904	175,154	1,472	(11,890)	-
Voya Small Company Portfolio - Class I	205,572	115,464	(56,013)	15,839	280,862	1,092	(6,515)	22,091
Voya U.S. Stock Index Portfolio - Class I	518,494	337,898	(684,685)	38,626	210,333	951	(31,944)	14,199
Voya U.S. Bond Index Portfolio - Class I	-	370,126	(370,126)	-	-	771	2,278	-
VY® Clarion Global Real Estate Portfolio - Class I	-	73,975	(5,835)	1,445	69,585	811	112	-
VY® Clarion Real Estate Portfolio - Class I	104,830	39,500	(76,874)	1,641	69,097	1,037	4,123	-
VY® Invesco Comstock Portfolio - Class I	251,821	127,272	(55,718)	28,398	351,773	1,050	(4,900)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	387,643	324,618	(75,879)	(40,946)	595,436	-	(5,349)	62,791
	$4,789,484	$3,846,142	$(2,510,218)	$279,621	$6,405,029	$30,952	$(192,787)	$225,404

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.7%
2,712		iShares Barclays 20+ Year Treasury Bond Fund	$372,927	0.7
2,337		SPDR Trust Series 1	505,493	1.0

	Total Exchange-Traded Funds (Cost $881,349)		878,420	1.7

MUTUAL FUNDS: 98.2%
		Affiliated Investment Companies: 96.7%
49,703		Voya Emerging Markets Index Portfolio - Class I	501,505	1.0
254,337		Voya Floating Rate Fund - Class I	2,517,932	5.0
98,625		Voya Global Bond Fund - Class R6	1,003,012	2.0
251,445		Voya High Yield Bond Fund - Class R6	2,019,106	4.0
243,831		Voya Intermediate Bond Fund - Class R6	2,511,464	5.0
188,951		Voya International Core Fund - Class I	1,768,585	3.5
113,077		Voya International Index Portfolio - Class I	1,012,042	2.0
145,666		Voya Large Cap Growth Portfolio - Class I	2,528,761	5.0
228,354		Voya Large Cap Value Fund - Class R6	2,783,635	5.5
184,228	@	Voya MidCap Opportunities Portfolio - Class I	2,277,057	4.5
99,313		Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,005,045	2.0
165,927		Voya Multi-Manager International Equity Fund - Class I	1,767,123	3.5
210,306		Voya Multi-Manager Large Cap Core Portfolio - Class I	3,041,022	6.0
213,707		Voya Multi-Manager Mid Cap Value Fund - Class I	2,280,250	4.5
69,334		Voya RussellTM Mid Cap Index Portfolio - Class I	1,011,578	2.0
215,842		Voya Short Term Bond Fund - Class R6	2,136,832	4.2
50,481		Voya Small Company Portfolio - Class I	1,014,660	2.0
206,481		Voya U.S. Bond Index Portfolio - Class I	2,258,903	4.5
74,848		Voya U.S. Stock Index Portfolio - Class I	1,010,452	2.0
40,190		VY® Clarion Global Real Estate Portfolio - Class I	502,782	1.0
13,022		VY® Clarion Real Estate Portfolio - Class I	499,246	1.0

Voya Solution Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
193,822	VY® Goldman Sachs Bond Portfolio - Class I	$2,004,123	4.0
109,758	VY® Invesco Comstock Portfolio - Class I	1,779,174	3.5
195,707	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	5,049,252	10.0
153,862	VY® T. Rowe Price Equity Income Portfolio - Class I	2,026,362	4.0
32,697	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	2,530,724	5.0
		48,840,627	96.7

	Unaffiliated Investment Companies: 1.5%
152,602	@ Credit Suisse Commodity Return Strategy Fund - Class I	753,854	1.5

	Total Mutual Funds (Cost $50,953,135)	49,594,481	98.2

	Total Investments in Securities (Cost $51,834,484)	$50,472,901	99.9
	Assets in Excess of Other Liabilities	33,881	0.1
	Net Assets	$50,506,782	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $52,589,943.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$264,355
Gross Unrealized Depreciation	(2,381,397)

Net Unrealized Depreciation	$(2,117,042)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$878,420	$–	$–	$878,420
Mutual Funds	49,594,481	–	–	49,594,481
Total Investments, at fair value	$50,472,901	$–	$–	$50,472,901

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$-	$514,033	$(9,626)	$(2,902)	$501,505	$22	(116)	$-
Voya Floating Rate Fund - Class I	2,435,269	712,105	(720,194)	90,752	2,517,932	70,708	(33,122)	-
Voya Global Bond Fund - Class R6	2,434,924	286,426	(1,908,777)	190,439	1,003,012	-	2,262	-
Voya High Yield Bond Fund - Class I	2,386,386	297,637	(2,943,000)	258,977	-	77,580	(58,797)	-
Voya High Yield Bond Fund - Class R6	-	2,583,021	(553,336)	(10,579)	2,019,106	17,315	(32,433)	-
Voya Intermediate Bond Fund - Class R6	978,596	1,987,780	(513,978)	59,066	2,511,464	39,563	923	-
Voya International Core Fund - Class I	2,158,659	549,162	(1,172,603)	233,367	1,768,585	-	(192,328)	-
Voya International Index Portfolio - Class I	952,152	323,316	(302,976)	39,550	1,012,042	28,259	(43,885)	-
Voya Large Cap Growth Portfolio - Class I	2,916,982	896,819	(961,974)	(323,066)	2,528,761	12,244	109,302	282,169
Voya Large Cap Value Fund - Class R6	3,579,327	788,787	(1,854,770)	270,291	2,783,635	34,626	(155,997)	-
Voya MidCap Opportunities Portfolio - Class I	1,937,392	990,089	(615,598)	(34,826)	2,277,057	-	(27,839)	210,592
Voya Multi-Manager Emerging Markets Equity Fund - Class I	937,678	290,719	(418,382)	195,030	1,005,045	-	(61,330)	-
Voya Multi-Manager International Equity Fund - Class I	1,197,664	914,407	(392,416)	47,468	1,767,123	-	(1,756)	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	2,897,721	1,230,880	(1,005,022)	(82,557)	3,041,022	29,817	83,312	94,610
Voya Multi-Manager Mid Cap Value Fund - Class I	2,144,856	645,987	(868,978)	358,385	2,280,250	-	(206,078)	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	240,269	18,324	(251,295)	(7,298)	-	-	9,329	-
Voya RussellTM Mid Cap Index Portfolio - Class I	-	1,021,721	(2,658)	(7,485)	1,011,578	-	(37)	-
Voya Short Term Bond Fund - Class R6	979,172	2,001,094	(857,525)	14,091	2,136,832	22,304	(8,501)	-
Voya Small Company Portfolio - Class I	966,158	345,773	(320,518)	23,247	1,014,660	4,268	2,049	86,384
Voya U.S. Bond Index Portfolio - Class I	2,435,319	2,821,916	(3,081,983)	83,651	2,258,903	33,071	8,187	3,303
Voya U.S. Stock Index Portfolio - Class I	1,904,810	1,690,708	(2,631,797)	46,731	1,010,452	2,833	(78,628)	42,310
VY® BlackRock Inflation Protected Bond Portfolio - Class I	972,409	54,608	(1,125,548)	98,531	-	-	(61,710)	-
VY® Clarion Global Real Estate Portfolio - Class I	-	571,752	(78,821)	9,851	502,782	5,645	1,798	-
VY® Clarion Real Estate Portfolio - Class I	984,937	150,335	(517,264)	(118,762)	499,246	7,338	165,045	-
VY® Goldman Sachs Bond Portfolio - Class I	972,807	1,430,627	(422,894)	23,583	2,004,123	38,444	11,552	-
VY® Invesco Comstock Portfolio - Class I	1,655,722	525,311	(505,350)	103,491	1,779,174	5,006	9,189	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	4,843,517	1,437,814	(1,231,302)	(777)	5,049,252	7,712	(22,611)	371,039
VY® T. Rowe Price Equity Income Portfolio - Class I	-	2,410,251	(302,191)	(81,698)	2,026,362	5,243	(6,200)	174,326
VY® T. Rowe Price Growth Equity Portfolio - Class I	2,914,227	928,227	(1,000,293)	(311,437)	2,530,724	-	65,703	251,532
	$45,826,953	$28,419,629	$(26,571,069)	$1,165,114	$48,840,627	$441,998	$(522,717)	$1,516,265

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.5%
2,815		iShares iBoxx $ High Yield Corporate Bond Fund	$245,637	1.5
1,165		SPDR S&P MidCap 400 ETF Trust	328,844	2.0
2,279		SPDR Trust Series 1	492,948	3.0

	Total Exchange-Traded Funds (Cost $1,059,938)		1,067,429	6.5

MUTUAL FUNDS: 93.4%
		Affiliated Investment Companies: 91.4%
16,141		Voya Emerging Markets Index Portfolio - Class I	162,865	1.0
115,670		Voya Floating Rate Fund - Class I	1,145,134	7.0
112,100		Voya Global Bond Fund - Class R6	1,140,053	7.0
132,750		Voya High Yield Bond Fund - Class R6	1,065,980	6.5
126,723		Voya Intermediate Bond Fund - Class R6	1,305,249	8.0
55,083		Voya International Index Portfolio - Class I	492,997	3.0
13,483		Voya Large Cap Value Fund - Class R6	164,356	1.0
26,590	@	Voya MidCap Opportunities Portfolio - Class I	328,657	2.0
30,846		Voya Multi-Manager Mid Cap Value Fund - Class I	329,128	2.0
247,398		Voya Short Term Bond Fund - Class R6	2,449,241	15.0
134,102		Voya U.S. Bond Index Portfolio - Class I	1,467,075	9.0
133,218		VY® BlackRock Inflation Protected Bond Portfolio - Class I	1,304,204	8.0
118,020		VY® Goldman Sachs Bond Portfolio - Class I	1,220,330	7.4
63,555		VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,639,728	10.0
56,216		VY® T. Rowe Price Equity Income Portfolio - Class I	740,361	4.5
			14,955,358	91.4

		Unaffiliated Investment Companies: 2.0%
66,145	@	Credit Suisse Commodity Return Strategy Fund - Class I	326,755	2.0

	Total Mutual Funds (Cost $15,357,335)		15,282,113	93.4

Voya Solution Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Unaffiliated Investment Companies: (continued)
	Total Investments in Securities (Cost $16,417,273)	$16,349,542	99.9
	Assets in Excess of Other Liabilities	19,358	0.1
	Net Assets	$16,368,900	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $16,874,741.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$183,761
Gross Unrealized Depreciation	(708,960)

Net Unrealized Depreciation	$(525,199)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,067,429	$–	$–	$1,067,429
Mutual Funds	15,282,113	–	–	15,282,113
Total Investments, at fair value	$16,349,542	$–	$–	$16,349,542

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$-	$166,267	$(2,453)	$(949)	$162,865	$8	$(24)	$-
Voya Floating Rate Fund - Class I	1,019,033	257,625	(167,346)	35,822	1,145,134	33,968	(7,686)	-
Voya Global Bond Fund - Class R6	1,743,765	286,291	(1,041,163)	151,160	1,140,053	-	7,438	-
Voya High Yield Bond Fund - Class I	1,036,364	301,351	(1,440,607)	102,892	-	39,046	(17,185)	-
Voya High Yield Bond Fund - Class R6	-	1,287,112	(231,375)	10,243	1,065,980	10,043	(13,589)	-
Voya Intermediate Bond Fund - Class R6	952,577	528,401	(213,558)	37,829	1,305,249	27,521	6,652	-
Voya International Index Portfolio - Class I	427,569	157,505	(106,643)	14,566	492,997	14,606	(14,732)	-
Voya Large Cap Growth Portfolio - Class I	408,061	121,858	(549,563)	19,644	-	-	(25,242)	-
Voya Large Cap Value Fund - Class R6	400,645	150,719	(434,822)	47,814	164,356	3,651	(36,484)	-
Voya MidCap Opportunities Portfolio - Class I	290,208	130,112	(101,731)	10,068	328,657	-	(19,874)	34,060
Voya Multi-Manager Mid Cap Value Fund - Class I	285,686	106,196	(116,993)	54,239	329,128	-	(29,925)	-
Voya Short Term Bond Fund - Class R6	1,173,055	1,567,484	(300,468)	9,170	2,449,241	26,927	(3,305)	-
Voya U.S. Bond Index Portfolio - Class I	1,737,266	400,051	(730,310)	60,068	1,467,075	24,368	5,348	2,177
Voya U.S. Stock Index Portfolio - Class I	288,246	52,736	(367,080)	26,098	-	-	(13,916)	-
VY® BlackRock Inflation Protected Bond Portfolio - Class I	1,310,541	265,821	(405,234)	133,076	1,304,204	-	(49,815)	-
VY® Goldman Sachs Bond Portfolio - Class I	946,740	420,818	(174,589)	27,361	1,220,330	26,015	4,955	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,450,713	466,342	(279,626)	2,299	1,639,728	2,783	(15,400)	133,902
VY® T. Rowe Price Equity Income Portfolio - Class I	-	923,072	(150,960)	(31,751)	740,361	2,114	(4,347)	70,294
	$13,470,469	$7,589,761	$(6,814,521)	$709,649	$14,955,358	$211,050	$(227,131)	$240,433

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.0%
38,010	iShares Barclays 20+ Year Treasury Bond Fund	$5,226,755	1.0
24,566	SPDR Trust Series 1	5,313,626	1.0

	Total Exchange-Traded Funds (Cost $10,269,306)	10,540,381	2.0

MUTUAL FUNDS: 97.9%
	Affiliated Investment Companies: 96.4%
521,747	Voya Emerging Markets Index Portfolio - Class I	5,264,429	1.0
2,670,814	Voya Floating Rate Fund - Class I	26,441,060	5.0
3,105,846	Voya Global Bond Fund - Class R6	31,586,452	6.0
1,320,460	Voya High Yield Bond Fund - Class R6	10,603,297	2.0
5,120,647	Voya Intermediate Bond Fund - Class R6	52,742,663	10.0
1,700,167	Voya International Core Fund - Class I	15,913,559	3.0
1,187,046	Voya International Index Portfolio - Class I	10,624,063	2.0
611,635	Voya Large Cap Growth Portfolio - Class I	10,617,984	2.0
871,668	Voya Large Cap Value Fund - Class R6	10,625,632	2.0
644,613	@ Voya MidCap Opportunities Portfolio - Class I	7,967,412	1.5
2,224,263	Voya Multi-Manager Large Cap Core Portfolio - Class I	32,162,844	6.1
747,775	Voya Multi-Manager Mid Cap Value Fund - Class I	7,978,764	1.5
727,874	Voya RussellTM Mid Cap Index Portfolio - Class I	10,619,675	2.0
4,265,102	Voya Short Term Bond Fund - Class R6	42,224,511	8.0
5,055,755	Voya U.S. Bond Index Portfolio - Class I	55,309,958	10.4
4,844,402	VY® BlackRock Inflation Protected Bond Portfolio - Class I	47,426,693	9.0
421,885	VY® Clarion Global Real Estate Portfolio - Class I	5,277,776	1.0
136,694	VY® Clarion Real Estate Portfolio - Class I	5,240,866	1.0
4,425,243	VY® Goldman Sachs Bond Portfolio - Class I	45,757,011	8.6
1,694,873	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	43,727,719	8.3
1,615,126	VY® T. Rowe Price Equity Income Portfolio - Class I	21,271,209	4.0
137,292	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	10,626,387	2.0
		510,009,964	96.4

	Unaffiliated Investment Companies: 1.5%
1,604,831	@ Credit Suisse Commodity Return Strategy Fund - Class I	7,927,864	1.5

	Total Mutual Funds
	(Cost $523,347,144)	517,937,828	97.9

	Total Investments in Securities (Cost $533,616,450)	$528,478,209	99.9
	Assets in Excess of Other Liabilities	457,635	0.1
	Net Assets	$528,935,844	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $543,962,910.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$6,278,065
Gross Unrealized Depreciation	(21,762,766)

Net Unrealized Depreciation	$(15,484,701)

Voya Solution Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$10,540,381	$–	$–	$10,540,381
Mutual Funds	517,937,828	–	–	517,937,828
Total Investments, at fair value	$528,478,209	$–	$–	$528,478,209

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$-	$5,479,370	$(183,910)	$(31,031)	$5,264,429	$264	$(798.00)	$-
Voya Floating Rate Fund - Class I	29,495,782	1,781,700	(5,771,355)	934,933	26,441,060	862,193	(246,873)	-
Voya Global Bond Fund - Class R6	35,348,086	626,004	(7,857,990)	3,470,352	31,586,452	-	(261,087)	-
Voya High Yield Bond Fund - Class I	17,218,299	952,571	(20,083,776)	1,912,906	-	568,328	(304,561)	-
Voya High Yield Bond Fund - Class R6	-	17,309,809	(6,632,519)	(73,993)	10,603,297	110,486	(394,350)	-
Voya Intermediate Bond Fund - Class R6	47,519,474	14,159,017	(10,665,361)	1,729,533	52,742,663	1,208,447	272,089	-
Voya International Core Fund - Class I	17,427,150	2,203,767	(5,134,780)	1,417,422	15,913,559	-	(970,193)	-
Voya International Index Portfolio - Class I	11,548,095	1,829,948	(3,147,259)	393,279	10,624,063	338,489	(465,163)	-
Voya Large Cap Growth Portfolio - Class I	17,696,581	2,729,047	(8,131,348)	(1,676,296)	10,617,984	62,105	510,154	1,431,285
Voya Large Cap Value Fund - Class R6	23,153,396	2,182,624	(17,341,988)	2,631,600	10,625,632	195,206	(2,108,211)	-
Voya MidCap Opportunities Portfolio - Class I	8,816,089	1,765,562	(3,000,512)	386,273	7,967,412	-	(666,678)	893,542
Voya Multi-Manager Large Cap Core Portfolio - Class I	24,608,464	15,632,191	(7,348,349)	(729,462)	32,162,844	380,578	529,201	1,207,583
Voya Multi-Manager Mid Cap Value Fund - Class I	8,673,475	1,120,328	(3,319,210)	1,504,171	7,978,764	-	(885,189)	-
Voya RussellTM Mid Cap Index Portfolio - Class I	-	10,799,379	(77,801)	(101,903)	10,619,675	-	(881)	-
Voya Short Term Bond Fund - Class R6	47,547,406	3,558,948	(9,167,853)	286,010	42,224,511	641,458	(112,301)	-
Voya U.S. Bond Index Portfolio - Class I	81,388,349	22,609,659	(51,545,221)	2,857,171	55,309,958	992,646	(45,469)	87,613
Voya U.S. Stock Index Portfolio - Class I	22,824,571	13,318,023	(38,291,647)	2,149,053	-	-	(2,926,899)	-
VY® BlackRock Inflation Protected Bond Portfolio - Class I	53,111,312	1,659,980	(12,374,212)	5,029,613	47,426,693	-	(1,892,000)	-
VY® Clarion Global Real Estate Portfolio - Class I	-	5,843,690	(693,329)	127,415	5,277,776	71,015	26,715	-
VY® Clarion Real Estate Portfolio - Class I	11,944,468	636,941	(5,829,163)	(1,511,380)	5,240,866	93,038	2,081,115	-
VY® Goldman Sachs Bond Portfolio - Class I	47,229,418	6,947,645	(9,642,506)	1,222,454	45,757,011	1,060,354	213,572	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	47,019,557	6,673,776	(9,898,095)	(67,519)	43,727,719	80,682	(399,838)	3,881,730
VY® T. Rowe Price Equity Income Portfolio - Class I	-	25,043,891	(2,733,879)	(1,038,803)	21,271,209	66,481	(117,019)	2,210,460
VY® T. Rowe Price Growth Equity Portfolio - Class I	17,678,737	2,943,058	(8,091,587)	(1,903,821)	10,626,387	-	488,192	1,253,405
	$570,248,709	$167,806,928	$(246,963,650)	$18,917,977	$510,009,964	$6,731,770	$(7,676,472)	$10,965,618

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 7.3%
37,921	iShares Barclays 20+ Year Treasury Bond Fund	$5,214,517	0.8
234,517	iShares Russell 1000 Value Index Fund	24,769,686	3.5
98,035	SPDR Trust Series 1	21,204,970	3.0

	Total Exchange-Traded Funds (Cost $50,360,923)	51,189,173	7.3

MUTUAL FUNDS: 92.6%
	Affiliated Investment Companies: 91.1%
2,083,052	Voya Emerging Markets Index Portfolio - Class I	21,017,998	2.9
2,132,612	Voya Floating Rate Fund - Class I	21,112,856	3.0
1,377,813	Voya Global Bond Fund - Class R6	14,012,354	2.0
1,757,220	Voya High Yield Bond Fund - Class R6	14,110,477	2.0
907,585	Voya Index Plus LargeCap Portfolio - Class I	21,201,179	3.0
2,214,132	Voya Intermediate Bond Fund - Class R6	22,805,557	3.2
4,525,311	Voya International Core Fund - Class I	42,356,911	6.0
1,579,768	Voya International Index Portfolio - Class I	14,138,922	2.0
2,441,980	Voya Large Cap Growth Portfolio - Class I	42,392,779	6.0
3,188,965	Voya Large Cap Value Fund - Class R6	38,873,482	5.5
4,003,452	@ Voya MidCap Opportunities Portfolio - Class I	49,482,663	7.0
1,387,441	Voya Multi-Manager Emerging Markets Equity Fund - Class I	14,040,901	2.0
5,298,526	Voya Multi-Manager International Equity Fund - Class I	56,429,304	8.0
3,668,985	Voya Multi-Manager Large Cap Core Portfolio - Class I	53,053,519	7.5
4,644,138	Voya Multi-Manager Mid Cap Value Fund - Class I	49,552,949	7.0
968,673	Voya RussellTM Mid Cap Index Portfolio - Class I	14,132,944	2.0
1,057,856	Voya Small Company Portfolio - Class I	21,262,903	3.0
320,496	Voya U.S. Bond Index Portfolio - Class I	3,506,228	0.5
785,576	Voya U.S. Stock Index Portfolio - Class I	10,605,280	1.5
561,467	VY® Clarion Global Real Estate Portfolio - Class I	7,023,955	1.0
181,921	VY® Clarion Real Estate Portfolio - Class I	6,974,863	1.0

1,752,426	VY® Invesco Comstock Portfolio - Class I	28,406,820	4.0
1,367,042	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	35,269,693	5.0
548,142	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	42,426,199	6.0
		644,190,736	91.1

	Unaffiliated Investment Companies: 1.5%
2,134,722	@ Credit Suisse Commodity Return Strategy Fund - Class I	10,545,525	1.5

	Total Mutual Funds (Cost $680,672,199)	654,736,261	92.6

	Total Investments in Securities (Cost $731,033,122)	$705,925,434	99.9
	Assets in Excess of Other Liabilities	814,872	0.1
	Net Assets	$706,740,306	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $740,344,423.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$6,628,759
Gross Unrealized Depreciation	(41,047,748)

Net Unrealized Depreciation	$(34,418,989)

Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$51,189,173	$–	$–	$51,189,173
Mutual Funds	654,736,261	–	–	654,736,261
Total Investments, at fair value	$705,925,434	$–	$–	$705,925,434

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$-	$22,045,240	$(1,939,171)	$911,929	$21,017,998	$310,202	$54,026	$-
Voya Floating Rate Fund - Class I	22,944,583	2,463,906	(4,997,534)	701,901	21,112,856	669,349	(174,502)	-
Voya Global Bond Fund - Class R6	15,289,385	853,017	(3,395,304)	1,265,256	14,012,354	-	96,867	-
Voya High Yield Bond Fund - Class I	22,435,932	1,846,419	(25,622,152)	1,339,801	-	733,274	(197,903)	-
Voya High Yield Bond Fund - Class R6	-	21,687,393	(7,839,794)	262,878	14,110,477	144,739	49,685	-
Voya Index Plus LargeCap Portfolio - Class I	-	22,393,270	(1,956,108)	764,017	21,201,179	370,559	28,452	-
Voya Intermediate Bond Fund - Class R6	22,909,627	11,042,492	(11,895,050)	748,488	22,805,557	568,001	262,260	-
Voya International Core Fund - Class I	45,188,975	2,369,840	(7,180,861)	1,978,957	42,356,911	-	(883,654)	-
Voya International Index Portfolio - Class I	14,985,829	1,416,211	(2,424,136)	161,018	14,138,922	441,589	(272,178)	-
Voya Large Cap Growth Portfolio - Class I	57,270,078	6,419,288	(17,653,353)	(3,643,234)	42,392,779	240,039	(746,027)	5,532,002
Voya Large Cap Value Fund - Class R6	55,840,384	4,650,829	(25,342,963)	3,725,232	38,873,482	541,638	(2,061,012)	-
Voya MidCap Opportunities Portfolio - Class I	32,328,613	26,816,401	(9,575,092)	(87,259)	49,482,663	-	(2,025,430)	5,367,339
Voya Multi-Manager Emerging Markets Equity Fund - Class I	29,478,323	1,683,009	(21,247,283)	4,126,852	14,040,901	-	(1,434,608)	-
Voya Multi-Manager International Equity Fund - Class I	60,231,796	3,097,790	(9,504,282)	2,604,000	56,429,304	-	(1,091,516)	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	63,604,033	7,055,134	(18,127,172)	521,524	53,053,519	607,318	(665,047)	1,927,034
Voya Multi-Manager Mid Cap Value Fund - Class I	50,521,908	4,553,565	(11,507,478)	5,984,954	49,552,949	-	(2,504,652)	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	18,864,996	565,999	(20,471,992)	1,040,997	-	-	(952,468)	-
Voya RussellTM Mid Cap Index Portfolio - Class I	-	14,307,859	(39,301)	(135,614)	14,132,944	-	(497)	-
Voya Small Company Portfolio - Class I	22,763,495	2,754,850	(5,187,682)	932,240	21,262,903	99,808	(388,233)	2,019,885
Voya U.S. Bond Index Portfolio - Class I	7,675,694	29,875,953	(34,120,000)	74,581	3,506,228	85,887	232,641	10,391
Voya U.S. Stock Index Portfolio - Class I	45,368,324	892,388	(36,712,501)	1,057,069	10,605,280	41,413	(191,013)	618,539
VY® Clarion Global Real Estate Portfolio - Class I	-	7,615,137	(761,418)	170,236	7,023,955	91,914	24,730	-
VY® Clarion Real Estate Portfolio - Class I	15,498,731	483,865	(9,059,267)	51,534	6,974,863	119,860	627,971	-
VY® Invesco Comstock Portfolio - Class I	29,714,726	2,223,235	(5,978,459)	2,447,318	28,406,820	93,080	(539,752)	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	-	40,051,346	(3,389,036)	(1,392,617)	35,269,693	62,995	(39,575)	3,030,784
VY® T. Rowe Price Growth Equity Portfolio - Class I	57,228,546	7,124,002	(18,208,835)	(3,717,514)	42,426,199	-	(1,309,167)	4,911,479
	$690,143,978	$246,288,438	$(314,136,224)	$21,894,544	$644,190,736	$5,221,665	$(14,100,602)	$23,417,453

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution Moderately Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.0%
4,095	iShares iBoxx $ High Yield Corporate Bond Fund	$357,330	1.0
1,657	SPDR Trust Series 1	358,409	1.0

	Total Exchange-Traded Funds (Cost $695,285)	715,739	2.0

MUTUAL FUNDS: 97.9%
	Affiliated Investment Companies: 95.9%
105,736	Voya Emerging Markets Index Portfolio - Class I	1,066,878	3.0
216,502	Voya Floating Rate Fund - Class I	2,143,375	6.0
174,845	Voya Global Bond Fund - Class R6	1,778,169	5.0
223,018	Voya High Yield Bond Fund - Class R6	1,790,837	5.0
242,140	Voya Intermediate Bond Fund - Class R6	2,494,044	7.0
95,708	Voya International Core Fund - Class I	895,828	2.5
80,187	Voya International Index Portfolio - Class I	717,672	2.0
41,317	Voya Large Cap Growth Portfolio - Class I	717,269	2.0
29,441	Voya Large Cap Value Fund - Class R6	358,891	1.0
108,869	@ Voya MidCap Opportunities Portfolio - Class I	1,345,626	3.7
84,046	Voya Multi-Manager International Equity Fund - Class I	895,091	2.5
126,284	Voya Multi-Manager Mid Cap Value Fund - Class I	1,347,445	3.8
49,165	Voya RussellTM Mid Cap Index Portfolio - Class I	717,319	2.0
252,108	Voya Short Term Bond Fund - Class R6	2,495,868	7.0
35,797	Voya Small Company Portfolio - Class I	719,513	2.0
260,338	Voya U.S. Bond Index Portfolio - Class I	2,848,096	8.0
53,131	Voya U.S. Stock Index Portfolio - Class I	717,274	2.0
145,449	VY® BlackRock Inflation Protected Bond Portfolio - Class I	1,423,947	4.0
28,500	VY® Clarion Global Real Estate Portfolio - Class I	356,534	1.0
9,234	VY® Clarion Real Estate Portfolio - Class I	354,048	1.0
223,351	VY® Goldman Sachs Bond Portfolio - Class I	2,309,446	6.4
66,712	VY® Invesco Comstock Portfolio - Class I	1,081,400	3.0
138,780	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	3,580,512	10.0
109,164	VY® T. Rowe Price Equity Income Portfolio - Class I	1,437,688	4.0
9,274	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	717,837	2.0
		34,310,607	95.9

	Unaffiliated Investment Companies: 2.0%
144,327	@ Credit Suisse Commodity Return Strategy Fund - Class I	712,976	2.0

	Total Mutual Funds (Cost $35,196,305)	35,023,583	97.9

	Total Investments in Securities (Cost $35,891,590)	$35,739,322	99.9
	Assets in Excess of Other Liabilities	31,202	0.1
	Net Assets	$35,770,524	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $37,173,484.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$564,703
Gross Unrealized Depreciation	(1,998,865)

Net Unrealized Depreciation	$(1,434,162)

Voya Solution Moderately Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$715,739	$–	$–	$715,739
Mutual Funds	35,023,583	–	–	35,023,583
Total Investments, at fair value	$35,739,322	$–	$–	$35,739,322

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 9/30/16	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$821,571	$557,952	$(532,161)	$219,516	$1,066,878	$15,662	$(114,814)	$-
Voya Floating Rate Fund - Class I	2,157,382	815,474	(923,903)	94,422	2,143,375	67,083	(41,193)	-
Voya Global Bond Fund - Class R6	2,157,636	249,306	(832,477)	203,704	1,778,169	-	(6,790)	-
Voya High Yield Bond Fund - Class I	2,118,722	771,538	(3,113,694)	223,434	-	72,568	(90,112)	-
Voya High Yield Bond Fund - Class R6	-	2,201,515	(446,878)	36,200	1,790,837	17,091	(23,402)	-
Voya Intermediate Bond Fund - Class R6	2,817,805	705,682	(1,109,191)	79,748	2,494,044	63,125	28,473	-
Voya International Core Fund - Class I	2,124,868	422,645	(1,886,853)	235,168	895,828	-	(222,124)	-
Voya International Index Portfolio - Class I	843,621	194,828	(367,994)	47,217	717,672	22,457	(52,701)	-
Voya Large Cap Growth Portfolio - Class I	1,184,368	268,158	(641,435)	(93,822)	717,269	4,014	19,144	92,519
Voya Large Cap Value Fund - Class R6	1,268,228	203,014	(1,279,549)	167,198	358,891	9,794	(146,580)	-
Voya MidCap Opportunities Portfolio - Class I	1,501,774	528,464	(741,604)	56,992	1,345,626	-	(98,619)	145,580
Voya Multi-Manager International Equity Fund - Class I	-	1,159,532	(290,773)	26,332	895,091	-	(1,436)	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	857,536	177,109	(1,079,153)	44,508	-	-	(35,195)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	1,583,355	335,607	(922,129)	350,612	1,347,445	-	(245,426)	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	106,431	15,805	(124,587)	2,351	-	-	(1,308)	-
Voya RussellTM Mid Cap Index Portfolio - Class I	-	732,662	(8,594)	(6,749)	717,319	-	(147)	-
Voya Short Term Bond Fund - Class R6	2,168,757	1,326,344	(1,019,225)	19,992	2,495,868	34,015	(10,833)	-
Voya Small Company Portfolio - Class I	855,723	220,725	(407,864)	50,929	719,513	3,383	(26,377)	68,458
Voya U.S. Bond Index Portfolio - Class I	5,183,645	1,737,010	(4,236,504)	163,945	2,848,096	58,190	6,167	4,490
Voya U.S. Stock Index Portfolio - Class I	852,861	870,875	(1,055,266)	48,804	717,274	2,358	(52,619)	35,212
VY® BlackRock Inflation Protected Bond Portfolio - Class I	2,153,808	269,286	(1,223,502)	224,355	1,423,947	-	(107,683)	-
VY® Clarion Global Real Estate Portfolio - Class I	-	465,333	(117,106)	8,307	356,534	4,623	2,166	-
VY® Clarion Real Estate Portfolio - Class I	872,774	106,317	(525,562)	(99,481)	354,048	6,013	141,258	-
VY® Goldman Sachs Bond Portfolio - Class I	2,801,047	482,152	(1,033,430)	59,677	2,309,446	51,199	26,654	-
VY® Invesco Comstock Portfolio - Class I	733,320	722,904	(493,425)	118,601	1,081,400	3,452	(51,323)	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	4,290,995	817,936	(1,597,008)	68,589	3,580,512	6,321	(76,046)	304,096
VY® T. Rowe Price Equity Income Portfolio - Class I	-	2,216,330	(713,930)	(64,712)	1,437,688	4,220	(8,204)	140,302
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,290,913	297,174	(804,074)	(66,176)	717,837	-	(33,129)	80,944
	$40,747,140	$18,871,677	$(27,527,871)	$2,219,661	$34,310,607	$445,568	$(1,222,199)	$871,601

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution 2020 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.7%
1,001	iShares Barclays 20+ Year Treasury Bond Fund	$137,648	0.7
1,323	SPDR S&P MidCap 400 ETF Trust	373,443	2.0
2,587	SPDR Trust Series 1	559,568	3.0

	Total Exchange-Traded Funds (Cost $1,057,614)	1,070,659	5.7

MUTUAL FUNDS: 94.1%
	Affiliated Investment Companies: 92.6%
18,388	Voya Emerging Markets Index Portfolio - Class I	185,539	1.0
94,125	Voya Floating Rate Fund - Class I	931,837	5.0
109,463	Voya Global Bond Fund - Class R6	1,113,235	6.0
46,534	Voya High Yield Bond Fund - Class R6	373,664	2.0
81,198	Voya Intermediate Bond Fund - Class R6	836,336	4.5
119,837	Voya International Core Fund - Class I	1,121,673	6.0
41,834	Voya International Index Portfolio - Class I	374,417	2.0
37,723	Voya Large Cap Growth Portfolio - Class I	654,872	3.5
30,720	Voya Large Cap Value Fund - Class R6	374,479	2.0
37,915	@ Voya MidCap Opportunities Portfolio - Class I	468,630	2.5
52,617	Voya Multi-Manager International Equity Fund - Class I	560,376	3.0
77,744	Voya Multi-Manager Large Cap Core Portfolio - Class I	1,124,172	6.0
43,983	Voya Multi-Manager Mid Cap Value Fund - Class I	469,296	2.5
98,688	Voya Short Term Bond Fund - Class R6	977,010	5.2
18,676	Voya Small Company Portfolio - Class I	375,379	2.0
101,957	Voya U.S. Bond Index Portfolio - Class I	1,115,415	6.0
13,986	Voya U.S. Stock Index Portfolio - Class I	188,811	1.0
132,795	VY® BlackRock Inflation Protected Bond Portfolio - Class I	1,300,059	6.9
14,869	VY® Clarion Global Real Estate Portfolio - Class I	186,009	1.0
4,818	VY® Clarion Real Estate Portfolio - Class I	184,710	1.0
89,634	VY® Goldman Sachs Bond Portfolio - Class I	926,820	5.0
34,804	VY® Invesco Comstock Portfolio - Class I	564,179	3.0
72,403	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,868,009	10.0
28,461	VY® T. Rowe Price Equity Income Portfolio - Class I	374,829	2.0
8,467	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	655,383	3.5
		17,305,139	92.6

	Unaffiliated Investment Companies: 1.5%
56,334	@ Credit Suisse Commodity Return Strategy Fund - Class I	278,288	1.5

	Total Mutual Funds (Cost $17,290,994)	17,583,427	94.1

	Total Investments in Securities (Cost $18,348,608)	$18,654,086	99.8
	Assets in Excess of Other Liabilities	33,371	0.2
	Net Assets	$18,687,457	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $18,555,435.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$403,321
Gross Unrealized Depreciation	(304,670)

Net Unrealized Appreciation	$98,651

Voya Solution 2020 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,070,659	$–	$–	$1,070,659
Mutual Funds	17,583,427	–	–	17,583,427
Total Investments, at fair value	$18,654,086	$–	$–	$18,654,086

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$-	$200,576	$(14,128)	$(909)	$185,539	$9	$(145)	$-
Voya Floating Rate Fund - Class I	472,975	756,972	(322,705)	24,595	931,837	22,803	(4,450)	-
Voya Global Bond Fund - Class R6	568,624	866,342	(377,689)	55,958	1,113,235	-	18,370	-
Voya High Yield Bond Fund - Class I	280,110	359,449	(649,184)	9,625	-	13,885	(3,524)	-
Voya High Yield Bond Fund - Class R6	-	574,803	(216,000)	14,861	373,664	3,711	12,038	-
Voya Intermediate Bond Fund - Class R6	380,850	764,973	(323,839)	14,352	836,336	13,310	5,627	-
Voya International Core Fund - Class I	468,719	978,334	(401,042)	75,662	1,121,673	-	(18,908)	-
Voya International Index Portfolio - Class I	186,512	311,942	(139,260)	15,223	374,417	8,690	(6,095)	-
Voya Large Cap Growth Portfolio - Class I	427,010	659,575	(394,374)	(37,339)	654,872	3,411	(7,782)	78,613
Voya Large Cap Value Fund - Class R6	374,543	436,419	(465,891)	29,408	374,479	4,930	(2,285)	-
Voya MidCap Opportunities Portfolio - Class I	236,426	502,581	(271,802)	1,425	468,630	-	(16,256)	43,400
Voya Multi-Manager International Equity Fund - Class I	374,060	525,901	(384,767)	45,182	560,376	-	(13,874)	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	377,383	1,088,035	(339,694)	(1,552)	1,124,172	11,874	512	37,677
Voya Multi-Manager Mid Cap Value Fund - Class I	232,832	470,749	(300,608)	66,323	469,296	-	(39,131)	-
Voya Short Term Bond Fund - Class R6	571,209	914,216	(512,585)	4,170	977,010	12,069	(778)	-
Voya Small Company Portfolio - Class I	275,879	397,800	(324,909)	26,609	375,379	1,304	726	26,395
Voya U.S. Bond Index Portfolio - Class I	805,766	1,811,541	(1,518,419)	16,527	1,115,415	18,136	23,693	1,534
Voya U.S. Stock Index Portfolio - Class I	214,238	802,838	(830,551)	2,286	188,811	748	15,944	11,166
VY® BlackRock Inflation Protected Bond Portfolio - Class I	663,308	1,034,349	(448,945)	51,347	1,300,059	-	9,209	-
VY® Clarion Global Real Estate Portfolio - Class I	-	225,029	(41,596)	2,576	186,009	2,296	1,347	-
VY® Clarion Real Estate Portfolio - Class I	194,481	216,032	(223,870)	(1,933)	184,710	2,922	19,113	-
VY® Goldman Sachs Bond Portfolio - Class I	331,814	869,201	(282,541)	8,346	926,820	19,148	5,640	-
VY® Invesco Comstock Portfolio - Class I	277,927	459,215	(223,932)	50,969	564,179	1,722	(4,513)	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	945,420	1,562,527	(616,413)	(23,525)	1,868,009	3,072	2,190	147,802
VY® T. Rowe Price Equity Income Portfolio - Class I	-	472,373	(82,966)	(14,578)	374,829	1,044	(3,986)	34,704
VY® T. Rowe Price Growth Equity Portfolio - Class I	427,596	657,513	(404,951)	(24,775)	655,383	-	(15,524)	70,676
	$9,087,682	$17,919,285	$(10,112,661)	$410,833	$17,305,139	$145,084	$(22,842)	$451,967

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.7%
51,629	iShares Barclays 20+ Year Treasury Bond Fund	$7,099,504	0.7
44,491	SPDR Trust Series 1	9,623,403	1.0

	Total Exchange-Traded Funds (Cost $16,786,316)	16,722,907	1.7

MUTUAL FUNDS: 98.2%
	Affiliated Investment Companies: 96.7%
2,835,844	Voya Emerging Markets Index Portfolio - Class I	28,613,664	3.0
4,838,884	Voya Floating Rate Fund - Class I	47,904,949	5.0
5,627,216	Voya Global Bond Fund - Class R6	57,228,787	6.0
2,392,281	Voya High Yield Bond Fund - Class R6	19,210,017	2.0
4,174,874	Voya Intermediate Bond Fund - Class R6	43,001,203	4.5
6,160,604	Voya International Core Fund - Class I	57,663,251	6.0
2,150,636	Voya International Index Portfolio - Class I	19,248,190	2.0
2,216,281	Voya Large Cap Growth Portfolio - Class I	38,474,636	4.0
1,579,254	Voya Large Cap Value Fund - Class R6	19,251,108	2.0
2,725,237	@ Voya MidCap Opportunities Portfolio - Class I	33,683,930	3.5
944,418	Voya Multi-Manager Emerging Markets Equity Fund - Class I	9,557,515	1.0
5,409,935	Voya Multi-Manager International Equity Fund - Class I	57,615,803	6.0
4,662,107	Voya Multi-Manager Large Cap Core Portfolio - Class I	67,414,065	7.0
3,161,164	Voya Multi-Manager Mid Cap Value Fund - Class I	33,729,619	3.5
1,318,650	Voya RussellTM Mid Cap Index Portfolio - Class I	19,239,098	2.0
4,105,200	Voya Short Term Bond Fund - Class R6	40,641,484	4.2
1,440,117	Voya Small Company Portfolio - Class I	28,946,347	3.0
3,490,331	Voya U.S. Bond Index Portfolio - Class I	38,184,224	4.0
1,426,067	Voya U.S. Stock Index Portfolio - Class I	19,251,910	2.0
764,370	VY® Clarion Global Real Estate Portfolio - Class I	9,562,273	1.0
247,668	VY® Clarion Real Estate Portfolio - Class I	9,495,591	1.0
3,686,317	VY® Goldman Sachs Bond Portfolio - Class I	38,116,522	4.0
2,385,660	VY® Invesco Comstock Portfolio - Class I	38,671,551	4.0
3,722,094	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	96,030,034	10.0
1,463,108	VY® T. Rowe Price Equity Income Portfolio - Class I	19,269,131	2.0
497,479	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	38,504,909	4.0
		928,509,811	96.7

	Unaffiliated Investment Companies: 1.5%
2,906,305	@ Credit Suisse Commodity Return Strategy Fund - Class I	14,357,144	1.5

	Total Mutual Funds (Cost $969,654,243)	942,866,955	98.2

	Total Investments in Securities (Cost $986,440,559)	$959,589,862	99.9
	Assets in Excess of Other Liabilities	734,410	0.1
	Net Assets	$960,324,272	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $1,002,737,472.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$7,543,058
Gross Unrealized Depreciation	(50,690,668)

Net Unrealized Depreciation	$(43,147,610)

Voya Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$16,722,907	$–	$–	$16,722,907
Mutual Funds	942,866,955	–	–	942,866,955
Total Investments, at fair value	$959,589,862	$–	$–	$959,589,862

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$19,203,592	$12,373,037	$(7,046,906)	$4,083,941	$28,613,664	$414,162	$(1,464,513)	$-
Voya Floating Rate Fund - Class I	50,876,092	5,318,153	(9,958,399)	1,669,103	47,904,949	1,502,699	(482,288)	-
Voya Global Bond Fund - Class R6	60,976,738	3,183,283	(12,947,692)	6,016,458	57,228,787	-	(525,948)	-
Voya High Yield Bond Fund - Class I	29,709,541	2,248,939	(35,398,334)	3,439,854	-	983,089	(520,918)	-
Voya High Yield Bond Fund - Class R6	-	30,839,311	(11,362,309)	(266,985)	19,210,017	197,295	(673,126)	-
Voya Intermediate Bond Fund - Class R6	35,859,081	13,989,241	(8,195,000)	1,347,881	43,001,203	938,929	187,782	-
Voya International Core Fund - Class I	60,126,612	5,954,722	(12,174,141)	3,756,058	57,663,251	-	(2,175,344)	-
Voya International Index Portfolio - Class I	19,922,328	2,611,956	(3,734,881)	448,787	19,248,190	592,037	(567,428)	-
Voya Large Cap Growth Portfolio - Class I	50,887,766	7,591,973	(14,618,886)	(5,386,217)	38,474,636	216,829	1,487,484	4,997,100
Voya Large Cap Value Fund - Class R6	39,949,144	2,680,220	(26,519,289)	3,141,033	19,251,108	339,006	(2,242,629)	-
Voya MidCap Opportunities Portfolio - Class I	25,349,060	15,539,446	(6,254,326)	(950,250)	33,683,930	-	(394,143)	3,635,670
Voya Multi-Manager Emerging Markets Equity Fund - Class I	9,814,357	1,026,121	(3,189,415)	1,906,452	9,557,515	-	(462,990)	-
Voya Multi-Manager International Equity Fund - Class I	60,154,085	5,848,885	(10,184,730)	1,797,563	57,615,803	-	(179,031)	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	49,179,158	31,299,516	(11,898,495)	(1,166,114)	67,414,065	767,417	761,655	2,435,029
Voya Multi-Manager Mid Cap Value Fund - Class I	34,913,031	3,557,246	(9,423,955)	4,683,297	33,729,619	-	(2,238,925)	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	10,058,019	611,632	(9,842,040)	(827,611)	-	-	894,500	-
Voya RussellTM Mid Cap Index Portfolio - Class I	-	19,751,850	(330,810)	(181,942)	19,239,098	-	(5,436)	-
Voya Short Term Bond Fund - Class R6	51,259,075	6,267,002	(17,268,690)	384,097	40,641,484	667,177	(185,270)	-
Voya Small Company Portfolio - Class I	30,340,125	4,892,205	(6,909,291)	623,308	28,946,347	133,812	179,107	2,708,054
Voya U.S. Bond Index Portfolio - Class I	66,364,156	35,581,000	(66,021,766)	2,260,834	38,184,224	745,958	(88,783)	62,713
Voya U.S. Stock Index Portfolio - Class I	20,150,303	21,160,465	(23,328,470)	1,269,612	19,251,910	63,226	(1,396,459)	944,342
VY® Clarion Global Real Estate Portfolio - Class I	-	10,297,521	(964,223)	228,975	9,562,273	124,774	32,623	-
VY® Clarion Real Estate Portfolio - Class I	20,613,446	919,371	(9,627,597)	(2,409,629)	9,495,591	162,408	3,356,593	-
VY® Goldman Sachs Bond Portfolio - Class I	30,552,172	13,621,933	(6,875,267)	817,684	38,116,522	850,936	150,922	-
VY® Invesco Comstock Portfolio - Class I	39,600,865	4,753,025	(8,194,166)	2,511,827	38,671,551	126,386	132,804	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	101,393,528	11,313,433	(16,245,203)	(431,724)	96,030,034	170,712	(547,121)	8,213,211
VY® T. Rowe Price Equity Income Portfolio - Class I	-	21,824,650	(1,619,462)	(936,057)	19,269,131	58,030	(66,099)	1,929,449
VY® T. Rowe Price Growth Equity Portfolio - Class I	50,836,880	7,950,772	(13,427,588)	(6,855,155)	38,504,909	-	2,430,871	4,445,893
	$968,089,154	$303,006,908	$(363,561,331)	$20,975,080	$928,509,811	$9,054,882	$(4,602,110)	$29,371,461

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.7%
1,519	iShares Barclays 20+ Year Treasury Bond Fund	$208,878	1.7
861	SPDR S&P MidCap 400 ETF Trust	243,034	2.0
1,683	SPDR Trust Series 1	364,033	3.0

	Total Exchange-Traded Funds (Cost $803,325)	815,945	6.7

MUTUAL FUNDS: 93.2%
	Affiliated Investment Companies: 91.7%
35,794	Voya Emerging Markets Index Portfolio - Class I	361,157	3.0
61,068	Voya Floating Rate Fund - Class I	604,576	5.0
30,190	Voya High Yield Bond Fund - Class R6	242,423	2.0
15,595	Voya Index Plus LargeCap Portfolio - Class I	364,304	3.0
43,919	Voya Intermediate Bond Fund - Class R6	452,367	3.7
84,238	Voya International Core Fund - Class I	788,466	6.5
27,145	Voya International Index Portfolio - Class I	242,946	2.0
31,471	Voya Large Cap Growth Portfolio - Class I	546,335	4.5
19,933	Voya Large Cap Value Fund - Class R6	242,988	2.0
34,411	@ Voya MidCap Opportunities Portfolio - Class I	425,317	3.5
23,840	Voya Multi-Manager Emerging Markets Equity Fund - Class I	241,266	2.0
73,973	Voya Multi-Manager International Equity Fund - Class I	787,814	6.5
67,261	Voya Multi-Manager Large Cap Core Portfolio - Class I	972,597	8.0
39,918	Voya Multi-Manager Mid Cap Value Fund - Class I	425,929	3.5
39,627	Voya Short Term Bond Fund - Class R6	392,306	3.2
18,177	Voya Small Company Portfolio - Class I	365,359	3.0
19,278	Voya U.S. Bond Index Portfolio - Class I	210,905	1.8
18,031	Voya U.S. Stock Index Portfolio - Class I	243,413	2.0
14,472	VY® Clarion Global Real Estate Portfolio - Class I	181,042	1.5
4,689	VY® Clarion Real Estate Portfolio - Class I	179,771	1.5
23,264	VY® Goldman Sachs Bond Portfolio - Class I	240,549	2.0
37,639	VY® Invesco Comstock Portfolio - Class I	610,132	5.0
46,980	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,212,090	10.0
18,468	VY® T. Rowe Price Equity Income Portfolio - Class I	243,217	2.0
7,064	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	546,760	4.5
		11,124,029	91.7

	Unaffiliated Investment Companies: 1.5%
36,641	@ Credit Suisse Commodity Return Strategy Fund - Class I	181,005	1.5

	Total Mutual Funds (Cost $11,130,998)	11,305,034	93.2

	Total Investments in Securities (Cost $11,934,323)	$12,120,979	99.9
	Assets in Excess of Other Liabilities	17,124	0.1
	Net Assets	$12,138,103	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $12,013,708.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$279,317
Gross Unrealized Depreciation	(172,046)

Net Unrealized Appreciation	$107,271

Voya Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$815,945	$–	$–	$815,945
Mutual Funds	11,305,034	–	–	11,305,034
Total Investments, at fair value	$12,120,979	$–	$–	$12,120,979

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$79,251	$296,671	$(41,061)	$26,296	$361,157	$3,068	$657	$-
Voya Floating Rate Fund - Class I	194,345	457,169	(59,348)	12,410	604,576	12,107	(1,291)	-
Voya High Yield Bond Fund - Class I	119,517	216,103	(339,318)	3,698	-	6,895	(902)	-
Voya High Yield Bond Fund - Class R6	-	348,719	(115,249)	8,953	242,423	2,293	5,882	-
Voya Index Plus LargeCap Portfolio - Class I	-	374,677	(22,039)	11,666	364,304	3,670	272	-
Voya Intermediate Bond Fund - Class R6	139,082	400,369	(95,313)	8,229	452,367	6,951	2,038	-
Voya International Core Fund - Class I	254,655	573,491	(82,302)	42,622	788,466	-	(3,540)	-
Voya International Index Portfolio - Class I	78,076	181,716	(24,223)	7,377	242,946	4,374	(1,217)	-
Voya Large Cap Growth Portfolio - Class I	217,594	477,593	(115,909)	(32,943)	546,335	2,478	(468)	57,099
Voya Large Cap Value Fund - Class R6	156,172	240,193	(170,011)	16,634	242,988	2,479	(3,143)	-
Voya MidCap Opportunities Portfolio - Class I	98,564	402,956	(66,800)	(9,403)	425,317	-	(1,989)	35,173
Voya Multi-Manager Emerging Markets Equity Fund - Class I	76,813	172,980	(39,019)	30,492	241,266	-	1,328	-
Voya Multi-Manager International Equity Fund - Class I	257,674	572,522	(79,438)	37,056	787,814	-	(2,842)	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	363,725	877,368	(276,805)	8,309	972,597	8,943	(3,925)	28,376
Voya Multi-Manager Mid Cap Value Fund - Class I	136,388	375,800	(129,395)	43,136	425,929	-	(23,798)	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	39,221	1,446	(41,120)	453	-	-	(4,160)	-
Voya Short Term Bond Fund - Class R6	155,467	363,827	(128,347)	1,359	392,306	4,108	(173)	-
Voya Small Company Portfolio - Class I	117,754	278,394	(49,328)	18,539	365,359	989	(1,489)	20,009
Voya U.S. Bond Index Portfolio - Class I	182,609	652,227	(627,253)	3,322	210,905	4,147	6,358	234
Voya U.S. Stock Index Portfolio - Class I	117,908	495,762	(369,712)	(545)	243,413	806	9,230	12,031
VY® Clarion Global Real Estate Portfolio - Class I	59,150	135,139	(19,213)	5,966	181,042	1,987	1,381	-
VY® Clarion Real Estate Portfolio - Class I	60,228	137,612	(23,191)	5,122	179,771	2,475	3,060	-
VY® Goldman Sachs Bond Portfolio - Class I	-	255,009	(15,118)	658	240,549	4,324	114	-
VY® Invesco Comstock Portfolio - Class I	196,770	441,043	(70,946)	43,265	610,132	1,726	(607)	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	394,683	943,717	(107,964)	(18,346)	1,212,090	1,735	(780)	83,458
VY® T. Rowe Price Equity Income Portfolio - Class I	-	266,886	(14,521)	(9,148)	243,217	590	(752)	19,604
VY® T. Rowe Price Growth Equity Portfolio - Class I	217,483	478,709	(125,298)	(24,134)	546,760	-	(3,893)	54,647
	$3,713,129	$10,418,098	$(3,248,241)	$241,043	$11,124,029	$76,145	$(24,649)	$310,631

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.7%
48,304	iShares Barclays 20+ Year Treasury Bond Fund	$6,642,283	0.7
170,702	iShares Russell 1000 Value Index Fund	18,029,545	2.0
41,626	SPDR Trust Series 1	9,003,704	1.0

	Total Exchange-Traded Funds (Cost $32,893,674)	33,675,532	3.7

MUTUAL FUNDS: 96.1%
	Affiliated Investment Companies: 94.6%
2,647,988	Voya Emerging Markets Index Portfolio - Class I	26,718,201	3.0
4,518,319	Voya Floating Rate Fund - Class I	44,731,355	5.0
2,233,776	Voya High Yield Bond Fund - Class R6	17,937,219	2.0
1,153,723	Voya Index Plus LargeCap Portfolio - Class I	26,950,968	3.0
3,201,156	Voya Intermediate Bond Fund - Class R6	32,971,904	3.6
7,190,721	Voya International Core Fund - Class I	67,305,148	7.5
2,008,199	Voya International Index Portfolio - Class I	17,973,383	2.0
3,104,251	Voya Large Cap Growth Portfolio - Class I	53,889,794	6.0
2,208,310	Voya Large Cap Value Fund - Class R6	26,919,300	3.0
2,544,764	@ Voya MidCap Opportunities Portfolio - Class I	31,453,286	3.5
3,527,442	Voya Multi-Manager Emerging Markets Equity Fund - Class I	35,697,718	4.0
7,998,395	Voya Multi-Manager International Equity Fund - Class I	85,182,910	9.5
5,469,610	Voya Multi-Manager Large Cap Core Portfolio - Class I	79,090,556	8.8
2,951,813	Voya Multi-Manager Mid Cap Value Fund - Class I	31,495,846	3.5
1,231,355	Voya RussellTM Mid Cap Index Portfolio - Class I	17,965,464	2.0
223,872	Voya Short Term Bond Fund - Class R6	2,216,333	0.2
1,344,745	Voya Small Company Portfolio - Class I	27,029,383	3.0
814,834	Voya U.S. Bond Index Portfolio - Class I	8,914,282	1.0
2,000,573	Voya U.S. Stock Index Portfolio - Class I	27,007,740	3.0
1,070,610	VY® Clarion Global Real Estate Portfolio - Class I	13,393,329	1.5
346,890	VY® Clarion Real Estate Portfolio - Class I	13,299,748	1.5
2,784,596	VY® Invesco Comstock Portfolio - Class I	45,138,302	5.0
2,432,902	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	62,768,881	7.0
696,799	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	53,932,218	6.0
		849,983,268	94.6

	Unaffiliated Investment Companies: 1.5%
2,719,122	@ Credit Suisse Commodity Return Strategy Fund - Class I	13,432,463	1.5

	Total Mutual Funds (Cost $891,222,923)	863,415,731	96.1

	Total Investments in Securities (Cost $924,116,597)	$897,091,263	99.8
	Assets in Excess of Other Liabilities	1,396,798	0.2
	Net Assets	$898,488,061	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $936,697,312.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$5,955,573
Gross Unrealized Depreciation	(45,561,622)

Net Unrealized Depreciation	$(39,606,049)

Voya Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$33,675,532	$–	$–	$33,675,532
Mutual Funds	863,415,731	–	–	863,415,731
Total Investments, at fair value	$897,091,263	$–	$–	$897,091,263

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$17,711,782	$11,348,600	$(5,986,935)	$3,644,754	$26,718,201	$381,473	$(1,248,707)	$-
Voya Floating Rate Fund - Class I	46,911,478	6,395,955	(10,221,485)	1,645,407	44,731,355	1,384,525	(557,477)	-
Voya High Yield Bond Fund - Class I	27,355,699	2,901,272	(32,684,421)	2,427,450	-	903,017	(563,588)	-
Voya High Yield Bond Fund - Class R6	-	27,902,922	(10,362,435)	396,732	17,937,219	183,346	(441,956)	-
Voya Index Plus LargeCap Portfolio - Class I	-	28,037,246	(2,050,216)	963,938	26,950,968	456,815	31,427	-
Voya Intermediate Bond Fund - Class R6	14,197,848	23,466,664	(5,595,532)	902,924	32,971,904	582,322	(20,675)	-
Voya International Core Fund - Class I	69,309,289	6,234,410	(10,050,114)	1,811,563	67,305,148	-	(4,611)	-
Voya International Index Portfolio - Class I	18,372,498	2,420,693	(3,202,758)	382,950	17,973,383	545,812	(495,815)	-
Voya Large Cap Growth Portfolio - Class I	56,316,052	10,968,865	(6,797,436)	(6,597,687)	53,889,794	300,637	1,439,545	6,928,562
Voya Large Cap Value Fund - Class R6	46,056,864	3,840,339	(26,308,652)	3,330,749	26,919,300	413,299	(2,146,712)	-
Voya MidCap Opportunities Portfolio - Class I	23,375,530	14,260,641	(4,863,971)	(1,318,914)	31,453,286	-	53,358	3,356,501
Voya Multi-Manager Emerging Markets Equity Fund - Class I	36,196,403	3,449,248	(10,820,186)	6,872,253	35,697,718	-	(1,590,751)	-
Voya Multi-Manager International Equity Fund - Class I	87,828,652	7,765,351	(12,982,649)	2,571,556	85,182,910	-	(240,668)	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	91,846,901	13,662,484	(25,100,478)	(1,318,351)	79,090,556	893,193	1,147,665	2,834,119
Voya Multi-Manager Mid Cap Value Fund - Class I	32,196,406	3,004,979	(7,848,004)	4,142,465	31,495,846	-	(1,934,441)	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	9,274,969	460,957	(9,029,906)	(706,020)	-	-	757,386	-
Voya RussellTM Mid Cap Index Portfolio - Class I	-	18,359,135	(223,748)	(169,923)	17,965,464	-	(3,805)	-
Voya Short Term Bond Fund - Class R6	9,453,157	1,411,327	(8,772,517)	124,366	2,216,333	99,747	(76,962)	-
Voya Small Company Portfolio - Class I	27,977,979	4,472,624	(6,042,535)	621,315	27,029,383	123,569	94,146	2,500,748
Voya U.S. Bond Index Portfolio - Class I	37,657,364	30,308,416	(59,859,030)	807,532	8,914,282	313,512	264,848	19,244
Voya U.S. Stock Index Portfolio - Class I	37,192,460	20,213,413	(32,922,803)	2,524,670	27,007,740	92,929	(2,423,991)	1,387,989
VY® Clarion Global Real Estate Portfolio - Class I	13,883,008	1,358,023	(2,618,008)	770,306	13,393,329	173,330	56,349	-
VY® Clarion Real Estate Portfolio - Class I	14,220,314	1,670,899	(2,672,445)	80,980	13,299,748	225,224	903,017	-
VY® Invesco Comstock Portfolio - Class I	45,652,250	5,066,445	(8,541,308)	2,960,915	45,138,302	146,827	57,646	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	60,770,096	13,387,719	(11,127,216)	(261,718)	62,768,881	110,459	(550,878)	5,314,372
VY® T. Rowe Price Growth Equity Portfolio - Class I	56,258,417	11,492,422	(6,926,636)	(6,891,985)	53,932,218	-	1,592,003	6,197,889
	$880,015,416	$273,861,049	$(323,611,424)	$19,718,227	$849,983,268	$7,330,036	$(5,903,647)	$28,539,424

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.9%
3,646	iShares Russell 1000 Value Index Fund	$385,091	4.0
682	SPDR S&P MidCap 400 ETF Trust	192,508	2.0
1,333	SPDR Trust Series 1	288,328	2.9

	Total Exchange-Traded Funds (Cost $841,160)	865,927	8.9

MUTUAL FUNDS: 90.9%
	Affiliated Investment Companies: 89.4%
28,457	Voya Emerging Markets Index Portfolio - Class I	287,129	3.0
19,420	Voya Floating Rate Fund - Class I	192,263	2.0
24,001	Voya High Yield Bond Fund - Class R6	192,732	2.0
8,265	Voya Index Plus LargeCap Portfolio - Class I	193,080	2.0
35,487	Voya Intermediate Bond Fund - Class R6	365,512	3.8
77,272	Voya International Core Fund - Class I	723,265	7.5
21,580	Voya International Index Portfolio - Class I	193,140	2.0
36,139	Voya Large Cap Growth Portfolio - Class I	627,371	6.5
19,809	Voya Large Cap Value Fund - Class R6	241,467	2.5
39,103	@ Voya MidCap Opportunities Portfolio - Class I	483,308	5.0
37,907	Voya Multi-Manager Emerging Markets Equity Fund - Class I	383,622	3.9
85,951	Voya Multi-Manager International Equity Fund - Class I	915,382	9.5
60,032	Voya Multi-Manager Large Cap Core Portfolio - Class I	868,065	9.0
45,360	Voya Multi-Manager Mid Cap Value Fund - Class I	483,993	5.0
19,267	Voya Small Company Portfolio - Class I	387,273	4.0
7,119	Voya U.S. Stock Index Portfolio - Class I	96,110	1.0
11,505	VY® Clarion Global Real Estate Portfolio - Class I	143,931	1.5
3,728	VY® Clarion Real Estate Portfolio - Class I	142,926	1.5
26,930	VY® Invesco Comstock Portfolio - Class I	436,536	4.5
25,211	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	650,439	6.7
8,112	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	627,857	6.5
		8,635,401	89.4

	Unaffiliated Investment Companies: 1.5%
29,027	@ Credit Suisse Commodity Return Strategy Fund - Class I	143,395	1.5

	Total Mutual Funds (Cost $8,630,301)	8,778,796	90.9

	Total Investments in Securities (Cost $9,471,461)	$9,644,723	99.8
	Assets in Excess of Other Liabilities	14,726	0.2
	Net Assets	$9,659,449	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $9,589,674.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$271,569
Gross Unrealized Depreciation	(216,520)

Net Unrealized Appreciation	$55,049

Voya Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$865,927	$–	$–	$865,927
Mutual Funds	8,778,796	–	–	8,778,796
Total Investments, at fair value	$9,644,723	$–	$–	$9,644,723

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$67,366	$240,488	$(42,346)	$21,621	$287,129	$2,756	$82	$-
Voya Floating Rate Fund - Class I	67,440	153,588	(33,001)	4,236	192,263	4,033	(624)	-
Voya High Yield Bond Fund - Class I	99,590	185,319	(287,944)	3,035	-	5,858	(702)	-
Voya High Yield Bond Fund - Class R6	-	273,931	(88,052)	6,853	192,732	1,826	5,316	-
Voya Index Plus LargeCap Portfolio - Class I	-	286,321	(99,623)	6,382	193,080	3,298	(13)	-
Voya Intermediate Bond Fund - Class R6	42,431	457,601	(139,050)	4,530	365,512	4,570	2,632	-
Voya International Core Fund - Class I	250,240	543,790	(112,043)	41,278	723,265	-	(6,045)	-
Voya International Index Portfolio - Class I	66,462	150,755	(30,116)	6,039	193,140	3,932	(1,557)	-
Voya Large Cap Growth Portfolio - Class I	215,529	541,228	(90,122)	(39,264)	627,371	2,877	(63)	66,295
Voya Large Cap Value Fund - Class R6	155,841	305,926	(236,709)	16,409	241,467	2,449	(1,501)	-
Voya MidCap Opportunities Portfolio - Class I	100,805	477,828	(84,220)	(11,105)	483,308	-	(5,992)	43,583
Voya Multi-Manager Emerging Markets Equity Fund - Class I	133,754	282,506	(82,529)	49,891	383,622	-	1,422	-
Voya Multi-Manager International Equity Fund - Class I	319,625	689,174	(139,084)	45,667	915,382	-	(6,353)	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	340,848	1,022,136	(488,913)	(6,006)	868,065	8,789	10,368	27,886
Voya Multi-Manager Mid Cap Value Fund - Class I	165,603	409,737	(144,347)	53,000	483,993	-	(28,695)	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	66,798	34,402	(101,860)	660	-	-	(2,612)	-
Voya Small Company Portfolio - Class I	133,474	308,336	(73,270)	18,733	387,273	1,185	(2,044)	23,982
Voya U.S. Bond Index Portfolio - Class I	100,839	426,031	(527,902)	1,032	-	1,820	2,806	185
Voya U.S. Stock Index Portfolio - Class I	167,152	328,964	(398,239)	(1,767)	96,110	276	1,966	4,115
VY® Clarion Global Real Estate Portfolio - Class I	50,406	112,043	(23,317)	4,799	143,931	1,598	1,376	-
VY® Clarion Real Estate Portfolio - Class I	51,432	114,662	(27,534)	4,366	142,926	1,989	2,721	-
VY® Invesco Comstock Portfolio - Class I	148,220	328,447	(73,009)	32,878	436,536	1,230	(1,493)	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	226,134	531,943	(96,332)	(11,306)	650,439	941	2,274	45,257
VY® T. Rowe Price Growth Equity Portfolio - Class I	216,571	535,836	(94,932)	(29,618)	627,857	-	(2,291)	62,512
	$3,186,560	$8,740,992	$(3,514,494)	$222,343	$8,635,401	$49,427	$(29,022)	$273,815

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.0%
46,426	iShares Barclays 20+ Year Treasury Bond Fund	$6,384,039	1.0
246,098	iShares Russell 1000 Value Index Fund	25,992,871	4.0
30,006	SPDR Trust Series 1	6,490,298	1.0

	Total Exchange-Traded Funds (Cost $36,591,324)	38,867,208	6.0

MUTUAL FUNDS: 93.9%
	Affiliated Investment Companies: 92.4%
1,912,339	Voya Emerging Markets Index Portfolio - Class I	19,295,498	3.0
1,142,060	Voya Floating Rate Fund - Class I	11,306,392	1.7
833,198	Voya Index Plus LargeCap Portfolio - Class I	19,463,513	3.0
2,345,101	Voya Intermediate Bond Fund - Class R6	24,154,540	3.7
5,193,010	Voya International Core Fund - Class I	48,606,575	7.5
2,537,997	Voya International Index Portfolio - Class I	22,715,069	3.5
2,802,295	Voya Large Cap Growth Portfolio - Class I	48,647,836	7.5
2,128,667	Voya Large Cap Value Fund - Class R6	25,948,454	4.0
2,887,959	@ Voya MidCap Opportunities Portfolio - Class I	35,695,169	5.5
2,547,465	Voya Multi-Manager Emerging Markets Equity Fund - Class I	25,780,343	4.0
6,080,315	Voya Multi-Manager International Equity Fund - Class I	64,755,356	10.0
4,492,349	Voya Multi-Manager Large Cap Core Portfolio - Class I	64,959,371	10.0
3,349,885	Voya Multi-Manager Mid Cap Value Fund - Class I	35,743,275	5.5
889,263	Voya RussellTM Mid Cap Index Portfolio - Class I	12,974,354	2.0
1,294,866	Voya Small Company Portfolio - Class I	26,026,801	4.0
960,824	Voya U.S. Stock Index Portfolio - Class I	12,971,125	2.0
773,178	VY® Clarion Global Real Estate Portfolio - Class I	9,672,458	1.5
250,519	VY® Clarion Real Estate Portfolio - Class I	9,604,899	1.5
2,010,979	VY® Invesco Comstock Portfolio - Class I	32,597,969	5.0
629,019	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	48,686,085	7.5
		599,605,082	92.4

	Unaffiliated Investment Companies: 1.5%
1,960,037	@ Credit Suisse Commodity Return Strategy Fund - Class I	9,682,584	1.5

	Total Mutual Funds (Cost $630,271,465)	609,287,666	93.9

	Total Investments in Securities (Cost $666,862,789)	$648,154,874	99.9
	Assets in Excess of Other Liabilities	967,701	0.1
	Net Assets	$649,122,575	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $674,442,828.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$5,441,486
Gross Unrealized Depreciation	(31,729,440)

Net Unrealized Depreciation	$(26,287,954)

Voya Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$38,867,208	$–	$–	$38,867,208
Mutual Funds	609,287,666	–	–	609,287,666
Total Investments, at fair value	$648,154,874	$–	$–	$648,154,874

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$12,508,562	$8,140,093	$(3,851,550)	$2,498,393	$19,295,498	$270,147	$(794,543)	$-
Voya Floating Rate Fund - Class I	11,534,895	1,870,549	(2,498,209)	399,157	11,306,392	343,963	(129,209)	-
Voya Index Plus LargeCap Portfolio - Class I	-	20,022,823	(1,252,617)	693,307	19,463,513	323,614	17,205	-
Voya Intermediate Bond Fund - Class R6	14,916,903	16,481,255	(8,047,855)	804,237	24,154,540	462,859	(23,909)	-
Voya International Core Fund - Class I	48,682,468	4,825,091	(6,292,001)	1,391,017	48,606,575	-	(65,329)	-
Voya International Index Portfolio - Class I	22,602,274	3,249,731	(3,357,270)	220,334	22,715,069	676,328	(342,177)	-
Voya Large Cap Growth Portfolio - Class I	49,356,685	10,492,010	(5,501,109)	(5,699,750)	48,647,836	267,049	1,138,945	6,154,467
Voya Large Cap Value Fund - Class R6	38,510,566	5,102,812	(20,561,272)	2,896,348	25,948,454	364,911	(1,753,917)	-
Voya MidCap Opportunities Portfolio - Class I	19,667,524	21,850,007	(4,259,293)	(1,563,069)	35,695,169	-	53,897	3,751,217
Voya Multi-Manager Emerging Markets Equity Fund - Class I	25,404,950	2,543,016	(6,940,629)	4,773,006	25,780,343	-	(991,078)	-
Voya Multi-Manager International Equity Fund - Class I	64,886,708	6,237,066	(8,301,425)	1,933,007	64,755,356	-	(149,230)	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	64,917,522	8,992,094	(8,218,986)	(731,259)	64,959,371	722,783	477,735	2,293,406
Voya Multi-Manager Mid Cap Value Fund - Class I	35,477,328	3,490,681	(7,552,461)	4,327,727	35,743,275	-	(1,859,027)	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	16,258,347	751,535	(15,615,591)	(1,394,291)	-	-	1,485,028	-
Voya RussellTM Mid Cap Index Portfolio - Class I	-	13,196,271	(99,599)	(122,318)	12,974,354	-	(1,608)	-
Voya Small Company Portfolio - Class I	26,155,720	4,393,482	(5,112,696)	590,295	26,026,801	116,647	96,277	2,360,680
Voya U.S. Bond Index Portfolio - Class I	13,070,537	20,358,309	(33,610,119)	181,273	-	90,673	114,253	9,081
Voya U.S. Stock Index Portfolio - Class I	45,631,486	16,337,558	(52,888,901)	3,890,982	12,971,125	93,437	(3,850,755)	1,395,572
VY® Clarion Global Real Estate Portfolio - Class I	9,793,080	1,091,596	(1,763,114)	550,896	9,672,458	123,519	27,452	-
VY® Clarion Real Estate Portfolio - Class I	9,998,583	1,351,782	(1,846,061)	100,595	9,604,899	160,043	590,382	-
VY® Invesco Comstock Portfolio - Class I	32,014,093	3,752,832	(5,253,657)	2,084,701	32,597,969	105,384	85,454	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	49,323,932	10,467,015	(5,307,287)	(5,797,575)	48,686,085	-	1,091,075	5,560,614
	$610,712,163	$184,997,608	$(208,131,702)	$12,027,013	$599,605,082	$4,121,357	$(4,783,079)	$21,525,037

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.9%
409	iShares Barclays 20+ Year Treasury Bond Fund	$56,242	1.0
2,167	iShares Russell 1000 Value Index Fund	228,879	3.9
405	SPDR S&P MidCap 400 ETF Trust	114,319	2.0
793	SPDR Trust Series 1	171,526	3.0

	Total Exchange-Traded Funds (Cost $555,140)	570,966	9.9

MUTUAL FUNDS: 90.2%
	Affiliated Investment Companies: 88.7%
17,004	Voya Emerging Markets Index Portfolio - Class I	171,569	3.0
10,153	Voya Floating Rate Fund - Class I	100,519	1.7
7,408	Voya Index Plus LargeCap Portfolio - Class I	173,051	3.0
21,060	Voya Intermediate Bond Fund - Class R6	216,917	3.8
46,171	Voya International Core Fund - Class I	432,159	7.5
22,565	Voya International Index Portfolio - Class I	201,955	3.5
24,968	Voya Large Cap Growth Portfolio - Class I	433,438	7.5
19,103	Voya Large Cap Value Fund - Class R6	232,866	4.0
25,722	@ Voya MidCap Opportunities Portfolio - Class I	317,927	5.5
22,651	Voya Multi-Manager Emerging Markets Equity Fund - Class I	229,225	4.0
54,060	Voya Multi-Manager International Equity Fund - Class I	575,740	10.0
39,937	Voya Multi-Manager Large Cap Core Portfolio - Class I	577,494	10.0
29,834	Voya Multi-Manager Mid Cap Value Fund - Class I	318,330	5.5
11,512	Voya Small Company Portfolio - Class I	231,397	4.0
878	Voya U.S. Stock Index Portfolio - Class I	11,854	0.2
6,875	VY® Clarion Global Real Estate Portfolio - Class I	86,003	1.5
2,228	VY® Clarion Real Estate Portfolio - Class I	85,405	1.5
17,879	VY® Invesco Comstock Portfolio - Class I	289,812	5.0
5,593	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	432,865	7.5
		5,118,526	88.7

	Unaffiliated Investment Companies: 1.5%
17,256	@ Credit Suisse Commodity Return Strategy Fund - Class I	85,246	1.5

	Total Mutual Funds (Cost $5,094,303)	5,203,772	90.2

	Total Investments in Securities (Cost $5,649,443)	$5,774,738	100.1
	Liabilities in Excess of Other Assets	(2,979)	(0.1)
	Net Assets	$5,771,759	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $5,718,756.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$172,658
Gross Unrealized Depreciation	(116,676)

Net Unrealized Appreciation	$55,982

Voya Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$570,966	$–	$–	$570,966
Mutual Funds	5,203,772	–	–	5,203,772
Total Investments, at fair value	$5,774,738	$–	$–	$5,774,738

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$32,383	$147,274	$(21,115)	$13,027	$171,569	$1,471	$(491)	$-
Voya Floating Rate Fund - Class I	29,581	81,672	(12,896)	2,162	100,519	1,980	(353)	-
Voya Index Plus LargeCap Portfolio - Class I	-	179,477	(11,874)	5,448	173,051	1,759	60	-
Voya Intermediate Bond Fund - Class R6	38,274	274,218	(97,823)	2,248	216,917	2,879	2,258	-
Voya International Core Fund - Class I	125,717	331,011	(49,897)	25,328	432,159	-	(4,119)	-
Voya International Index Portfolio - Class I	58,422	184,629	(49,059)	7,963	201,955	3,670	(4,013)	-
Voya International Index Portfolio - Class I	127,012	377,105	(46,588)	(24,091)	433,438	1,931	(1,745)	44,502
Voya Large Cap Value Fund - Class R6	105,544	291,492	(173,737)	9,567	232,866	1,988	2,678	-
Voya MidCap Opportunities Portfolio - Class I	50,639	318,040	(44,697)	(6,055)	317,927	-	(3,795)	26,342
Voya Multi-Manager Emerging Markets Equity Fund - Class I	65,514	173,523	(39,422)	29,610	229,225	-	262	-
Voya Multi-Manager International Equity Fund - Class I	167,504	442,271	(63,481)	29,446	575,740	-	(4,739)	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	174,565	499,688	(98,717)	1,958	577,494	5,227	(833)	16,585
Voya Multi-Manager Mid Cap Value Fund - Class I	91,602	271,460	(75,997)	31,265	318,330	-	(15,043)	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	41,943	26,522	(68,800)	335	-	-	(631)	-
Voya Small Company Portfolio - Class I	67,095	185,646	(33,778)	12,434	231,397	632	(1,797)	12,790
Voya U.S. Bond Index Portfolio - Class I	35,276	214,140	(249,732)	316	-	851	1,660	102
Voya U.S. Stock Index Portfolio - Class I	117,677	311,540	(419,636)	2,273	11,854	347	2,919	5,188
VY® Clarion Global Real Estate Portfolio - Class I	25,360	68,196	(10,289)	2,736	86,003	932	545	-
VY® Clarion Real Estate Portfolio - Class I	25,893	69,772	(12,421)	2,161	85,405	1,157	1,566	-
VY® Invesco Comstock Portfolio - Class I	82,695	221,024	(35,793)	21,886	289,812	814	(1,411)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	127,011	372,415	(48,843)	(17,718)	432,865	-	(2,975)	42,971
	$1,589,707	$5,041,115	$(1,664,595)	$152,299	$5,118,526	$25,638	$(29,997)	$148,480

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.7%
7,614	iShares Barclays 20+ Year Treasury Bond Fund	$1,047,001	0.7
53,818	iShares Russell 1000 Value Index Fund	5,684,257	4.0
6,562	SPDR Trust Series 1	1,419,361	1.0

	Total Exchange-Traded Funds (Cost $7,689,353)	8,150,619	5.7

MUTUAL FUNDS: 94.1%
	Affiliated Investment Companies: 92.6%
418,492	Voya Emerging Markets Index Portfolio - Class I	4,222,579	3.0
182,335	Voya Index Plus LargeCap Portfolio - Class I	4,259,336	3.0
513,460	Voya Intermediate Bond Fund - Class R6	5,288,639	3.7
1,136,418	Voya International Core Fund - Class I	10,636,871	7.5
555,404	Voya International Index Portfolio - Class I	4,970,869	3.5
613,246	Voya Large Cap Growth Portfolio - Class I	10,645,953	7.5
466,240	Voya Large Cap Value Fund - Class R6	5,683,464	4.0
631,997	@ Voya MidCap Opportunities Portfolio - Class I	7,811,482	5.5
557,480	Voya Multi-Manager Emerging Markets Equity Fund - Class I	5,641,693	3.9
1,330,593	Voya Multi-Manager International Equity Fund - Class I	14,170,812	10.0
982,933	Voya Multi-Manager Large Cap Core Portfolio - Class I	14,213,213	10.0
733,078	Voya Multi-Manager Mid Cap Value Fund - Class I	7,821,938	5.5
194,603	Voya RussellTM Mid Cap Index Portfolio - Class I	2,839,253	2.0
283,363	Voya Small Company Portfolio - Class I	5,695,605	4.0
420,918	Voya U.S. Stock Index Portfolio - Class I	5,682,396	4.0
169,200	VY® Clarion Global Real Estate Portfolio - Class I	2,116,696	1.5
54,823	VY® Clarion Real Estate Portfolio - Class I	2,101,903	1.5
440,073	VY® Invesco Comstock Portfolio - Class I	7,133,587	5.0
137,652	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	10,654,298	7.5
		131,590,587	92.6

	Unaffiliated Investment Companies: 1.5%
428,609	@ Credit Suisse Commodity Return Strategy Fund - Class I	2,117,330	1.5

	Total Mutual Funds (Cost $139,131,018)	133,707,917	94.1

	Total Investments in Securities (Cost $146,820,371)	$141,858,536	99.8
	Assets in Excess of Other Liabilities	242,396	0.2
	Net Assets	$142,100,932	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $149,904,750.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$1,132,973
Gross Unrealized Depreciation	(9,179,187)

Net Unrealized Depreciation	$(8,046,214)

Voya Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$8,150,619	$–	$–	$8,150,619
Mutual Funds	133,707,917	–	–	133,707,917
Total Investments, at fair value	$141,858,536	$–	$–	$141,858,536

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$2,482,539	$2,033,578	$(828,344)	$534,806	$4,222,579	$56,284	$(172,963)	$-
Voya Index Plus LargeCap Portfolio - Class I	-	4,386,840	(276,026)	148,522	4,259,336	67,490	4,126	-
Voya Intermediate Bond Fund - Class R6	2,939,607	3,960,737	(1,782,321)	170,616	5,288,639	93,597	(4,362)	-
Voya International Core Fund - Class I	9,621,776	2,107,592	(1,679,065)	586,568	10,636,871	-	(267,040)	-
Voya International Index Portfolio - Class I	4,470,245	2,429,495	(2,209,546)	280,675	4,970,869	140,899	(353,922)	-
Voya Large Cap Growth Portfolio - Class I	9,739,815	3,358,409	(1,414,467)	(1,037,804)	10,645,953	56,708	97,803	1,306,896
Voya Large Cap Value Fund - Class R6	7,699,454	1,908,586	(4,799,403)	874,827	5,683,464	75,731	(616,223)	-
Voya MidCap Opportunities Portfolio - Class I	3,880,959	5,196,052	(1,158,918)	(106,611)	7,811,482	-	(205,679)	794,868
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5,009,401	1,104,327	(1,502,297)	1,030,262	5,641,693	-	(218,473)	-
Voya Multi-Manager International Equity Fund - Class I	12,817,117	2,774,837	(1,880,804)	459,662	14,170,812	-	(42,132)	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	12,973,510	3,423,152	(2,115,376)	(68,073)	14,213,213	153,486	27,389	487,014
Voya Multi-Manager Mid Cap Value Fund - Class I	7,002,864	1,523,528	(1,644,406)	939,952	7,821,938	-	(407,772)	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	3,208,924	332,324	(3,427,765)	(113,483)	-	-	139,126	-
Voya RussellTM Mid Cap Index Portfolio - Class I	-	2,884,359	(19,304)	(25,802)	2,839,253	-	(294)	-
Voya Small Company Portfolio - Class I	5,159,922	1,494,702	(1,304,861)	345,842	5,695,605	24,288	(181,620)	491,538
Voya U.S. Bond Index Portfolio - Class I	2,622,075	5,639,078	(8,297,085)	35,932	-	21,049	29,445	3,791
Voya U.S. Stock Index Portfolio - Class I	11,567,479	4,840,444	(11,711,120)	985,593	5,682,396	30,098	(929,253)	449,548
VY® Clarion Global Real Estate Portfolio - Class I	1,948,269	453,237	(402,455)	117,645	2,116,696	26,361	3,121	-
VY® Clarion Real Estate Portfolio - Class I	1,968,763	506,909	(410,500)	36,731	2,101,903	33,985	107,852	-
VY® Invesco Comstock Portfolio - Class I	6,319,628	1,499,982	(1,178,851)	492,828	7,133,587	22,513	(13,542)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	9,730,542	3,317,164	(1,370,662)	(1,022,746)	10,654,298	-	66,657	1,187,962
	$121,162,889	$55,175,332	$(49,413,576)	$4,665,942	$131,590,587	$802,489	$(2,937,756)	$4,721,617

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.7%
127	iShares Barclays 20+ Year Treasury Bond Fund	$17,464	0.7
895	iShares Russell 1000 Value Index Fund	94,530	4.0
168	SPDR S&P MidCap 400 ETF Trust	47,421	2.0
328	SPDR Trust Series 1	70,947	3.0

	Total Exchange-Traded Funds (Cost $223,791)	230,362	9.7

MUTUAL FUNDS: 90.3%
	Affiliated Investment Companies: 88.8%
7,005	Voya Emerging Markets Index Portfolio - Class I	70,675	3.0
3,052	Voya Index Plus LargeCap Portfolio - Class I	71,288	3.0
8,617	Voya Intermediate Bond Fund - Class R6	88,758	3.8
19,020	Voya International Core Fund - Class I	178,027	7.5
9,296	Voya International Index Portfolio - Class I	83,195	3.5
10,264	Voya Large Cap Growth Portfolio - Class I	178,180	7.5
7,855	Voya Large Cap Value Fund - Class R6	95,749	4.0
10,590	@ Voya MidCap Opportunities Portfolio - Class I	130,893	5.5
9,331	Voya Multi-Manager Emerging Markets Equity Fund - Class I	94,427	4.0
22,270	Voya Multi-Manager International Equity Fund - Class I	237,174	10.0
16,452	Voya Multi-Manager Large Cap Core Portfolio - Class I	237,897	10.0
12,285	Voya Multi-Manager Mid Cap Value Fund - Class I	131,079	5.5
4,743	Voya Small Company Portfolio - Class I	95,324	4.0
3,563	Voya U.S. Stock Index Portfolio - Class I	48,097	2.0
2,832	VY® Clarion Global Real Estate Portfolio - Class I	35,428	1.5
918	VY® Clarion Real Estate Portfolio - Class I	35,181	1.5
7,365	VY® Invesco Comstock Portfolio - Class I	119,389	5.0
2,304	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	178,318	7.5
		2,109,079	88.8

	Unaffiliated Investment Companies: 1.5%
7,130	@ Credit Suisse Commodity Return Strategy Fund - Class I	35,223	1.5

	Total Mutual Funds (Cost $2,094,877)	2,144,302	90.3

	Total Investments in Securities (Cost $2,318,668)	$2,374,664	100.0
	Liabilities in Excess of Other Assets	(841)	(0.0)
	Net Assets	$2,373,823	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $2,336,128.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$74,729
Gross Unrealized Depreciation	(36,193)

Net Unrealized Appreciation	$38,536

Voya Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$230,362	$–	$–	$230,362
Mutual Funds	2,144,302	–	–	2,144,302
Total Investments, at fair value	$2,374,664	$–	$–	$2,374,664

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2016, where the following issuers were considered an affiliate:

Security	Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
92913T349	Voya Emerging Markets Index Portfolio - Class I	$13,624	$64,448	$(12,258)	$4,861	$70,675	$598	$478	$-
92913T836	Voya Index Plus LargeCap Portfolio - Class I	-	77,896	(8,933)	2,325	71,288	716	98	-
92913L569	Voya Intermediate Bond Fund - Class R6	15,409	106,729	(34,396)	1,016	88,758	1,167	787	-
92913W631	Voya International Core Fund - Class I	50,472	150,838	(34,143)	10,860	178,027	-	(1,189)	-
92913T554	Voya International Index Portfolio - Class I	23,435	83,333	(26,731)	3,158	83,195	1,493	(1,133)	-
92914G775	Voya Large Cap Growth Portfolio - Class I	50,215	169,913	(31,868)	(10,080)	178,180	805	(117)	18,561
92913K827	Voya Large Cap Value Fund - Class R6	41,068	156,560	(104,947)	3,068	95,749	822	2,406	-
92913P883	Voya MidCap Opportunities Portfolio - Class I	20,351	142,469	(28,984)	(2,943)	130,893	-	(1,033)	11,131
92913W680	Voya Multi-Manager Emerging Markets Equity Fund - Class I	27,048	78,427	(22,881)	11,833	94,427	-	912	-
92914A596	Voya Multi-Manager International Equity Fund - Class I	68,006	201,070	(44,374)	12,472	237,174	-	(976)	-
92914G304	Voya Multi-Manager Large Cap Core Portfolio - Class I	68,064	226,754	(57,981)	1,060	237,897	2,180	(70)	6,918
92913K793	Voya Multi-Manager Mid Cap Value Fund - Class I	37,317	123,039	(42,619)	13,342	131,079	-	(6,158)	-
92913T307	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	16,838	12,781	(29,814)	195	-	-	(268)	-
92913T430	Voya Small Company Portfolio - Class I	27,010	84,354	(21,097)	5,057	95,324	259	(370)	5,234
92913T547	Voya U.S. Bond Index Portfolio - Class I	13,538	104,134	(117,818)	146	-	342	628	40
92914G734	Voya U.S. Stock Index Portfolio - Class I	60,709	179,227	(191,033)	(806)	48,097	286	2,159	4,266
92914E812	VY® Clarion Global Real Estate Portfolio - Class I	10,187	30,948	(7,053)	1,346	35,428	390	213	-
92914G569	VY® Clarion Real Estate Portfolio - Class I	10,365	31,636	(7,630)	810	35,181	483	860	-
92914K818	VY® Invesco Comstock Portfolio - Class I	34,063	100,009	(23,400)	8,717	119,389	352	70	-
92914K776	VY® T. Rowe Price Growth Equity Portfolio - Class I	50,469	169,301	(33,874)	(7,578)	178,318	-	(1,104)	18,567
		$638,188	$2,293,866	$(881,834)	$58,859	$2,109,079	$9,893	$(3,807)	$64,717

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.8%
		Consumer Discretionary: 10.1%
14,319		Advance Auto Parts, Inc.	$2,135,249	0.7
33,991		Carnival Corp.	1,659,441	0.5
3,968	@	Cavco Industries, Inc.	393,030	0.1
17,729	@	Century Communities, Inc.	381,351	0.1
85,850		ClubCorp Holdings, Inc.	1,242,250	0.4
4,393		Cooper Tire & Rubber Co.	167,022	0.1
49,759		CST Brands, Inc.	2,392,910	0.8
13,951		Culp, Inc.	415,321	0.1
18,404		Delphi Automotive PLC	1,312,573	0.4
32,652	L	Destination Maternity Corp.	231,176	0.1
10,384		Entercom Communications Corp.	134,369	0.0
239,451		Entravision Communications Corp.	1,827,011	0.6
72,141	@	Gray Television, Inc.	747,381	0.2
55,167		Honda Motor Co., Ltd. ADR	1,595,430	0.5
132,902		Johnson Controls International plc	6,183,930	2.0
32,306	@	Malibu Boats, Inc.	481,359	0.2
13,648	@	MarineMax, Inc.	285,926	0.1
13,946		Mattel, Inc.	422,285	0.1
45,965		MCBC Holdings, Inc.	524,001	0.2
27,691		Peak Resorts, Inc.	140,947	0.0
18,763	L	Penske Auto Group, Inc.	904,001	0.3
16,476	L	Polaris Industries, Inc.	1,275,902	0.4
82,298		Pulte Group, Inc.	1,649,252	0.5
12,076		Ralph Lauren Corp.	1,221,367	0.4
23,528	@	Red Robin Gourmet Burgers, Inc.	1,057,348	0.3
26,494		Target Corp.	1,819,608	0.6
4,185	@	Tenneco, Inc.	243,860	0.1
9,400		Thor Industries, Inc.	796,180	0.2
21,230	@	Townsquare Media, Inc.	198,288	0.1
			31,838,768	10.1

		Consumer Staples: 4.2%
68,668		ConAgra Foods, Inc.	3,234,950	1.0
26,489		General Mills, Inc.	1,692,117	0.5
27,165	@,L	Inventure Foods, Inc.	255,351	0.1
12,172		JM Smucker Co.	1,649,793	0.5
17,452		Kellogg Co.	1,352,006	0.4
9,928		Mead Johnson Nutrition Co.	784,411	0.3
54,492		Mondelez International, Inc.	2,392,199	0.8
40,761		Sysco Corp.	1,997,697	0.6
			13,358,524	4.2

		Energy: 10.9%
28,788		Aegean Marine Petroleum Network, Inc.	287,880	0.1
45,682		Anadarko Petroleum Corp.	2,894,411	0.9
77,016	L	Ardmore Shipping Corp.	542,193	0.2
44,020		Baker Hughes, Inc.	2,221,689	0.7
7,834		Cimarex Energy Co.	1,052,655	0.3
34,837	@	Contango Oil & Gas Co.	356,034	0.1
8,306		Delek US Holdings, Inc.	143,611	0.0
66,122		Devon Energy Corp.	2,916,641	0.9
16,640	@	Dril-Quip, Inc.	927,514	0.3
20,620	@	Earthstone Energy, Inc.	177,332	0.1
53,017		EQT Corp.	3,850,094	1.2
22,905		Euronav NV	174,765	0.1
15,801	@	FMC Technologies, Inc.	468,816	0.2
11,050	@	Forum Energy Technologies, Inc.	219,453	0.1
92,367	L	Frank's International N.V.	1,200,771	0.4
50,628		Halliburton Co.	2,272,185	0.7
164,760		Imperial Oil Ltd.	5,153,970	1.6
30,020	@	Matrix Service Co.	563,175	0.2
40,962		National Oilwell Varco, Inc.	1,504,944	0.5
83,555		Noble Energy, Inc.	2,986,256	0.9
37,579		Occidental Petroleum Corp.	2,740,261	0.9
1,431	@	PDC Energy, Inc.	95,963	0.0
105,897		Scorpio Tankers, Inc.	490,303	0.2
12,480	L	Spectra Energy Partners L.P.	545,251	0.2
67,293	@,L	Synergy Resources Corp.	466,340	0.1
			34,252,507	10.9

		Financials: 27.4%
15,243		Aflac, Inc.	1,095,514	0.3
46,231		Allied World Assurance Co. Holdings Ltd.	1,868,657	0.6
16,056		Allstate Corp.	1,110,754	0.3
16,801		Ameriprise Financial, Inc.	1,676,236	0.5
11,717		Apollo Commercial Real Estate Finance, Inc.	191,807	0.1
46,088	L	Ares Management L.P.	802,392	0.3
37,843		Armada Hoffler Properties, Inc.	507,096	0.2
22,242	@	Atlas Financial Holdings, Inc.	350,756	0.1
22,048	L	Bank of Hawaii Corp.	1,601,126	0.5
47,052		Bank of the Ozarks, Inc.	1,806,797	0.6
53,115		BankUnited, Inc.	1,604,073	0.5
66,962		BB&T Corp.	2,525,807	0.8
15,753		Blackstone Mortgage Trust, Inc.	463,926	0.1
68,717		Boston Private Financial Holdings, Inc.	881,639	0.3
45,277		Brown & Brown, Inc.	1,707,396	0.5
58,885	L	Capital Bank Financial Corp.	1,890,797	0.6
157,247		Capitol Federal Financial, Inc.	2,212,465	0.7
35,520		CareTrust REIT, Inc.	524,985	0.2
18,848		Chatham Lodging Trust	362,824	0.1
24,421		Chubb Ltd.	3,068,499	1.0
29,055		Comerica, Inc.	1,374,883	0.4

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
46,331		Commerce Bancshares, Inc.	$2,282,265	0.7
13,930		Community Healthcare Trust, Inc.	305,346	0.1
60,194		Compass Diversified Trust	1,046,172	0.3
26,647		DiamondRock Hospitality Co.	242,488	0.1
57,805		Empire State Realty Trust, Inc.	1,211,015	0.4
23,066		Endurance Specialty Holdings Ltd.	1,509,670	0.5
2,911		EPR Properties	229,212	0.1
16,006	@	FCB Financial Holdings, Inc.	615,110	0.2
22,056	L	First Financial Bankshares, Inc.	803,721	0.3
31,125	@	First Hawaiian, Inc.	836,017	0.3
9,612		First Industrial Realty Trust, Inc.	271,251	0.1
69,442		FNB Corp.	854,137	0.3
3,084		Franklin Resources, Inc.	109,698	0.0
16,850		Hanover Insurance Group, Inc.	1,270,827	0.4
6,984		Infinity Property & Casualty Corp.	577,088	0.2
59,509		Invesco Ltd.	1,860,846	0.6
4,831		James River Group Holdings Ltd.	174,882	0.1
13,687		Kinsale Capital Group, Inc.	301,114	0.1
45,155		Kite Realty Group Trust	1,251,697	0.4
39,504		LegacyTexas Financial Group, Inc.	1,249,511	0.4
18,977		M&T Bank Corp.	2,203,230	0.7
34,799		Metlife, Inc.	1,546,119	0.5
23,600		MFA Mortgage Investments, Inc.	176,528	0.1
14,275		New Residential Investment Corp.	197,138	0.1
98,320		Northern Trust Corp.	6,684,777	2.1
29,669		Outfront Media, Inc.	701,672	0.2
17,813		PacWest Bancorp	764,356	0.2
29,098		PNC Financial Services Group, Inc.	2,621,439	0.8
23,810		ProAssurance Corp.	1,249,549	0.4
12,918		Prosperity Bancshares, Inc.	709,069	0.2
26,637		Reinsurance Group of America, Inc.	2,875,198	0.9
14,274		RLJ Lodging Trust	300,182	0.1
26,377		Sabra Healthcare REIT, Inc.	664,173	0.2
19,268		Southside Bancshares, Inc.	620,044	0.2
31,073		State Street Corp.	2,163,613	0.7
29,053		SunTrust Bank	1,272,521	0.4
22,500		T. Rowe Price Group, Inc.	1,496,250	0.5
22,503	@	Texas Capital Bancshares, Inc.	1,235,865	0.4
12,479		Torchmark Corp.	797,283	0.2
73,224		Two Harbors Investment Corp.	624,601	0.2
54,789		UMB Financial Corp.	3,257,206	1.0
60,016		Unum Group	2,119,165	0.7
21,910		Urstadt Biddle Properties, Inc.	486,840	0.1
17,948		Validus Holdings Ltd.	894,169	0.3
4,185		Washington Real Estate Investment Trust	130,237	0.0
41,417	L	Westamerica Bancorp.	2,107,297	0.7
116,871		Weyerhaeuser Co.	3,732,860	1.2
			86,261,877	27.4

		Health Care: 7.3%
38,858		Abbott Laboratories	1,643,305	0.5
30,255	@	AMN Healthcare Services, Inc.	964,227	0.3
38,724		Baxter International, Inc.	1,843,262	0.6
3,131		Becton Dickinson & Co.	562,735	0.2
22,673	@	Boston Scientific Corp.	539,617	0.2
13,537		Cardinal Health, Inc.	1,051,825	0.3
88,312	@	LifePoint Hospitals, Inc.	5,230,720	1.7
19,791		Owens & Minor, Inc.	687,341	0.2
47,199	@	PharMerica Corp.	1,324,876	0.4
23,106	@	Providence Service Corp.	1,123,645	0.4
24,955		Quest Diagnostics, Inc.	2,111,942	0.7
19,656		STERIS PLC	1,436,854	0.4
9,092		Utah Medical Products, Inc.	543,701	0.2
29,179		Zimmer Biomet Holdings, Inc.	3,793,853	1.2
			22,857,903	7.3

		Industrials: 12.5%
14,524		Albany International Corp.	615,527	0.2
21,572		Apogee Enterprises, Inc.	964,053	0.3
21,357		Brink's Co.	791,918	0.3
25,261	@	Clean Harbors, Inc.	1,212,023	0.4
24,471	@	Continental Building Products, Inc.	513,646	0.2
33,456	@	CSW Industrials, Inc.	1,083,640	0.3
98,338		CSX Corp.	2,999,309	1.0
12,137		Cummins, Inc.	1,555,356	0.5
3,259		Deluxe Corp.	217,766	0.1
22,700	@	DXP Enterprises, Inc.	639,913	0.2
24,947		Emerson Electric Co.	1,359,861	0.4
14,735		EnPro Industries, Inc.	837,243	0.3
11,980		Global Brass & Copper Holdings, Inc.	346,102	0.1
36,175	@	GMS, Inc.	804,170	0.3
30,872		Graham Corp.	589,655	0.2
26,343		Harsco Corp.	261,586	0.1
130,257	L	Heartland Express, Inc.	2,459,252	0.8
12,219		Hexcel Corp.	541,302	0.2
21,777		Hubbell, Inc.	2,346,254	0.7
20,754	@	IHS Markit Ltd.	779,313	0.2
29,967		Ingersoll-Rand PLC - Class A	2,035,958	0.6
82,214	@	Innerworkings, Inc.	774,456	0.2

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
34,192		Interface, Inc.	$570,664	0.2
13,015		ITT, Inc.	466,458	0.2
102,027		Koninklijke Philips NV	3,018,951	0.9
30,660		Korn/Ferry International	643,860	0.2
11,590		Multi-Color Corp.	764,940	0.2
24,197	@	NCI Building Systems, Inc.	353,034	0.1
17,825	@	On Assignment, Inc.	646,869	0.2
8,821		Oshkosh Corp.	493,976	0.2
11,202		Parker Hannifin Corp.	1,406,187	0.4
20,714	@	PGT, Inc.	221,018	0.1
18,408		Raven Industries, Inc.	423,936	0.1
55,904		Republic Services, Inc.	2,820,357	0.9
9,368		Rockwell Automation, Inc.	1,146,081	0.4
50,132		Textron, Inc.	1,992,747	0.6
5,601		Valmont Industries, Inc.	753,727	0.2
			39,451,108	12.5

		Information Technology: 9.1%
110,469		Applied Materials, Inc.	3,330,640	1.0
4,978	@	BroadSoft, Inc.	231,726	0.1
24,735	@	Cray, Inc.	582,262	0.2
47,471		CSRA, Inc.	1,276,970	0.4
83,719		Cypress Semiconductor Corp.	1,018,023	0.3
80,667		EVERTEC, Inc.	1,353,592	0.4
111,450	@	Exar Corp.	1,037,600	0.3
14,938		Ingram Micro, Inc.	532,689	0.2
6,222	@	IPG Photonics Corp.	512,382	0.2
77,455	@	Keysight Technologies, Inc.	2,454,549	0.8
69,634	@	Kulicke & Soffa Industries, Inc.	900,368	0.3
14,990		Lam Research Corp.	1,419,703	0.4
69,671		Maxim Integrated Products	2,781,963	0.9
43,957		Mentor Graphics Corp.	1,162,223	0.4
31,759		NetApp, Inc.	1,137,607	0.3
44,497	@	Netscout Systems, Inc.	1,301,537	0.4
18,680	@	OSI Systems, Inc.	1,221,298	0.4
8,764	@	Semtech Corp.	243,026	0.1
34,156		TE Connectivity Ltd.	2,198,963	0.7
114,968		Teradyne, Inc.	2,481,009	0.8
99,194	@	VeriFone Holdings, Inc.	1,561,314	0.5
			28,739,444	9.1

		Materials: 4.9%
11,649		Bemis Co., Inc.	594,216	0.2
14,158	@	Berry Plastics Group, Inc.	620,828	0.2
4,337		Chase Corp.	299,773	0.1
4,450	L	Compass Minerals International, Inc.	327,965	0.1
131,789		Graphic Packaging Holding Co.	1,843,728	0.6
17,586		Innophos Holdings, Inc.	686,382	0.2
21,573		Innospec, Inc.	1,311,854	0.4
60,728		KapStone Paper and Packaging Corp.	1,148,974	0.4
17,197		Minerals Technologies, Inc.	1,215,656	0.4
138,678	@	Multi Packaging Solutions International Ltd.	1,998,350	0.6
8,664		Nucor Corp.	428,435	0.1
32,027		Sonoco Products Co.	1,691,986	0.6
4,539	@,L	Valvoline, Inc.	106,621	0.0
64,103		WestRock Co.	3,107,713	1.0
			15,382,481	4.9

		Real Estate: 3.3%
7,964		Boston Properties, Inc.	1,085,414	0.3
25,230		CBL & Associates Properties, Inc.	306,292	0.1
12,315		Easterly Government Properties, Inc.	234,970	0.1
65,777		Host Hotels & Resorts, Inc.	1,024,148	0.3
62,938		Lexington Realty Trust	648,261	0.2
29,719	@	MedEquities Realty Trust, Inc.	349,198	0.1
31,606		Medical Properties Trust, Inc.	466,821	0.1
54,968		MGM Growth Properties LLC	1,433,016	0.5
112,754		Piedmont Office Realty Trust, Inc.	2,454,655	0.8
41,826		Summit Hotel Properties, Inc.	550,430	0.2
15,271		Sunstone Hotel Investors, Inc.	195,316	0.1
23,030		Welltower, Inc.	1,721,953	0.5
			10,470,474	3.3

		Telecommunication Services: 0.6%
35,587		CenturyLink, Inc.	976,151	0.3
20,817	@	Level 3 Communications, Inc.	965,493	0.3
			1,941,644	0.6

		Utilities: 6.5%
9,971		Allete, Inc.	594,471	0.2
33,297		Ameren Corp.	1,637,546	0.5
20,616		Atmos Energy Corp.	1,535,274	0.5
20,705		Consolidated Edison, Inc.	1,559,087	0.5
51,548		Edison International	3,724,343	1.2
6,043		El Paso Electric Co.	282,631	0.1
18,579		Eversource Energy	1,006,610	0.3
26,031		NorthWestern Corp.	1,497,563	0.5
56,093		PG&E Corp.	3,431,209	1.1
1,203		Southwest Gas Corp.	84,042	0.0
28,501		Spire, Inc.	1,816,654	0.6
77,360		Xcel Energy, Inc.	3,182,590	1.0
			20,352,020	6.5

	Total Common Stock (Cost $278,811,558)		304,906,750	96.8

EXCHANGE-TRADED FUNDS: 1.8%
2,715		iShares Russell 2000 Value Index Fund	284,396	0.1

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: (continued)
69,485	iShares Russell Midcap Value Index Fund	$5,334,363	1.7

	Total Exchange-Traded Funds (Cost $5,395,298)	5,618,759	1.8

	Total Long-Term Investments (Cost $284,206,856)	310,525,509	98.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.6%
	Securities Lending Collateralcc: 3.1%
2,463,962	Bank of Nova Scotia, Repurchase Agreement dated 09/30/16, 0.47%, due 10/03/16 (Repurchase Amount $2,464,057, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-5.500%, Market Value plus accrued interest $2,513,340, due 02/01/21-08/01/46)	2,463,962	0.8
2,463,962	Cantor Fitzgerald, Repurchase Agreement dated 09/30/16, 0.54%, due 10/03/16 (Repurchase Amount $2,464,071, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $2,513,241, due 11/01/16-07/20/66)	2,463,962	0.8
2,356,470	Daiwa Capital Markets, Repurchase Agreement dated 09/30/16, 0.52%, due 10/03/16 (Repurchase Amount $2,356,571, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,403,599, due 10/13/16-09/09/49)	2,356,470	0.7
173,469	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/16, 0.50%, due 10/03/16 (Repurchase Amount $173,476, collateralized by various U.S. Government Agency Obligations, 2.140%-6.000%, Market Value plus accrued interest $176,938, due 03/01/26-09/01/46)	173,469	0.0
2,464,000	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/16, 0.60%, due 10/03/16 (Repurchase Amount $2,464,122, collateralized by various U.S. Government Securities, 0.125%-3.375%, Market Value plus accrued interest $2,513,398, due 04/15/18-09/09/49)	2,464,000	0.8
		9,921,863	3.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.5%
4,693,523	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.336%
	(Cost $4,693,523)	4,693,523	1.5

	Total Short-Term Investments (Cost $14,615,386)	14,615,386	4.6

	Total Investments in Securities (Cost $298,822,242)	$325,140,895	103.2
	Liabilities in Excess of Other Assets	(10,089,075)	(3.2)
	Net Assets	$315,051,820	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2016.

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Cost for federal income tax purposes is $303,018,153.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$33,398,654
Gross Unrealized Depreciation	(11,275,912)

Net Unrealized Appreciation	$22,122,742

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$31,838,768	$–	$–	$31,838,768
Consumer Staples	13,358,524	–	–	13,358,524
Energy	34,252,507	–	–	34,252,507
Financials	86,261,877	–	–	86,261,877
Health Care	22,857,903	–	–	22,857,903
Industrials	36,432,157	3,018,951	–	39,451,108
Information Technology	28,739,444	–	–	28,739,444
Materials	15,382,481	–	–	15,382,481
Real Estate	10,470,474	–	–	10,470,474
Telecommunication Services	1,941,644	–	–	1,941,644
Utilities	20,352,020	–	–	20,352,020
Total Common Stock	301,887,799	3,018,951	–	304,906,750
Exchange-Traded Funds	5,618,759	–	–	5,618,759
Short-Term Investments	4,693,523	9,921,863	–	14,615,386
Total Investments, at fair value	$312,200,081	$12,940,814	$–	$325,140,895
Other Financial Instruments+
Forward Foreign Currency Contracts	–	9,763	–	9,763
Total Assets	$312,200,081	$12,950,577	$–	$325,150,658
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(51,814)	$–	$(51,814)
Total Liabilities	$–	$(51,814)	$–	$(51,814)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2016, the following forward foreign currency contracts were outstanding for VY® American Century Small-Mid Cap Value Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Credit Suisse AG	Japanese Yen	3,248,361	Sell	12/30/16	$32,062	$32,166	$(104)
Credit Suisse AG	Japanese Yen	93,971,140	Sell	12/30/16	940,290	930,527	9,763
Morgan Stanley	Canadian Dollar	5,746,525	Sell	12/30/16	4,340,505	4,382,980	(42,475)
UBG AG	EU Euro	136,144	Sell	12/30/16	153,058	153,579	(521)
UBG AG	EU Euro	2,276,044	Sell	12/30/16	2,558,819	2,567,533	(8,714)
							$(42,051)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$9,763
Total Asset Derivatives		$9,763

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$51,814
Total Liability Derivatives		$51,814

VY® Baron Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.3%
		Consumer Discretionary: 34.1%
2,790,684	@	AO World PLC	$6,112,941	0.8
413,500	@	Bright Horizons Family Solutions, Inc.	27,659,015	3.6
560,000		Choice Hotels International, Inc.	25,244,800	3.3
200,000		ClubCorp Holdings, Inc.	2,894,000	0.4
256,000		Dick's Sporting Goods, Inc.	14,520,320	1.9
729,801		Manchester United PLC - Class A	12,319,041	1.6
188,200		Marriott Vacations Worldwide Corp.	13,798,824	1.8
157,000		Morningstar, Inc.	12,445,390	1.6
280,845	@	Nord Anglia Education, Inc.	6,116,804	0.8
66,700	@	Panera Bread Co.	12,987,824	1.7
472,571	@	Penn National Gaming, Inc.	6,412,788	0.8
593,691	@	Pinnacle Entertainment, Inc.	7,326,147	0.9
213,000		Red Rock Resorts, Inc.	5,024,670	0.7
477,500	@	Under Armour, Inc. - Class A	18,469,700	2.4
488,442	@	Under Armour, Inc. - Class C	16,538,646	2.1
475,000		Vail Resorts, Inc.	74,518,000	9.7
			262,388,910	34.1

		Consumer Staples: 5.4%
311,500		Church & Dwight Co., Inc.	14,927,080	2.0
155,000	@	Performance Food Group Co.	3,844,000	0.5
480,000	@	Smart & Final Stores, Inc.	6,129,600	0.8
187,000	@	TreeHouse Foods, Inc.	16,304,530	2.1
			41,205,210	5.4

		Financials: 15.0%
16,000		Alexander's, Inc.	6,713,600	0.9
195,000	@	Arch Capital Group Ltd.	15,455,700	2.0
275,000		Carlyle Group L.P.	4,281,750	0.5
420,000		Cohen & Steers, Inc.	17,955,000	2.3
474,170		Douglas Emmett, Inc.	17,368,847	2.3
47,000	@	Essent Group Ltd.	1,250,670	0.2
297,229		Financial Engines, Inc.	8,830,674	1.1
90,000		Moelis & Co.	2,420,100	0.3
208,000		MSCI, Inc. - Class A	17,459,520	2.3
160,000		Oaktree Capital Group, LLC	6,784,000	0.9
320,000		Primerica, Inc.	16,969,600	2.2
			115,489,461	15.0

		Health Care: 9.6%
105,000		Bio-Techne Corp.	11,497,500	1.5
241,500	@	Idexx Laboratories, Inc.	27,224,295	3.5
689,632	@	Inovalon Holdings, Inc.	10,144,487	1.3
18,000	@	Juno Therapeutics, Inc.	540,180	0.1
29,300	@	Mettler Toledo International, Inc.	12,301,019	1.6
47,008	@	Neogen Corp.	2,629,627	0.3
130,000		West Pharmaceutical Services, Inc.	9,685,000	1.3
			74,022,108	9.6

		Industrials: 2.9%
84,000		Air Lease Corp.	2,400,720	0.3
116,000	@	Middleby Corp.	14,339,920	1.9
90,000	@	Trex Co., Inc.	5,284,800	0.7
			22,025,440	2.9

		Information Technology: 23.9%
239,000	@	Ansys, Inc.	22,133,790	2.9
300,448	@	Benefitfocus, Inc.	11,993,884	1.6
250,000		Booz Allen Hamilton Holding Corp.	7,902,500	1.0
154,700	@	CoStar Group, Inc.	33,497,191	4.4
85,000		Factset Research Systems, Inc.	13,778,500	1.8
376,500	@	Gartner, Inc.	33,301,425	4.3
165,000	@	Guidewire Software, Inc.	9,896,700	1.3
36,907		Littelfuse, Inc.	4,753,991	0.6
397,425		Maxmus, Inc.	22,478,358	2.9
744,000		SS&C Technologies Holdings, Inc.	23,919,600	3.1
			183,655,939	23.9

		Materials: 1.9%
390,000	@	Caesarstone Ltd.	14,706,900	1.9

		Real Estate: 5.5%
82,000		Alexandria Real Estate Equities, Inc.	8,919,140	1.2
115,000		American Assets Trust, Inc.	4,988,700	0.6
843,000		Gaming and Leisure Properties, Inc.	28,198,350	3.7
			42,106,190	5.5

		Telecommunication Services: 1.0%
921,311	@	Iridium Communications, Inc.	7,471,832	1.0

	Total Common Stock
	(Cost $355,390,508)		763,071,990	99.3

SHORT-TERM INVESTMENTS: 0.5%
		Mutual Funds: 0.5%
4,001,414		BlackRock Liquidity Funds, FedFund, Institutional Class, 0.336%
		(Cost $4,001,414)	4,001,414	0.5

	Total Short-Term Investments
	(Cost $4,001,414)		4,001,414	0.5

VY® Baron Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: (continued)
	Total Investments in Securities (Cost $359,391,922)	$767,073,404	99.8
	Assets in Excess of Other Liabilities	1,295,264	0.2
	Net Assets	$768,368,668	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $360,646,420.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$420,179,373
Gross Unrealized Depreciation	(13,752,389)

Net Unrealized Appreciation	$406,426,984

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Common Stock*	$763,071,990	$–	$–	$763,071,990
Short-Term Investments	4,001,414	–	–	4,001,414
Total Investments, at fair value	$767,073,404	$–	$–	$767,073,404

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Consumer Discretionary: 13.6%
8,570		Advance Auto Parts, Inc.	$1,277,958	0.4
51,727		ARAMARK Holdings Corp.	1,967,178	0.6
85,515		Coach, Inc.	3,126,428	0.9
132,957		Comcast Corp. – Class A	8,820,367	2.6
55,283		Delphi Automotive PLC	3,942,784	1.2
25,415		Expedia, Inc.	2,966,439	0.9
39,988		Johnson Controls International plc	1,860,642	0.6
85,489		Lowe's Cos, Inc.	6,173,161	1.8
12,002		Marriott International, Inc.	808,095	0.2
41,320		McDonald's Corp.	4,766,675	1.4
67,737	@	Michaels Cos, Inc.	1,637,203	0.5
48,030		Newell Rubbermaid, Inc.	2,529,260	0.8
30,585		PVH Corp.	3,379,643	1.0
11,175		Royal Caribbean Cruises Ltd.	837,566	0.3
14,335		Walt Disney Co.	1,331,148	0.4
			45,424,547	13.6

		Consumer Staples: 7.5%
55,991		CVS Health Corp.	4,982,639	1.5
18,470		Diageo PLC ADR	2,143,259	0.6
80,960		Kroger Co.	2,402,893	0.7
65,673		PepsiCo, Inc.	7,143,252	2.1
43,190		Philip Morris International, Inc.	4,198,932	1.3
51,927		Walgreens Boots Alliance, Inc.	4,186,354	1.3
			25,057,329	7.5

		Energy: 7.8%
142,997		Canadian Natural Resources Ltd.	4,581,624	1.4
47,321		Chevron Corp.	4,870,277	1.4
79,582		ConocoPhillips	3,459,429	1.0
22,035		EQT Corp.	1,600,182	0.5
69,495		Exxon Mobil Corp.	6,065,524	1.8
66,410		Noble Energy, Inc.	2,373,493	0.7
41,250		Schlumberger Ltd.	3,243,900	1.0
			26,194,429	7.8

		Financials: 18.3%
40,865		American Tower Corp.	4,631,230	1.4
25,063		Aon PLC	2,819,337	0.9
120,321		Bank of New York Mellon Corp.	4,798,401	1.4
71,682	@	Berkshire Hathaway, Inc. – Class B	10,355,899	3.1
6,486		Blackrock, Inc.	2,350,916	0.7
204,336		Citigroup, Inc.	9,650,789	2.9
24,925		Invesco Ltd.	779,405	0.2
132,063		JPMorgan Chase & Co.	8,794,075	2.6
227,710		Morgan Stanley	7,300,383	2.2
29,685		S&P Global, Inc.	3,756,934	1.1
134,140		Wells Fargo & Co.	5,939,719	1.8
			61,177,088	18.3

		Health Care: 16.1%
84,645		Abbott Laboratories	3,579,637	1.1
3,470	@	Allergan plc	799,176	0.2
34,305		Anthem, Inc.	4,298,759	1.3
13,330	@	Biogen, Inc.	4,172,690	1.2
37,734		Cardinal Health, Inc.	2,931,932	0.9
28,239	@	Celgene Corp.	2,951,823	0.9
14,723		Cigna Corp.	1,918,701	0.6
20,876		Cooper Cos., Inc.	3,742,232	1.1
68,569		Johnson & Johnson	8,100,056	2.4
81,993		Medtronic PLC	7,084,195	2.1
253,990		Pfizer, Inc.	8,602,641	2.6
12,871	@	Vertex Pharmaceuticals, Inc.	1,122,480	0.3
36,390		Zimmer Biomet Holdings, Inc.	4,731,428	1.4
			54,035,750	16.1

		Industrials: 7.9%
12,213		Dun & Bradstreet Corp.	1,668,540	0.5
35,807		Eaton Corp. PLC	2,352,878	0.7
40,371		FedEx Corp.	7,052,006	2.1
87,265		General Electric Co.	2,584,789	0.8
55,827		Honeywell International, Inc.	6,508,870	2.0
114,010		Nielsen NV	6,107,516	1.8
			26,274,599	7.9

		Information Technology: 21.8%
118,470		Activision Blizzard, Inc.	5,248,221	1.6
24,560	@	Akamai Technologies, Inc.	1,301,435	0.4
5,723	@	Alphabet, Inc. - Class A	4,601,635	1.4
13,254	@	Alphabet, Inc. - Class C	10,302,202	3.1
111,236		Apple, Inc.	12,575,230	3.8
24,216		Broadcom Ltd.	4,177,744	1.2
39,294	@	Electronic Arts, Inc.	3,355,708	1.0
69,490	@	Facebook, Inc.	8,913,482	2.7
35,170		Fidelity National Information Services, Inc.	2,709,145	0.8
7,716		Intuit, Inc.	848,837	0.2
46,321		Mastercard, Inc.	4,714,088	1.4
165,660		Microsoft Corp.	9,542,016	2.8
11,655	@	Palo Alto Networks, Inc.	1,856,991	0.6
38,855		Qualcomm, Inc.	2,661,568	0.8
			72,808,302	21.8

		Materials: 0.6%
19,305		Monsanto Co.	1,972,971	0.6

		Real Estate: 0.4%
48,026	@	CBRE Group, Inc.	1,343,768	0.4

		Telecommunication Services: 3.1%
199,427		Verizon Communications, Inc.	10,366,215	3.1

		Utilities: 1.5%
25,150		DTE Energy Co.	2,355,800	0.7

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
38,571	Edison International	$2,786,755	0.8
		5,142,555	1.5

	Total Common Stock (Cost $286,757,217)	329,797,553	98.6

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: –%
Materials: –%
649,000	SINO Forest Corp. Escrow	–	–

Total Corporate Bonds/Notes
	(Cost $–)	–	–

Total Long-Term Investments
	(Cost $286,757,217)	329,797,553	98.6

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
	Mutual Funds: 1.5%
5,048,821	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.336%
	(Cost $5,048,821)	5,048,821	1.5

	Total Short-Term Investments (Cost $5,048,821)	5,048,821	1.5

	Total Investments in Securities (Cost $291,806,038)	$334,846,374	100.1
	Liabilities in Excess of Other Assets	(323,108)	(0.1)
	Net Assets	$334,523,266	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security.
ADR	American Depositary Receipt

Cost for federal income tax purposes is $292,562,530.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$47,571,556
Gross Unrealized Depreciation	(5,287,712)

Net Unrealized Appreciation	$42,283,844

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Common Stock*	$329,797,553	$–	$–	$329,797,553
Corporate Bonds/Notes	–	–	–	–
Short-Term Investments	5,048,821	–	–	5,048,821
Total Investments, at fair value	$334,846,374	$–	$–	$334,846,374

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.2%
		Consumer Discretionary: 8.9%
68,500		Abercrombie & Fitch Co.	$1,088,465	0.5
50,000		AMC Entertainment Holdings, Inc.	1,554,500	0.7
31,350		CalAtlantic Group, Inc.	1,048,344	0.5
25,300		Childrens Place Retail Stores, Inc.	2,020,711	1.0
14,100	@	Cooper-Standard Holding, Inc.	1,393,080	0.7
16,300	@	Deckers Outdoor Corp.	970,665	0.5
68,000	@	Express, Inc.	801,720	0.4
62,000		Finish Line, Inc.	1,430,960	0.7
54,000	@	GoPro, Inc.	900,720	0.4
5,320	@	Helen of Troy Ltd.	458,424	0.2
67,500	@	Nord Anglia Education, Inc.	1,470,150	0.7
119,000	@	Sequential Brands Group, Inc.	952,000	0.4
28,500	@	Tenneco, Inc.	1,660,695	0.8
74,457		Tower International, Inc.	1,794,414	0.8
68,500		United States Steel Corp.	1,291,910	0.6
			18,836,758	8.9

		Consumer Staples: 3.2%
74,000		AdvancePierre Foods Holdings, Inc.	2,039,440	0.9
141,000	@	Darling International, Inc.	1,904,910	0.9
42,000	@	Performance Food Group Co.	1,041,600	0.5
24,000	@	Post Holdings, Inc.	1,852,080	0.9
			6,838,030	3.2

		Energy: 6.1%
90,000		Aegean Marine Petroleum Network, Inc.	900,000	0.4
37,000	@	Carrizo Oil & Gas, Inc.	1,502,940	0.7
64,000	@	Parsley Energy, Inc.	2,144,640	1.0
85,000		Patterson-UTI Energy, Inc.	1,901,450	0.9
27,500	@	PDC Energy, Inc.	1,844,150	0.9
43,000	@	RSP Permian, Inc.	1,667,540	0.8
47,500		SM Energy Co.	1,832,550	0.9
210,000		Teekay Tankers Ltd.	531,300	0.2
67,000	@	Whiting Petroleum Corp.	585,580	0.3
			12,910,150	6.1

		Financials: 30.6%
99,000		American Equity Investment Life Holding Co.	1,755,270	0.8
61,000		Ameris Bancorp.	2,131,950	1.0
45,500		Amerisafe, Inc.	2,674,490	1.3
64,000		Amtrust Financial Services, Inc.	1,717,120	0.8
51,000		Argo Group International Holdings Ltd.	2,877,420	1.4
54,000		Bank of the Ozarks, Inc.	2,073,600	1.0
66,500	@	BofI Holding, Inc.	1,489,600	0.7
44,000		Cathay General Bancorp.	1,354,320	0.6
58,000		Chesapeake Lodging Trust	1,328,200	0.6
66,300		CNO Financial Group, Inc.	1,012,401	0.5
66,000		Community Bank System, Inc.	3,175,260	1.5
72,000	@	Customers Bancorp, Inc.	1,811,520	0.9
36,900		First American Financial Corp.	1,449,432	0.7
97,000		First Industrial Realty Trust, Inc.	2,737,340	1.3
53,500		Hancock Holding Co.	1,735,005	0.8
120,281		Hope Bancorp, Inc.	2,089,281	1.0
54,500		Independent Bank Corp.	2,947,905	1.4
72,000		Janus Capital Group, Inc.	1,008,720	0.5
74,500		Mack-Cali Realty Corp.	2,027,890	1.0
49,200		MB Financial, Inc.	1,871,568	0.9
107,500	@	MBIA, Inc.	837,425	0.4
298,000	@	MGIC Investment Corp.	2,384,000	1.1
50,800		Physicians Realty Trust	1,094,232	0.5
33,000		Prosperity Bancshares, Inc.	1,811,370	0.9
73,000		Renasant Corp.	2,454,990	1.2
78,000		Sandy Spring Bancorp, Inc.	2,385,240	1.1
160,000		Sterling Bancorp/DE	2,800,000	1.3
22,860		TriplePoint Venture Growth BDC Corp.	242,316	0.1
26,900		UMB Financial Corp.	1,599,205	0.7
65,000		Umpqua Holdings Corp.	978,250	0.5
82,500		Union Bankshares Corp.	2,208,525	1.0
82,000		Virtu Financial, Inc.	1,227,540	0.6
54,000	@	Western Alliance Bancorp.	2,027,160	1.0
29,000		Wintrust Financial Corp.	1,611,530	0.8
42,500		WSFS Financial Corp.	1,550,825	0.7
			64,480,900	30.6

		Health Care: 6.8%
19,000	@	Amsurg Corp.	1,273,950	0.6
11,000	@	Bluebird Bio, Inc.	745,580	0.4
52,000	@	Catalent, Inc.	1,343,680	0.6
56,000	@	Globus Medical Inc	1,263,920	0.6
33,500	@	LHC Group, Inc.	1,235,480	0.6
60,500	@	Merit Medical Systems, Inc.	1,469,545	0.7
22,300	@	Parexel International Corp.	1,548,735	0.7
48,000	@	Patheon NV	1,422,240	0.7
31,200	@	VCA, Inc.	2,183,376	1.0
73,000	@	Wright Medical Group NV	1,790,690	0.9
			14,277,196	6.8

		Industrials: 12.9%
58,500		ABM Industries, Inc.	2,322,450	1.1
48,500		Barnes Group, Inc.	1,966,675	0.9

VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
47,000	@	Beacon Roofing Supply, Inc.	$1,977,290	0.9
20,000		Curtiss-Wright Corp.	1,822,200	0.9
37,000		Deluxe Corp.	2,472,340	1.2
46,500		Emcor Group, Inc.	2,772,330	1.3
47,000		Franklin Electric Co., Inc.	1,913,370	0.9
35,512		Granite Construction, Inc.	1,766,367	0.8
81,500	@	Mastec, Inc.	2,423,810	1.2
90,000	@	Neff Corp.	855,000	0.4
34,700		Oshkosh Corp.	1,943,200	0.9
52,000		Skywest, Inc.	1,373,320	0.7
100,000	@	Swift Transportation Co.	2,147,000	1.0
37,000	@	XPO Logistics, Inc.	1,356,790	0.7
			27,112,142	12.9

		Information Technology: 12.0%
34,500	@	Cirrus Logic, Inc.	1,833,675	0.9
141,000		Cypress Semiconductor Corp.	1,714,560	0.8
13,000		Ebix, Inc.	739,050	0.3
45,000	@	Fabrinet	2,006,550	0.9
77,000	@	Finisar Corp.	2,294,600	1.1
62,000	@	Fitbit, Inc.	920,080	0.4
111,000	@	Formfactor, Inc.	1,204,350	0.6
80,000	@	II-VI, Inc.	1,946,400	0.9
90,000	@	Integrated Device Technology, Inc.	2,079,000	1.0
140,000	@	Kulicke & Soffa Industries, Inc.	1,810,200	0.9
194,000	@	Oclaro, Inc.	1,658,700	0.8
17,042	@	Rogers Corp.	1,040,925	0.5
31,500		Science Applications International Corp.	2,185,155	1.0
19,500		Synnex Corp.	2,225,145	1.1
36,000	@	Take-Two Interactive Software, Inc.	1,622,880	0.8
			25,281,270	12.0

		Materials: 6.2%
42,500		Cabot Corp.	2,227,425	1.1
38,500		Carpenter Technology Corp.	1,588,510	0.7
233,000		Hecla Mining Co.	1,328,100	0.6
56,500		KapStone Paper and Packaging Corp.	1,068,980	0.5
33,500		Materion Corp.	1,028,785	0.5
31,000		Neenah Paper, Inc.	2,449,310	1.2
49,400		Olin Corp.	1,013,688	0.5
61,000		Orion Engineered Carbons SA	1,143,140	0.5
25,432	@	US Concrete Inc.	1,171,525	0.6
			13,019,463	6.2

		Real Estate: 6.1%
60,000		American Assets Trust, Inc.	2,602,800	1.2
105,000		Brandywine Realty Trust	1,640,100	0.8
43,500		Highwoods Properties, Inc.	2,267,220	1.1
51,000		Hudson Pacific Properties, Inc.	1,676,370	0.8
42,400		LaSalle Hotel Properties	1,012,088	0.5
17,500		PS Business Parks, Inc.	1,987,475	0.9
22,100		Sun Communities, Inc.	1,734,408	0.8
			12,920,461	6.1

		Utilities: 5.4%
58,500		Avista Corp.	2,444,715	1.2
21,200		Black Hills Corp.	1,297,864	0.6
64,000		New Jersey Resources Corp.	2,103,040	1.0
19,000		ONE Gas, Inc.	1,174,960	0.5
73,000		South Jersey Industries, Inc.	2,157,150	1.0
32,500		Southwest Gas Corp.	2,270,450	1.1
			11,448,179	5.4

	Total Common Stock (Cost $172,819,334)		207,124,549	98.2

SHORT-TERM INVESTMENTS: 2.1%
		Mutual Funds: 2.1%
4,389,380		BlackRock Liquidity Funds, FedFund, Institutional Class, 0.336%
		(Cost $4,389,380)	4,389,380	2.1

	Total Short-Term Investments (Cost $4,389,380)		4,389,380	2.1

	Total Investments in Securities (Cost $177,208,714)		$211,513,929	100.3
	Liabilities in Excess of Other Assets		(546,558)	(0.3)
	Net Assets		$210,967,371	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $177,453,654.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$40,102,106
Gross Unrealized Depreciation	(6,041,831)

Net Unrealized Appreciation	$34,060,275

VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Common Stock*	$207,124,549	$–	$–	$207,124,549
Short-Term Investments	4,389,380	–	–	4,389,380
Total Investments, at fair value	$211,513,929	$–	$–	$211,513,929

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.5%
		Consumer Discretionary: 13.3%
14,700		Advance Auto Parts, Inc.	$2,192,064	0.4
277,936		Carnival Corp.	13,568,836	2.7
47,404		CBS Corp. - Class B	2,594,895	0.5
13,907	@	Charter Communications, Inc.	3,754,473	0.7
143,121		Comcast Corp. – Class A	9,494,647	1.9
284,472		General Motors Co.	9,037,675	1.8
181,161		Johnson Controls International plc	8,429,421	1.7
80,297		Target Corp.	5,514,798	1.1
32,993		Time Warner, Inc.	2,626,573	0.5
214,764		Twenty-First Century Fox, Inc. - Class B	5,313,261	1.0
138,448		Viacom, Inc. - Class B	5,274,869	1.0
			67,801,512	13.3

		Consumer Staples: 3.5%
55,013		Coca-Cola Co.	2,328,150	0.5
57,993		CVS Health Corp.	5,160,797	1.0
35,051		Mondelez International, Inc.	1,538,739	0.3
67,004		Unilever NV ADR	3,088,884	0.6
78,009		Wal-Mart Stores, Inc.	5,626,009	1.1
			17,742,579	3.5

		Energy: 16.5%
267,221		BP PLC ADR	9,395,490	1.8
145,252		Canadian Natural Resources Ltd.	4,643,370	0.9
86,601		Chevron Corp.	8,912,975	1.8
202,392		Devon Energy Corp.	8,927,511	1.8
127,163		Halliburton Co.	5,707,075	1.1
106,980		Hess Corp.	5,736,267	1.1
190,264		Marathon Oil Corp.	3,008,074	0.6
67,977		Occidental Petroleum Corp.	4,956,883	1.0
245,419		QEP Resources, Inc.	4,793,033	0.9
203,356		Royal Dutch Shell PLC - Class A ADR	10,182,035	2.0
423,329		Suncor Energy, Inc.	11,760,080	2.3
1,054,019	@,L	Weatherford International PLC	5,923,587	1.2
			83,946,380	16.5

		Financials: 30.8%
68,673		Aflac, Inc.	4,935,529	1.0
121,646		American International Group, Inc.	7,218,474	1.4
104,712		Allstate Corp.	7,243,976	1.4
378,783		Ally Financial, Inc.	7,374,905	1.5
1,017,145		Bank of America Corp.	15,918,319	3.1
143,176		Bank of New York Mellon Corp.	5,709,859	1.1
528,402		Citigroup, Inc.	24,956,426	4.9
177,637		Citizens Financial Group, Inc.	4,389,410	0.9
382,492		Fifth Third Bancorp	7,825,786	1.5
28,997		Goldman Sachs Group, Inc.	4,676,346	0.9
298,562		JPMorgan Chase & Co.	19,881,244	3.9
203,291		Metlife, Inc.	9,032,219	1.8
256,700		Morgan Stanley	8,229,802	1.6
99,621		PNC Financial Services Group, Inc.	8,974,856	1.8
131,182		State Street Corp.	9,134,203	1.8
50,616		US Bancorp	2,170,920	0.4
200,609		Wells Fargo & Co.	8,882,967	1.8
			156,555,241	30.8

		Health Care: 10.6%
57,738		AbbVie, Inc.	3,641,536	0.7
40,468		Anthem, Inc.	5,071,045	1.0
17,941	@	Biogen, Inc.	5,616,071	1.1
50,044		Gilead Sciences, Inc.	3,959,481	0.8
52,411		Medtronic PLC	4,528,311	0.9
129,142		Merck & Co., Inc.	8,059,752	1.6
62,413		Novartis AG	4,925,654	1.0
315,485		Pfizer, Inc.	10,685,477	2.1
191,303	L	Sanofi ADR	7,305,862	1.4
			53,793,189	10.6

		Industrials: 6.4%
113,824		Caterpillar, Inc.	10,104,156	2.0
105,429		Emerson Electric Co.	5,746,935	1.1
213,815		General Electric Co.	6,333,200	1.3
51,137		Ingersoll-Rand PLC - Class A	3,474,248	0.7
167,877		Textron, Inc.	6,673,111	1.3
			32,331,650	6.4

		Information Technology: 11.9%
415,102		Cisco Systems, Inc.	13,167,035	2.6
17,804	@	Citrix Systems, Inc.	1,517,257	0.3
235,809	@	eBay, Inc.	7,758,116	1.5
217,910		HP, Inc.	3,384,142	0.7
202,603		Intel Corp.	7,648,263	1.5
144,961		Microsoft Corp.	8,349,754	1.7
266,814		NetApp, Inc.	9,557,278	1.9
91,995	@	PayPal Holdings, Inc.	3,769,035	0.7
9,742		Qualcomm, Inc.	667,327	0.1
120,367		Symantec Corp.	3,021,212	0.6
39,702	@	Yahoo!, Inc.	1,711,156	0.3
			60,550,575	11.9

		Materials: 2.4%
496,755		Alcoa, Inc.	5,037,096	1.0
106,977		CF Industries Holdings, Inc.	2,604,890	0.5
89,451		International Paper Co.	4,291,859	0.9
			11,933,845	2.4

		Telecommunication Services: 1.3%
1,034,126	L	Frontier Communications Corp.	4,301,964	0.8
822,610		Vodafone Group PLC	2,359,172	0.5
			6,661,136	1.3

		Utilities: 0.8%
54,560		FirstEnergy Corp.	1,804,845	0.4

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
33,123	PG&E Corp.	$2,026,134	0.4
		3,830,979	0.8

	Total Common Stock (Cost $443,744,757)	495,147,086	97.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.0%
	Securities Lending Collateralcc: 1.1%
1,380,214	Cantor Fitzgerald, Repurchase Agreement dated 09/30/16, 0.54%, due 10/03/16 (Repurchase Amount $1,380,275, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,407,818, due 11/01/16-07/20/66)	1,380,214	0.3
1,380,214	Daiwa Capital Markets, Repurchase Agreement dated 09/30/16, 0.52%, due 10/03/16 (Repurchase Amount $1,380,273, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,407,818, due 10/13/16-09/09/49)	1,380,214	0.3
290,512	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/16, 0.50%, due 10/03/16 (Repurchase Amount $290,524, collateralized by various U.S. Government Agency Obligations, 2.140%-6.000%, Market Value plus accrued interest $296,322, due 03/01/26-09/01/46)	290,512	0.0
1,380,214	Nomura Securities, Repurchase Agreement dated 09/30/16, 0.52%, due 10/03/16 (Repurchase Amount $1,380,273, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $1,407,818, due 04/15/17-02/20/63)	1,380,214	0.3
1,380,200	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/16, 0.60%, due 10/03/16 (Repurchase Amount $1,380,268, collateralized by various U.S. Government Securities, 0.125%-3.375%, Market Value plus accrued interest $1,407,870, due 04/15/18-09/09/49)	1,380,200	0.2
		5,811,354	1.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.9%
14,677,406	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.336%
	(Cost $14,677,406)	14,677,406	2.9
	Total Short-Term Investments (Cost $20,488,760)	20,488,760	4.0

	Total Investments in Securities (Cost $464,233,517)	$515,635,846	101.5
	Liabilities in Excess of Other Assets	(7,665,654)	(1.5)
	Net Assets	$507,970,192	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2016.

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Cost for federal income tax purposes is $473,634,913.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$74,227,246
Gross Unrealized Depreciation	(32,226,313)

Net Unrealized Appreciation	$42,000,933

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$67,801,512	$–	$–	$67,801,512
Consumer Staples	17,742,579	–	–	17,742,579
Energy	83,946,380	–	–	83,946,380
Financials	156,555,241	–	–	156,555,241
Health Care	48,867,535	4,925,654	–	53,793,189
Industrials	32,331,650	–	–	32,331,650
Information Technology	60,550,575	–	–	60,550,575
Materials	11,933,845	–	–	11,933,845
Telecommunication Services	4,301,964	2,359,172	–	6,661,136
Utilities	3,830,979	–	–	3,830,979
Total Common Stock	487,862,260	7,284,826	–	495,147,086
Short-Term Investments	14,677,406	5,811,354	–	20,488,760
Total Investments, at fair value	$502,539,666	$13,096,180	$–	$515,635,846
Other Financial Instruments+
Forward Foreign Currency Contracts	–	10,688	–	10,688
Total Assets	$502,539,666	$13,106,868	$–	$515,646,534
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(216,400)	$–	$(216,400)
Total Liabilities	$–	$(216,400)	$–	$(216,400)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2016, the following forward foreign currency contracts were outstanding for VY® Invesco Comstock Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	Canadian Dollar	4,299,697	Sell	10/21/16	$3,251,385	$3,277,757	$(26,372)
Barclays Bank PLC	EU Euro	3,819,390	Sell	10/21/16	4,272,121	4,294,034	(21,913)
Barclays Bank PLC	British Pound	1,842,930	Sell	10/21/16	2,392,989	2,389,560	3,429
CIBC	Swiss Franc	1,042,448	Sell	10/21/16	1,066,989	1,074,165	(7,176)
CIBC	EU Euro	3,819,390	Sell	10/21/16	4,271,759	4,294,035	(22,276)
CIBC	Canadian Dollar	4,299,726	Sell	10/21/16	3,254,164	3,277,781	(23,617)
CIBC	British Pound	1,842,961	Sell	10/21/16	2,391,869	2,389,601	2,268
Deutsche Bank AG	Swiss Franc	1,042,469	Sell	10/21/16	1,067,523	1,074,185	(6,662)
Deutsche Bank AG	British Pound	1,842,961	Sell	10/21/16	2,392,827	2,389,601	3,226
Goldman Sachs & Co.	British Pound	1,842,961	Sell	10/21/16	2,391,365	2,389,600	1,765
Goldman Sachs & Co.	Swiss Franc	1,042,448	Sell	10/21/16	1,066,910	1,074,164	(7,254)

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	Canadian Dollar	4,299,697	Sell	10/21/16	$3,254,213	$3,277,758	$(23,545)
Goldman Sachs & Co.	EU Euro	3,819,325	Sell	10/21/16	4,271,800	4,293,961	(22,161)
The Royal Bank of Canada	Swiss Franc	1,042,448	Sell	10/21/16	1,067,393	1,074,164	(6,771)
The Royal Bank of Canada	EU Euro	3,819,390	Sell	10/21/16	4,272,492	4,294,035	(21,543)
The Royal Bank of Canada	Canadian Dollar	4,299,697	Sell	10/21/16	3,250,648	3,277,758	(27,110)
							$(205,712)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$10,688
Total Asset Derivatives		$10,688

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$216,400
Total Liability Derivatives		$216,400

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2016:

	Barclays Bank PLC	CIBC	Deutsche Bank AG	Goldman Sachs & Co.	Royal Bank of Canada	Totals
Assets:
Forward foreign currency contracts	$3,429	$2,268	$3,226	$1,765	$-	$10,688
Total Assets	$3,429	$2,268	$3,226	$1,765	$-	$10,688

Liabilities:
Forward foreign currency contracts	$48,285	$53,069	$6,662	$52,960	$55,424	$216,400
Total Liabilities	$48,285	$53,069	$6,662	$52,960	$55,424	$216,400

Net OTC derivative instruments by counterparty, at fair value	$(44,856)	$(50,801)	$(3,436)	$(51,195)	$(55,424)	$(205,712)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-	$-	$-

Net Exposure(1)	$(44,856)	$(50,801)	$(3,436)	$(51,195)	$(55,424)	$(205,712)

(1)  Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 63.9%
		Consumer Discretionary: 6.5%
448,641		Carnival Corp.	$21,902,653	1.3
60,833		CBS Corp. - Class B	3,329,998	0.2
37,272	@	Charter Communications, Inc.	10,062,322	0.6
263,126		Comcast Corp. – Class A	17,455,779	1.0
391,185		General Motors Co.	12,427,947	0.7
264,605		Johnson Controls International plc	12,312,071	0.7
1,436,557		Kingfisher PLC	7,009,014	0.4
156,013		Target Corp.	10,714,973	0.6
162,695		Thomson Reuters Corp.	6,727,546	0.4
121,398		Time Warner, Inc.	9,664,495	0.6
			111,606,798	6.5

		Consumer Staples: 3.1%
178,186		Archer-Daniels-Midland Co.	7,514,104	0.4
324,951		Mondelez International, Inc.	14,265,349	0.8
129,194		Philip Morris International, Inc.	12,560,241	0.7
246,838		Walgreens Boots Alliance, Inc.	19,900,079	1.2
			54,239,773	3.1

		Energy: 8.7%
461,596		Apache Corp.	29,482,137	1.7
363,186		Baker Hughes, Inc.	18,329,997	1.1
528,255		Canadian Natural Resources Ltd.	16,887,088	1.0
531,784		Devon Energy Corp.	23,456,992	1.3
126,115		Exxon Mobil Corp.	11,007,317	0.6
163,526		Occidental Petroleum Corp.	11,924,316	0.7
890,037		Royal Dutch Shell PLC - Class A	22,142,140	1.3
274,507	L	Total S.A.	13,055,780	0.7
888,137	@,L	Weatherford International PLC	4,991,330	0.3
			151,277,097	8.7

		Financials: 19.8%
124,590		Aon PLC	14,015,129	0.8
2,227,290		Bank of America Corp.	34,857,089	2.0
257,593		BB&T Corp.	9,716,408	0.6
372,051		Charles Schwab Corp.	11,745,650	0.7
1,029,615		Citigroup, Inc.	48,628,716	2.8
841,808		Citizens Financial Group, Inc.	20,801,076	1.2
67,669		CME Group, Inc.	7,072,764	0.4
244,803		Comerica, Inc.	11,584,078	0.7
805,227		Fifth Third Bancorp	16,474,944	0.9
616,563		First Horizon National Corp.	9,390,255	0.5
69,440		Goldman Sachs Group, Inc.	11,198,589	0.6
772,135		JPMorgan Chase & Co.	51,416,470	3.0
133,768		Marsh & McLennan Cos., Inc.	8,995,898	0.5
861,043		Morgan Stanley	27,605,039	1.6
171,685		Northern Trust Corp.	11,672,863	0.7
226,071		PNC Financial Services Group, Inc.	20,366,736	1.2
238,953		State Street Corp.	16,638,297	1.0
84,830		Willis Towers Watson PLC	11,262,879	0.6
			343,442,880	19.8

		Health Care: 8.3%
75,363		Amgen, Inc.	12,571,302	0.7
64,882		Anthem, Inc.	8,130,364	0.5
277,732		Baxter International, Inc.	13,220,043	0.8
117,147		Eli Lilly & Co.	9,402,218	0.5
112,574	@	Express Scripts Holding Co.	7,939,844	0.5
199,457		Medtronic PLC	17,233,085	1.0
393,066		Merck & Co., Inc.	24,531,249	1.4
143,001		Novartis AG	11,285,686	0.7
642,891		Pfizer, Inc.	21,774,718	1.3
146,831		Sanofi	11,181,376	0.6
40,774		UnitedHealth Group, Inc.	5,708,360	0.3
			142,978,245	8.3

		Industrials: 4.3%
173,204		Caterpillar, Inc.	15,375,319	0.9
423,696		CSX Corp.	12,922,728	0.7
101,057		General Dynamics Corp.	15,680,004	0.9
665,282		General Electric Co.	19,705,653	1.1
167,750		Ingersoll-Rand PLC - Class A	11,396,935	0.7
			75,080,639	4.3

		Information Technology: 9.2%
442,046		Applied Materials, Inc.	13,327,687	0.8
645,275		Cisco Systems, Inc.	20,468,123	1.2
134,376	@	Citrix Systems, Inc.	11,451,523	0.7
443,861	@	eBay, Inc.	14,603,027	0.8
436,748		Intel Corp.	16,487,237	0.9
537,133		Juniper Networks, Inc.	12,923,420	0.7
293,304		Microsoft Corp.	16,894,310	1.0
525,510		Oracle Corp.	20,642,033	1.2
297,416	@	PayPal Holdings, Inc.	12,185,133	0.7
291,848		Qualcomm, Inc.	19,991,588	1.2
			158,974,081	9.2

		Materials: 1.8%
81,918		Agrium, Inc.	7,429,144	0.5
516,620		BHP Billiton Ltd.	8,949,159	0.5
576,213		Mosaic Co.	14,094,170	0.8
			30,472,473	1.8

		Telecommunication Services: 1.3%
186,922		Orange SA	2,928,625	0.2
189,764		Verizon Communications, Inc.	9,863,933	0.6
335,113	L	Vodafone Group PLC ADR	9,768,544	0.5
			22,561,102	1.3

		Utilities: 0.9%
197,015		FirstEnergy Corp.	6,517,256	0.4

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: (continued)
155,570		PG&E Corp.	$9,516,217	0.5
			16,033,473	0.9

	Total Common Stock
	(Cost $1,030,039,381)		1,106,666,561	63.9

PREFERRED STOCK: 1.1%
		Energy: 0.4%
140,612	@,P	El Paso Energy Capital Trust I	7,030,600	0.4

		Financials: 0.7%
68,900	@	AMG Capital Trust II	3,742,131	0.2
56,155	@	Keycorp	7,651,119	0.5
4,000	@,P	Wells Fargo & Co.	107,000	0.0
			11,500,250	0.7

	Total Preferred Stock
	(Cost $16,495,141)		18,530,850	1.1

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 19.4%
		Basic Materials: 0.2%
1,320,000		Eastman Chemical Co., 2.700%, 01/15/20	1,355,112	0.1
195,000		International Paper Co., 6.000%, 11/15/41	231,867	0.0
315,000		Monsanto Co., 2.125%, 07/15/19	319,279	0.0
770,000	#	Montell Finance Co. BV, 8.100%, 03/15/27	1,038,300	0.1
150,000		Rio Tinto Finance USA Ltd., 7.125%, 07/15/28	201,096	0.0
335,000		Rio Tinto Finance USA Ltd., 9.000%, 05/01/19	395,979	0.0
			3,541,633	0.2

		Communications: 3.2%
455,000		America Movil S.A.B de CV, 4.375%, 07/16/42	450,598	0.0
466,000		AT&T, Inc., 3.400%, 05/15/25	479,912	0.0
837,000		AT&T, Inc., 3.000%, 06/30/22	861,700	0.1
505,000		AT&T, Inc., 3.800%, 03/15/22	541,611	0.0
747,000		AT&T, Inc., 4.500%, 05/15/35	788,833	0.0
1,300,000		AT&T, Inc., 4.800%, 06/15/44	1,373,172	0.1
2,960,000		AT&T, Inc., 5.150%, 03/15/42	3,230,739	0.2
101,000		AT&T, Inc., 5.350%, 09/01/40	113,779	0.0
270,000		AT&T, Inc., 6.150%, 09/15/34	327,546	0.0
1,635,000	#	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/22	1,767,751	0.1
2,421,000		Ciena Corp., 4.000%, 12/15/20	3,247,166	0.2
1,019,000		Comcast Corp., 5.700%, 05/15/18	1,091,101	0.1
135,000		Comcast Corp., 6.450%, 03/15/37	187,110	0.0
1,210,000	#	Cox Communications, Inc., 8.375%, 03/01/39	1,571,783	0.1
2,700,000	#	Crown Castle Towers, LLC, 4.883%, 08/15/20	2,953,685	0.2
435,000	#	Crown Castle Towers, LLC, 6.113%, 01/15/40	482,490	0.0
2,612,000	#	Ctrip.com International Ltd., 1.250%, 09/15/22	2,636,487	0.2
4,731,000	#	DISH Network Corp., 3.375%, 08/15/26	5,204,100	0.3
1,576,000		FireEye, Inc., 1.000%, 06/01/35	1,458,785	0.1
1,576,000		FireEye, Inc., 1.625%, 06/01/35	1,444,010	0.1
285,000		Interpublic Group of Cos., Inc., 2.250%, 11/15/17	286,302	0.0
4,912,000		JDS Uniphase Corp., 0.625%, 08/15/33	4,912,000	0.3
2,954,000	#	Liberty Interactive LLC, 1.750%, 09/30/46	3,134,932	0.2
9,559,000		Liberty Media Corp., 1.375%, 10/15/23	10,013,053	0.6
1,933,000	#	Liberty Media Corp., 2.250%, 09/30/46	2,016,361	0.1
125,000		NBCUniversal Media, LLC, 5.150%, 04/30/20	140,307	0.0
210,000		NBCUniversal Media, LLC, 5.950%, 04/01/41	283,367	0.0
415,000		Rogers Communications, Inc., 4.500%, 03/15/43	449,876	0.0
370,000		Telefonica Emisones SAU, 7.045%, 06/20/36	487,688	0.0
136,000		Verizon Communications, Inc., 4.125%, 08/15/46	136,973	0.0
535,000		Verizon Communications, Inc., 4.400%, 11/01/34	568,936	0.0
1,058,000		Verizon Communications, Inc., 4.522%, 09/15/48	1,126,490	0.1
467,000		Verizon Communications, Inc., 5.012%, 08/21/54	519,418	0.0
745,000		Verizon Communications, Inc., 5.150%, 09/15/23	868,370	0.1
			55,156,431	3.2

		Consumer, Cyclical: 1.1%
2,650,000		Advance Auto Parts, Inc., 4.500%, 12/01/23	2,875,759	0.2
387,000		Advance Auto Parts, Inc., 5.750%, 05/01/20	427,732	0.0

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
689,611		American Airlines 2014-1 Class A Pass Through Trust, 3.700%, 10/01/26	$721,505	0.0
510,000		AutoZone, Inc., 3.125%, 04/21/26	522,472	0.0
775,000		Cintas Corp. No 2, 6.125%, 12/01/17	818,157	0.1
204,406		Continental Airlines 2010-1 Class A Pass Through Trust, 4.750%, 07/15/22	219,481	0.0
340,938		Continental Airlines 2012-1 Class A Pass Thru Trusts, 4.150%, 10/11/25	364,377	0.0
620,000		CVS Health Corp., 3.375%, 08/12/24	657,605	0.0
601,917		CVS Pass-Through Trust, 6.036%, 12/10/28	699,521	0.0
124,923		Delta Air Lines 2010-1 Class A Pass Through Trust, 6.200%, 01/02/20	132,886	0.0
595,000		Dollar General Corp., 3.250%, 04/15/23	615,347	0.0
368,000		Ford Motor Credit Co. LLC, 3.096%, 05/04/23	371,285	0.0
1,056,000		Ford Motor Credit Co. LLC, 4.134%, 08/04/25	1,116,819	0.1
563,000		General Motors Co., 6.600%, 04/01/36	680,558	0.0
713,000		General Motors Financial Co., Inc., 5.250%, 03/01/26	782,252	0.1
896,000		Home Depot, Inc., 2.000%, 04/01/21	912,631	0.1
725,000		MDC Holdings, Inc., 6.000%, 01/15/43	658,300	0.0
305,000		Newell Rubbermaid, Inc., 5.500%, 04/01/46	371,775	0.0
1,460,000		QVC, Inc., 5.450%, 08/15/34	1,357,431	0.1
594,000		Ross Stores, Inc., 3.375%, 09/15/24	632,532	0.0
833,956		United Airlines 2014-2 Class A Pass Through Trust, 3.750%, 03/03/28	878,781	0.1
1,182,076	#	Virgin Australia 2013-1A Trust, 5.000%, 04/23/25	1,227,882	0.1
389,000		Walgreens Boots Alliance, Inc., 3.100%, 06/01/23	401,948	0.0
1,000,000		Walgreens Boots Alliance, Inc., 3.300%, 11/18/21	1,058,771	0.1
737,000		Walgreens Boots Alliance, Inc., 4.500%, 11/18/34	790,035	0.1
			19,295,842	1.1

		Consumer, Non-cyclical: 3.6%
3,300,000		AbbVie, Inc., 1.750%, 11/06/17	3,310,322	0.2
1,137,000		AbbVie, Inc., 4.500%, 05/14/35	1,217,870	0.1
985,000		Actavis Funding SCS, 4.850%, 06/15/44	1,090,325	0.1
610,000		Aetna, Inc., 3.950%, 09/01/20	656,742	0.0
476,000		Aetna, Inc., 4.375%, 06/15/46	501,824	0.0
952,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	983,414	0.1
871,000		Anheuser-Busch InBev Finance, Inc., 3.300%, 02/01/23	919,390	0.1
1,475,000		Anheuser-Busch InBev Finance, Inc., 4.700%, 02/01/36	1,703,020	0.1
1,646,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/46	1,982,330	0.1
981,000	#	Bayer US Finance LLC, 3.000%, 10/08/21	1,028,077	0.1
507,000		Becton Dickinson & Co., 2.675%, 12/15/19	523,942	0.0
715,000		Becton Dickinson and Co., 3.875%, 05/15/24	776,597	0.1
435,000		Becton Dickinson and Co., 4.875%, 05/15/44	503,606	0.0
3,611,000		BioMarin Pharmaceutical, Inc., 1.500%, 10/15/20	4,520,521	0.3
4,224,000		Brookdale Senior Living, Inc., 2.750%, 06/15/18	4,210,800	0.3
1,445,000		Celgene Corp., 4.625%, 05/15/44	1,532,849	0.1
325,000		Celgene Corp., 4.000%, 08/15/23	350,791	0.0
260,000		Celgene Corp., 5.000%, 08/15/45	294,624	0.0
240,000		Corn Products International, Inc., 6.625%, 04/15/37	309,048	0.0
493,000		Edwards Lifesciences Corp., 2.875%, 10/15/18	502,692	0.0
965,000	#	ERAC USA Finance LLC, 2.350%, 10/15/19	981,027	0.1
420,000		Express Scripts Holding Co., 2.250%, 06/15/19	426,253	0.0
1,400,000		General Mills, Inc., 2.200%, 10/21/19	1,429,613	0.1
755,000		Gilead Sciences, Inc., 4.400%, 12/01/21	844,039	0.1
80,000		GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	115,837	0.0
4,573,000		HealthSouth Corp., 2.000%, 12/01/43	5,381,849	0.3
2,410,000		Jazz Investments I Ltd., 1.875%, 08/15/21	2,455,188	0.1
287,000		Kroger Co., 3.875%, 10/15/46	290,859	0.0
963,000		Laboratory Corp. of America Holdings, 3.200%, 02/01/22	1,004,210	0.1

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
423,000		Laboratory Corp. of America Holdings, 4.700%, 02/01/45	$463,074	0.0
1,768,000		Live Nation Entertainment, Inc., 2.500%, 05/15/19	1,923,805	0.1
730,000		McKesson Corp., 2.284%, 03/15/19	743,291	0.1
92,000		Mead Johnson Nutrition Co., 4.125%, 11/15/25	99,990	0.0
1,168,000	#	Medicines Co., 2.750%, 07/15/23	1,195,010	0.1
1,733,000		Medtronic, Inc., 3.150%, 03/15/22	1,842,995	0.1
576,000		Medtronic, Inc., 4.375%, 03/15/35	655,301	0.0
502,000		Molson Coors Brewing Co., 1.450%, 07/15/19	500,848	0.0
513,000		Molson Coors Brewing Co., 4.200%, 07/15/46	538,213	0.0
630,000		Moody's Corp., 4.500%, 09/01/22	702,419	0.0
574,000	#	Mylan NV, 3.150%, 06/15/21	585,443	0.0
785,000	#	Mylan NV, 5.250%, 06/15/46	836,708	0.1
2,577,000	#	NuVasive, Inc., 2.250%, 03/15/21	3,272,790	0.2
275,000		Perrigo Co. PLC, 2.300%, 11/08/18	276,072	0.0
200,000		Perrigo Finance Unlimited Co., 3.500%, 03/15/21	207,075	0.0
275,000		Philip Morris International, Inc., 3.600%, 11/15/23	300,935	0.0
820,000		Philip Morris International, Inc., 4.875%, 11/15/43	992,413	0.1
474,000		Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 07/21/23	476,105	0.0
419,000		Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/46	419,916	0.0
354,000		Tyson Foods, Inc., 4.875%, 08/15/34	393,715	0.0
145,000		Ventas Realty L.P., 5.700%, 09/30/43	175,730	0.0
415,000		Verisk Analytics, Inc., 5.500%, 06/15/45	447,828	0.0
1,222,000	#	Wright Medical Group NV, 2.250%, 11/15/21	1,594,710	0.1
3,018,000		Wright Medical Group, Inc., 2.000%, 02/15/20	3,238,691	0.2
79,000		Zoetis, Inc., 4.700%, 02/01/43	83,651	0.0
			61,814,387	3.6

		Diversified: 0.0%
415,000		Brixmor Operating Partnership LP, 3.875%, 08/15/22	435,615	0.0

		Energy: 1.3%
397,000		Anadarko Petroleum Corp., 4.850%, 03/15/21	428,110	0.0
610,000		Anadarko Petroleum Corp., 6.600%, 03/15/46	746,515	0.1
1,213,000		Chesapeake Energy Corp., 5.500%, 09/15/26	1,213,000	0.1
2,284,000		Chevron Corp., 1.365%, 03/02/18	2,288,438	0.1
360,000		Chevron Corp., 1.718%, 06/24/18	362,478	0.0
1,425,000		ConocoPhillips Co., 2.875%, 11/15/21	1,465,826	0.1
1,528,000		ConocoPhillips Co., 4.150%, 11/15/34	1,532,757	0.1
460,000		Enable Midstream Partners L.P., 2.400%, 05/15/19	450,852	0.0
570,000		Energy Transfer Partners L.P., 4.900%, 03/15/35	528,652	0.0
175,000		Enterprise Products Operating L.P., 5.250%, 01/31/20	193,375	0.0
300,000		Enterprise Products Operating L.P., 6.500%, 01/31/19	332,928	0.0
615,000		Enterprise Products Operating LLC, 2.550%, 10/15/19	626,443	0.0
1,943,000	L	Helix Energy Solutions Group, Inc., 3.250%, 03/15/32	1,839,778	0.1
250,000		Husky Energy, Inc., 3.950%, 04/15/22	265,075	0.0
700,000		Kinder Morgan, Inc./DE, 5.300%, 12/01/34	701,153	0.1
570,000		Noble Energy, Inc., 5.250%, 11/15/43	582,601	0.0
505,000		Occidental Petroleum Corp., 3.400%, 04/15/26	535,222	0.0
295,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/22	299,424	0.0
1,244,000		Shell International Finance BV, 4.000%, 05/10/46	1,279,379	0.1
165,000		Spectra Energy Capital, LLC, 7.500%, 09/15/38	206,134	0.0
858,000		Spectra Energy Partners L.P., 4.500%, 03/15/45	865,260	0.1
544,000		Suncor Energy, Inc., 3.600%, 12/01/24	571,510	0.0
835,000		Sunoco Logistics Partner, 5.300%, 04/01/44	852,255	0.1
550,000		Sunoco Logistics Partner, 5.500%, 02/15/30	602,491	0.0
215,000		Texas Eastern Transmission LP, 7.000%, 07/15/32	269,556	0.0

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
3,679,000		Weatherford International Ltd., 5.875%, 07/01/21	$4,136,576	0.3
			23,175,788	1.3

		Financial: 5.4%
530,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 3.950%, 02/01/22	543,912	0.0
395,000		American International Group, Inc., 2.300%, 07/16/19	402,489	0.0
1,685,000		Air Lease Corp., 2.625%, 09/04/18	1,701,036	0.1
851,000		Air Lease Corp., 3.000%, 09/15/23	843,452	0.1
1,870,000		Air Lease Corp., 4.250%, 09/15/24	1,972,644	0.1
543,000		American Express Co., 3.625%, 12/05/24	566,888	0.0
1,200,000		American Financial Group, Inc./OH, 9.875%, 06/15/19	1,446,355	0.1
1,140,000		American International Group, Inc., 4.375%, 01/15/55	1,089,399	0.1
1,117,000	#	Apollo Management Holdings L.P., 4.400%, 05/27/26	1,173,517	0.1
440,000	#	Apollo Management Holdings L.P., 4.000%, 05/30/24	454,080	0.0
927,000	#	Athene Global Funding, 2.875%, 10/23/18	925,157	0.1
948,000		Australia & New Zealand Banking Group Ltd./New York NY, 2.300%, 06/01/21	964,290	0.1
850,000		Bank of America Corp., 3.500%, 04/19/26	885,688	0.1
500,000		Bank of America Corp., 5.650%, 05/01/18	530,568	0.0
400,000		Bank of America Corp., 5.750%, 12/01/17	419,206	0.0
725,000	#	BBVA Bancomer SA/Texas, 4.375%, 04/10/24	762,156	0.1
3,941,000	#	Blackhawk Network Holdings, Inc., 1.500%, 01/15/22	3,773,507	0.2
765,000		Brookfield Asset Management, Inc., 4.000%, 01/15/25	785,939	0.1
520,000		Citigroup, Inc., 4.750%, 05/18/46	550,164	0.0
1,930,000		Citigroup, Inc., 4.000%, 08/05/24	2,028,044	0.1
260,000		Citigroup, Inc., 5.300%, 05/06/44	294,030	0.0
560,000		Citigroup, Inc., 6.675%, 09/13/43	741,128	0.0
595,000		Citizens Financial Group, Inc., 2.375%, 07/28/21	597,792	0.0
325,000		CNA Financial Corp., 5.875%, 08/15/20	369,447	0.0
472,000	#	Credit Suisse AG, 6.500%, 08/08/23	513,300	0.0
1,160,000	#	Credit Suisse Group Funding Guernsey Ltd, 3.800%, 06/09/23	1,177,500	0.1
880,000		Crown Castle International Corp., 4.450%, 02/15/26	968,876	0.1
1,540,000	#	Farmers Exchange Capital III, 5.454%, 10/15/54	1,555,400	0.1
4,179,000	#	Goldman Sachs Group, Inc., 1.000%, 09/28/20	5,185,596	0.3
820,000		Goldman Sachs Group, Inc., 4.250%, 10/21/25	865,092	0.1
355,000		Goldman Sachs Group, Inc., 5.250%, 07/27/21	401,241	0.0
465,000	#	HBOS PLC, 6.750%, 05/21/18	498,130	0.0
840,000		HCP, Inc., 3.875%, 08/15/24	861,680	0.1
320,000		HCP, Inc., 4.200%, 03/01/24	333,370	0.0
4,851,000		Jefferies Group, Inc., 3.875%, 11/01/29	4,935,893	0.3
550,000		JPMorgan Chase & Co., 3.200%, 06/15/26	565,511	0.0
515,000		JPMorgan Chase & Co., 4.250%, 10/01/27	555,607	0.0
665,000		JPMorgan Chase & Co., 5.000%, 12/29/49	657,519	0.0
1,120,000		JPMorgan Chase & Co., 5.300%, 12/29/49	1,138,200	0.1
443,000	#	KKR Group Finance Co. III LLC, 5.125%, 06/01/44	452,836	0.0
1,830,000		Lazard Group LLC, 3.750%, 02/13/25	1,846,488	0.1
2,335,000	#	Liberty Mutual Group, Inc., 4.850%, 08/01/44	2,447,524	0.1
375,000		Lloyds Bank PLC, 2.300%, 11/27/18	379,180	0.0
285,000		Markel Corp., 5.000%, 03/30/43	309,470	0.0
1,300,000	#	MassMutual Global Funding II, 2.000%, 04/15/21	1,307,292	0.1
1,076,000		MGIC Investment Corp., 2.000%, 04/01/20	1,363,158	0.1
2,360,000	#	Mizuho Financial Group Cayman 3 Ltd., 4.600%, 03/27/24	2,610,618	0.2
2,975,000		Morgan Stanley, 2.375%, 07/23/19	3,028,553	0.2
1,040,000		Morgan Stanley, 4.000%, 07/23/25	1,121,108	0.1
2,245,000		National Australia Bank Ltd./New York, 1.875%, 07/12/21	2,234,166	0.1

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,365,000		National Australia Bank Ltd/New York, 2.000%, 01/14/19	$1,378,482	0.1
1,515,000	#	Nationwide Financial Services, Inc., 5.300%, 11/18/44	1,664,727	0.1
1,305,000	#	Nordea Bank AB, 2.250%, 05/27/21	1,325,846	0.1
1,293,000		Old Republic International Corp., 3.750%, 03/15/18	1,558,873	0.1
400,000		Piedmont Operating Partnership L.P., 4.450%, 03/15/24	418,184	0.0
275,000		Prudential Financial, Inc., 5.100%, 08/15/43	308,746	0.0
1,995,000		Prudential Financial, Inc., 6.000%, 12/01/17	2,101,794	0.1
648,000		Radian Group, Inc., 2.250%, 03/01/19	844,020	0.1
1,607,000		Radian Group, Inc., 3.000%, 11/15/17	2,007,746	0.1
125,000		Realty Income Corp., 2.000%, 01/31/18	125,874	0.0
525,000		Reinsurance Group of America, Inc., 4.700%, 09/15/23	574,736	0.0
690,000	#	Reliance Standard Life Global Funding II, 3.050%, 01/20/21	710,743	0.0
1,360,000	#	Societe Generale SA, 2.625%, 09/16/20	1,402,439	0.1
805,000	#	Societe Generale SA, 5.000%, 01/17/24	842,221	0.1
1,535,000		Sovran Acquisition L.P., 3.500%, 07/01/26	1,570,646	0.1
660,000	#	Spirit Realty L.P., 4.450%, 09/15/26	657,336	0.0
985,000	#	Standard Chartered PLC, 3.050%, 01/15/21	1,016,277	0.1
1,100,000		Sumitomo Mitsui Banking Corp., 2.650%, 07/23/20	1,127,624	0.1
1,305,000		SunTrust Bank/Atlanta GA, 3.300%, 05/15/26	1,334,804	0.1
2,140,000		Svenska Handelsbanken AB, 1.875%, 09/07/21	2,129,334	0.1
445,000		Travelers Cos, Inc., 4.600%, 08/01/43	533,569	0.0
585,000	#	UBS Group Funding Jersey Ltd., 4.125%, 04/15/26	615,866	0.0
410,000		US Bancorp, 3.100%, 04/27/26	424,318	0.0
1,020,000		Visa, Inc., 4.150%, 12/14/35	1,159,243	0.1
140,000		Wells Fargo & Co., 1.500%, 01/16/18	140,158	0.0
965,000		Wells Fargo & Co., 3.550%, 09/29/25	1,020,275	0.1
1,815,000		Wells Fargo & Co., 3.900%, 05/01/45	1,877,176	0.1
470,000		Wells Fargo & Co., 4.100%, 06/03/26	499,553	0.0
2,000,000		Wells Fargo & Co., 4.650%, 11/04/44	2,114,150	0.1
350,000		WR Berkley Corp., 4.625%, 03/15/22	384,440	0.0
			93,003,396	5.4

		Industrial: 1.1%
1,105,000	#	Aviation Capital Group Corp., 2.875%, 09/17/18	1,120,194	0.1
1,095,000	#	Aviation Capital Group Corp., 4.875%, 10/01/25	1,189,444	0.1
970,000		Avnet, Inc., 4.625%, 04/15/26	1,006,713	0.1
435,000	#	BAE Systems Holdings, Inc., 2.850%, 12/15/20	445,713	0.0
1,335,000		Burlington Northern Santa Fe LLC, 5.150%, 09/01/43	1,668,159	0.1
330,000		CSX Corp., 5.500%, 04/15/41	408,220	0.0
1,015,000		Deere & Co., 2.600%, 06/08/22	1,054,275	0.1
3,260,000		Eaton Corp., 1.500%, 11/02/17	3,269,242	0.2
295,000		FedEx Corp., 4.900%, 01/15/34	340,108	0.0
605,000		FedEx Corp., 5.100%, 01/15/44	723,407	0.0
304,000		Northrop Grumman Corp., 3.850%, 04/15/45	317,638	0.0
703,000		Packaging Corp. of America, 4.500%, 11/01/23	773,202	0.0
545,000		Pentair Finance SA, 5.000%, 05/15/21	595,085	0.0
820,000		Precision Castparts Corp., 1.250%, 01/15/18	820,832	0.1
285,000		Precision Castparts Corp., 2.500%, 01/15/23	294,133	0.0
410,000	#	SMBC Aviation Capital Finance DAC, 2.650%, 07/15/21	411,051	0.0
157,000		Union Pacific Corp., 3.646%, 02/15/24	171,737	0.0
730,000		Union Pacific Corp., 4.150%, 01/15/45	809,174	0.1
375,000		Union Pacific Corp., 4.850%, 06/15/44	461,233	0.0
550,000		Valmont Industries, Inc., 5.000%, 10/01/44	536,497	0.0
2,193,000		Valmont Industries, Inc., 5.250%, 10/01/54	2,067,321	0.1
752,000		Waste Management, Inc., 3.900%, 03/01/35	806,043	0.1
			19,289,421	1.1

		Technology: 3.5%
1,146,000		Apple, Inc., 2.150%, 02/09/22	1,165,888	0.1
7,292,000		Citrix Systems, Inc., 0.500%, 04/15/19	8,280,977	0.5

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
340,000		Computer Sciences Corp., 4.450%, 09/15/22	$360,237	0.0
35,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 8.350%, 07/15/46	42,055	0.0
910,000	#	Diamond 1 Finance Corp. /Diamond 2 Finance Corp., 5.450%, 06/15/23	975,977	0.1
3,490,000		Intel Corp., 1.350%, 12/15/17	3,501,468	0.2
5,367,000	L	Lam Research Corp., 1.250%, 05/15/18	8,570,428	0.5
2,788,000		Microchip Technology, Inc., 1.625%, 02/15/25	3,568,640	0.2
5,485,000	L	Micron Technology, Inc., 3.000%, 11/15/43	4,902,219	0.3
649,000		Microsoft Corp., 3.500%, 02/12/35	667,113	0.0
925,000		NetApp, Inc., 3.375%, 06/15/21	969,313	0.1
3,387,000	L	NetSuite, Inc., 0.250%, 06/01/18	3,755,336	0.2
1,613,000	#	Nuance Communications, Inc., 1.000%, 12/15/35	1,411,375	0.1
2,514,000		NVIDIA Corp., 1.000%, 12/01/18	8,566,455	0.5
5,271,000		ON Semiconductor Corp., 1.000%, 12/01/20	5,369,831	0.3
1,810,000		Oracle Corp., 1.900%, 09/15/21	1,815,989	0.1
1,005,000		Oracle Corp., 4.300%, 07/08/34	1,094,046	0.1
330,000		Pitney Bowes, Inc., 4.625%, 03/15/24	343,244	0.0
3,899,000		SanDisk Corp., 0.500%, 10/15/20	3,466,909	0.2
540,000		Seagate HDD Cayman, 4.750%, 01/01/25	510,638	0.0
1,146,000		Seagate HDD Cayman, 5.750%, 12/01/34	954,761	0.0
			60,292,899	3.5

		Utilities: 0.0%
605,000		Oglethorpe Power Corp., 4.550%, 06/01/44	671,687	0.0

	Total Corporate Bonds/Notes
	(Cost $316,906,197)		336,677,099	19.4

MUNICIPAL BONDS: 0.0%
		Georgia: 0.0%
175,000		Municipal Electric Authority of Georgia, 6.637%, 04/01/57	237,655	0.0
325,000		Municipal Electric Authority of Georgia, 6.655%, 04/01/57	435,786	0.0

	Total Municipal Bonds
	(Cost $503,963)		673,441	0.0

U.S. TREASURY OBLIGATIONS: 9.6%
		U.S. Treasury Bonds: 0.8%
2,724,300	L	1.500%, due 08/15/26	2,699,825	0.1
11,329,900		2.500%, due 05/15/46	11,764,957	0.7
			14,464,782	0.8

		U.S. Treasury Notes: 8.8%
57,470,000	L	0.750%, due 08/31/18	57,458,793	3.3
57,650,000		0.875%, due 09/15/19	57,645,503	3.3
35,482,000	L	1.125%, due 08/31/21	35,452,905	2.1
799,000		1.375%, due 08/31/23	796,816	0.1
180,000		2.625%, due 11/15/20	191,116	0.0
			151,545,133	8.8

	Total U.S. Treasury Obligations
	(Cost $165,944,603)		166,009,915	9.6

FOREIGN GOVERNMENT BONDS: 0.1%
150,000	#	Electricite de France SA, 4.600%, 01/27/20	163,451	0.0
620,000	#	Electricite de France SA, 4.875%, 01/22/44	672,206	0.1
350,000	#	Electricite de France SA, 5.625%, 12/29/49	344,838	0.0

	Total Foreign Government Bonds
	(Cost $1,096,142)		1,180,495	0.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.2%
		Federal Home Loan Mortgage Corporation: 0.1%##
2,400,000		4.875%, due 06/13/18	2,563,951	0.1

		Federal National Mortgage Association: 0.1%##
915,000		6.625%, due 11/15/30	1,396,067	0.1

	Total U.S. Government Agency Obligations
	(Cost $3,487,858)		3,960,018	0.2

	Total Long-Term Investments
	(Cost $1,534,473,285)		1,633,698,379	94.3

SHORT-TERM INVESTMENTS: 12.5%
		Corporate Bonds/Notes: 2.4%
1,455,000		Actavis Funding SCS, 1.850%, 03/01/17	1,458,837	0.1
530,000		Becton Dickinson and Co., 1.750%, 11/08/16	530,365	0.0
365,000		British Telecommunications PLC, 1.250%, 02/14/17	365,069	0.0
3,000,000		Caterpillar Financial Services Corp., 1.750%, 03/24/17	3,009,348	0.2
500,000		Gilead Sciences, Inc., 3.050%, 12/01/16	501,563	0.0
3,000,000		GlaxoSmithKline Capital PLC, 1.500%, 05/08/17	3,007,776	0.2
4,011,000	#	Goldman Sachs Group, Inc., 1.000%, 03/15/17	6,110,879	0.4
1,040,000		Kraft Heinz Foods Co., 2.250%, 06/05/17	1,046,653	0.1

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Corporate Bonds/Notes (continued)
1,644,000		Kraft Heinz Foods Co., 1.600%, 06/30/17	$1,647,605	0.1
510,000	#	Macquarie Bank Ltd., 5.000%, 02/22/17	516,992	0.0
2,779,000		MGIC Investment Corp., 5.000%, 05/01/17	2,845,001	0.2
3,250,000		National Rural Utilities Cooperative Finance Corp., 0.950%, 04/24/17	3,246,272	0.2
3,930,000	#	New York Life Global Funding, 1.650%, 05/15/17	3,945,409	0.2
130,000		Noble Holding International Ltd., 2.500%, 03/15/17	129,025	0.0
328,000		Philip Morris International, Inc., 1.250%, 08/11/17	328,386	0.0
1,835,000		Philip Morris International, Inc., 1.625%, 03/20/17	1,841,843	0.1
3,630,000	#	Roche Holdings, Inc., 1.350%, 09/29/17	3,642,266	0.2
3,245,000		Vodafone Group PLC, 1.625%, 03/20/17	3,249,880	0.2
3,415,000		Wal-Mart Stores, Inc., 5.524%, 06/01/17	3,517,826	0.2
135,000		Wyndham Worldwide Corp., 2.950%, 03/01/17	135,627	0.0
			41,076,622	2.4

		Securities Lending Collateralcc: 7.0%
28,816,083		Cantor Fitzgerald, Repurchase Agreement dated 09/30/16, 0.54%, due 10/03/16 (Repurchase Amount $28,817,362, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $29,392,405, due 11/01/16-07/20/66)	28,816,083	1.7
28,816,083		Daiwa Capital Markets, Repurchase Agreement dated 09/30/16, 0.52%, due 10/03/16 (Repurchase Amount $28,817,315, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $29,392,405, due 10/13/16-09/09/49)	28,816,083	1.7
6,081,815		Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/16, 0.50%, due 10/03/16 (Repurchase Amount $6,082,065, collateralized by various U.S. Government Agency Obligations, 2.140%-6.000%, Market Value plus accrued interest $6,203,451, due 03/01/26-09/01/46)	6,081,815	0.3
28,816,083		Nomura Securities, Repurchase Agreement dated 09/30/16, 0.52%, due 10/03/16 (Repurchase Amount $28,817,315, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $29,392,405, due 04/15/17-02/20/63)	28,816,083	1.7
28,800,000		State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/16, 0.60%, due 10/03/16 (Repurchase Amount $28,801,420, collateralized by various U.S. Government Securities, 0.125%-3.375%, Market Value plus accrued interest $29,377,378, due 04/15/18-09/09/49)	28,800,000	1.6
			121,330,064	7.0

		U.S. Treasury Notes: 0.0%
120,000		United States Treasury Note, 0.875%, 04/30/17
		(Cost $120,098)	120,241	0.0

Shares			Value	Percentage of Net Assets
		Mutual Funds: 3.1%
53,526,319		BlackRock Liquidity Funds, FedFund, Institutional Class, 0.336%
		(Cost $53,526,319)	53,526,319	3.1

	Total Short-Term Investments
	(Cost $214,086,574)		216,053,246	12.5

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: (continued)
	Total Investments in Securities (Cost $1,748,559,859)	$1,849,751,625	106.8
	Liabilities in Excess of Other Assets	(117,753,892)	(6.8)
	Net Assets	$1,731,997,733	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security.
ADR	American Depositary Receipt
P	Preferred Stock may be called prior to convertible date.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2016.

Cost for federal income tax purposes is $1,754,577,335.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$154,153,073
Gross Unrealized Depreciation	(58,978,783)

Net Unrealized Appreciation	$95,174,290

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$104,597,784	$7,009,014	$–	$111,606,798
Consumer Staples	54,239,773	–	–	54,239,773
Energy	116,079,177	35,197,920	–	151,277,097
Financials	343,442,880	–	–	343,442,880
Health Care	120,511,183	22,467,062	–	142,978,245
Industrials	75,080,639	–	–	75,080,639
Information Technology	158,974,081	–	–	158,974,081
Materials	21,523,314	8,949,159	–	30,472,473
Telecommunication Services	19,632,477	2,928,625	–	22,561,102
Utilities	16,033,473	–	–	16,033,473
Total Common Stock	1,030,114,781	76,551,780	–	1,106,666,561
Preferred Stock	107,000	18,423,850	–	18,530,850
Corporate Bonds/Notes	–	336,677,099	–	336,677,099
Municipal Bonds	–	673,441	–	673,441
Short-Term Investments	53,526,319	162,526,927	–	216,053,246
U.S. Treasury Obligations	–	166,009,915	–	166,009,915
Foreign Government Bonds	–	1,180,495	–	1,180,495
U.S. Government Agency Obligations	–	3,960,018	–	3,960,018
Total Investments, at fair value	$1,083,748,100	$766,003,525	$–	$1,849,751,625
Other Financial Instruments+
Forward Foreign Currency Contracts	–	513,807	–	513,807

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Total Assets	$1,083,748,100	$766,517,332	$–	$1,850,265,432
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(201,233)	$–	$(201,233)
Total Liabilities	$–	$(201,233)	$–	$(201,233)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2016, the following forward foreign currency contracts were outstanding for VY® Invesco Equity and Income Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

State Street Bank	Swiss Franc	22,685	Buy	10/14/16	$23,363	$23,366	$3
State Street Bank	British Pound	43,262	Buy	10/14/16	56,303	56,086	(217)
State Street Bank	Canadian Dollar	59,075	Buy	10/14/16	44,734	45,031	297
State Street Bank	Canadian Dollar	80,323	Buy	10/14/16	60,811	61,228	417
State Street Bank	Swiss Franc	31,074	Buy	10/14/16	31,805	32,005	200
State Street Bank	EU Euro	63,700	Buy	10/14/16	71,217	71,592	375
State Street Bank	British Pound	44,472	Buy	10/14/16	57,734	57,655	(79)
State Street Bank	Swiss Franc	33,573	Buy	10/14/16	34,395	34,578	183
State Street Bank	EU Euro	69,609	Buy	10/14/16	77,960	78,233	273
State Street Bank	British Pound	48,496	Buy	10/14/16	63,751	62,872	(879)
State Street Bank	Canadian Dollar	87,814	Buy	10/14/16	66,768	66,940	172
							$745

The Bank of New York	Swiss Franc	4,169,828	Sell	10/14/16	$4,286,705	$4,294,825	$(8,120)
The Bank of New York	British Pound	11,138,294	Sell	10/14/16	14,681,274	14,439,876	241,398
The Bank of New York	Australian Dollar	3,489,443	Sell	10/14/16	2,604,566	2,670,009	(65,443)
The Bank of New York	EU Euro	9,523,094	Sell	10/14/16	10,716,719	10,702,957	13,762
The Bank of New York	Canadian Dollar	11,390,454	Sell	10/14/16	8,656,314	8,682,741	(26,427)
State Street Bank	Australian Dollar	390,796	Sell	10/14/16	299,553	299,024	529
State Street Bank	EU Euro	131,710	Sell	10/14/16	148,159	148,029	130
State Street Bank	EU Euro	128,462	Sell	10/14/16	144,105	144,378	(273)
State Street Bank	Australian Dollar	425,629	Sell	10/14/16	325,568	325,677	(109)
State Street Bank	EU Euro	128,496	Sell	10/14/16	144,171	144,416	(245)
State Street Bank	EU Euro	85,671	Sell	10/14/16	96,520	96,285	235
State Street Bank	EU Euro	145,673	Sell	10/14/16	163,771	163,721	50
State Street Bank	British Pound	11,178,229	Sell	10/14/16	14,734,024	14,491,649	242,375
State Street Bank	Swiss Franc	4,201,156	Sell	10/14/16	4,318,489	4,327,092	(8,603)
State Street Bank	Canadian Dollar	11,392,064	Sell	10/14/16	8,657,110	8,683,969	(26,859)
State Street Bank	Australian Dollar	3,491,820	Sell	10/14/16	2,607,848	2,671,827	(63,979)
State Street Bank	EU Euro	9,542,603	Sell	10/14/16	10,738,291	10,724,883	13,408
							$311,829

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$513,807
Total Asset Derivatives		$513,807

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$201,233
Total Liability Derivatives		$201,233

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2016:

	State Street Bank	The Bank of New York	Totals
Assets:
Forward foreign currency contracts	$258,647	$255,160	$513,807
Total Assets	$258,647	$255,160	$513,807

Liabilities:
Forward foreign currency contracts	$101,243	$99,990	$201,233
Total Liabilities	$101,243	$99,990	$201,233

Net OTC derivative instruments by counterparty, at fair value	$157,404	$155,170	$312,574

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$157,404	$155,170	$312,574

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.6%
		Consumer Discretionary: 19.1%
7,580	@	Autozone, Inc.	$5,824,017	1.0
119,030		Bed Bath & Beyond, Inc.	5,131,383	0.8
113,420		Best Buy Co., Inc.	4,330,376	0.7
111,690		BorgWarner, Inc.	3,929,254	0.6
77,309		CBS Corp. - Class B	4,231,895	0.7
177,970	L	Coty, Inc - Class A	4,182,295	0.7
113,630	@	Dish Network Corp. - Class A	6,224,651	1.0
72,040		Expedia, Inc.	8,408,509	1.4
228,440		Gap, Inc.	5,080,506	0.8
59,140		Genuine Parts Co.	5,940,613	1.0
294,690		Hilton Worldwide Holdings, Inc.	6,757,242	1.1
179,780		Kohl's Corp.	7,865,375	1.3
38,836		Marriott International, Inc.	2,614,828	0.4
57,450	@	Mohawk Industries, Inc.	11,509,533	1.9
173,356		Newell Rubbermaid, Inc.	9,128,927	1.5
113,680	L	Nordstrom, Inc.	5,897,718	1.0
58,360		PVH Corp.	6,448,780	1.1
153,110		TEGNA, Inc.	3,346,985	0.6
86,840	L	Tiffany & Co.	6,307,189	1.0
59,811		Time, Inc.	866,063	0.1
43,060		VF Corp.	2,413,513	0.4
			116,439,652	19.1

		Consumer Staples: 5.6%
33,370		Constellation Brands, Inc.	5,555,771	0.9
79,780		Dr Pepper Snapple Group, Inc.	7,284,712	1.2
67,323	@	Edgewell Personal Care Co.	5,353,525	0.9
57,483		Energizer Holdings, Inc.	2,871,851	0.5
235,700		Kroger Co.	6,995,576	1.1
224,040	@	Rite Aid Corp.	1,722,867	0.3
47,810	@	TreeHouse Foods, Inc.	4,168,554	0.7
			33,952,856	5.6

		Energy: 3.2%
174,620		EQT Corp.	12,680,905	2.1
203,280	L	PBF Energy, Inc.	4,602,259	0.7
177,300	@	Southwestern Energy Co.	2,453,832	0.4
			19,736,996	3.2

		Financials: 23.5%
6,433	@	Alleghany Corp.	3,377,454	0.6
202,640		Ally Financial, Inc.	3,945,401	0.6
64,040		American Campus Communities, Inc.	3,257,715	0.5
37,350		Ameriprise Financial, Inc.	3,726,409	0.6
24,247		Chubb Ltd.	3,046,636	0.5
215,250		Citizens Financial Group, Inc.	5,318,827	0.9
421,820		Fifth Third Bancorp	8,630,437	1.4
71,090		First Republic Bank	5,481,750	0.9
166,990		Hartford Financial Services Group, Inc.	7,150,512	1.2
285,230		Huntington Bancshares, Inc.	2,812,368	0.5
197,400		Invesco Ltd.	6,172,698	1.0
101,131		Investors Bancorp, Inc.	1,214,583	0.2
45,510		Legg Mason, Inc.	1,523,675	0.2
253,070		Loews Corp.	10,413,830	1.7
86,983		M&T Bank Corp.	10,098,726	1.7
129,330		Marsh & McLennan Cos., Inc.	8,697,442	1.4
76,530		Northern Trust Corp.	5,203,275	0.9
159,242		Outfront Media, Inc.	3,766,073	0.6
84,740		Progressive Corp.	2,669,310	0.4
83,860		Raymond James Financial, Inc.	4,881,491	0.8
150,050		Rayonier, Inc.	3,982,327	0.7
204,050		SunTrust Bank	8,937,390	1.5
93,710		T. Rowe Price Group, Inc.	6,231,715	1.0
170,610		Unum Group	6,024,239	1.0
131,560		Weyerhaeuser Co.	4,202,026	0.7
29,950		WP Carey, Inc.	1,932,674	0.3
39,810		WR Berkley Corp.	2,299,426	0.4
189,110		XL Group Ltd.	6,359,769	1.0
66,090		Zions Bancorp.	2,050,112	0.3
			143,408,290	23.5

		Health Care: 4.5%
81,290		AmerisourceBergen Corp.	6,566,606	1.1
39,150		Cigna Corp.	5,102,028	0.8
31,100	@	Henry Schein, Inc.	5,068,678	0.8
33,960		Humana, Inc.	6,007,185	1.0
38,910		Universal Health Services, Inc.	4,794,490	0.8
			27,538,987	4.5

		Industrials: 8.8%
132,100		Ametek, Inc.	6,311,738	1.0
65,820		Carlisle Cos., Inc.	6,751,157	1.1
98,960		Fortune Brands Home & Security, Inc.	5,749,576	1.0
60,920		Hubbell, Inc.	6,563,521	1.1
74,390		IDEX Corp.	6,960,672	1.1
87,310		MSC Industrial Direct Co.	6,409,427	1.1
76,590		Regal-Beloit Corp.	4,556,339	0.8
180,966	@	Rexnord Corp.	3,874,482	0.6
40,761		Snap-On, Inc.	6,194,042	1.0
			53,370,954	8.8

		Information Technology: 9.4%
109,120		Amphenol Corp.	7,084,071	1.2
59,900		Analog Devices, Inc.	3,860,555	0.6
131,230	@	Arrow Electronics, Inc.	8,394,783	1.4
103,840		CDW Corp.	4,748,603	0.8
153,846	@,L	CommScope Holding Co., Inc.	4,632,303	0.7
87,686		Jack Henry & Associates, Inc.	7,501,537	1.2
160,720	@	Keysight Technologies, Inc.	5,093,217	0.8

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
59,540		KLA-Tencor Corp.	$4,150,533	0.7
123,680	@,L	Match Group, Inc.	2,200,267	0.4
160,470	@	Synopsys, Inc.	9,523,895	1.6
			57,189,764	9.4

		Materials: 4.4%
84,640		Ball Corp.	6,936,248	1.2
13,980		Sherwin-Williams Co.	3,867,707	0.6
132,745		Silgan Holdings, Inc.	6,715,569	1.1
191,570		WestRock Co.	9,287,314	1.5
			26,806,838	4.4

		Real Estate: 7.2%
122,980		American Homes 4 Rent	2,661,287	0.5
34,130		AvalonBay Communities, Inc.	6,069,679	1.0
45,070		Boston Properties, Inc.	6,142,590	1.0
198,790		Brixmor Property Group, Inc.	5,524,374	0.9
14,170		Essex Property Trust, Inc.	3,155,659	0.5
80,070		General Growth Properties, Inc.	2,209,932	0.4
39,300		HCP, Inc.	1,491,435	0.3
196,780		Kimco Realty Corp.	5,696,781	0.9
48,240		Regency Centers Corp.	3,738,118	0.6
68,276		Vornado Realty Trust	6,910,214	1.1
			43,600,069	7.2

		Utilities: 11.9%
346,820		Centerpoint Energy, Inc.	8,056,629	1.3
183,480		CMS Energy Corp.	7,707,995	1.3
112,040		Edison International	8,094,890	1.3
240,444		Energen Corp.	13,878,428	2.3
109,270		National Fuel Gas Co.	5,908,229	1.0
71,310		Sempra Energy	7,643,719	1.3
117,080		WEC Energy Group, Inc.	7,010,750	1.1
100,240		Westar Energy, Inc.	5,688,620	0.9
205,330		Xcel Energy, Inc.	8,447,276	1.4
			72,436,536	11.9

	Total Common Stock (Cost $475,194,305)		594,480,942	97.6

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.0%
		Securities Lending Collateralcc: 2.2%
3,186,678		Bank of Nova Scotia, Repurchase Agreement dated 09/30/16, 0.47%, due 10/03/16 (Repurchase Amount $3,186,801, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-5.500%, Market Value plus accrued interest $3,250,539, due 02/01/21-08/01/46)	3,186,678	0.5
3,186,678		Cantor Fitzgerald, Repurchase Agreement dated 09/30/16, 0.54%, due 10/03/16 (Repurchase Amount $3,186,819, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $3,250,412, due 11/01/16-07/20/66)	3,186,678	0.5
3,186,678		Daiwa Capital Markets, Repurchase Agreement dated 09/30/16, 0.52%, due 10/03/16 (Repurchase Amount $3,186,814, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $3,250,412, due 10/13/16-09/09/49)	3,186,678	0.5
670,660		Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/16, 0.50%, due 10/03/16 (Repurchase Amount $670,688, collateralized by various U.S. Government Agency Obligations, 2.140%-6.000%, Market Value plus accrued interest $684,073, due 03/01/26-09/01/46)	670,660	0.1

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
3,186,700	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/16, 0.60%, due 10/03/16 (Repurchase Amount $3,186,857, collateralized by various U.S. Government Securities, 0.125%-3.375%, Market Value plus accrued interest $3,250,587, due 04/15/18-09/09/49)	$3,186,700	0.6
		13,417,394	2.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.8%
16,987,355	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.336%
	(Cost $16,987,355)	16,987,355	2.8

	Total Short-Term Investments (Cost $30,404,749)	30,404,749	5.0

	Total Investments in Securities (Cost $505,599,054)	$624,885,691	102.6
	Liabilities in Excess of Other Assets	(16,129,553)	(2.6)
	Net Assets	$608,756,138	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2016.

Cost for federal income tax purposes is $507,436,828.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$134,238,646
Gross Unrealized Depreciation	(16,789,783)

Net Unrealized Appreciation	$117,448,863

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Common Stock*	$594,480,942	$–	$–	$594,480,942
Short-Term Investments	16,987,355	13,417,394	–	30,404,749
Total Investments, at fair value	$611,468,297	$13,417,394	$–	$624,885,691

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

VY® Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.6%
		Brazil: 0.2%
177,190	L	Embraer SA ADR	$3,058,299	0.2

		China: 1.2%
674,995	@	JD.com, Inc. ADR	17,610,620	1.2

		Denmark: 0.3%
123,320	L	FLSmidth & Co. A/S	4,639,746	0.3

		France: 5.7%
178,998		LVMH Moet Hennessy Louis Vuitton SE	30,521,278	2.1
109,420		Kering	22,079,211	1.6
422,800		Societe Generale	14,626,530	1.0
221,857		Technip S.A.	13,638,557	1.0
			80,865,576	5.7

		Germany: 7.0%
155,987		Allianz SE	23,181,381	1.6
180,764		Bayer AG	18,154,272	1.3
84,793		Linde AG	14,408,164	1.0
384,957		SAP SE	35,205,416	2.5
77,987		Siemens AG	9,144,827	0.6
			100,094,060	7.0

		India: 3.8%
10,677,256		DLF Ltd.	23,493,317	1.7
2,374,040		ICICI Bank Ltd. ADR	17,734,079	1.2
1,567,655		Zee Telefilms Ltd.	12,904,480	0.9
			54,131,876	3.8

		Italy: 1.2%
3,741,745	@,L	Banca Monte dei Paschi di Siena SpA	783,510	0.1
261,218	L	Brunello Cucinelli SpA	5,076,524	0.3
301,154		Prysmian S.p.A.	7,885,906	0.5
68,697	L	Tod's S.p.A.	3,629,645	0.3
			17,375,585	1.2

		Japan: 14.3%
1,213,400		Dai-ichi Life Insurance Co., Ltd.	16,647,261	1.2
62,400		Fanuc Ltd.	10,540,325	0.7
836,300		KDDI Corp.	25,910,258	1.8
44,651		Keyence Corp.	32,715,324	2.3
368,900		Kyocera Corp.	17,726,853	1.2
268,700		Murata Manufacturing Co., Ltd.	35,074,241	2.4
321,700		Nidec Corp.	29,735,751	2.1
31,700		Nintendo Co., Ltd.	8,487,760	0.6
536,600		Rakuten, Inc.	7,004,403	0.5
301,600		Sumitomo Mitsui Financial Group, Inc.	10,187,931	0.7
323,700	L	Suzuki Motor Corp.	10,842,342	0.8
			204,872,449	14.3

		Netherlands: 2.4%
553,853		Airbus Group SE	33,592,010	2.4

		Spain: 3.6%
1,748,029		Banco Bilbao Vizcaya Argentaria S.A.	10,576,617	0.8
858,691		Industria de Diseno Textil SA	31,838,615	2.2
644,634		Repsol SA	8,756,907	0.6
			51,172,139	3.6

		Sweden: 1.6%
1,077,679		Assa Abloy AB	21,885,137	1.5
152,628		Telefonaktiebolaget LM Ericsson	1,102,018	0.1
			22,987,155	1.6

		Switzerland: 4.0%
380,537		Credit Suisse Group AG	5,001,259	0.4
166,236		Nestle S.A.	13,126,673	0.9
52,719		Roche Holding AG	13,100,598	0.9
1,897,730		UBS Group AG	25,923,863	1.8
			57,152,393	4.0

		United Kingdom: 5.4%
2,760,672	@,L	Circassia Pharmaceuticals Plc	3,381,422	0.3
7,470,594	@,L	Earthport PLC	1,404,029	0.1
466,787		International Game Technology PLC	11,380,267	0.8
1,335,686		Prudential PLC	23,677,120	1.7
144,420		Shire PLC	9,338,606	0.6
575,775		Unilever PLC	27,245,581	1.9
			76,427,025	5.4

		United States: 45.9%
132,450		3M Co.	23,341,663	1.6
354,930	@,L	Acadia Pharmaceuticals, Inc.	11,290,323	0.8
225,053	@	Adobe Systems, Inc.	24,427,253	1.7
350,170		Aetna, Inc.	40,427,126	2.8
44,940	@	Alphabet, Inc. - Class A	36,134,456	2.5
46,607	@	Alphabet, Inc. - Class C	36,227,155	2.5
188,560		Anthem, Inc.	23,628,454	1.6
54,130	@	Biogen, Inc.	16,944,314	1.2
120,460	@	BioMarin Pharmaceutical, Inc.	11,144,959	0.8
64,240	@,L	Bluebird Bio, Inc.	4,354,187	0.3
703,100		Citigroup, Inc.	33,207,413	2.3
502,140		Colgate-Palmolive Co.	37,228,660	2.6
299,310	@	eBay, Inc.	9,847,299	0.7
217,200		Emerson Electric Co.	11,839,572	0.8
262,840	@	Facebook, Inc.	33,714,487	2.4
341,370		FNF Group	12,599,967	0.9
196,530		Gilead Sciences, Inc.	15,549,454	1.1
114,260		Goldman Sachs Group, Inc.	18,426,710	1.3
296,260		Intuit, Inc.	32,591,563	2.3
178,690	@,L	Ionis Pharmaceuticals, Inc.	6,547,202	0.5
244,730	@	MacroGenics, Inc.	7,319,874	0.5
760,430		Maxim Integrated Products	30,363,970	2.1
421,090	@	PayPal Holdings, Inc.	17,252,057	1.2
410,980		S&P Global, Inc.	52,013,629	3.6
143,780	@,L	Sage Therapeutics, Inc.	6,621,069	0.5
234,000	L	Tiffany & Co.	16,995,420	1.2
569,050	@,L	Twitter, Inc.	13,116,602	0.9

VY® Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
205,190	United Parcel Service, Inc. - Class B	$22,439,578	1.6
43,180	@ Vertex Pharmaceuticals, Inc.	3,765,728	0.3
280,220	Walt Disney Co.	26,021,229	1.8
161,830	Zimmer Biomet Holdings, Inc.	21,041,137	1.5
		656,422,510	45.9

	Total Common Stock (Cost $833,734,659)	1,380,401,443	96.6

PREFERRED STOCK: 1.8%
	Germany: 1.8%
339,594	Bayerische Motoren Werke AG	25,063,631	1.8

	India: 0.0%
5,080,989	@ Zee Entertainment Enterprises Ltd.	721,931	0.0

	Total Preferred Stock (Cost $12,797,004)	25,785,562	1.8

	Total Long-Term Investments (Cost $846,531,663)	1,406,187,005	98.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.5%
	Securities Lending Collateralcc: 3.8%
12,903,873	Bank of Nova Scotia, Repurchase Agreement dated 09/30/16, 0.47%, due 10/03/16 (Repurchase Amount $12,904,371, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-5.500%, Market Value plus accrued interest $13,162,466, due 02/01/21-08/01/46)	12,903,873	0.9
12,903,873	Cantor Fitzgerald, Repurchase Agreement dated 09/30/16, 0.54%, due 10/03/16 (Repurchase Amount $12,904,446, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $13,161,951, due 11/01/16-07/20/66)	12,903,873	0.9
12,903,873	Daiwa Capital Markets, Repurchase Agreement dated 09/30/16, 0.52%, due 10/03/16 (Repurchase Amount $12,904,425, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $13,161,951, due 10/13/16-09/09/49)	12,903,873	0.9
2,715,916	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/16, 0.50%, due 10/03/16 (Repurchase Amount $2,716,028, collateralized by various U.S. Government Agency Obligations, 2.140%-6.000%, Market Value plus accrued interest $2,770,234, due 03/01/26-09/01/46)	2,715,916	0.2
12,903,900	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/16, 0.60%, due 10/03/16 (Repurchase Amount $12,904,536, collateralized by various U.S. Government Securities, 0.125%-3.375%, Market Value plus accrued interest $13,162,596, due 04/15/18-09/09/49)	12,903,900	0.9
		54,331,435	3.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.7%
24,987,016	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.336%
	(Cost $24,987,016)	24,987,016	1.7

	Total Short-Term Investments (Cost $79,318,451)	79,318,451	5.5

	Total Investments in Securities (Cost $925,850,114)	$1,485,505,456	103.9
	Liabilities in Excess of Other Assets	(55,170,198)	(3.9)
	Net Assets	$1,430,335,258	100.0

VY® Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2016.

Cost for federal income tax purposes is $932,257,567.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$594,624,018
Gross Unrealized Depreciation	(41,376,129)

Net Unrealized Appreciation	$553,247,889

Sector Diversification	Percentage of Net Assets
Information Technology	25.5%
Financials	20.3
Consumer Discretionary	15.5
Health Care	15.0
Industrials	12.0
Consumer Staples	5.4
Telecommunication Services	1.8
Energy	1.6
Materials	1.3
Short-Term Investments	5.5
Liabilities in Excess of Other Assets	(3.9)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Common Stock
Brazil	$3,058,299	$–	$–	$3,058,299
China	17,610,620	–	–	17,610,620
Denmark	–	4,639,746	–	4,639,746
France	–	80,865,576	–	80,865,576
Germany	–	100,094,060	–	100,094,060
India	17,734,079	36,397,797	–	54,131,876
Italy	5,076,524	12,299,061	–	17,375,585
Japan	–	204,872,449	–	204,872,449
Netherlands	–	33,592,010	–	33,592,010
Spain	–	51,172,139	–	51,172,139
Sweden	–	22,987,155	–	22,987,155
Switzerland	–	57,152,393	–	57,152,393
United Kingdom	16,165,718	60,261,307	–	76,427,025
United States	656,422,510	–	–	656,422,510
Total Common Stock	716,067,750	664,333,693	–	1,380,401,443
Preferred Stock	721,931	25,063,631	–	25,785,562
Short-Term Investments	24,987,016	54,331,435	–	79,318,451
Total Investments, at fair value	$741,776,697	$743,728,759	$–	$1,485,505,456

VY® Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 86.0%
		Basic Materials: 2.1%
300,000	#	Ausdrill Finance Pty Ltd., 6.875%, 11/01/19	$305,250	0.3
100,000	#	CVR Partners L.P. / CVR Nitrogen Finance Corp., 9.250%, 06/15/23	97,000	0.1
145,000	#	Evolution Escrow Issuer LLC, 7.500%, 03/15/22	133,037	0.1
530,000		Freeport-McMoRan Copper & Gold, Inc., 3.550%, 03/01/22	484,950	0.5
195,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18	187,200	0.2
60,000		Hexion US Finance Corp., 6.625%, 04/15/20	52,950	0.1
200,000	#	INEOS Group Holdings SA, 5.875%, 02/15/19	204,750	0.2
410,000		Resolute Forest Products, Inc., 5.875%, 05/15/23	357,725	0.3
35,000	#	Teck Resources Ltd., 8.500%, 06/01/24	40,162	0.0
35,000	#	Teck Resources Ltd., 8.000%, 06/01/21	38,369	0.0
175,000		Tronox Finance LLC, 6.375%, 08/15/20	162,313	0.2
80,000	#	United States Steel Corp., 8.375%, 07/01/21	87,700	0.1
			2,151,406	2.1

		Communications: 14.3%
200,000	#	Altice Financing SA, 6.625%, 02/15/23	206,000	0.2
200,000	#	Altice US Finance I Corp., 5.375%, 07/15/23	207,500	0.2
200,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/26	210,000	0.2
310,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 02/15/26	329,375	0.3
580,000		CenturyLink, Inc., 6.450%, 06/15/21	624,225	0.6
25,000		CenturyLink, Inc., 7.500%, 04/01/24	26,750	0.0
155,000	#	CommScope Tech Finance LLC, 6.000%, 06/15/25	166,044	0.2
115,000	#	CommScope, Inc., 5.500%, 06/15/24	121,756	0.1
120,000	#	CommScope, Inc., 5.000%, 06/15/21	124,650	0.1
200,000	#	CSC Holdings LLC, 5.500%, 04/15/27	205,000	0.2
125,000	#	Ctrip.com International Ltd., 1.250%, 09/15/22	126,172	0.1
510,000	#	DigitalGlobe, Inc., 5.250%, 02/01/21	508,725	0.5
300,000		DISH DBS Corp., 5.875%, 07/15/22	309,750	0.3
260,000	#	DISH Network Corp., 3.375%, 08/15/26	286,000	0.3
225,000		Finisar Corp., 0.500%, 12/15/33	266,203	0.3
50,000		FireEye, Inc., 1.000%, 06/01/35	46,281	0.0
50,000		FireEye, Inc., 1.625%, 06/01/35	45,812	0.0
218,000		Frontier Communications Corp., 8.500%, 04/15/20	236,530	0.2
555,000		Frontier Communications Corp., 8.750%, 04/15/22	568,875	0.5
65,000		Frontier Communications Corp., 8.875%, 09/15/20	70,362	0.1
330,000		Frontier Communications Corp., 10.500%, 09/15/22	351,037	0.3
100,000		GCI, Inc., 6.750%, 06/01/21	103,225	0.1
140,000		GCI, Inc., 6.875%, 04/15/25	144,200	0.1
250,000	#	Gray Television, Inc., 5.125%, 10/15/24	245,937	0.2
280,000	#	Gray Television, Inc., 5.875%, 07/15/26	282,800	0.3
415,000	#	Hughes Satellite Systems Corp., 5.250%, 08/01/26	410,850	0.4
91,000		IAC/InterActiveCorp, 4.875%, 11/30/18	93,275	0.1
200,000		Intelsat Luxembourg SA, 7.750%, 06/01/21	67,500	0.1
580,000	#	Level 3 Financing, Inc., 5.250%, 03/15/26	600,300	0.6
448,875		McGraw-Hill Global Education Holdings, LLC, 5.000%, 05/04/22	451,793	0.4
195,000	#	MDC Partners, Inc., 6.500%, 05/01/24	179,887	0.2
245,000	#	Nexstar Escrow Corp., 5.625%, 08/01/24	247,450	0.2
200,000	#	SFR Group SA, 6.000%, 05/15/22	204,750	0.2
350,000		Quebecor Media, Inc., 5.750%, 01/15/23	365,313	0.4
480,000		Shutterfly, Inc., 0.250%, 05/15/18	472,500	0.5
340,000	#	Sinclair Television Group, Inc., 5.125%, 02/15/27	333,200	0.3
170,000	#	Sirius XM Radio, Inc., 4.625%, 05/15/23	170,638	0.2
1,725,000		Sprint Corp., 7.250%, 09/15/21	1,742,250	1.7
425,000		TEGNA, Inc., 6.375%, 10/15/23	458,469	0.4
120,000		T-Mobile USA, Inc., 6.000%, 04/15/24	128,700	0.1
70,000		T-Mobile USA, Inc., 6.500%, 01/15/24	75,990	0.1

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
450,000		T-Mobile USA, Inc., 6.500%, 01/15/26	$500,063	0.5
100,000		T-Mobile USA, Inc., 6.633%, 04/28/21	105,625	0.1
57,828		Univision Communications, Inc., 4.000%, 03/01/20	57,982	0.1
160,000	#	Univision Communications, Inc., 5.125%, 02/15/25	161,600	0.2
540,000	#	Videotron Ltd., 5.375%, 06/15/24	563,625	0.5
269,328		Virgin Media Investment Holding Ltd., 3.649%, 06/30/23	270,731	0.3
290,000		WebMD Health Corp., 2.500%, 01/31/18	302,506	0.3
105,000	#	WebMD Health Corp., 2.625%, 06/15/23	102,769	0.1
129,675		West Corp., 3.750%, 06/13/23	130,615	0.1
375,000		Windstream Corp., 6.375%, 08/01/23	342,188	0.3
360,000		Windstream Corp., 7.500%, 06/01/22	347,400	0.3
200,000		Windstream Corp., 7.750%, 10/15/20	205,000	0.2
			14,906,178	14.3

		Consumer, Cyclical: 12.3%
335,000		Asbury Automotive Group, Inc., 6.000%, 12/15/24	346,725	0.3
70,000	#	Beazer Homes USA, Inc., 8.750%, 03/15/22	74,025	0.1
325,679		Camping World, 5.750%, 02/20/20	326,595	0.3
285,000		DR Horton, Inc., 5.750%, 08/15/23	327,750	0.3
165,000	#	DriveTime Automotive Group, Inc. / DT Acceptance Corp., 8.000%, 06/01/21	160,462	0.1
171,708		Federal Mogul Corp., 4.750%, 04/15/21	166,342	0.2
375,000		Ferrellgas L.P. / Ferrellgas Finance Corp., 6.750%, 01/15/22	335,625	0.3
345,000		Global Partners L.P. / GLP Finance Corp., 6.250%, 07/15/22	321,712	0.3
265,000		Global Partners L.P. / GLP Finance Corp., 7.000%, 06/15/23	248,437	0.2
210,000	#	Great Western Petroleum LLC / Great Western Finance, Inc., 9.000%, 09/30/21	211,050	0.2
270,000		H&E Equipment Services, Inc., 7.000%, 09/01/22	286,200	0.3
205,000	#,&	IHO Verwaltungs GmbH, 4.125%, 09/15/21	207,563	0.2
185,000	#	International Automotive Components Group SA, 9.125%, 06/01/18	181,994	0.2
175,000	#	Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 6.875%, 02/15/19	158,375	0.1
310,000	#	JB Poindexter & Co., Inc., 9.000%, 04/01/22	329,763	0.3
410,000		KB Home, 1.375%, 02/01/19	400,775	0.4
400,000		KB Home, 7.000%, 12/15/21	432,000	0.4
245,000		KB Home, 7.500%, 09/15/22	267,050	0.3
205,000	#	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.250%, 06/01/26	217,300	0.2
205,000	#	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.000%, 06/01/24	214,737	0.2
60,929		Landry's, Inc. - TL 1L, 09/21/23	60,624	0.1
88,561		Landrys, Inc. TL B, 4.000%, 04/24/18	88,782	0.1
250,000	#	Landry's, Inc., 6.750%, 10/15/24	255,000	0.2
250,000		Lennar Corp., 4.500%, 06/15/19	263,125	0.2
465,000		Lennar Corp., 4.750%, 11/15/22	482,438	0.5
100,000		LKQ Corp., 4.750%, 05/15/23	103,250	0.1
310,000		MDC Holdings, Inc., 5.500%, 01/15/24	325,500	0.3
145,000		Meritage Homes Corp., 7.000%, 04/01/22	162,400	0.2
300,000	#	NCL Corp. Ltd., 5.250%, 11/15/19	304,500	0.3
200,000	#	Nexteer Automotive Group Ltd., 5.875%, 11/15/21	213,000	0.2
230,000	#	PetSmart, Inc., 7.125%, 03/15/23	242,075	0.2
280,000		PulteGroup, Inc., 5.000%, 01/15/27	282,632	0.3
275,000		Redbox - TL 1L, 09/21/21	266,750	0.3
270,000		Regal Entertainment Group, 5.750%, 02/01/25	273,375	0.3
150,000		Regal Entertainment Group, 5.750%, 03/15/22	154,875	0.1
400,000	#	Rexel SA, 5.250%, 06/15/20	417,170	0.4
270,000		Ryland Group, Inc., 0.250%, 06/01/19	251,438	0.2
130,000		Ryland Group, Inc., 5.375%, 10/01/22	136,175	0.1
185,000	#	Sabre GLBL, Inc., 5.250%, 11/15/23	189,163	0.2

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
150,000		Scientific Games International, Inc., 6.250%, 09/01/20	$116,250	0.1
990,000		Scientific Games International, Inc., 10.000%, 12/01/22	920,700	0.9
235,000		CalAtlantic Group, Inc., 1.250%, 08/01/32	246,016	0.2
365,000	#	Taylor Morrison Communities, Inc. / Monarch Communities, Inc., 5.625%, 03/01/24	377,775	0.4
360,000	#	TI Group Automotive Systems LLC, 8.750%, 07/15/23	393,300	0.4
190,000		Titan International, Inc., 6.875%, 10/01/20	180,025	0.2
373,061		Tower Automotive Holdings - TL B 1L, 4.000%, 04/17/20	373,294	0.4
350,000	#	Viking Cruises Ltd., 8.500%, 10/15/22	360,500	0.3
160,000	#	ZF North America Capital, Inc., 4.750%, 04/29/25	168,600	0.2
			12,823,212	12.3

		Consumer, Non-cyclical: 17.3%
53,979		AdvancePierre Foods - TL B 1L, 4.500%, 05/26/23	54,390	0.1
125,000		Albany Molecular Research, Inc., 2.250%, 11/15/18	147,891	0.1
570,000		Alliance One International, Inc., 9.875%, 07/15/21	486,637	0.5
155,000		Ascent Capital Group, Inc., 4.000%, 07/15/20	111,987	0.1
66,670		BioScrip, Inc. - TL B DD, 6.500%, 07/31/20	64,781	0.1
114,673		BioScrip, Inc. - TL B, 6.500%, 07/31/20	111,424	0.1
225,000		BioScrip, Inc., 8.875%, 02/15/21	211,500	0.2
115,000		BioMarin Pharmaceutical, Inc., 1.500%, 10/15/20	143,966	0.1
215,000	#	C&S Group Enterprises LLC, 5.375%, 07/15/22	212,850	0.2
265,000		Cardtronics, Inc., 1.000%, 12/01/20	280,237	0.3
120,000		Carriage Services, Inc., 2.750%, 03/15/21	141,225	0.1
165,000		Centene Corp., 5.625%, 02/15/21	175,725	0.2
110,000		Centene Corp., 6.125%, 02/15/24	119,625	0.1
225,000	#	Cenveo Corp., 6.000%, 08/01/19	200,812	0.2
385,000		Cepheid, 1.250%, 02/01/21	400,641	0.4
145,000		CHS/Community Health Systems, Inc., 6.875%, 02/01/22	125,425	0.1
870,000		CHS/Community Health Systems, Inc., 8.000%, 11/15/19	856,950	0.8
375,000	#	Cimpress NV, 7.000%, 04/01/22	392,812	0.4
225,000		Constellation Brands, Inc., 3.750%, 05/01/21	237,656	0.2
275,000		Constellation Brands, Inc., 4.250%, 05/01/23	292,531	0.3
305,000	#	Constellis Holdings LLC / Constellis Finance Corp., 9.750%, 05/15/20	301,187	0.3
100,000		Darling Ingredients, Inc., 5.375%, 01/15/22	104,750	0.1
430,000		Del Monte Foods Company, 8.250%, 07/26/21	333,250	0.3
310,000	#	Dole Food Co., Inc., 7.250%, 05/01/19	315,425	0.3
246,000		Emergent Biosolutions, Inc., 2.875%, 01/15/21	302,119	0.3
140,000	#	Endo Finance LLC, 5.375%, 01/15/23	124,600	0.1
315,000	#	Endo Finance LLC, 5.750%, 01/15/22	293,737	0.3
200,000	#	Endo Finance LLC, 6.000%, 07/15/23	183,000	0.2
200,000	#	Endo Ltd / Endo Finance LLC / Endo Finco, Inc., 6.500%, 02/01/25	177,750	0.2
180,000		Endologix, Inc., 2.250%, 12/15/18	173,587	0.2
205,000		Endologix, Inc., 3.250%, 11/01/20	272,522	0.3
200,000	#	FAGE International SA/ FAGE USA Dairy Industry, Inc., 5.625%, 08/15/26	206,500	0.2
600,000		HCA, Inc., 5.250%, 06/15/26	639,000	0.6
365,000		Impax Laboratories, Inc., 2.000%, 06/15/22	322,112	0.3
295,000	#	Insulet Corp., 1.250%, 09/15/21	291,866	0.3
395,000		Ironwood Pharmaceuticals, Inc., 2.250%, 06/15/22	472,766	0.5
400,000		Jazz Investments I Ltd., 1.875%, 08/15/21	407,500	0.4
406,000	#	JLL/Delta Dutch Newco BV, 7.500%, 02/01/22	430,868	0.4
255,000		Kindred Healthcare, Inc., 6.375%, 04/15/22	242,569	0.2
240,000		Kindred Healthcare, Inc., 8.000%, 01/15/20	245,400	0.2
125,640		Lantheus Medical Imaging, Inc. - TL B 1L, 7.000%, 06/30/22	123,336	0.1
205,000		Medicines Co., 2.500%, 01/15/22	266,372	0.3

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
90,000	#	Medicines Co., 2.750%, 07/15/23	$92,081	0.1
142,910		Metaldyne LLC - TL B 1L, 3.750%, 10/20/21	143,854	0.1
205,000		Molina Healthcare, Inc., 5.375%, 11/15/22	212,688	0.2
320,000	#	NuVasive, Inc., 2.250%, 03/15/21	406,400	0.4
295,000		PDL BioPharma, Inc., 4.000%, 02/01/18	287,994	0.3
325,000	#	Post Holdings, Inc., 5.000%, 08/15/26	324,188	0.3
260,000	#	Post Holdings, Inc., 6.000%, 12/15/22	275,600	0.3
100,000	#	Post Holdings, Inc., 6.750%, 12/01/21	107,751	0.1
100,000	#	Post Holdings, Inc., 7.750%, 03/15/24	112,500	0.1
245,000		Quidel Corp., 3.250%, 12/15/20	246,838	0.2
280,000	#	RegionalCare Hospital Partners Holdings, Inc., 8.250%, 05/01/23	289,800	0.3
55,000		Rent-A-Center, Inc./TX, 4.750%, 05/01/21	46,750	0.0
250,000		Revlon Consumer Products Corp., 5.750%, 02/15/21	256,250	0.2
500,000	#	Sothebys, 5.250%, 10/01/22	498,750	0.5
170,000	#	Southern States Cooperative, Inc., 10.000%, 08/15/21	134,300	0.1
201,793		Surgical Care Affiliates, Inc. - TL B 1L, 4.250%, 03/17/22	203,265	0.2
130,000		Tenet Healthcare Corp., 8.125%, 04/01/22	130,650	0.1
480,000		Theravance, Inc., 2.125%, 01/15/23	404,400	0.4
525,000		United Rentals North America, Inc., 5.750%, 11/15/24	547,313	0.5
400,000		Universal Hospital Services, Inc., 7.625%, 08/15/20	383,000	0.4
270,000	#	Vizient, Inc., 10.375%, 03/01/24	310,500	0.3
1,225,000	#	VRX Escrow Corp., 5.875%, 05/15/23	1,065,052	1.0
470,000		Wright Medical Group, Inc., 2.000%, 02/15/20	504,369	0.5
			17,983,574	17.3

		Energy: 13.7%
135,000	#	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.375%, 09/15/24	137,025	0.1
175,000		Antero Resources Corp., 6.000%, 12/01/20	181,125	0.2
55,983		Ascent Resources - Utica LLC, 15.000%, 07/01/19	21,274	0.0
275,000	#	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/22	270,187	0.3
310,000	#	California Resources Corp., 8.000%, 12/15/22	207,700	0.2
350,000		Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 6.500%, 04/15/21	287,875	0.3
175,000		Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 7.750%, 04/15/23	140,875	0.1
125,000		Carrizo Oil & Gas, Inc., 7.500%, 09/15/20	129,687	0.1
125,000		Chesapeake Energy Corp., 5.500%, 09/15/26	125,000	0.1
173,000	#	Chesapeake Energy Corp., 8.000%, 12/15/22	175,595	0.2
515,000		Cobalt International Energy, Inc., 2.625%, 12/01/19	264,581	0.3
200,000		Concho Resources, Inc., 5.500%, 04/01/23	207,250	0.2
90,000		DCP Midstream Operating L.P., 2.700%, 04/01/19	88,087	0.1
120,000		DCP Midstream Operating L.P., 3.875%, 03/15/23	115,200	0.1
250,000		DCP Midstream Operating L.P., 5.600%, 04/01/44	232,500	0.2
180,000		Denbury Resources, Inc., 4.625%, 07/15/23	120,600	0.1
160,000		Denbury Resources, Inc., 5.500%, 05/01/22	115,600	0.1
60,000		EnLink Midstream Partners L.P., 5.050%, 04/01/45	53,419	0.0
174,000		EnLink Midstream Partners L.P., 5.600%, 04/01/44	161,893	0.2
305,226		EP Energy Corp. TL B2 2L, 9.750%, 06/30/21	300,393	0.3
5,000		EP Energy, LLC, 9.375%, 05/01/20	3,575	0.0
255,000	±	EPL Oil & Gas, Inc., 8.250%, 02/15/18	36,337	0.0
510,000		Archrock Partners L.P. / Archrock Partners Finance Corp., 6.000%, 04/01/21	480,675	0.5
205,000	#	Extraction Oil & Gas Holdings LLC / Extraction Finance Corp., 7.875%, 07/15/21	213,712	0.2
145,000		Genesis Energy L.P. / Genesis Energy Finance Corp., 5.750%, 02/15/21	145,725	0.1

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
100,000		Genesis Energy L.P. / Genesis Energy Finance Corp., 6.750%, 08/01/22	$103,538	0.1
2,000		Green Field Energy Services, Inc. - Escrow	–	–
110,000		Gulfport Energy Corp., 6.625%, 05/01/23	113,300	0.1
380,000		Gulfport Energy Corp., 7.750%, 11/01/20	396,150	0.4
50,000	#	Halcon Resources Corp., 8.625%, 02/01/20	50,375	0.0
131,000	#	Halcon Resources Corp., 12.000%, 02/15/22	131,655	0.1
90,000	#	Hiland Partners L.P. / Hiland Partners Finance Corp., 5.500%, 05/15/22	93,665	0.1
170,000	#	Hiland Partners L.P. / Hiland Partners Finance Corp., 7.250%, 10/01/20	176,162	0.2
285,000	#	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 10/01/25	285,000	0.3
200,000		Holly Energy Partners L.P. / Holly Energy Finance Corp., 6.500%, 03/01/20	207,250	0.2
140,000	#	Holly Energy Partners L.P. / Holly Energy Finance Corp., 6.000%, 08/01/24	145,600	0.1
250,380		Jonah Energy, 7.500%, 05/12/21	227,846	0.2
200,000	±	Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC, 9.250%, 06/01/21	2,500	0.0
345,000		MPLX L.P., 4.875%, 06/01/25	357,286	0.3
80,000		Murphy Oil Corp., 6.875%, 08/15/24	82,826	0.1
250,000		Murphy Oil USA, Inc., 6.000%, 08/15/23	264,063	0.3
303,000		Noble Energy, Inc., 5.625%, 05/01/21	315,980	0.3
430,000		Oasis Petroleum, Inc., 6.875%, 03/15/22	413,875	0.4
425,000		ONEOK, Inc., 7.500%, 09/01/23	477,063	0.5
210,000	#	Parsley Energy LLC / Parsley Finance Corp., 6.250%, 06/01/24	217,875	0.2
215,000		PDC Energy, Inc., 7.750%, 10/15/22	230,588	0.2
275,000	#	Range Resources Corp., 5.000%, 03/15/23	270,188	0.3
375,000	#	Range Resources Corp., 5.875%, 07/01/22	380,625	0.4
410,000		Rice Energy, Inc., 6.250%, 05/01/22	425,375	0.4
125,000		Rice Energy, Inc., 7.250%, 05/01/23	134,375	0.1
70,000		Rowan Cos, Inc., 4.875%, 06/01/22	59,500	0.1
296,000		Rowan Cos, Inc., 5.400%, 12/01/42	198,320	0.2
31,000		Rowan Cos, Inc., 5.850%, 01/15/44	21,623	0.0
125,000	#	Sabine Pass Liquefaction LLC, 5.000%, 03/15/27	128,438	0.1
325,000		Sabine Pass Liquefaction LLC, 5.625%, 02/01/21	347,344	0.3
255,000		Sabine Pass Liquefaction LLC, 5.750%, 05/15/24	275,719	0.3
245,000	#	Sabine Pass Liquefaction LLC, 5.875%, 06/30/26	267,203	0.3
360,000		Sanchez Energy Corp., 7.750%, 06/15/21	318,600	0.3
130,000		SEACOR Holdings, Inc., 3.000%, 11/15/28	105,950	0.1
45,000		SM Energy Co., 6.750%, 09/15/26	45,534	0.0
200,000		Swift Energy Co., 8.875%, 12/31/49	–	–
175,000		Swift Energy Co., 8.875%, 12/31/49	–	–
130,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.250%, 11/15/23	126,263	0.1
215,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.250%, 05/01/23	218,763	0.2
190,000		Targa Resources Partners L.P., 6.375%, 08/01/22	197,600	0.2
135,000	#	TerraForm Power Operating LLC, 9.375%, 02/01/23	139,725	0.1
300,000		Tesoro Corp., 5.375%, 10/01/22	313,125	0.3
295,000		Western Refining Logistics L.P. / WNRL Finance Corp., 7.500%, 02/15/23	303,850	0.3
260,000		Whiting Petroleum Corp., 1.250%, 04/01/20	216,125	0.2
390,000		Whiting Petroleum Corp., 6.250%, 04/01/23	286,416	0.3
180,000		Williams Cos, Inc., 4.550%, 06/24/24	184,419	0.2
505,000		Williams Cos, Inc., 5.750%, 06/24/44	522,675	0.5
150,000		WPX Energy, Inc., 7.500%, 08/01/20	159,375	0.2
80,000		WPX Energy, Inc., 8.250%, 08/01/23	86,566	0.1
			14,242,183	13.7

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Financial: 9.8%
	232,413	#,&	AAF Holdings LLC/AAF Finance Co., 12.000%, 07/01/19	$239,385	0.2
	300,000		Ally Financial, Inc., 4.625%, 03/30/25	308,625	0.3
	200,000		Ally Financial, Inc., 4.625%, 05/19/22	206,500	0.2
	508,000		Ally Financial, Inc., 5.750%, 11/20/25	533,400	0.5
	325,000		Capital One Financial Corp., 5.550%, 12/29/49	331,500	0.3
	225,000		Citigroup, Inc., 5.900%, 12/29/49	233,437	0.2
	550,000		Citigroup, Inc., 6.250%, 12/29/49	593,140	0.6
	335,000	#	Communications Sales & Leasing, Inc. / CSL Capital LLC, 6.000%, 04/15/23	348,400	0.3
	309,497		Confie Seguros Holding II - TL 1L, 7.000%, 11/08/18	308,530	0.3
	475,000	#	Credit Agricole SA, 8.125%, 12/29/49	505,150	0.5
	200,000		DuPont Fabros Technology L.P., 5.875%, 09/15/21	209,375	0.2
	400,000		Equinix, Inc., 5.375%, 01/01/22	425,000	0.4
	195,000		Equinix, Inc., 5.375%, 04/01/23	205,481	0.2
	600,000		Fly Leasing Ltd, 6.375%, 10/15/21	612,000	0.6
	250,000	#	Galileo Re Ltd., 7.721%, 01/09/19	253,862	0.2
	300,000		Iron Mountain, Inc., 5.750%, 08/15/24	309,750	0.3
	250,000		Kennedy-Wilson, Inc., 5.875%, 04/01/24	252,813	0.2
	250,000	#	Kilimanjaro Re Ltd., 4.815%, 04/30/18	255,838	0.3
	250,000	#	Kilimanjaro Re Ltd., 9.565%, 12/06/19	262,063	0.3
	350,000		Morgan Stanley, 5.550%, 12/29/49	357,875	0.3
	300,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.500%, 05/01/24	316,800	0.3
	425,000		Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 06/01/22	410,125	0.4
	575,000		Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 07/01/21	566,375	0.6
	100,000		Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 08/01/18	102,000	0.1
	175,000		Navient Corp., 6.625%, 07/26/21	176,750	0.2
	125,000		Ocwen Financial Corp., 6.625%, 05/15/19	112,391	0.1
	435,000	#	Provident Funding Associates L.P. / PFG Finance Corp., 6.750%, 06/15/21	440,981	0.4
	250,000	#	Residential Reinsurance 2012 Ltd., 6.065%, 12/06/18	251,963	0.2
	250,000	#	Residential Reinsurance 2012 Ltd., 13.065%, 12/06/18	254,338	0.3
	225,000	#	Rialto Holdings LLC / Rialto Corp., 7.000%, 12/01/18	229,500	0.2
	400,000		Royal Bank of Scotland Group PLC, 8.000%, 12/29/49	377,000	0.4
	210,000	#	TMX Finance LLC / TitleMax Finance Corp., 8.500%, 09/15/18	157,500	0.2
				10,147,847	9.8

			Industrial: 8.3%
	105,000		AECOM, 5.875%, 10/15/24	112,350	0.1
	350,000		AEP Industries, Inc., 8.250%, 04/15/19	363,424	0.4
	250,000	#	Amsted Industries, Inc., 5.000%, 03/15/22	252,500	0.2
EUR	100,000	#,&	ARD Finance SA, 6.625%, 09/15/23	108,404	0.1
	100,000	#,&	ARD Finance SA, 7.125%, 09/15/23	99,750	0.1
	70,000	#	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.067%, 05/15/21	71,225	0.1
	80,000	#	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.625%, 05/15/23	80,900	0.1
	90,000	#	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 7.250%, 05/15/24	96,525	0.1
	35,294	#	Ardagh Packaging Finance PLC, 7.000%, 11/15/20	36,618	0.0
	325,000		Ball Corp., 4.000%, 11/15/23	328,656	0.3
	575,000		Ball Corp., 5.250%, 07/01/25	621,719	0.6
	350,000	#	BC Mountain LLC / BC Mountain Finance, Inc., 7.000%, 02/01/21	336,437	0.3
	85,000	#	Belden, Inc., 5.250%, 07/15/24	86,700	0.1
	209,531		Builders FirstSource, Inc. Term Loan B, 4.750%, 07/29/22	210,928	0.2
	140,000	#	Builders FirstSource, Inc., 5.625%, 09/01/24	144,200	0.1
	305,000	#	Cleaver-Brooks, Inc., 8.750%, 12/15/19	321,012	0.3

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
640,000		Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	$719,200	0.7
315,000		Dycom Industries, Inc., 0.750%, 09/15/21	344,925	0.3
150,000	#	Engility Corp., 8.875%, 09/01/24	152,437	0.2
31,582		Filtration Group, Inc., 8.250%, 11/22/21	31,713	0.0
270,000	#	Florida East Coast Holdings Corp., 6.750%, 05/01/19	278,100	0.3
744,000		General Cable Corp., 4.500%, 11/15/29	500,805	0.5
405,000		Griffon Corp., 5.250%, 03/01/22	408,037	0.4
273,000		Jack Cooper Holdings Corp., 9.250%, 06/01/20	187,005	0.2
265,000		MasTec, Inc., 4.875%, 03/15/23	263,675	0.3
575,000	#	NANA Development Corp., 9.500%, 03/15/19	514,625	0.5
100,000		Reynolds Group Issuer, Inc., 5.750%, 10/15/20	103,250	0.1
235,000		Reynolds Group Issuer, Inc., 8.250%, 02/15/21	245,208	0.2
265,000		Reynolds Group Issuer, Inc., 9.875%, 08/15/19	273,281	0.3
100,000		RTI International Metals, Inc., 1.625%, 10/15/19	107,125	0.1
190,000		SunPower Corp., 0.875%, 06/01/21	144,638	0.1
200,000	#	Syncreon Group BV / Syncreon Global Finance US, Inc., 8.625%, 11/01/21	149,000	0.1
125,000		Triumph Group, Inc., 5.250%, 06/01/22	118,438	0.1
100,000	#	Tutor Perini Corp., 2.875%, 06/15/21	104,563	0.1
420,000		Vishay Intertechnology, Inc., 2.250%, 05/15/41	369,863	0.4
314,213		Zekelman Industries, Inc., 6.000%, 06/07/21	319,318	0.3
			8,606,554	8.3

		Insurance: 0.1%
71,762		Alliant Holdings I LLC, 4.753%, 08/12/22	71,858	0.1

		Technology: 5.9%
215,000		Brocade Communications Systems, Inc., 1.375%, 01/01/20	213,253	0.2
210,000		Brocade Communications Systems, Inc., 4.625%, 01/15/23	208,687	0.2
110,000		Citrix Systems, Inc., 0.500%, 04/15/19	124,919	0.1
145,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.875%, 06/15/21	154,125	0.1
245,000	#	Diebold, Inc., 8.500%, 04/15/24	254,800	0.2
200,000		DynCorp International, Inc. Term Loan B2, 7.750%, 07/07/20	200,833	0.2
28,750	&	DynCorp International, Inc., 11.875%, 11/30/20	21,347	0.0
375,000	#	Entegris, Inc., 6.000%, 04/01/22	389,531	0.4
420,000	#	First Data Corp., 5.750%, 01/15/24	433,125	0.4
155,000	#	First Data Corp., 7.000%, 12/01/23	164,300	0.2
200,000	#	IMS Health, Inc., 5.000%, 10/15/26	208,500	0.2
510,000		j2 Global, Inc., 8.000%, 08/01/20	531,037	0.5
145,000		KEYW Holding Corp., 2.500%, 07/15/19	141,194	0.1
395,000		Mentor Graphics Corp., 4.000%, 04/01/31	528,314	0.5
465,000	#	Micron Technology, Inc., 5.250%, 08/01/23	458,025	0.4
110,000	#	Micron Technology, Inc., 5.625%, 01/15/26	106,425	0.1
160,000	#	MSCI, Inc., 4.750%, 08/01/26	162,400	0.2
250,000	#	MSCI, Inc., 5.250%, 11/15/24	265,913	0.3
265,000		NCR Corp., 5.000%, 07/15/22	272,288	0.3
160,000		NCR Corp., 6.375%, 12/15/23	170,000	0.2
120,000	#	Nuance Communications, Inc., 1.000%, 12/15/35	105,000	0.1
440,000		ON Semiconductor Corp., 1.000%, 12/01/20	448,250	0.4
200,000	#	Open Text Corp., 5.875%, 06/01/26	209,750	0.2
196,000		SkillSoft 1st Lien TL, 5.750%, 04/28/21	173,558	0.2
205,000		Synchronoss Technologies, Inc., 0.750%, 08/15/19	217,428	0.2
			6,163,002	5.9

		Utilities: 2.2%
505,000		AES Corp., 4.875%, 05/15/23	518,256	0.5
100,000		AES Corp., 5.500%, 03/15/24	104,000	0.1
287		AES Red Oak, LLC, 8.540%, 11/30/19	289	0.0
200,000	#	Calpine Corp., 5.250%, 06/01/26	203,000	0.2
110,000		Calpine Corp., 5.750%, 01/15/25	108,900	0.1
120,000		NRG Energy, Inc., 6.250%, 05/01/24	122,400	0.1
495,000	#	NRG Energy, Inc., 6.625%, 01/15/27	485,719	0.5
170,000	#	NRG Energy, Inc., 7.250%, 05/15/26	173,825	0.1

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
755,000		Talen Energy Supply LLC, 6.500%, 06/01/25	$609,662	0.6
			2,326,051	2.2

	Total Corporate Bonds/Notes (Cost $88,188,972)		89,421,865	86.0

FOREIGN GOVERNMENT BONDS: –%
14,054	&	Mashantucket Western Pequot Tribe, 6.500%, 07/01/36	–	–

	Total Foreign Government Bonds (Cost $811)		–	–

U.S. TREASURY OBLIGATIONS: 3.4%
		U.S. Treasury Notes: 3.4%
3,500,000		0.484%, due 07/31/18	3,500,578	3.4

	Total U.S. Treasury Obligations (Cost $3,500,711)		3,500,578	3.4

Shares			Value	Percentage of Net Assets
COMMON STOCK: 4.9%
		Consumer Discretionary: 0.9%
3,636	@	Cengage Learning Holdings II L.P.	79,083	0.1
50,408		Ford Motor Co.	608,424	0.6
5,043		Starbucks Corp.	273,028	0.2
			960,535	0.9

		Energy: 0.3%
333,614	@	Ascent Resources - Utica LLC	4,003	0.0
20	@	Green Field Energy Service, Inc.	–	–
3,743		Marathon Petroleum Corp.	151,929	0.2
11,046	@	Whiting Petroleum Corp.	96,542	0.1
			252,474	0.3

		Financials: 0.3%
2,083		Capital One Financial Corp.	149,622	0.1
2,568		JPMorgan Chase & Co.	171,003	0.2
1,476	#,@	Perseus Holding Corp.	–	–
			320,625	0.3

		Health Care: 1.1%
2,690		Aetna, Inc.	310,560	0.3
3,183	@	Alere, Inc.	137,633	0.1
15,129	@	BioScrip, Inc.	43,723	0.0
383	@	Bio-Rad Laboratories, Inc.	62,739	0.1
1,411		Cigna Corp.	183,882	0.2
4,020	@	Mylan NV	153,242	0.1
1,767		Thermo Fisher Scientific, Inc.	281,059	0.3
			1,172,838	1.1

		Industrials: 0.4%
123	@	Ceva Holdings LLC	43,173	0.0
19,600	@	Commercial Vehicle Group, Inc.	113,288	0.1
5,836	@	Liberty Tire Recycling	–	–
1,030		Orbital ATK, Inc.	78,517	0.1
4,090	@	United Continental Holdings, Inc.	214,602	0.2
			449,580	0.4

		Information Technology: 0.7%
13,491	@	NCR Corp.	434,275	0.4
3,986		TE Connectivity Ltd.	256,619	0.3
			690,894	0.7

		Materials: 0.3%
4,240		LyondellBasell Industries NV - Class A	341,998	0.3

		Real Estate: 0.9%
5,760	@	Communications Sales & Leasing, Inc.	180,922	0.2
32,109		Forest City Realty Trust, Inc.	742,681	0.7
			923,603	0.9

		Telecommunication Services: 0.0%
1,994		Windstream Holdings, Inc.	20,040	0.0

	Total Common Stock (Cost $4,041,553)		5,132,587	4.9

PREFERRED STOCK: 1.6%
		Financials: 1.0%
470	@	Bank of America Corp.	573,795	0.6
3,542	@,P	GMAC Capital Trust I	90,002	0.1
775	#,@	Perseus Holding Corp.	–	–
232	@	Wells Fargo & Co.	303,595	0.3
			967,392	1.0

		Health Care: 0.5%
811	@	Alere, Inc.	272,447	0.2
225	@	Allergan PLC	184,867	0.2
44	@	BioScrip, Inc.	4,194	0.0
150	@	Kindred Healthcare, Inc.	81,319	0.1
			542,827	0.5

		Industrials: 0.1%
267	@	Ceva Holdings Series A-2	93,461	0.1

	Total Preferred Stock (Cost $1,850,002)		1,603,680	1.6

WARRANTS: –%
		Health Care: –%
126	@	BioScrip, Inc. - Class A	–	–

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
WARRANTS: (continued)
		Health Care: (continued)
126	@	BioScrip, Inc. - Class B	$–	–

	Total Warrants (Cost $–)		–	–

	Total Long-Term Investments (Cost $97,582,049)		99,658,710	95.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.0%
		Corporate Bonds/Notes: 0.5%
300,000		Golar LNG Ltd., 3.750%, 03/07/17	294,945	0.3
250,000	#	Sanders Re Ltd., 4.315%, 05/05/17	252,937	0.2
			547,882	0.5

		U.S. Treasury Bills: 1.4%
1,000,000	Z	United States Treasury Bill, 0.050%, 10/06/16	999,992	1.0
450,000	Z	United States Treasury Bill, 0.170%, 11/03/16	449,930	0.4
			1,449,922	1.4

		U.S. Treasury Notes: 1.4%
1,490,000		United States Treasury Floating Rate Note, 0.363%, 10/31/16
		(Cost $1,490,078)	1,490,072	1.4

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.7%
685,888		BlackRock Liquidity Funds, FedFund, Institutional Class, 0.336%
		(Cost $685,888)	685,888	0.7

	Total Short-Term Investments (Cost $4,184,015)		4,173,764	4.0

	Total Investments in Securities (Cost $101,766,064)		$103,832,474	99.9
	Assets in Excess of Other Liabilities		128,818	0.1
	Net Assets		$103,961,292	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
&	Payment-in-kind
P	Preferred Stock may be called prior to convertible date.
±	Defaulted security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

EUR	EU Euro

Cost for federal income tax purposes is $102,395,493.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$5,183,761
Gross Unrealized Depreciation	(3,746,780)

Net Unrealized Appreciation	$1,436,981

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$960,535	$–	$–	$960,535
Energy	248,471	–	4,003	252,474
Financials	320,625	–	–	320,625
Health Care	1,172,838	–	–	1,172,838
Industrials	406,407	–	43,173	449,580
Information Technology	690,894	–	–	690,894
Materials	341,998	–	–	341,998
Real Estate	923,603	–	–	923,603
Telecommunication Services	20,040	–	–	20,040
Total Common Stock	5,085,411	–	47,176	5,132,587
Preferred Stock	760,909	745,116	97,655	1,603,680
Warrants	–	–	–	–
Corporate Bonds/Notes	–	89,421,865	–	89,421,865
Short-Term Investments	685,888	3,487,876	–	4,173,764
U.S. Treasury Obligations	–	3,500,578	–	3,500,578
Foreign Government Bonds	–	–	–	–
Total Investments, at fair value	$6,532,208	$97,155,435	$144,831	$103,832,474
Other Financial Instruments+
Centrally Cleared Swaps	–	75,619	–	75,619
Futures	16,194	–	–	16,194
Total Assets	$6,548,402	$97,231,054	$144,831	$103,924,287

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2016, the following futures contracts were outstanding for VY® Pioneer High Yield Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts
S&P 500 E-Mini	(19)	12/16/16	$(2,052,380)	$16,194
			$(2,052,380)	$16,194

At September 30, 2016, the following centrally cleared credit default swaps were outstanding for VY® Pioneer High Yield Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Clearinghouse	Termination Date	Notional Amount(2)		Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index Series 23, Version 1	Sell	5.000	Chicago Mercantile Exchange	12/20/19	USD	1,101,678	$82,651	$12,143
CDX North American High Yield Index Series 25, Version 1	Sell	5.000	Chicago Mercantile Exchange	12/20/20	USD	2,044,350	118,731	63,476
							$201,382	$75,619

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

(2)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Credit contracts	Credit default swaps	$75,619
Equity contracts	Futures contracts	16,194
Total Asset Derivatives		$91,813

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.5%
		Consumer Discretionary: 21.5%
10,700	@	Autozone, Inc.	$8,221,238	0.9
68,000		Bloomin Brands, Inc.	1,172,320	0.1
75,500		BorgWarner, Inc.	2,656,090	0.3
38,100	L	Brinker International, Inc.	1,921,383	0.2
62,200	@	Burlington Stores, Inc.	5,039,444	0.6
104,500	@	Carmax, Inc.	5,575,075	0.6
29,700		Carter's, Inc.	2,575,287	0.3
6,100	@,L	Chipotle Mexican Grill, Inc.	2,583,350	0.3
43,100		Choice Hotels International, Inc.	1,942,948	0.2
86,400		Coach, Inc.	3,158,784	0.4
57,000	@	Ctrip.com International Ltd. ADR	2,654,490	0.3
44,200		Delphi Automotive PLC	3,152,344	0.4
55,200		Dick's Sporting Goods, Inc.	3,130,944	0.4
109,000		Dollar General Corp.	7,628,910	0.9
60,900	@	Dollar Tree, Inc.	4,806,837	0.6
48,200	L	Dunkin' Brands Group, Inc.	2,510,256	0.3
120,800		Extended Stay America, Inc.	1,715,360	0.2
35,900		Ferrari NV	1,862,133	0.2
36,100	@	Five Below, Inc.	1,454,469	0.2
320,900		Hanesbrands, Inc.	8,102,725	0.9
24,600		Harley-Davidson, Inc.	1,293,714	0.1
37,300		Harman International Industries, Inc.	3,149,985	0.4
109,300		Hilton Worldwide Holdings, Inc.	2,506,249	0.3
122,900		Interpublic Group of Cos., Inc.	2,746,815	0.3
89,500	@	Kate Spade & Co.	1,533,135	0.2
75,500		L Brands, Inc.	5,343,135	0.6
62,500	@	Liberty Interactive Corp. QVC Group	1,250,625	0.1
19,600	@,L	Lululemon Athletica, Inc.	1,195,208	0.1
52,912		Marriott International, Inc.	3,562,565	0.4
73,000		Mattel, Inc.	2,210,440	0.3
131,300	@	MGM Resorts International	3,417,739	0.4
156,000	@	Michaels Cos, Inc.	3,770,520	0.4
16,600	@	Mohawk Industries, Inc.	3,325,644	0.4
80,800		Newell Rubbermaid, Inc.	4,254,928	0.5
42,200	@	Norwegian Cruise Line Holdings Ltd.	1,590,940	0.2
1,700	@	NVR, Inc.	2,787,779	0.3
41,100		Omnicom Group, Inc.	3,493,500	0.4
29,000	@	O'Reilly Automotive, Inc.	8,123,190	0.9
8,000	@,L	Panera Bread Co.	1,557,760	0.2
25,900		Papa John's International, Inc.	2,042,215	0.2
18,800	L	Polaris Industries, Inc.	1,455,872	0.2
88,900		Pulte Group, Inc.	1,781,556	0.2
32,000		PVH Corp.	3,536,000	0.4
24,600	@,L	Restoration Hardware Holdings, Inc.	850,668	0.1
129,000		Ross Stores, Inc.	8,294,700	1.0
23,600		Royal Caribbean Cruises Ltd.	1,768,820	0.2
162,600		Service Corp. International	4,315,404	0.5
38,900		Signet Jewelers Ltd.	2,899,217	0.3
36,500	L	Sotheby's	1,387,730	0.2
34,500	@,L	Tempur Sealy International, Inc.	1,957,530	0.2
9,300	@,L	Tesla Motors, Inc.	1,897,479	0.2
45,800		Tiffany & Co.	3,326,454	0.4
58,900	@	Toll Brothers, Inc.	1,758,754	0.2
76,800		Tractor Supply Co.	5,172,480	0.6
18,400	@	TripAdvisor, Inc.	1,162,512	0.1
18,100	@	Ulta Salon Cosmetics & Fragrance, Inc.	4,307,438	0.5
84,300	@	Vipshop Holdings Ltd. ADR	1,236,681	0.1
33,020	@,L	Wayfair, Inc.	1,299,997	0.1
14,000		Whirlpool Corp.	2,270,240	0.3
47,000	L	Williams-Sonoma, Inc.	2,400,760	0.3
56,500		Wolverine World Wide, Inc.	1,301,195	0.2
16,200		Wynn Resorts Ltd.	1,578,204	0.2
			186,980,164	21.5

		Consumer Staples: 5.1%
84,200	@	Blue Buffalo Pet Products, Inc.	2,000,592	0.2
79,300		Brown-Forman Corp. - Class B	3,761,992	0.4
75,200		Church & Dwight Co., Inc.	3,603,584	0.4
11,800		Clorox Co.	1,477,124	0.2
20,700		Constellation Brands, Inc.	3,446,343	0.4
37,100		Dr Pepper Snapple Group, Inc.	3,387,601	0.4
109,700	L	Flowers Foods, Inc.	1,658,664	0.2
45,400	@	Hain Celestial Group, Inc.	1,615,332	0.2
46,400		Hershey Co.	4,435,840	0.5
18,500		JM Smucker Co.	2,507,490	0.3
45,000		McCormick & Co., Inc.	4,496,400	0.5
59,800		Mead Johnson Nutrition Co.	4,724,798	0.6
11,600	@	Monster Beverage Corp.	1,702,996	0.2
35,000		Pinnacle Foods, Inc.	1,755,950	0.2
14,300		Pricesmart, Inc.	1,197,768	0.1
61,400	@	Sprouts Farmers Market, Inc.	1,267,910	0.2
41,900		Whole Foods Market, Inc.	1,187,865	0.1
			44,228,249	5.1

		Energy: 1.5%
53,500		Cabot Oil & Gas Corp.	1,380,300	0.2
13,000		Cimarex Energy Co.	1,746,810	0.2
13,200	@	Concho Resources, Inc./Midland TX	1,813,020	0.2
13,700	@	Diamondback Energy, Inc.	1,322,598	0.1

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
25,700		EQT Corp.	$1,866,334	0.2
31,900		Oceaneering International, Inc.	877,569	0.1
9,300		Pioneer Natural Resources Co.	1,726,545	0.2
29,600		Range Resources Corp.	1,147,000	0.1
19,600		Tesoro Corp.	1,559,376	0.2
			13,439,552	1.5

		Financials: 8.2%
36,200		American Campus Communities, Inc.	1,841,494	0.2
45,600		Aon PLC	5,129,544	0.6
64,500		BankUnited, Inc.	1,947,900	0.2
69,633		CBOE Holdings, Inc.	4,515,700	0.5
106,100	@	E*Trade Financial Corp.	3,089,632	0.4
14,300		Federal Realty Investment Trust	2,201,199	0.3
64,700		Fifth Third Bancorp	1,323,762	0.2
28,900		Financial Engines, Inc.	858,619	0.1
23,800		First Republic Bank	1,835,218	0.2
129,100		FNF Group	4,765,081	0.5
18,100		Intercontinental Exchange, Inc.	4,875,416	0.6
36,100		Invesco Ltd.	1,128,847	0.1
67,800		Iron Mountain, Inc.	2,544,534	0.3
84,700		Lazard Ltd.	3,079,692	0.4
40,700		Moody's Corp.	4,406,996	0.5
30,700		MSCI, Inc. - Class A	2,576,958	0.3
43,300		Northern Trust Corp.	2,943,967	0.3
72,700		Progressive Corp.	2,290,050	0.3
27,300		S&P Global, Inc.	3,455,088	0.4
37,000		State Street Corp.	2,576,310	0.3
24,600	@	SVB Financial Group	2,719,284	0.3
106,500		TD Ameritrade Holding Corp.	3,753,060	0.4
56,930		Webster Financial Corp.	2,163,909	0.2
26,699	@	WeWork Companies, Inc., Class A	1,005,063	0.1
23,300		Willis Towers Watson PLC	3,093,541	0.4
84,000	L	WisdomTree Investments, Inc.	864,360	0.1
			70,985,224	8.2

		Health Care: 15.0%
59,699	@	Acadia Healthcare Co., Inc.	2,958,085	0.3
60,800	@,L	Acadia Pharmaceuticals, Inc.	1,934,048	0.2
61,900		Agilent Technologies, Inc.	2,914,871	0.3
18,700	@	Agios Pharmaceuticals, Inc.	987,734	0.1
41,100	@	Akorn, Inc.	1,120,386	0.1
22,900	@	Align Technology, Inc.	2,146,875	0.3
42,300	@	Alkermes PLC	1,989,369	0.2
16,600	@	Alnylam Pharmaceuticals, Inc.	1,125,148	0.1
66,800		AmerisourceBergen Corp.	5,396,104	0.6
9,800	@,L	Athenahealth, Inc.	1,235,976	0.1
47,800	@	BioMarin Pharmaceutical, Inc.	4,422,456	0.5
14,400	@,L	Bluebird Bio, Inc.	976,032	0.1
57,700		Bruker BioSciences Corp.	1,306,905	0.2
69,684	@	Catalent, Inc.	1,800,635	0.2
49,000	@	Centene Corp.	3,281,040	0.4
43,400	@	Cerner Corp.	2,679,950	0.3
26,000		Cooper Cos., Inc.	4,660,760	0.5
32,900	@	DaVita, Inc.	2,173,703	0.3
77,650		Dentsply Sirona, Inc.	4,614,739	0.5
46,100	@	Endo International PLC	928,915	0.1
75,500	@	Envision Healthcare Holdings, Inc.	1,681,385	0.2
27,000	@	Henry Schein, Inc.	4,400,460	0.5
140,800	@	Hologic, Inc.	5,467,264	0.6
41,700	@	Horizon Pharma PLC	756,021	0.1
9,300		Humana, Inc.	1,645,077	0.2
41,100	@	Idexx Laboratories, Inc.	4,633,203	0.5
22,200	@	Illumina, Inc.	4,032,852	0.5
45,900	@	Incyte Corp., Ltd.	4,327,911	0.5
5,050	@,L	Intercept Pharmaceuticals, Inc.	831,179	0.1
11,400	@	Intuitive Surgical, Inc.	8,263,062	1.0
59,700	@,L	Ironwood Pharmaceuticals, Inc.	948,036	0.1
13,000	@	Jazz Pharmaceuticals PLC	1,579,240	0.2
20,100	@	Mallinckrodt PLC - W/I	1,402,578	0.2
22,600	@	Medidata Solutions, Inc.	1,260,176	0.1
29,700	@	Mednax, Inc.	1,967,625	0.2
10,700	@	Mettler Toledo International, Inc.	4,492,181	0.5
33,779	@	Neurocrine Biosciences, Inc.	1,710,569	0.2
15,700	@	Pacira Pharmaceuticals, Inc.	537,254	0.1
8,016	@	Patheon NV	237,514	0.0
26,200	@	Quintiles Transnational Holdings, Inc.	2,123,772	0.2
25,400	@,L	Seattle Genetics, Inc.	1,371,854	0.2
25,500	@	Team Health Holdings, Inc.	830,280	0.1
16,800		Teleflex, Inc.	2,823,240	0.3
24,770	@,L	Tesaro, Inc.	2,482,945	0.3
11,100	@	Ultragenyx Pharmaceutical, Inc.	787,434	0.1
12,500	@,L	United Therapeutics Corp.	1,476,000	0.2
25,300		Universal Health Services, Inc.	3,117,466	0.4
74,700	@	Veeva Systems, Inc.	3,083,616	0.4
26,500	@	Vertex Pharmaceuticals, Inc.	2,311,065	0.3
18,500	@	WellCare Health Plans, Inc.	2,166,165	0.3
21,300		West Pharmaceutical Services, Inc.	1,586,850	0.2
136,850		Zoetis, Inc.	7,117,569	0.8
			130,105,574	15.0

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: 16.9%
49,000		Alaska Air Group, Inc.	$3,227,140	0.4
9,500		Allegiant Travel Co.	1,254,665	0.1
62,800		Allegion Public Ltd.	4,327,548	0.5
44,362		Ametek, Inc.	2,119,617	0.2
43,600	@	Avis Budget Group, Inc.	1,491,556	0.2
21,700		CH Robinson Worldwide, Inc.	1,528,982	0.2
21,200		Clarcor, Inc.	1,378,000	0.2
41,300	@	Colfax Corp.	1,298,059	0.1
24,800	L	Copa Holdings S.A.	2,180,664	0.3
44,500	@	Copart, Inc.	2,383,420	0.3
44,100	@	DigitalGlobe, Inc.	1,212,750	0.1
68,000		Donaldson Co., Inc.	2,538,440	0.3
41,000		Equifax, Inc.	5,517,780	0.6
43,000		Expeditors International Washington, Inc.	2,215,360	0.3
35,000		Fastenal Co.	1,462,300	0.2
45,200		Flowserve Corp.	2,180,448	0.2
41,600		Fortive Corp.	2,117,440	0.2
61,500		Fortune Brands Home & Security, Inc.	3,573,150	0.4
35,100	@,L	Generac Holdings, Inc.	1,274,130	0.1
31,800	@	Genesee & Wyoming, Inc.	2,192,610	0.3
46,400		Graco, Inc.	3,433,600	0.4
16,100		Hubbell, Inc.	1,734,614	0.2
27,700		IDEX Corp.	2,591,889	0.3
116,953	@	IHS Markit Ltd.	4,391,585	0.5
32,900		JB Hunt Transport Services, Inc.	2,669,506	0.3
25,300		Kansas City Southern	2,360,996	0.3
78,200		KAR Auction Services, Inc.	3,375,112	0.4
21,600	@	Kirby Corp.	1,342,656	0.2
18,700		Landstar System, Inc.	1,273,096	0.1
32,200		Manpowergroup, Inc.	2,326,772	0.3
17,800	@	Middleby Corp.	2,200,436	0.3
66,000		Nielsen NV	3,535,620	0.4
19,800		Nordson Corp.	1,972,674	0.2
36,200	@	Old Dominion Freight Line	2,483,682	0.3
26,000		Paccar, Inc.	1,528,280	0.2
49,600		Ritchie Brothers Auctioneers, Inc.	1,739,472	0.2
41,700		Robert Half International, Inc.	1,578,762	0.2
55,100		Rockwell Collins, Inc.	4,647,134	0.5
118,810		Rollins, Inc.	3,478,757	0.4
21,900		Roper Technologies, Inc.	3,996,093	0.5
98,100	@,L	Sensata Technologies Holdings N.V.	3,804,318	0.4
19,000		Snap-On, Inc.	2,887,240	0.3
112,900		Southwest Airlines Co.	4,390,681	0.5
32,300	@	Spirit Airlines, Inc.	1,373,719	0.2
25,600	@	Stericycle, Inc.	2,051,584	0.2
62,700		Textron, Inc.	2,492,325	0.3
45,000		Toro Co.	2,107,800	0.2
16,600	@	TransDigm Group, Inc.	4,799,392	0.6
79,200	@	TransUnion	2,732,400	0.3
73,441	@	United Continental Holdings, Inc.	3,853,449	0.4
13,900		Valmont Industries, Inc.	1,870,523	0.2
77,500	@	Verisk Analytics, Inc.	6,299,200	0.7
16,800	@	Wabco Holdings, Inc.	1,907,304	0.2
38,800		Wabtec Corp.	3,168,020	0.4
27,900		Waste Connections, Inc.	2,084,130	0.2
7,400		WW Grainger, Inc.	1,663,816	0.2
33,100		Xylem, Inc.	1,736,095	0.2
			147,356,791	16.9

		Information Technology: 19.9%
38,800		Activision Blizzard, Inc.	1,718,840	0.2
41,700	@	Akamai Technologies, Inc.	2,209,683	0.3
20,100	@	Alliance Data Systems Corp.	4,312,053	0.5
111,600		Amphenol Corp.	7,245,072	0.8
13,700	@	Ansys, Inc.	1,268,757	0.1
109,979	@	Atlassian Corp. PLC	3,296,071	0.4
25,900	@	Autodesk, Inc.	1,873,347	0.2
90,500	@	Black Knight Financial Services, Inc.	3,701,450	0.4
73,700		Booz Allen Hamilton Holding Corp.	2,329,657	0.3
19,500	@	Check Point Software Technologies	1,513,395	0.2
33,000		Cognex Corp.	1,744,380	0.2
87,500	@	CoreLogic, Inc.	3,431,750	0.4
15,900	@	CoStar Group, Inc.	3,442,827	0.4
67,400		CSRA, Inc.	1,813,060	0.2
44,255	@	Dropbox, Inc. - Class A	396,082	0.1
19,495	@	Dropbox, Inc. - Class B	174,480	0.0
76,700	@	Electronic Arts, Inc.	6,550,180	0.8
13,100	@	Ellie Mae, Inc.	1,379,430	0.2
20,600	@	EPAM Systems, Inc.	1,427,786	0.2
15,100	@	F5 Networks, Inc.	1,882,064	0.2
9,800		Factset Research Systems, Inc.	1,588,580	0.2
73,200		Fidelity National Information Services, Inc.	5,638,596	0.6
75,800	@	Fiserv, Inc.	7,539,826	0.9
48,000	@	Fortinet, Inc.	1,772,640	0.2
44,100	@	Gartner, Inc.	3,900,645	0.4
65,500	@	Genpact Ltd.	1,568,725	0.2
49,900		Global Payments, Inc.	3,830,324	0.4
58,700	@	Guidewire Software, Inc.	3,520,826	0.4
53,400		Harris Corp.	4,891,974	0.6
46,100	@	Integrated Device Technology, Inc.	1,064,910	0.1
50,600		Intuit, Inc.	5,566,506	0.6
23,500	@	IPG Photonics Corp.	1,935,225	0.2
34,950	@	Keysight Technologies, Inc.	1,107,566	0.1
36,100		Linear Technology Corp.	2,140,369	0.2
72,700	@,L	Match Group, Inc.	1,293,333	0.2
9,300		Mercadolibre, Inc.	1,720,221	0.2
51,700		Microchip Technology, Inc.	3,212,638	0.4
57,100	@	Microsemi Corp.	2,397,058	0.3
44,100	@,L	Mobileye NV	1,877,337	0.2
22,100		Motorola Solutions, Inc.	1,685,788	0.2
50,700	@	NetSuite, Inc.	5,611,983	0.6

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
26,000	@	Palo Alto Networks, Inc.	$4,142,580	0.5
37,500		Paychex, Inc.	2,170,125	0.3
16,600	@	Proofpoint, Inc.	1,242,510	0.1
73,800	@	Red Hat, Inc.	5,965,254	0.7
144,100		Sabre Corp.	4,060,738	0.5
69,700	@	ServiceNow, Inc.	5,516,755	0.6
48,500		Skyworks Solutions, Inc.	3,692,790	0.4
33,900	@	Splunk, Inc.	1,989,252	0.2
68,800		SS&C Technologies Holdings, Inc.	2,211,920	0.3
56,219	@	Tableau Software, Inc.	3,107,224	0.4
63,400	@	Trimble Navigation Ltd.	1,810,704	0.2
101,000	@	Vantiv, Inc.	5,683,270	0.7
54,600	@,L	VeriSign, Inc.	4,271,904	0.5
24,199	@	WEX, Inc.	2,615,670	0.3
37,647	@	Workday, Inc.	3,451,853	0.4
54,000		Xilinx, Inc.	2,934,360	0.3
32,400	@	Zendesk, Inc.	995,004	0.1
33,100	@,L	Zillow Group, Inc. - Class A	1,140,295	0.1
			172,577,642	19.9

		Materials: 5.7%
19,500		Air Products & Chemicals, Inc.	2,931,630	0.3
31,300		Ashland Global Holdings, Inc.	3,629,235	0.4
87,000		Ball Corp.	7,129,650	0.8
21,500		Carpenter Technology Corp.	887,090	0.1
40,800		Celanese Corp.	2,715,648	0.3
60,200		CF Industries Holdings, Inc.	1,465,870	0.2
15,800	L	Compass Minerals International, Inc.	1,164,460	0.1
15,600		Eagle Materials, Inc.	1,205,880	0.2
4,000		NewMarket Corp.	1,717,280	0.2
33,400		PolyOne Corp.	1,129,254	0.1
91,500		RPM International, Inc.	4,915,380	0.6
77,200		Sealed Air Corp.	3,537,304	0.4
18,600		Sherwin-Williams Co.	5,145,876	0.6
76,600		Silver Wheaton Corp.	2,070,498	0.2
83,900	@	Stillwater Mining Co	1,120,904	0.1
73,300	@	Valvoline, Inc.	1,721,817	0.2
65,600		Vulcan Materials Co.	7,460,688	0.9
			49,948,464	5.7

		Real Estate: 3.1%
71,600		Crown Castle International Corp.	6,745,436	0.8
55,900		CubeSmart	1,523,834	0.2
17,915		Equinix, Inc.	6,453,879	0.7
30,000		Jones Lang LaSalle, Inc.	3,413,700	0.4
83,100		MGM Growth Properties LLC	2,166,417	0.2
20,500		SL Green Realty Corp.	2,216,050	0.3
21,300		Taubman Centers, Inc.	1,584,933	0.2
235,515		VEREIT, Inc.	2,442,290	0.3
			26,546,539	3.1

		Telecommunication Services: 1.1%
70,850	@	SBA Communications Corp.	7,946,536	0.9
28,800	@	T-Mobile US, Inc.	1,345,536	0.2
			9,292,072	1.1

		Utilities: 0.5%
37,400		Atmos Energy Corp.	2,785,178	0.3
79,600		NiSource, Inc.	1,919,156	0.2
			4,704,334	0.5

	Total Common Stock (Cost $644,513,154)		856,164,605	98.5

PREFERRED STOCK: 1.3%
		Financials: 0.4%
44,396	@	WeWork Companies, Inc. - Series D-1	1,671,252	0.2
34,882	@	WeWork Companies, Inc. - Series D-2	1,313,105	0.1
24,709	@	WeWork Companies, Inc. - Series E	930,150	0.1
			3,914,507	0.4

		Information Technology: 0.9%
32,391	@	AirBNB, Inc. - Series D	3,401,055	0.4
3,719	@	AirBNB, Inc. - Series E	390,495	0.1
24,209	@	Dropbox, Inc. - Series A	216,671	0.0
118,921	@	Dropbox, Inc. - Series A-1	1,064,343	0.1
8,859	@	Flipkart - Series G	853,033	0.1
353,970	@	Tanium, Inc.- Series G	1,684,897	0.2
			7,610,494	0.9

	Total Preferred Stock (Cost $7,911,058)		11,525,001	1.3

	Total Long-Term Investments (Cost $652,424,212)		867,689,606	99.8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.8%
		Securities Lending Collateralcc: 4.8%
9,874,239		Bank of Nova Scotia, Repurchase Agreement dated 09/30/16, 0.47%, due 10/03/16 (Repurchase Amount $9,874,620, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-5.500%, Market Value plus accrued interest $10,072,118, due 02/01/21-08/01/46)	9,874,239	1.1

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
9,874,239	Cantor Fitzgerald, Repurchase Agreement dated 09/30/16, 0.54%, due 10/03/16 (Repurchase Amount $9,874,677, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $10,071,724, due 11/01/16-07/20/66)	$9,874,239	1.2
9,874,239	Daiwa Capital Markets, Repurchase Agreement dated 09/30/16, 0.52%, due 10/03/16 (Repurchase Amount $9,874,661, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $10,071,724, due 10/13/16-09/09/49)	9,874,239	1.1
1,832,211	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/16, 0.50%, due 10/03/16 (Repurchase Amount $1,832,286, collateralized by various U.S. Government Agency Obligations, 2.140%-6.000%, Market Value plus accrued interest $1,868,855, due 03/01/26-09/01/46)	1,832,211	0.2
10,120,300	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/16, 0.60%, due 10/03/16 (Repurchase Amount $10,120,799, collateralized by various U.S. Government Securities, 0.125%-3.375%, Market Value plus accrued interest $10,323,190, due 04/15/18-09/09/49)	10,120,300	1.2
		41,575,228	4.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.0%
200,583	T. Rowe Price Reserve Investment Fund, 0.320%††
	(Cost $200,583)	200,583	0.0

	Total Short-Term Investments (Cost $41,775,811)	41,775,811	4.8

	Total Investments in Securities (Cost $694,200,023)	$909,465,417	104.6
	Liabilities in Excess of Other Assets	(40,129,121)	(4.6)
	Net Assets	$869,336,296	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2016.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2016.

Cost for federal income tax purposes is $695,633,667.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$244,038,056
Gross Unrealized Depreciation	(30,206,306)

Net Unrealized Appreciation	$213,831,750

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$186,980,164	$–	$–	$186,980,164
Consumer Staples	44,228,249	–	–	44,228,249
Energy	13,439,552	–	–	13,439,552
Financials	69,980,161	–	1,005,063	70,985,224
Health Care	130,105,574	–	–	130,105,574
Industrials	147,356,791	–	–	147,356,791
Information Technology	172,007,080	–	570,562	172,577,642
Materials	49,948,464	–	–	49,948,464
Real Estate	26,546,539	–	–	26,546,539
Telecommunication Services	9,292,072	–	–	9,292,072
Utilities	4,704,334	–	–	4,704,334
Total Common Stock	854,588,980	–	1,575,625	856,164,605
Preferred Stock	–	–	11,525,001	11,525,001
Short-Term Investments	200,583	41,575,228	–	41,775,811
Total Investments, at fair value	$854,789,563	$41,575,228	$13,100,626	$909,465,417

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at September 30, 2016.

Investments, at fair value	Fair Value at September 30, 2016	Valuation Technique(s)	Unobservable Inputs	Range	Impact to Valuation from an Increase in Input
Common Stock
Dropbox, Inc. - Class A	$396,082	Market Comparable	Enterprise Value to Sales Multiple	6.3x-9.1x	Increase
			Discount for lack of marketability	10.00%	Decrease
			Sales Growth Rate	42.00%	Increase
Dropbox, Inc. - Class B	174,480	Market Comparable	Enterprise Value to Sales Multiple	6.3x-9.1x	Increase
			Discount for lack of marketability	10.00%	Decrease
			Sales Growth Rate	42.00%	Increase
WeWork Companies, Inc., Class A	1,005,063	Recent Comparable Transaction Price	Discount for non-controlling interest	25%	Decrease
Total Common Stock	$1,575,625

Preferred Stock
AirBNB, Inc. - Series D	$3,401,055	Recent Comparable Transaction Price	Discount Factor*	0.00%	n/a
AirBNB, Inc. - Series E	390,495	Recent Comparable Transaction Price	Discount Factor*	0.00%	n/a
Dropbox, Inc. - Series A	216,671	Market Comparable	Enterprise Value to Sales Multiple	6.3x-9.1x	Increase
			Discount for lack of marketability	10.00%	Decrease
			Sales Growth Rate	42.00%	Increase
Dropbox, Inc. - Series A-1	1,064,343	Market Comparable	Enterprise Value to Sales Multiple	6.3x-9.1x	Increase
			Discount for lack of marketability	10.00%	Decrease
			Sales Growth Rate	42.00%	Increase
Flipkart - Series G	853,033	Recent Comparable Transaction Price/Market Comparable	Discount Factor*	0.00%	n/a
			Enterprise Value to Sales Multiple	2.2x-2.9x	Increase
			Discount for lack of marketability	10.00%	Decrease
			Sales Growth Rate	28.00%	Increase
Tanium, Inc.- Series G	1,684,897	Recent Comparable Transaction Price/Market Comparable	Discount Factor*	0.00%	n/a
			Enterprise Value to Sales Multiple	8.3x	Increase
			Discount for lack of marketability	10.00%	Decrease
			Sales Growth Rate	99.00%	Increase
WeWork Companies, Inc. - Series D-1	1,671,252	Recent Comparable Transaction Price	Discount for non-controlling interest	25%	Decrease
WeWork Companies, Inc. - Series D-2	1,313,105	Recent Comparable Transaction Price	Discount for non-controlling interest	25%	Decrease
WeWork Companies, Inc. - Series E	930,150	Recent Comparable Transaction Price	Discount for non-controlling interest	25%	Decrease
Total Preferred Stock	$11,525,001

* No quantitative unobservable inputs were significant to the fair valuation determination at September 30, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended September 30, 2016:

	Beginning Balance			Accrued Discounts/	Total Realized	Net Change in Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2015	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)*	Level 3	Level 3	9/30/2016
Asset Table
Investments, at fair value
Common Stock	$1,477,438	$-	$-	$-	$-	$98,187	$-	$-	$1,575,625
Preferred Stock	9,973,148	-	-	-		1,551,853	-	-	11,525,001
Total Investments, at value	$11,450,586	$-	$-	$-	$-	$1,650,040	$-	$-	$13,100,626

* As of September 30, 2016 total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $1,650,040.

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Consumer Discretionary: 26.0%
172,100	@	Amazon.com, Inc.	$144,101,051	9.1
23,551	@	Autozone, Inc.	18,095,175	1.2
169,800	@	Ctrip.com International Ltd. ADR	7,907,586	0.5
132,300		Delphi Automotive PLC	9,435,636	0.6
200,520	L	Ferrari NV	10,400,973	0.7
3,088	@	Flipkart Online Services Pvt. Ltd.	297,343	0.0
496,900		Hanesbrands, Inc.	12,546,725	0.8
261,200		Las Vegas Sands Corp.	15,029,448	1.0
245,300		Lowe's Cos, Inc.	17,713,113	1.1
170,200		Marriott International, Inc.	11,459,566	0.7
794,760	@	MGM Resorts International	20,687,603	1.3
125,780	@	Netflix, Inc.	12,395,619	0.8
19,700	@	O'Reilly Automotive, Inc.	5,518,167	0.4
48,559	@	Priceline.com, Inc.	71,454,083	4.5
200,900		Ross Stores, Inc.	12,917,870	0.8
71,289		Signet Jewelers Ltd.	5,313,169	0.3
93,400		Starbucks Corp.	5,056,676	0.3
79,775	@,L	Tesla Motors, Inc.	16,276,493	1.0
183,948		Tractor Supply Co.	12,388,898	0.8
24,200		Walt Disney Co.	2,247,212	0.1
			411,242,406	26.0

		Consumer Staples: 3.5%
40,500		Costco Wholesale Corp.	6,176,655	0.4
275,500		Mondelez International, Inc.	12,094,450	0.8
201,800		Philip Morris International, Inc.	19,618,996	1.2
223,100		Walgreens Boots Alliance, Inc.	17,986,322	1.1
			55,876,423	3.5

		Financials: 5.9%
236,400		American Tower Corp.	26,791,212	1.7
9,000		Blackrock, Inc.	3,262,140	0.2
62,700		Intercontinental Exchange, Inc.	16,888,872	1.1
724,800		Morgan Stanley	23,237,088	1.5
162,900		State Street Corp.	11,342,727	0.7
330,231		TD Ameritrade Holding Corp.	11,637,340	0.7
5,062	@	WeWork Companies, Inc., Class A	190,555	0.0
			93,349,934	5.9

		Health Care: 17.2%
151,169		Aetna, Inc.	17,452,461	1.1
121,115	@	Alexion Pharmaceuticals, Inc.	14,841,432	0.9
69,231	@	Allergan plc	15,944,592	1.0
80,400		Anthem, Inc.	10,074,924	0.6
52,300	@	Biogen, Inc.	16,371,469	1.0
29,500	@	BioMarin Pharmaceutical, Inc.	2,729,340	0.2
372,284		Bristol-Myers Squibb Co.	20,073,553	1.3
104,016	@	Celgene Corp.	10,872,793	0.7
46,846	@	Centene Corp.	3,136,808	0.2
81,900		Cigna Corp.	10,673,208	0.7
395,700		Danaher Corp.	31,018,923	2.0
102,615		Humana, Inc.	18,151,567	1.1
42,231	@	Illumina, Inc.	7,671,684	0.5
40,400	@	Incyte Corp., Ltd.	3,809,316	0.2
34,100	@	Intuitive Surgical, Inc.	24,716,703	1.6
26,800		McKesson Corp.	4,468,900	0.3
131,400		Stryker Corp.	15,296,274	1.0
155,400		UnitedHealth Group, Inc.	21,756,000	1.4
150,600	@	Vertex Pharmaceuticals, Inc.	13,133,826	0.8
196,200		Zoetis, Inc.	10,204,362	0.6
			272,398,135	17.2

		Industrials: 6.3%
707,600		American Airlines Group, Inc.	25,905,236	1.6
139,000		Boeing Co.	18,311,860	1.2
165,700		Delta Air Lines, Inc.	6,521,952	0.4
55,900		FedEx Corp.	9,764,612	0.6
201,550		Fortive Corp.	10,258,895	0.6
155,425	@	IHS Markit Ltd.	5,836,209	0.4
25,700		Illinois Tool Works, Inc.	3,079,888	0.2
25,400		Kansas City Southern	2,370,328	0.2
69,600		Roper Technologies, Inc.	12,699,912	0.8
66,333		Wabtec Corp.	5,416,089	0.3
			100,164,981	6.3

		Information Technology: 35.9%
158,700	@	Alibaba Group Holding Ltd. ADR	16,788,873	1.1
71,150	@	Alphabet, Inc. - Class A	57,208,869	3.6
62,471	@	Alphabet, Inc. - Class C	48,558,084	3.1
460,900		Apple, Inc.	52,104,745	3.3
113,000	L	ASML Holding NV-NY REG	12,382,540	0.8
143,343	@	Dropbox, Inc. - Class A	1,282,920	0.1
571,900	@	Facebook, Inc.	73,357,613	4.6
96,700	@	Fiserv, Inc.	9,618,749	0.6
402,100		Mastercard, Inc.	40,921,717	2.6
913,800		Microsoft Corp.	52,634,880	3.3
203,993	@,L	Mobileye NV	8,683,982	0.6
117,432	@	NetSuite, Inc.	12,998,548	0.8
236,107	@	NXP Semiconductor NV - NXPI - US	24,085,275	1.5
37,200	@	Palo Alto Networks, Inc.	5,927,076	0.4
778,586	@	PayPal Holdings, Inc.	31,898,668	2.0
365,364	@	Salesforce.com, Inc.	26,061,414	1.6
190,206	@	ServiceNow, Inc.	15,054,805	1.0
814,600		Tencent Holdings Ltd.	22,647,538	1.4
144,478	@,L	VeriSign, Inc.	11,303,959	0.7
536,200		Visa, Inc. - Class A	44,343,740	2.8
			567,863,995	35.9

		Materials: 0.9%
81,900		Ashland Global Holdings, Inc.	9,496,305	0.6

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
26,400		Martin Marietta Materials, Inc.	$4,728,504	0.3
			14,224,809	0.9

		Real Estate: 1.1%
120,812		Crown Castle International Corp.	11,381,699	0.7
17,300		Equinix, Inc.	6,232,325	0.4
			17,614,024	1.1

		Telecommunication Services: 0.5%
148,500	@	T-Mobile US, Inc.	6,937,920	0.5

		Utilities: 0.6%
70,200		NextEra Energy, Inc.	8,586,864	0.6

	Total Common Stock
	(Cost $1,161,473,244)		1,548,259,491	97.9

PREFERRED STOCK: 1.5%
		Consumer Discretionary: 0.1%
1,054	@	Flipkart Online Services Pvt. Ltd., - Series A	101,490	0.0
1,862	@	Flipkart Online Services Pvt. Ltd., - Series C	179,292	0.0
3,462	@	Flipkart Online Services Pvt. Ltd., - Series E	333,356	0.0
14,029	@	Flipkart Online Services Pvt. Ltd., - Series H	1,350,852	0.1
			1,964,990	0.1

		Financials: 0.1%
45,554	@	WeWork Companies, Inc. - Series E	1,714,844	0.1

		Information Technology: 1.3%
59,241	@	AirBNB, Inc. - Series D	6,220,305	0.4
16,058	@	AirBNB, Inc. - Series E	1,686,090	0.1
16,556	@	Flipkart - Series G	1,594,177	0.1
84,501	@	LivingSocial.com	–	–
93,459	@	Magic Leap, Inc., Series C	2,152,641	0.1
78,840	@	Snapchat, Inc. - Series F	2,421,965	0.2
73,385	@	Uber Technologies, Inc. - Series G	3,579,148	0.2
68,026	@	Xiaoju Kuaizhi, Inc., Series A-17	2,600,437	0.2
			20,254,763	1.3

	Total Preferred Stock
	(Cost $20,779,624)		23,934,597	1.5

	Total Long-Term Investments
	(Cost $1,182,252,868)		1,572,194,088	99.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.9%
	Securities Lending Collateralcc: 2.6%
9,855,452	Bank of Nova Scotia, Repurchase Agreement dated 09/30/16, 0.47%, due 10/03/16 (Repurchase Amount $9,855,833, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-5.500%, Market Value plus accrued interest $10,052,955, due 02/01/21-08/01/46)	9,855,452	0.6
9,855,452	Cantor Fitzgerald, Repurchase Agreement dated 09/30/16, 0.54%, due 10/03/16 (Repurchase Amount $9,855,889, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $10,052,561, due 11/01/16-07/20/66)	9,855,452	0.6
9,855,452	Daiwa Capital Markets, Repurchase Agreement dated 09/30/16, 0.52%, due 10/03/16 (Repurchase Amount $9,855,873, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $10,052,561, due 10/13/16-09/09/49)	9,855,452	0.6
2,074,444	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/16, 0.50%, due 10/03/16 (Repurchase Amount $2,074,529, collateralized by various U.S. Government Agency Obligations, 2.140%-6.000%, Market Value plus accrued interest $2,115,933, due 03/01/26-09/01/46)	2,074,444	0.2

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
9,855,500	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/16, 0.60%, due 10/03/16 (Repurchase Amount $9,855,986, collateralized by various U.S. Government Securities, 0.125%-3.375%, Market Value plus accrued interest $10,053,082, due 04/15/18-09/09/49)	$9,855,500	0.6
		41,496,300	2.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
4,768,140	T. Rowe Price Reserve Investment Fund, 0.320%††
	(Cost $4,768,140)	4,768,140	0.3

	Total Short-Term Investments
	(Cost $46,264,440)	46,264,440	2.9

	Total Investments in Securities (Cost $1,228,517,308)	$1,618,458,528	102.3
	Liabilities in Excess of Other Assets	(36,239,658)	(2.3)
	Net Assets	$1,582,218,870	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2016.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2016.

Cost for federal income tax purposes is $1,231,399,223.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$417,348,206
Gross Unrealized Depreciation	(30,288,901)

Net Unrealized Appreciation	$387,059,305

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$410,945,063	$–	$297,343	$411,242,406
Consumer Staples	55,876,423	–	–	55,876,423
Financials	93,159,379	–	190,555	93,349,934
Health Care	272,398,135	–	–	272,398,135
Industrials	100,164,981	–	–	100,164,981
Information Technology	543,933,537	22,647,538	1,282,920	567,863,995
Materials	14,224,809	–	–	14,224,809
Real Estate	17,614,024	–	–	17,614,024
Telecommunication Services	6,937,920	–	–	6,937,920
Utilities	8,586,864	–	–	8,586,864
Total Common Stock	1,523,841,135	22,647,538	1,770,818	1,548,259,491
Preferred Stock	–	–	23,934,597	23,934,597
Short-Term Investments	4,768,140	41,496,300	–	46,264,440
Total Investments, at fair value	$1,528,609,275	$64,143,838	$25,705,415	$1,618,458,528

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at September 30, 2016.

Investments, at fair value	Fair Value at September 30, 2016	Valuation Technique(s)	Unobservable Inputs	Range	Impact to Valuation from an Increase in Input
Common Stock
Dropbox, Inc. - Class A	$1,282,920	Market Comparable	Enterprise Value to Sales Multiple	6.3x-9.1x	Increase
			Discount for lack of marketability	10.00%	Decrease
			Sales Growth Rate	42.00%	Increase
Flipkart Online Services Pvt. Ltd.	297,343	Recent Comparable Transaction Price/Market Comparable	Discount Factor*	0.00%	n/a
			Enterprise Value to Sales Multiple	2.2x-2.9x	Increase
			Discount for lack of marketability	10.00%	Decrease
			Sales Growth Rate	28.00%	Increase
WeWork Companies, Inc., Class A	190,555	Recent Comparable Transaction Price	Discount for non-controlling interest	25%	Decrease
Total Common Stock	$1,770,818

Preferred Stock
AirBNB, Inc. - Series D	$6,220,305	Recent Comparable Transaction Price	Discount Factor*	0.00%	n/a
AirBNB, Inc. - Series E	1,686,090	Recent Comparable Transaction Price	Discount Factor*	0.00%	n/a
Flipkart - Series G	1,594,177	Recent Comparable Transaction Price/Market Comparable	Discount Factor*	0.00%	n/a
			Enterprise Value to Sales Multiple	2.2x-2.9x	Increase
			Discount for lack of marketability	10.00%	Decrease
			Sales Growth Rate	28.00%	Increase
Flipkart Online Services Pvt. Ltd., - Series A	101,490	Recent Comparable Transaction Price/Market Comparable	Discount Factor*	0.00%	n/a
			Enterprise Value to Sales Multiple	2.2x-2.9x	Increase
			Discount for lack of marketability	10.00%	Decrease
			Sales Growth Rate	28.00%	Increase
Flipkart Online Services Pvt. Ltd., - Series C	179,292	Recent Comparable Transaction Price/Market Comparable	Discount Factor*	0.00%	n/a
			Enterprise Value to Sales Multiple	2.2x-2.9x	Increase
			Discount for lack of marketability	10.00%	Decrease
			Sales Growth Rate	28.00%	Increase
Flipkart Online Services Pvt. Ltd., - Series E	333,356	Recent Comparable Transaction Price/Market Comparable	Discount Factor*	0.00%	n/a
			Enterprise Value to Sales Multiple	2.2x-2.9x	Increase
			Discount for lack of marketability	10.00%	Decrease
			Sales Growth Rate	28.00%	Increase
Flipkart Online Services Pvt. Ltd., - Series H	1,350,852	Recent Comparable Transaction Price/Market Comparable	Discount Factor*	0.00%	n/a
			Enterprise Value to Sales Multiple	2.2x-2.9x	Increase
			Discount for lack of marketability	10.00%	Decrease
			Sales Growth Rate	28.00%	Increase
Magic Leap, Inc., Series C	2,152,641	Recent Comparable Transaction Price	Discount Factor*	0.00%	n/a
Snapchat, Inc. - Series F	2,421,965	Recent Comparable Transaction Price	Discount Factor*	0.00%	n/a
Uber Technologies, Inc. - Series G	3,579,148	Recent Comparable Transaction Price	Discount Factor*	0.00%	n/a
WeWork Companies, Inc. - Series E	1,714,844	Recent Comparable Transaction Price	Discount for non-controlling interest	25%	Decrease
Xiaoju Kuaizhi, Inc., Series A-17	2,600,437	Recent Comparable Transaction Price	Discount Factor*	0.00%	n/a
Total Preferred Stock	$23,934,597

* No quantitative unobservable inputs were significant to the fair valuation determination at September 30, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended September 30, 2016:

	Beginning Balance			Accrued Discounts/	Total Realized	Net Change in Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2015	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)*	Level 3	Level 3	9/30/2016
Asset Table
Investments, at fair value
Common Stock	$1,953,306	$-	$-	$-	$-	$(182,488)	$-	$-	$1,770,818
Preferred Stock	19,424,931	4,574,606	-	-		(64,940)	-	-	23,934,597
Total Investments, at value	$21,378,237	$4,574,606	$-	$-	$-	$(247,428)	$-	$-	$25,705,415

*As of September 30, 2016, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(247,428).

VY® Templeton Foreign Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.4%
		China: 7.4%
32,500	@	Baidu, Inc. ADR	$5,917,275	0.9
2,585,000		China Life Insurance Co., Ltd.	6,773,125	1.0
670,500		China Mobile Ltd.	8,236,669	1.3
21,246,000		China Telecom Corp., Ltd.	10,838,955	1.6
4,266,600		CRRC Corp. Ltd	3,883,992	0.6
4,230,000		Kunlun Energy Co. Ltd.	3,269,883	0.5
1,368,800		Sinopharm Group Co.	6,629,546	1.0
2,352,000		Weichai Power Co. Ltd.	3,173,493	0.5
			48,722,938	7.4

		France: 10.9%
306,996		AXA S.A.	6,527,438	1.0
273,888		BNP Paribas	14,087,114	2.1
191,520		Cie de Saint-Gobain	8,287,116	1.2
75,774		Cie Generale des Etablissements Michelin	8,390,884	1.3
638,860		Credit Agricole SA	6,301,687	0.9
135,141		Sanofi	10,291,167	1.6
85,500		Technip S.A.	5,256,073	0.8
202,484	L	Total S.A.	9,630,307	1.5
141,860		Zodiac Aerospace	3,452,549	0.5
			72,224,335	10.9

		Germany: 12.0%
100,971		Bayer AG	10,140,598	1.5
60,360	@	Deutsche Boerse AG	4,899,346	0.7
107,848		Deutsche Post AG	3,376,576	0.5
110,235		HeidelbergCement AG	10,425,181	1.6
521,675		Infineon Technologies AG	9,302,310	1.4
143,370		Lanxess	8,924,433	1.4
103,258		Merck KGaA	11,137,971	1.7
112,250		Metro AG	3,341,225	0.5
42,620	@,L	Morphosys AG	1,784,951	0.3
77,616		SAP SE	7,098,205	1.1
74,750		Siemens AG	8,765,254	1.3
			79,196,050	12.0

		Hong Kong: 2.9%
973,900		AIA Group Ltd.	6,549,228	1.0
485,640		Cheung Kong Property Holdings Ltd.	3,572,298	0.6
228,400		CK Hutchison Holdings Ltd. ADR	2,907,532	0.4
485,640		CK Hutchison Holdings Ltd.	6,207,570	0.9
			19,236,628	2.9

		India: 1.6%
496,486		Housing Development Finance Corp.	10,413,796	1.6

		Israel: 1.8%
253,929		Teva Pharmaceutical Industries Ltd. ADR	11,683,273	1.8

		Italy: 2.0%
680,187		ENI S.p.A.	9,801,746	1.5
1,639,718		UniCredit SpA	3,822,061	0.5
			13,623,807	2.0

		Japan: 10.1%
402,500		Inpex Corp.	3,659,720	0.5
851,600		Konica Minolta Holdings, Inc.	7,211,616	1.1
988,300		Nissan Motor Co., Ltd.	9,694,111	1.5
190,100		Omron Corp.	6,842,634	1.0
171,300	L	SoftBank Group Corp.	11,101,714	1.7
431,000		Sumitomo Metal Mining Co., Ltd.	5,952,862	0.9
240,400		Suntory Beverage & Food Ltd.	10,394,509	1.6
1,397,000	@	Toshiba Corp.	4,656,762	0.7
124,400		Toyota Motor Corp.	7,216,002	1.1
			66,729,930	10.1

		Netherlands: 5.2%
144,448		Akzo Nobel NV	9,770,502	1.5
150,904	@	Qiagen NV	4,160,928	0.6
588,596		Royal Dutch Shell PLC - Class B	15,259,678	2.3
374,301	L	SBM Offshore NV	5,315,205	0.8
			34,506,313	5.2

		Norway: 2.6%
455,520	@,L	Subsea 7 SA	4,915,459	0.7
166,074		Statoil ASA	2,788,100	0.4
573,623		Telenor ASA	9,863,962	1.5
			17,567,521	2.6

		Portugal: 1.0%
474,200		Galp Energia SGPS SA	6,478,506	1.0

		Singapore: 3.6%
886,582		DBS Group Holdings Ltd.	10,059,915	1.5
3,420,600		Singapore Telecommunications Ltd.	10,004,888	1.5
255,700		United Overseas Bank Ltd.	3,547,528	0.6
			23,612,331	3.6

		South Korea: 6.2%
171,216		Hana Financial Group, Inc.	4,358,963	0.6
35,481		Hyundai Mobis Co. Ltd.	8,904,179	1.3
247,680		KB Financial Group, Inc. ADR	8,473,133	1.3
27,121		Samsung Electronics Co., Ltd. GDR	19,589,577	3.0
			41,325,852	6.2

		Spain: 1.2%
789,224	@	Telefonica S.A.	7,981,499	1.2

		Sweden: 0.8%
282,620		Getinge AB	5,478,873	0.8

		Switzerland: 6.4%
199,690		ABB Ltd.	4,500,608	0.7

VY® Templeton Foreign Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Switzerland: (continued)
1,905,170	@	Glencore PLC	$5,216,660	0.8
82,527		Novartis AG	6,513,058	1.0
50,356		Roche Holding AG	12,513,396	1.9
77,755		Swiss Re Ltd.	7,022,710	1.0
492,410		UBS Group AG	6,726,546	1.0
			42,492,978	6.4

		Taiwan: 1.0%
1,099,251		Taiwan Semiconductor Manufacturing Co., Ltd.	6,461,555	1.0

		Thailand: 0.9%
1,298,000		Bangkok Bank PCL - Foreign Reg	6,111,623	0.9

		United Kingdom: 18.8%
1,136,625		Aviva PLC	6,485,634	1.0
1,403,493		BAE Systems PLC	9,534,255	1.4
2,978,460		Barclays PLC	6,457,331	1.0
2,776,524		BP PLC	16,183,541	2.4
609,930		Sky PLC	7,069,118	1.1
349,934		CRH PLC - London	11,584,193	1.8
472,166		GlaxoSmithKline PLC	10,056,393	1.5
1,537,600		HSBC Holdings PLC	11,505,447	1.7
77,910		Johnson Matthey PLC	3,323,176	0.5
1,507,104		Kingfisher PLC	7,353,215	1.1
96,900	@	LivaNova PLC	5,824,659	0.9
430,980		Petrofac Ltd.	4,988,383	0.8
989,391	@	Standard Chartered PLC	8,051,381	1.2
2,612,090	@	Tesco PLC	6,186,579	0.9
3,336,261		Vodafone Group PLC	9,568,096	1.5
			124,171,401	18.8

	Total Common Stock
	(Cost $565,815,333)		638,019,209	96.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.7%
	U.S. Government Agency Obligations: 2.6%
3,100,000	Federal Home Loan Bank Discount Notes, 0.067%, 10/03/16	3,100,000	0.5
13,600,000	Freddie Mac Discount Notes, 0.133%, 10/03/16	13,600,000	2.1
		16,700,000	2.6

	Securities Lending Collateralcc: 4.1%
6,522,875	Cantor Fitzgerald, Repurchase Agreement dated 09/30/16, 0.54%, due 10/03/16 (Repurchase Amount $6,523,165, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $6,653,332, due 11/01/16-07/20/66)	6,522,875	0.9
1,372,825	Citibank N.A., Repurchase Agreement dated 09/30/16, 0.52%, due 10/03/16 (Repurchase Amount $1,372,884, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,400,281, due 11/15/16-09/09/49)	1,372,825	0.2
6,522,875	Daiwa Capital Markets, Repurchase Agreement dated 09/30/16, 0.52%, due 10/03/16 (Repurchase Amount $6,523,154, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $6,653,333, due 10/13/16-09/09/49)	6,522,875	1.0
6,522,875	Nomura Securities, Repurchase Agreement dated 09/30/16, 0.52%, due 10/03/16 (Repurchase Amount $6,523,154, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $6,653,333, due 04/15/17-02/20/63)	6,522,875	1.0

VY® Templeton Foreign Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
6,522,900	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/16, 0.60%, due 10/03/16 (Repurchase Amount $6,523,222, collateralized by various U.S. Government Securities, 0.125%-3.375%, Market Value plus accrued interest $6,653,670, due 04/15/18-09/09/49)	$6,522,900	1.0
		27,464,350	4.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.0%
165,477	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.336%
	(Cost $165,477)	165,477	0.0

	Total Short-Term Investments
	(Cost $44,329,659)	44,329,827	6.7

	Total Investments in Securities (Cost $610,144,992)	$682,349,036	103.1
	Liabilities in Excess of Other Assets	(20,414,189)	(3.1)
	Net Assets	$661,934,847	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2016.

Cost for federal income tax purposes is $614,257,118.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$136,277,647
Gross Unrealized Depreciation	(68,185,729)

Net Unrealized Appreciation	$68,091,918

Sector Diversification	Percentage of Net Assets
Financials	21.6%
Health Care	14.6
Energy	13.2
Telecommunication Services	10.3
Information Technology	9.5
Materials	8.5
Industrials	8.3
Consumer Discretionary	7.4
Consumer Staples	3.0
U.S. Government Agency Debt	2.6
Short-Term Investments	4.1
Liabilities in Excess of Other Assets	(3.1)
Net Assets	100.0%

VY® Templeton Foreign Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Common Stock
China	$5,917,275	$42,805,663	$–	$48,722,938
France	–	72,224,335	–	72,224,335
Germany	–	79,196,050	–	79,196,050
Hong Kong	2,907,532	16,329,096	–	19,236,628
India	–	10,413,796	–	10,413,796
Israel	11,683,273	–	–	11,683,273
Italy	–	13,623,807	–	13,623,807
Japan	–	66,729,930	–	66,729,930
Netherlands	–	34,506,313	–	34,506,313
Norway	–	17,567,521	–	17,567,521
Portugal	–	6,478,506	–	6,478,506
Singapore	–	23,612,331	–	23,612,331
South Korea	8,473,133	32,852,719	–	41,325,852
Spain	–	7,981,499	–	7,981,499
Sweden	–	5,478,873	–	5,478,873
Switzerland	–	42,492,978	–	42,492,978
Taiwan	–	6,461,555	–	6,461,555
Thailand	–	6,111,623	–	6,111,623
United Kingdom	5,824,659	118,346,742	–	124,171,401
Total Common Stock	34,805,872	603,213,337	–	638,019,209
Short-Term Investments	165,477	44,164,350	–	44,329,827
Total Investments, at fair value	$34,971,349	$647,377,687	$–	$682,349,036

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Partners, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 25, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 25, 2016